                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-8532
                                  ---------------------------------------------

               American Century Strategic Asset Allocations, Inc.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 Main Street, Kansas City, Missouri                        64111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, Missouri 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------

Date of fiscal year end:   November 30, 2003
                        --------------------------------------------------------
Date of reporting period:  November 30, 2003
                         -------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

[front cover]

November 30, 2003

American Century
Annual Report

Strategic Allocation: Conservative
Strategic Allocation: Moderate
Strategic Allocation: Aggressive

                                 [american century logo and text logo (reg.tm)]

[inside front cover]

Table of Contents

Our Message to You........................................................  1

STRATEGIC ALLOCATION: CONSERVATIVE

STRATEGIC ALLOCATION: MODERATE

STRATEGIC ALLOCATION: AGGRESSIVE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo]

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the annual report for the American Century
Strategic Allocation funds for the year ended November 30, 2003.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Many of you have called or written to express your concern about allegations of wrongdoing by other mutual fund investment management firms. We share your concern--fund companies must put investors first and do everything possible to maintain investor trust. Through the Investment Company Institute, the mutual fund trade association, American Century has advocated industry-wide proposals that strengthen protections for fund investors. We believe that decisive action is needed to show that we are committed, as an industry, to the interests of the
95 million investors we serve.

As information about alleged trading abuses in the mutual fund industry has come to light, we have posted messages and commentary about these issues on
www.americancentury.com. Beyond what's currently in the headlines, American
Century has been a champion of many important investor and industry issues, which are outlined in a document titled Putting Investors First. We invite you to visit our Web site and read about how our values have influenced these positions.

As always, we deeply appreciate your investment with American Century.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      Founder and Chairman

      /s/James E. Stowers III

      James E. Stowers III
      Co-Chairman of the Board

------

Strategic Allocation: Conservative - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2003
                                         ------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE        INCEPTION
                          1 YEAR         5 YEARS        INCEPTION         DATE
--------------------------------------------------------------------------------
INVESTOR CLASS            10.43%          5.05%           6.73%         2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX             15.09%         -0.47%           8.38%(1)         --
--------------------------------------------------------------------------------
LEHMAN BROTHERS
U.S. AGGREGATE INDEX       5.18%          6.47%           7.11%(1)         --
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX                 1.05%          3.40%           3.99%(1)         --
--------------------------------------------------------------------------------
Institutional Class       10.64%           --             3.56%          8/1/00
--------------------------------------------------------------------------------
Advisor Class             10.39%          4.82%           6.59%         10/2/96
--------------------------------------------------------------------------------

(1)  Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

                                                                     (continued)

------

Strategic Allocation: Conservative - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 15, 1996*

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended November 30
--------------------------------------------------------------------------------
                              1996*         1997          1998          1999
--------------------------------------------------------------------------------
Investor Class                7.02%        10.87%         9.43%         8.47%
--------------------------------------------------------------------------------
S&P 500 Index                20.20%        28.51%        23.66%        20.90%
--------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate Index          5.75%         7.55%         9.45%        -0.04%
--------------------------------------------------------------------------------
90-Day U.S. Treasury
Bill Index                    3.82%         5.17%         4.95%         4.67%
--------------------------------------------------------------------------------

Periods ended November 30
--------------------------------------------------------------------------------
                              2000          2001          2002          2003
--------------------------------------------------------------------------------
Investor Class                6.74%         3.37%        -3.23%        10.43%
--------------------------------------------------------------------------------
S&P 500 Index                -4.22%       -12.22%       -16.51%        15.09%
--------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate Index          9.06%        11.16%         7.34%         5.18%
--------------------------------------------------------------------------------
90-Day U.S. Treasury
Bill Index                    5.94%         3.78%         1.63%         1.05%
--------------------------------------------------------------------------------

* From 2/15/96, the Investor Class's inception date. Index data from 2/29/96, the date nearest the Investor Class's inception for which data are available.
  Not annualized.

The charts on the performance pages give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------

Strategic Allocation: Conservative - Portfolio Commentary

By Jeff Tyler and Brian Howell, portfolio managers

Strategic Allocation: Conservative returned 10.43% during the year ended
November 30, 2003.* The portfolio generally allocates holdings over the long term with the following neutral weightings: 45% stocks, 45% bonds, and 10% cash equivalents. Those weightings drifted with the performance of stocks, bonds, and cash, but we rebalanced to reset the portfolio near its neutral  asset mix.

As shown in Strategic Allocation: Conservative's schedule of investments
(starting on page 6), the portfolio was broadly diversified. At the end of the period, the portfolio's stock holdings were distributed across a wide array of industries, while the bond portion of the portfolio held more than two hundred fixed-income securities, and cash holdings were invested in several different types of money market securities. Because the portfolio maintains broad exposure to stocks (both domestic and international), bonds, and cash, a review of the economy and financial markets helps explain the portfolio's return.

After a slow start, U.S. economic conditions improved significantly during the fiscal year. The economy grew at a relatively slow pace in the fourth quarter of
2002 and in the first half of 2003. Nevertheless, growth picked up dramatically in the third quarter of 2003 due in part to low interest rates and tax cuts.

Similarly, the job market was disappointing for most of the fiscal year, but improved somewhat in the last few months of the period. U.S. payrolls lost
563,000 jobs during the first eight months of the fiscal year, pushing the U.S.
unemployment rate to 6.4% in June. Since then, conditions have improved, with the unemployment rate dropping to 5.9% in November 2003. The combination of soft first-half economic growth and low inflation (with a threat of deflation)
prompted the Federal Reserve to cut its short-term interest rate target again in
June, to just 1.0%.

Despite improving economic conditions, stock market gains, and rising long-term interest rates, the U.S. bond market posted positive returns for the fiscal year. The Lehman Brothers U.S. Aggregate Index (LBA) returned +5.18% and the
10-year Treasury note returned +4.03%, even though its yield rose from 4.21% to

ASSET ALLOCATION
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
U.S. Bonds                                                        42.6%
--------------------------------------------------------------------------------
U.S. Stocks                                                       34.4%
--------------------------------------------------------------------------------
Money Market Securities                                           12.9%
--------------------------------------------------------------------------------
Foreign Stocks                                                     9.7%
--------------------------------------------------------------------------------
Foreign Bonds                                                      0.4%
--------------------------------------------------------------------------------

FUND'S U.S. BONDS
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                               U.S. BONDS
--------------------------------------------------------------------------------
Corporate Bonds                                                   27.8%
--------------------------------------------------------------------------------
U.S. Treasury Securities                                          25.6%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed Securities                                        21.0%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                 11.9%
--------------------------------------------------------------------------------
Asset-Backed Securities                                            5.9%
--------------------------------------------------------------------------------
Municipal Securities                                               4.0%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                                3.8%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                     (continued)

------

Strategic Allocation: Conservative - Portfolio Commentary

4.34%. Investment-grade corporates gained the most, while fixed-rate MBS, agencys, and Treasurys lagged, according to Lehman. If U.S. bonds can hold those gains through December, this will be the fourth straight calendar year of positive U.S. bond performance (as measured by the LBA). At the end of November, fixed-income securities accounted for 43.0% of the overall portfolio, with the vast majority of the portfolio's bond holdings invested in corporate, U.S.
Treasury, and mortgage-backed securities.

The U.S. stock market rallied during the fiscal year after stumbling in the first quarter of 2003. The S&P 500 gained +15.09% and the Nasdaq Composite was up +33.24%. Value-oriented stocks generally outperformed growth shares, while small- and medium-sized stocks advanced more than large companies. Strategic
Allocation: Conservative maintained exposure to all of those parts of the stock market throughout the fiscal year. Because stocks outperformed bonds by a wide margin, the stock portion of the portfolio was responsible for most of Strategic
Allocation: Conservative's positive return. If the stock market's gains hold up in December, this will be the first calendar year since 1999 with positive returns for the major U.S. indices.

Many markets around the world also advanced during the period. The majority of
Strategic Allocation: Conservative's international holdings were invested in
Europe, with smaller weightings in Asia and Latin America. International diversification helped the portfolio generate a positive return.

Summing up the period, Strategic Allocation: Conservative's positive return can be attributed to gains in the portfolio's stock, bond, and cash holdings. Going forward, we will continue to maintain the portfolio's broad diversification.

FUND'S TOP FIVE U.S. STOCKS
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                          % OF FUND'S              % OF
                                          U.S. STOCKS              FUND
--------------------------------------------------------------------------------
Exxon Mobil Corp.                            2.3%                  0.8%
--------------------------------------------------------------------------------
Standard and Poor's
500 Depositary Receipt                       2.3%                  0.8%
--------------------------------------------------------------------------------
Citigroup Inc.                               2.1%                  0.7%
--------------------------------------------------------------------------------
Freddie Mac                                  1.8%                  0.6%
--------------------------------------------------------------------------------
Bank of America Corp.                        1.5%                  0.5%
--------------------------------------------------------------------------------

FUND'S TOP FIVE FOREIGN STOCKS
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                          % OF FUND'S
                                            FOREIGN                % OF
                                            STOCKS                 FUND
--------------------------------------------------------------------------------
Royal Dutch Petroleum
Co. New York Shares                          4.6%                  0.4%
--------------------------------------------------------------------------------
W Holding Company, Inc.
ADR                                          2.3%                  0.2%
--------------------------------------------------------------------------------
Nissan Motor Co., Ltd.
ORD                                          2.3%                  0.2%
--------------------------------------------------------------------------------
Societe Generale Cl A
ORD                                          2.2%                  0.2%
--------------------------------------------------------------------------------
BP plc ADR                                   2.2%                  0.2%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                                 FOREIGN
                                                                 STOCKS
--------------------------------------------------------------------------------
Europe                                                            73.9%
--------------------------------------------------------------------------------
Asia/Pacific                                                      20.1%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                          6.0%
--------------------------------------------------------------------------------

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 44.1%

AIRLINES -- 0.3%
--------------------------------------------------------------------------------
           11,752  Airtran Holdings Inc.(1)                        $    173,460
--------------------------------------------------------------------------------
           25,412  America West Holdings
                   Corporation Cl B(1)                                  383,721
--------------------------------------------------------------------------------
            8,312  Continental Airlines Inc.(1)                         155,019
--------------------------------------------------------------------------------
           10,400  Northwest Airlines
                   Corporation(1)                                       137,384
--------------------------------------------------------------------------------
            8,910  Ryanair Holdings plc ADR(1)                          417,344
--------------------------------------------------------------------------------
            9,197  Southwest Airlines Co.                               165,362
--------------------------------------------------------------------------------
                                                                      1,432,290
--------------------------------------------------------------------------------
ALCOHOL -- 0.1%
--------------------------------------------------------------------------------
            3,900  Adolph Coors Company Cl B                            214,929
--------------------------------------------------------------------------------
            8,700  Anheuser-Busch Companies,
                   Inc.                                                 450,834
--------------------------------------------------------------------------------
                                                                        665,763
--------------------------------------------------------------------------------
APPAREL & TEXTILES -- 0.5%
--------------------------------------------------------------------------------
           14,400  Jones Apparel Group, Inc.                            496,800
--------------------------------------------------------------------------------
            6,300  K-Swiss Inc. Cl A                                    306,873
--------------------------------------------------------------------------------
           10,900  Liz Claiborne, Inc.                                  381,609
--------------------------------------------------------------------------------
            6,500  NIKE, Inc. Cl B                                      437,125
--------------------------------------------------------------------------------
            5,907  Puma AG Rudolf Dassler Sport
                   ORD                                                  931,542
--------------------------------------------------------------------------------
            7,200  VF Corp.                                             297,144
--------------------------------------------------------------------------------
                                                                      2,851,093
--------------------------------------------------------------------------------
BANKS -- 4.7%
--------------------------------------------------------------------------------
           85,695  Abbey National plc ORD                               787,546
--------------------------------------------------------------------------------
           24,752  Alliance & Leicester plc ORD                         375,891
--------------------------------------------------------------------------------
           19,762  Anglo Irish Bank Corporation
                   ORD                                                  267,805
--------------------------------------------------------------------------------
           25,210  Banco Popolare di Verona e
                   Novara Scrl ORD                                      416,007
--------------------------------------------------------------------------------
           36,908  Bank of America Corp.                              2,783,970
--------------------------------------------------------------------------------
           41,000  Bank of Yokohama Ltd. (The)
                   ORD                                                  173,672
--------------------------------------------------------------------------------
           18,000  Bank One Corp.                                       780,480
--------------------------------------------------------------------------------
            6,071  BB&T Corporation                                     238,955
--------------------------------------------------------------------------------
           81,973  Citigroup Inc.                                     3,856,009
--------------------------------------------------------------------------------
           13,100  Commerzbank AG ORD                                   253,562
--------------------------------------------------------------------------------
           30,840  Credit Agricole SA ORD(1)                            673,125
--------------------------------------------------------------------------------
            3,800  Depfa Bank plc ORD                                   436,119
--------------------------------------------------------------------------------
            6,900  East West BanCorp, Inc.                              361,422
--------------------------------------------------------------------------------
            4,190  Erste Bank der
                   Oesterreichischen Sparkassen
                   AG ORD                                               478,869
--------------------------------------------------------------------------------
            2,200  Fifth Third Bancorp                                  127,886
--------------------------------------------------------------------------------
           15,100  FleetBoston Financial Corp.                          613,060
--------------------------------------------------------------------------------
            7,402  ForeningsSparbanken AB ORD                           127,913
--------------------------------------------------------------------------------
           15,602  HBOS plc ORD                                         196,104
--------------------------------------------------------------------------------
           42,330  HSBC Holdings plc ORD                                642,106
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           23,873  J.P. Morgan Chase & Co.                         $    844,149
--------------------------------------------------------------------------------
           17,000  KeyCorp                                              472,430
--------------------------------------------------------------------------------
           19,500  Marshall & Ilsley Corp.                              723,450
--------------------------------------------------------------------------------
           18,900  National City Corp.                                  634,095
--------------------------------------------------------------------------------
            4,400  Northern Trust Corp.                                 197,340
--------------------------------------------------------------------------------
           12,400  PNC Financial Services Group                         674,064
--------------------------------------------------------------------------------
           14,640  Societe Generale Cl A ORD                          1,172,809
--------------------------------------------------------------------------------
            5,100  State Street Corp.                                   259,896
--------------------------------------------------------------------------------
               60  Sumitomo Mitsui Financial
                   Group Inc. ORD                                       293,044
--------------------------------------------------------------------------------
           23,800  SunTrust Banks, Inc.                               1,690,990
--------------------------------------------------------------------------------
            2,600  Synovus Financial Corp.                               74,516
--------------------------------------------------------------------------------
           29,300  U.S. Bancorp                                         811,903
--------------------------------------------------------------------------------
            1,644  UnionBanCal Corporation                               93,642
--------------------------------------------------------------------------------
           46,160  W Holding Company, Inc. ADR                        1,220,932
--------------------------------------------------------------------------------
           35,904  Wachovia Corp.                                     1,642,608
--------------------------------------------------------------------------------
           22,555  Wells Fargo & Co.                                  1,293,078
--------------------------------------------------------------------------------
            1,134  Zions Bancorporation                                  69,934
--------------------------------------------------------------------------------
                                                                     25,759,381
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.4%
--------------------------------------------------------------------------------
           16,005  Amgen Inc.(1)                                        920,447
--------------------------------------------------------------------------------
            8,000  Connetics Corporation(1)                             141,200
--------------------------------------------------------------------------------
           11,326  MGI Pharma Inc.(1)                                   434,579
--------------------------------------------------------------------------------
              500  Neurocrine Biosciences Inc.(1)                        26,415
--------------------------------------------------------------------------------
           36,443  QLT Inc.(1)                                          593,292
--------------------------------------------------------------------------------
                                                                      2,115,933
--------------------------------------------------------------------------------
CHEMICALS -- 0.9%
--------------------------------------------------------------------------------
            7,800  3M Co.                                               616,512
--------------------------------------------------------------------------------
           10,800  Air Products & Chemicals, Inc.                       517,752
--------------------------------------------------------------------------------
            4,300  Avery Dennison Corp.                                 236,844
--------------------------------------------------------------------------------
            2,850  BASF AG ORD                                          141,021
--------------------------------------------------------------------------------
            9,626  Clariant AG ORD(1)                                   136,013
--------------------------------------------------------------------------------
              840  Cytec Industries Inc.(1)                              30,450
--------------------------------------------------------------------------------
            5,000  Great Lakes Chemical Corp.                           113,550
--------------------------------------------------------------------------------
            5,000  JSR Corp. ORD                                        108,408
--------------------------------------------------------------------------------
            4,310  Linde AG ORD                                         208,560
--------------------------------------------------------------------------------
           19,090  Monsanto Co.                                         517,721
--------------------------------------------------------------------------------
            7,100  Nitto Denko Corp. ORD                                358,435
--------------------------------------------------------------------------------
            2,900  OM Group Inc.(1)                                      70,209
--------------------------------------------------------------------------------
           10,200  PPG Industries, Inc.                                 596,394
--------------------------------------------------------------------------------
            8,900  Rohm and Haas Co.                                    357,335
--------------------------------------------------------------------------------
           26,797  Sherwin-Williams Co.                                 869,027
--------------------------------------------------------------------------------
                                                                      4,878,231
--------------------------------------------------------------------------------
CLOTHING STORES -- 0.3%
--------------------------------------------------------------------------------
            7,800  AnnTaylor Stores Corp.(1)                            309,972
--------------------------------------------------------------------------------
            9,440  Compagnie Financiere
                   Richemont AG ORD                                     233,880
--------------------------------------------------------------------------------
            2,900  Fast Retailing Company
                   Limited ORD                                          171,024
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------

           17,113  Gap, Inc. (The)                                 $    367,931
--------------------------------------------------------------------------------
            5,418  Hot Topic, Inc.(1)                                   161,456
--------------------------------------------------------------------------------
           19,600  Limited Brands                                       351,232
--------------------------------------------------------------------------------
                                                                      1,595,495
--------------------------------------------------------------------------------
COMPUTER HARDWARE &
BUSINESS MACHINES -- 1.0%
--------------------------------------------------------------------------------
           18,300  Avaya Inc.(1)                                        248,880
--------------------------------------------------------------------------------
           77,490  Cisco Systems Inc.(1)                              1,755,922
--------------------------------------------------------------------------------
           24,384  Dell Inc.(1)                                         841,248
--------------------------------------------------------------------------------
            2,300  Diebold Inc.                                         122,015
--------------------------------------------------------------------------------
           52,040  Hewlett-Packard Co.                                1,128,748
--------------------------------------------------------------------------------
           31,062  Maxtor Corporation(1)                                346,652
--------------------------------------------------------------------------------
            9,380  Research In Motion Ltd.(1)                           427,822
--------------------------------------------------------------------------------
           15,883  Western Digital Corp.(1)                             197,585
--------------------------------------------------------------------------------
           23,065  Xerox Corp.(1)                                       280,932
--------------------------------------------------------------------------------
                                                                      5,349,804
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 1.0%
--------------------------------------------------------------------------------
            1,100  Adobe Systems Inc.                                    45,452
--------------------------------------------------------------------------------
           18,500  Computer Associates
                   International, Inc.                                  431,050
--------------------------------------------------------------------------------
           84,568  Microsoft Corporation                              2,173,398
--------------------------------------------------------------------------------
           13,400  Novell, Inc.(1)                                      127,300
--------------------------------------------------------------------------------
           28,244  Oracle Corp.(1)                                      339,210
--------------------------------------------------------------------------------
            4,300  Reynolds & Reynolds Co. Cl A                         119,282
--------------------------------------------------------------------------------
            8,500  SAP AG ADR                                           327,675
--------------------------------------------------------------------------------
            4,600  SAP AG ORD                                           707,222
--------------------------------------------------------------------------------
           25,900  Siebel Systems, Inc.(1)                              341,362
--------------------------------------------------------------------------------
            6,500  Trend Micro Inc. ORD(1)                              164,369
--------------------------------------------------------------------------------
           10,900  Veritas Software Corp.(1)                            414,429
--------------------------------------------------------------------------------
                                                                      5,190,749
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 0.4%
--------------------------------------------------------------------------------
            4,200  Fluor Corp.                                          153,972
--------------------------------------------------------------------------------
            5,484  KB Home                                              377,738
--------------------------------------------------------------------------------
           24,300  Martin Marietta Materials, Inc.                    1,034,451
--------------------------------------------------------------------------------
            2,900  Masco Corp.                                           78,880
--------------------------------------------------------------------------------
            2,138  MDC Holdings Inc.                                    148,292
--------------------------------------------------------------------------------
              870  NVR, Inc.(1)                                         427,170
--------------------------------------------------------------------------------
                                                                      2,220,503
--------------------------------------------------------------------------------
CONSUMER DURABLES -- 0.4%
--------------------------------------------------------------------------------
            1,200  Harman International
                   Industries Inc.                                      163,524
--------------------------------------------------------------------------------
           20,026  Koninklijke Royal Philips
                   Electronics N.V. New York
                   Shares                                               569,139
--------------------------------------------------------------------------------
            9,532  LVMH Moet Hennessy Louis
                   Vuitton SA ORD                                       656,725
--------------------------------------------------------------------------------
            5,400  Pioneer Corp. ORD                                    138,032
--------------------------------------------------------------------------------
           28,000  Sharp Corp. ORD                                      418,952
--------------------------------------------------------------------------------
            5,400  Whirlpool Corp.                                      368,928
--------------------------------------------------------------------------------
                                                                      2,315,300
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 0.8%
--------------------------------------------------------------------------------
           12,500  Boeing Co.                                      $    479,875
--------------------------------------------------------------------------------
           25,400  Honeywell International Inc.                         754,126
--------------------------------------------------------------------------------
            6,000  Northrop Grumman Corp.                               555,780
--------------------------------------------------------------------------------
           43,900  Raytheon Company                                   1,216,469
--------------------------------------------------------------------------------
           31,300  Rockwell Collins                                     841,657
--------------------------------------------------------------------------------
            4,700  Textron Inc.                                         234,248
--------------------------------------------------------------------------------
            8,001  United Defense Industries, Inc.(1)                   266,113
--------------------------------------------------------------------------------
                                                                      4,348,268
--------------------------------------------------------------------------------
DEPARTMENT STORES -- 1.0%
--------------------------------------------------------------------------------
           19,771  Federated Department Stores,
                   Inc.                                                 970,558
--------------------------------------------------------------------------------
           31,800  Marui Co., Ltd. ORD                                  390,460
--------------------------------------------------------------------------------
           22,610  May Department Stores Co.
                   (The)                                                670,387
--------------------------------------------------------------------------------
           11,331  Metro AG ORD                                         485,796
--------------------------------------------------------------------------------
            6,000  Neiman Marcus Group, Inc.
                   Cl A(1)                                              323,400
--------------------------------------------------------------------------------
           13,620  Next plc ORD                                         261,478
--------------------------------------------------------------------------------
            8,200  Nordstrom, Inc.                                      282,900
--------------------------------------------------------------------------------
           11,334  Sears, Roebuck & Co.                                 625,183
--------------------------------------------------------------------------------
            2,700  Target Corporation                                   104,544
--------------------------------------------------------------------------------
           30,150  Tesco plc ORD                                        129,132
--------------------------------------------------------------------------------
           18,925  Wal-Mart Stores, Inc.                              1,052,987
--------------------------------------------------------------------------------
                                                                      5,296,825
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.8%
--------------------------------------------------------------------------------
           40,423  Standard and Poor's 500
                   Depositary Receipt                                 4,301,411
--------------------------------------------------------------------------------
            1,400  Standard and Poor's MidCap
                   400 Depositary Receipt                               145,936
--------------------------------------------------------------------------------
                                                                      4,447,347
--------------------------------------------------------------------------------
DRUGS -- 2.2%
--------------------------------------------------------------------------------
           36,388  Abbott Laboratories                                1,608,349
--------------------------------------------------------------------------------
            8,750  AstraZeneca plc ORD                                  397,585
--------------------------------------------------------------------------------
           49,800  Bristol-Myers Squibb Co.                           1,312,230
--------------------------------------------------------------------------------
           11,000  Chugai Pharmaceutical Co.
                   Ltd. ORD                                             148,622
--------------------------------------------------------------------------------
            3,000  Eli Lilly and Company                                205,680
--------------------------------------------------------------------------------
           13,390  Endo Pharmaceuticals
                   Holdings Inc.(1)                                     252,268
--------------------------------------------------------------------------------
           33,190  GlaxoSmithKline plc ORD                              749,191
--------------------------------------------------------------------------------
              974  IDEXX Laboratories, Inc.(1)                           46,119
--------------------------------------------------------------------------------
           16,212  Johnson & Johnson                                    799,089
--------------------------------------------------------------------------------
           36,358  Merck & Co., Inc.                                  1,476,135
--------------------------------------------------------------------------------
           18,520  Mylan Laboratories Inc.                              468,926
--------------------------------------------------------------------------------
            4,595  Novartis AG ORD                                      194,245
--------------------------------------------------------------------------------
           61,658  Pfizer, Inc.                                       2,068,625
--------------------------------------------------------------------------------
            1,466  Pharmaceutical Resources Inc.(1)                     106,402
--------------------------------------------------------------------------------
           11,537  Roche Holding AG ORD                               1,040,617
--------------------------------------------------------------------------------
            3,118  Sanofi-Synthelabo SA ORD                             211,268
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------

           18,800  Schering-Plough Corp.                           $    301,740
--------------------------------------------------------------------------------
            6,572  Sigma-Aldrich Corp.                                  352,062
--------------------------------------------------------------------------------
           26,500  Smith & Nephew plc ORD                               203,728
--------------------------------------------------------------------------------
            1,957  Valeant Pharmaceuticals
                   International                                         46,792
--------------------------------------------------------------------------------
                                                                     11,989,673
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT -- 1.6%
--------------------------------------------------------------------------------
           48,900  3Com Corp.(1)                                        365,772
--------------------------------------------------------------------------------
           62,728  ABB Limited ORD(1)                                   307,909
--------------------------------------------------------------------------------
           25,006  Alcatel SA ORD(1)                                    326,574
--------------------------------------------------------------------------------
           10,600  Amphenol Corp. Cl A(1)                               641,512
--------------------------------------------------------------------------------
           10,100  AVX Corp.                                            152,510
--------------------------------------------------------------------------------
            4,983  Benchmark Electronics Inc.(1)                        183,026
--------------------------------------------------------------------------------
           15,856  Comverse Technology, Inc.(1)                         304,911
--------------------------------------------------------------------------------
           12,300  Corning Inc.(1)                                      140,958
--------------------------------------------------------------------------------
           13,238  Dover Corp.                                          508,207
--------------------------------------------------------------------------------
           11,100  Jabil Circuit, Inc.(1)                               305,361
--------------------------------------------------------------------------------
            2,400  Keyence Corp. ORD                                    539,200
--------------------------------------------------------------------------------
           16,400  Littelfuse, Inc.(1)                                  488,556
--------------------------------------------------------------------------------
           37,000  NEC Corp. ORD(1)                                     268,194
--------------------------------------------------------------------------------
           11,335  Netopia Inc.(1)                                      173,426
--------------------------------------------------------------------------------
           29,690  Nokia Oyj ADR                                        533,826
--------------------------------------------------------------------------------
           41,900  Nortel Networks Corp.(1)                             188,969
--------------------------------------------------------------------------------
            4,000  Photon Dynamics Inc.(1)                              163,240
--------------------------------------------------------------------------------
            5,135  Plantronics, Inc.(1)                                 157,336
--------------------------------------------------------------------------------
            7,700  Power-One Inc.(1)                                     64,911
--------------------------------------------------------------------------------
           17,348  Sanmina-SCI Corp.(1)                                 211,472
--------------------------------------------------------------------------------
            3,137  Scientific-Atlanta, Inc.                              90,597
--------------------------------------------------------------------------------
           13,930  Siemens AG ORD                                     1,016,701
--------------------------------------------------------------------------------
           90,100  Telefonaktiebolaget LM
                   Ericsson B Shares ORD(1)                             145,559
--------------------------------------------------------------------------------
            6,000  Tokyo Electron Ltd. ORD                              424,502
--------------------------------------------------------------------------------
           23,700  UTStarcom Inc.(1)                                    897,756
--------------------------------------------------------------------------------
            7,186  Viasat Inc.(1)                                       152,846
--------------------------------------------------------------------------------
              270  Zhone Technologies Inc.(1)                             1,493
--------------------------------------------------------------------------------
                                                                      8,755,324
--------------------------------------------------------------------------------
ELECTRICAL UTILITY -- 0.9%
--------------------------------------------------------------------------------
           22,500  Ameren Corp.                                         992,925
--------------------------------------------------------------------------------
           16,000  American Electric Power                              443,040
--------------------------------------------------------------------------------
           34,529  Edison International(1)                              705,082
--------------------------------------------------------------------------------
           21,386  Exelon Corporation                                 1,322,083
--------------------------------------------------------------------------------
            6,200  FirstEnergy Corp.                                    214,830
--------------------------------------------------------------------------------
            6,000  FPL Group, Inc.                                      381,300
--------------------------------------------------------------------------------
            2,939  Great Plains Energy Inc.                              93,254
--------------------------------------------------------------------------------
           10,555  TXU Corp.                                            233,688
--------------------------------------------------------------------------------
            6,887  Westar Energy Inc.                                   136,776
--------------------------------------------------------------------------------
            6,300  Wisconsin Energy Corp.                               206,010
--------------------------------------------------------------------------------
                                                                      4,728,988
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 2.1%
--------------------------------------------------------------------------------
           26,900  BP plc ADR                                      $  1,148,361
--------------------------------------------------------------------------------
          105,950  BP plc ORD                                           740,188
--------------------------------------------------------------------------------
           20,244  ChevronTexaco Corp.                                1,520,324
--------------------------------------------------------------------------------
          119,284  Exxon Mobil Corp.                                  4,314,502
--------------------------------------------------------------------------------
           23,000  Occidental Petroleum Corp.                           843,640
--------------------------------------------------------------------------------
            6,269  Patina Oil & Gas Corp.                               281,353
--------------------------------------------------------------------------------
           53,200  Royal Dutch Petroleum Co.
                   New York Shares                                    2,388,680
--------------------------------------------------------------------------------
           13,763  XTO Energy Inc.                                      347,929
--------------------------------------------------------------------------------
                                                                     11,584,977
--------------------------------------------------------------------------------
ENTERTAINMENT -- 0.1%
--------------------------------------------------------------------------------
            8,629  Regal Entertainment Group                            179,828
--------------------------------------------------------------------------------
            9,370  Viacom, Inc. Cl B                                    368,429
--------------------------------------------------------------------------------
                                                                        548,257
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.2%
--------------------------------------------------------------------------------
           33,900  Waste Management, Inc.                               996,999
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 2.2%
--------------------------------------------------------------------------------
           29,020  3i Group plc ORD                                     304,297
--------------------------------------------------------------------------------
           14,240  American Express Co.                                 650,910
--------------------------------------------------------------------------------
           11,095  Block (H & R), Inc.                                  602,348
--------------------------------------------------------------------------------
           34,240  Credit Suisse Group ORD                            1,137,269
--------------------------------------------------------------------------------
           11,170  Deutsche Boerse AG ORD                               562,750
--------------------------------------------------------------------------------
            4,650  Fannie Mae                                           325,500
--------------------------------------------------------------------------------
           60,900  Freddie Mac                                        3,314,177
--------------------------------------------------------------------------------
           59,841  General Electric Co.                               1,715,641
--------------------------------------------------------------------------------
            6,500  ICAP plc ORD                                         151,088
--------------------------------------------------------------------------------
           40,000  ING Groep N.V. ORD                                   857,224
--------------------------------------------------------------------------------
              640  Julius Baer Holding AG ORD                           203,654
--------------------------------------------------------------------------------
            8,000  Marsh & McLennan
                   Companies, Inc.                                      355,520
--------------------------------------------------------------------------------
           25,061  MBNA Corporation                                     614,496
--------------------------------------------------------------------------------
            7,400  MGIC Investment Corp.                                391,830
--------------------------------------------------------------------------------
            5,638  New Century Financial Corp.                          214,526
--------------------------------------------------------------------------------
            4,200  ORIX Corporation ORD                                 307,888
--------------------------------------------------------------------------------
            6,812  Prudential Financial Inc.                            266,417
--------------------------------------------------------------------------------
           38,060  Skandia Forsakrings AB ORD                           128,518
--------------------------------------------------------------------------------
              800  Student Loan Corp. (The)                             113,608
--------------------------------------------------------------------------------
            6,715  UBS AG ORD                                           432,815
--------------------------------------------------------------------------------
                                                                     12,650,476
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 1.5%
--------------------------------------------------------------------------------
           13,200  Campbell Soup Company                                338,052
--------------------------------------------------------------------------------
            3,300  Coca-Cola Company (The)                              153,450
--------------------------------------------------------------------------------
           11,600  Coca-Cola Enterprises                                239,540
--------------------------------------------------------------------------------
            3,920  Groupe Danone ORD                                    611,138
--------------------------------------------------------------------------------
           13,400  H.J. Heinz Company                                   483,740
--------------------------------------------------------------------------------
            5,100  Hormel Foods Corp.                                   136,731
--------------------------------------------------------------------------------
            1,800  Interstate Bakeries Corp.                             28,350
--------------------------------------------------------------------------------
            4,400  Kellogg Co.                                          157,388
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------

           35,300  Kraft Foods Inc.                                $  1,117,950
--------------------------------------------------------------------------------
            4,600  McCormick & Company,
                   Incorporated                                         131,974
--------------------------------------------------------------------------------
           30,800  Pepsi Bottling Group Inc.                            710,864
--------------------------------------------------------------------------------
            2,624  PepsiAmericas Inc.                                    41,171
--------------------------------------------------------------------------------
           20,056  PepsiCo, Inc.                                        965,095
--------------------------------------------------------------------------------
           31,812  Reckitt Benckiser plc ORD                            695,081
--------------------------------------------------------------------------------
           17,400  Sara Lee Corp.                                       357,570
--------------------------------------------------------------------------------
            5,703  Smithfield Foods Inc.(1)                             133,735
--------------------------------------------------------------------------------
           32,703  Tyson Foods, Inc. Cl A                               446,396
--------------------------------------------------------------------------------
           15,200  Unilever N.V. New York Shares                        913,520
--------------------------------------------------------------------------------
            4,500  Wrigley (Wm.) Jr. Company                            248,040
--------------------------------------------------------------------------------
                                                                      7,909,785
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.3%
--------------------------------------------------------------------------------
           24,303  CRH plc ORD                                          454,668
--------------------------------------------------------------------------------
           24,042  Louisiana-Pacific Corp.(1)                           434,920
--------------------------------------------------------------------------------
           13,100  Smurfit-Stone Container Corp.(1)                     214,316
--------------------------------------------------------------------------------
           12,320  United Stationers Inc.(1)                            497,112
--------------------------------------------------------------------------------
            1,140  Weyerhaeuser Co.                                      64,980
--------------------------------------------------------------------------------
                                                                      1,665,996
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 0.4%
--------------------------------------------------------------------------------
           25,000  AGL Resources Inc.                                   710,000
--------------------------------------------------------------------------------
            4,866  E.On AG ORD                                          276,022
--------------------------------------------------------------------------------
           15,200  NiSource Inc.                                        315,400
--------------------------------------------------------------------------------
           15,377  ONEOK, Inc.                                          304,618
--------------------------------------------------------------------------------
           21,900  WGL Holdings Inc.                                    585,387
--------------------------------------------------------------------------------
                                                                      2,191,427
--------------------------------------------------------------------------------
GROCERY STORES -- 0.2%
--------------------------------------------------------------------------------
           21,200  Kroger Co. (The)(1)                                  399,832
--------------------------------------------------------------------------------
           19,341  Supervalu Inc.                                       499,385
--------------------------------------------------------------------------------
                                                                        899,217
--------------------------------------------------------------------------------
HEAVY ELECTRICAL EQUIPMENT -- 0.4%
--------------------------------------------------------------------------------
           26,100  Emerson Electric Co.                               1,593,144
--------------------------------------------------------------------------------
            7,352  Thomas & Betts Corp.                                 152,922
--------------------------------------------------------------------------------
            5,600  United Technologies Corp.                            479,920
--------------------------------------------------------------------------------
                                                                      2,225,986
--------------------------------------------------------------------------------
HEAVY MACHINERY -- 0.3%
--------------------------------------------------------------------------------
            8,570  Atlas Copco AB Cl B ORD                              306,408
--------------------------------------------------------------------------------
           11,000  Fanuc Ltd. ORD                                       646,704
--------------------------------------------------------------------------------
           14,420  Volvo AB Cl B ORD                                    417,227
--------------------------------------------------------------------------------
                                                                      1,370,339
--------------------------------------------------------------------------------
HOME PRODUCTS -- 1.2%
--------------------------------------------------------------------------------
            7,000  Clorox Company                                       328,440
--------------------------------------------------------------------------------
            8,400  Estee Lauder Companies, Inc.
                   Cl A                                                 319,200
--------------------------------------------------------------------------------
            4,300  Fortune Brands, Inc.                                 293,776
--------------------------------------------------------------------------------
           19,660  Gillette Company                                     663,132
--------------------------------------------------------------------------------
            5,400  Jarden Corp.(1)                                      146,070
--------------------------------------------------------------------------------
           38,300  Kimberly-Clark Corp.                               2,076,626
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           23,900  Newell Rubbermaid Inc.                          $    546,593
--------------------------------------------------------------------------------
           14,646  Nu Skin Enterprises Inc., Cl A                       254,401
--------------------------------------------------------------------------------
           16,839  Procter & Gamble Co. (The)                         1,620,585
--------------------------------------------------------------------------------
            2,400  USANA Health Sciences, Inc.(1)                        81,192
--------------------------------------------------------------------------------
                                                                      6,330,015
--------------------------------------------------------------------------------
HOTELS -- 0.3%
--------------------------------------------------------------------------------
           13,963  Accor SA ORD                                         586,079
--------------------------------------------------------------------------------
           15,255  Cendant Corporation(1)                               338,051
--------------------------------------------------------------------------------
            7,600  Harrah's Entertainment, Inc.                         363,812
--------------------------------------------------------------------------------
            6,500  Marriott International, Inc.                         297,895
--------------------------------------------------------------------------------
                                                                      1,585,837
--------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 0.7%
--------------------------------------------------------------------------------
            9,031  Black & Decker Corporation                           418,948
--------------------------------------------------------------------------------
              940  Briggs & Stratton Corp.                               63,450
--------------------------------------------------------------------------------
            2,500  Carlisle Companies, Inc.                             147,125
--------------------------------------------------------------------------------
           17,000  Denso Corporation ORD                                317,373
--------------------------------------------------------------------------------
            7,701  Energizer Holdings, Inc.(1)                          291,791
--------------------------------------------------------------------------------
            7,300  Grainger (W.W.), Inc.                                337,698
--------------------------------------------------------------------------------
           13,200  Ingersoll-Rand Company                               822,888
--------------------------------------------------------------------------------
            7,900  Parker-Hannifin Corp.                                434,421
--------------------------------------------------------------------------------
            7,800  Snap-on Incorporated                                 234,156
--------------------------------------------------------------------------------
           35,137  Tyco International Ltd.                              806,394
--------------------------------------------------------------------------------
                                                                      3,874,244
--------------------------------------------------------------------------------
INDUSTRIAL SERVICES -- 0.4%
--------------------------------------------------------------------------------
           11,969  Adecco SA ORD                                        743,198
--------------------------------------------------------------------------------
            4,400  Cintas Corp.                                         205,656
--------------------------------------------------------------------------------
          137,960  Hays plc ORD                                         301,675
--------------------------------------------------------------------------------
           13,140  Labor Ready Inc.(1)                                  149,796
--------------------------------------------------------------------------------
           71,000  Mitsubishi Corporation ORD                           651,406
--------------------------------------------------------------------------------
            1,639  Strayer Education Inc.                               183,125
--------------------------------------------------------------------------------
                                                                      2,234,856
--------------------------------------------------------------------------------
INFORMATION SERVICES -- 1.3%
--------------------------------------------------------------------------------
            4,250  ADVO, Inc.                                           128,393
--------------------------------------------------------------------------------
            4,343  Apollo Group Inc. Cl A(1)                            299,797
--------------------------------------------------------------------------------
           29,500  BISYS Group Inc. (The)(1)                            440,140
--------------------------------------------------------------------------------
            6,121  Career Education Corp.(1)                            312,967
--------------------------------------------------------------------------------
           15,086  Computer Sciences Corp.(1)                           624,560
--------------------------------------------------------------------------------
           12,207  Convergys Corp.(1)                                   187,255
--------------------------------------------------------------------------------
            5,722  Corinthian Colleges, Inc.(1)                         365,807
--------------------------------------------------------------------------------
               37  Dentsu Inc. ORD                                      157,066
--------------------------------------------------------------------------------
              800  DST Systems, Inc.(1)                                  29,856
--------------------------------------------------------------------------------
           20,700  Electronic Data Systems Corp.                        447,534
--------------------------------------------------------------------------------
           24,180  Exel plc ORD                                         317,036
--------------------------------------------------------------------------------
            3,800  Fiserv, Inc.(1)                                      142,500
--------------------------------------------------------------------------------
           14,879  International Business
                   Machines Corp.                                     1,347,146
--------------------------------------------------------------------------------
            7,970  Publicis Groupe ORD                                  251,854
--------------------------------------------------------------------------------
           26,300  Sapient Corporation(1)                               147,806
--------------------------------------------------------------------------------
           42,474  T-Online International AG ORD(1)                     530,763
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------

           12,200  Valassis Communications, Inc.(1)                $    331,840
--------------------------------------------------------------------------------
           11,834  Viad Corp.                                           290,998
--------------------------------------------------------------------------------
           41,999  Wanadoo ORD(1)                                       322,854
--------------------------------------------------------------------------------
               21  Yahoo Japan Corporation ORD(1)                       276,063
--------------------------------------------------------------------------------
                                                                      6,952,235
--------------------------------------------------------------------------------
INTERNET -- 0.1%
--------------------------------------------------------------------------------
            4,500  Amazon.com, Inc.(1)                                  243,270
--------------------------------------------------------------------------------
              497  Earthlink Inc.(1)                                      4,771
--------------------------------------------------------------------------------
              517  Netflix Inc.(1)                                       25,333
--------------------------------------------------------------------------------
            2,702  United Online, Inc.(1)                                49,203
--------------------------------------------------------------------------------
              376  VeriSign, Inc.(1)                                      6,095
--------------------------------------------------------------------------------
            9,700  Yahoo! Inc.(1)                                       416,907
--------------------------------------------------------------------------------
                                                                        745,579
--------------------------------------------------------------------------------
LEISURE -- 0.2%
--------------------------------------------------------------------------------
           11,055  Eastman Kodak Co.                                    269,300
--------------------------------------------------------------------------------
           12,400  Hasbro, Inc.                                         274,164
--------------------------------------------------------------------------------
            1,900  International Speedway Corp.                          81,662
--------------------------------------------------------------------------------
            3,600  Mandalay Resort Group                                154,620
--------------------------------------------------------------------------------
            1,700  Speedway Motorsports Inc.                             49,810
--------------------------------------------------------------------------------
                                                                        829,556
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 0.5%
--------------------------------------------------------------------------------
            7,500  CIGNA Corp.                                          402,375
--------------------------------------------------------------------------------
            2,600  Lincoln National Corp.                               101,946
--------------------------------------------------------------------------------
           21,500  MetLife, Inc.                                        702,835
--------------------------------------------------------------------------------
           16,944  Principal Financial Group                            561,016
--------------------------------------------------------------------------------
            8,319  Protective Life Corporation                          273,279
--------------------------------------------------------------------------------
           10,800  Torchmark Corp.                                      476,280
--------------------------------------------------------------------------------
                                                                      2,517,731
--------------------------------------------------------------------------------
MEDIA -- 0.8%
--------------------------------------------------------------------------------
           43,140  British Sky Broadcasting plc
                   ORD(1)                                               500,637
--------------------------------------------------------------------------------
           25,633  Disney (Walt) Co.                                    591,866
--------------------------------------------------------------------------------
           12,400  EchoStar Communications
                   Corp. Cl A(1)                                        427,552
--------------------------------------------------------------------------------
            3,000  Entercom Communications
                   Corp.(1)                                             138,600
--------------------------------------------------------------------------------
           11,325  Fox Entertainment Group, Inc.
                   Cl A(1)                                              323,329
--------------------------------------------------------------------------------
            5,534  PanAmSat Corp.(1)                                    122,246
--------------------------------------------------------------------------------
            8,000  Spanish Broadcasting System(1)                        80,400
--------------------------------------------------------------------------------
           75,168  Time Warner Inc.(1)                                1,223,735
--------------------------------------------------------------------------------
           28,630  United Business Media plc
                   ORD                                                  247,092
--------------------------------------------------------------------------------
            8,200  Univision Communications Inc.
                   Cl A(1)                                              295,856
--------------------------------------------------------------------------------
           39,982  WPP Group plc ORD                                    383,444
--------------------------------------------------------------------------------
                                                                      4,334,757
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 1.4%
--------------------------------------------------------------------------------
            7,360  Alcon, Inc.                                          428,131
--------------------------------------------------------------------------------
            3,200  Bard (C.R.), Inc.                                    241,920
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           16,400  Baxter International, Inc.                      $    456,248
--------------------------------------------------------------------------------
           14,016  Beckman Coulter Inc.                                 716,918
--------------------------------------------------------------------------------
           28,453  Becton Dickinson & Co.                             1,138,974
--------------------------------------------------------------------------------
           44,132  Boston Scientific Corp.(1)                         1,583,898
--------------------------------------------------------------------------------
            3,283  Cooper Companies, Inc. (The)                         149,869
--------------------------------------------------------------------------------
            1,015  Dade Behring Holdings Inc.(1)                         34,307
--------------------------------------------------------------------------------
            5,300  Fisher Scientific International(1)                   213,431
--------------------------------------------------------------------------------
            3,439  Guidant Corp.                                        195,232
--------------------------------------------------------------------------------
            6,200  Hoya Corp. ORD                                       543,363
--------------------------------------------------------------------------------
            5,532  Inamed Corp.(1)                                      433,488
--------------------------------------------------------------------------------
           10,000  Medtronic, Inc.                                      452,000
--------------------------------------------------------------------------------
            2,137  Mettler-Toledo International,
                   Inc.(1)                                               83,813
--------------------------------------------------------------------------------
            4,300  St. Jude Medical, Inc.(1)                            272,362
--------------------------------------------------------------------------------
            8,426  Therasense Inc.(1)                                   143,663
--------------------------------------------------------------------------------
            6,600  Waters Corp.(1)                                      211,068
--------------------------------------------------------------------------------
                                                                      7,298,685
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 1.1%
--------------------------------------------------------------------------------
           17,400  AETNA Inc.                                         1,120,211
--------------------------------------------------------------------------------
            7,725  Anthem, Inc.(1)                                      557,127
--------------------------------------------------------------------------------
           20,400  Beverly Enterprises Inc.(1)                          159,732
--------------------------------------------------------------------------------
           13,900  Coventry Health Care Inc.(1)                         832,610
--------------------------------------------------------------------------------
           10,500  HCA Inc.                                             440,055
--------------------------------------------------------------------------------
           15,971  Health Net Inc.(1)                                   522,252
--------------------------------------------------------------------------------
            7,935  Humana Inc.(1)                                       177,189
--------------------------------------------------------------------------------
            3,500  Kindred Healthcare Inc.(1)                           180,565
--------------------------------------------------------------------------------
            4,400  Manor Care, Inc.                                     155,408
--------------------------------------------------------------------------------
           15,069  McKesson Corp.                                       440,015
--------------------------------------------------------------------------------
           10,667  Medco Health Solutions Inc.(1)                       388,599
--------------------------------------------------------------------------------
            6,500  PacifiCare Health Systems, Inc.(1)                   423,215
--------------------------------------------------------------------------------
           27,100  Tenet Healthcare Corp.(1)                            395,931
--------------------------------------------------------------------------------
            5,400  VCA Antech Inc.(1)                                   168,750
--------------------------------------------------------------------------------
                                                                      5,961,659
--------------------------------------------------------------------------------
MINING & METALS -- 0.3%
--------------------------------------------------------------------------------
           12,700  Alcoa Inc.                                           416,687
--------------------------------------------------------------------------------
            2,692  Engelhard Corporation                                 80,275
--------------------------------------------------------------------------------
            2,000  NOK Corporation ORD                                   73,398
--------------------------------------------------------------------------------
            7,700  Nucor Corp.                                          432,047
--------------------------------------------------------------------------------
            7,200  Schnitzer Steel Industries Inc.                      389,592
--------------------------------------------------------------------------------
                                                                      1,391,999
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 0.7%
--------------------------------------------------------------------------------
            4,005  American Axle &
                   Manufacturing Holdings, Inc.(1)                      158,718
--------------------------------------------------------------------------------
            1,800  BorgWarner Inc.                                      142,200
--------------------------------------------------------------------------------
           61,845  Ford Motor Company                                   816,354
--------------------------------------------------------------------------------
           12,100  General Motors Corp.                                 517,638
--------------------------------------------------------------------------------
          105,000  Nissan Motor Co., Ltd. ORD                         1,200,110
--------------------------------------------------------------------------------
            6,080  Renault SA ORD(1)                                    404,310
--------------------------------------------------------------------------------
            2,400  Superior Industries
                   International, Inc.                                  106,752
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------

            1,500  Toyota Motor Corp. ADR                          $     89,355
--------------------------------------------------------------------------------
           18,100  Toyota Motor Corp. ORD                               543,628
--------------------------------------------------------------------------------
                                                                      3,979,065
--------------------------------------------------------------------------------
OIL REFINING -- 0.4%
--------------------------------------------------------------------------------
           13,700  ConocoPhillips                                       777,338
--------------------------------------------------------------------------------
           15,469  Marathon Oil Corp.                                   458,037
--------------------------------------------------------------------------------
           12,804  Sunoco, Inc.                                         614,720
--------------------------------------------------------------------------------
            2,900  Valero Energy Corp.                                  124,990
--------------------------------------------------------------------------------
                                                                      1,975,085
--------------------------------------------------------------------------------
OIL SERVICES -- 0.3%
--------------------------------------------------------------------------------
           31,200  BHP Billiton Limited ORD                             254,769
--------------------------------------------------------------------------------
           22,500  Diamond Offshore Drilling, Inc.                      394,875
--------------------------------------------------------------------------------
           14,800  Global SantaFe Corp.                                 318,200
--------------------------------------------------------------------------------
           10,827  Schlumberger Ltd.                                    508,003
--------------------------------------------------------------------------------
           15,600  Transocean Inc.(1)                                   302,328
--------------------------------------------------------------------------------
                                                                      1,778,175
--------------------------------------------------------------------------------
PROPERTY AND CASUALTY INSURANCE -- 1.6%
--------------------------------------------------------------------------------
           47,500  Allstate Corp.                                     1,918,050
--------------------------------------------------------------------------------
           16,429  American International Group,
                   Inc.                                                 952,061
--------------------------------------------------------------------------------
           35,169  Axa ORD                                              676,088
--------------------------------------------------------------------------------
           12,663  Berkley (W.R.) Corp.                                 432,441
--------------------------------------------------------------------------------
            2,400  Chubb Corp.                                          157,080
--------------------------------------------------------------------------------
            3,700  Everest Re Group, Ltd.                               304,103
--------------------------------------------------------------------------------
           21,229  Fidelity National Financial, Inc.                    750,021
--------------------------------------------------------------------------------
           19,769  First American Financial Corp.
                   (The)                                                585,162
--------------------------------------------------------------------------------
           11,800  Hartford Financial Services
                   Group Inc. (The)                                     649,000
--------------------------------------------------------------------------------
            9,328  HCC Insurance Holdings, Inc.                         290,194
--------------------------------------------------------------------------------
           13,800  Horace Mann Educators Corp.                          186,438
--------------------------------------------------------------------------------
           14,300  Loews Corp.                                          609,609
--------------------------------------------------------------------------------
            1,825  Muenchener
                   Rueckversicherungs-
                   Gesellschaft AG ORD                                  207,548
--------------------------------------------------------------------------------
            6,215  Odyssey Re Holdings Corp.                            142,261
--------------------------------------------------------------------------------
            4,700  Radian Group Inc.                                    231,945
--------------------------------------------------------------------------------
            3,248  Swiss Life Holding ORD(1)                            590,957
--------------------------------------------------------------------------------
                                                                      8,682,958
--------------------------------------------------------------------------------
PUBLISHING -- 0.2%
--------------------------------------------------------------------------------
            7,800  Gannett Co., Inc.                                    675,480
--------------------------------------------------------------------------------
           13,900  R. R. Donnelley & Sons
                   Company                                              390,034
--------------------------------------------------------------------------------
                                                                      1,065,514
--------------------------------------------------------------------------------
RAILROADS -- 0.3%
--------------------------------------------------------------------------------
           15,500  Burlington Northern Santa Fe
                   Corp.                                                461,435
--------------------------------------------------------------------------------
            2,300  Canadian National Railway Co.                        136,505
--------------------------------------------------------------------------------
            4,900  Canadian Pacific Railway Ltd.                        133,476
--------------------------------------------------------------------------------
           62,000  Tokyu Corporation ORD                                288,096
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           11,000  Union Pacific Corp.                             $    700,480
--------------------------------------------------------------------------------
                                                                      1,719,992
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 0.2%
--------------------------------------------------------------------------------
           20,802  Annaly Mortgage Management
                   Inc.                                                 359,042
--------------------------------------------------------------------------------
           28,000  Cheung Kong (Holdings) Ltd.
                   ORD                                                  220,812
--------------------------------------------------------------------------------
            9,900  Equity Residential                                   290,663
--------------------------------------------------------------------------------
              766  General Growth Properties, Inc.                       61,740
--------------------------------------------------------------------------------
           22,000  Mitsui Fudosan Co., Ltd. ORD                         191,802
--------------------------------------------------------------------------------
           22,000  Sun Hung Kai Properties Ltd.
                   ORD                                                  177,036
--------------------------------------------------------------------------------
                                                                      1,301,095
--------------------------------------------------------------------------------
RESTAURANTS -- 0.6%
--------------------------------------------------------------------------------
           16,800  Brinker International, Inc.(1)                       547,008
--------------------------------------------------------------------------------
            1,027  CBRL Group, Inc.                                      42,364
--------------------------------------------------------------------------------
            3,300  CEC Entertainment Inc.(1)                            165,924
--------------------------------------------------------------------------------
           20,900  CKE Restaurants, Inc.(1)                             146,300
--------------------------------------------------------------------------------
           31,800  Darden Restaurants, Inc.                             658,578
--------------------------------------------------------------------------------
           51,612  McDonald's Corporation                             1,322,815
--------------------------------------------------------------------------------
            3,900  Wendy's International, Inc.                          151,437
--------------------------------------------------------------------------------
                                                                      3,034,426
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 0.7%
--------------------------------------------------------------------------------
           24,700  Edwards (A.G.), Inc.                                 907,478
--------------------------------------------------------------------------------
            1,700  Goldman Sachs Group, Inc.
                   (The)                                                163,336
--------------------------------------------------------------------------------
              702  Legg Mason, Inc.                                      55,956
--------------------------------------------------------------------------------
            7,247  Lehman Brothers Holdings Inc.                        523,306
--------------------------------------------------------------------------------
           14,577  Man Group plc ORD                                    358,158
--------------------------------------------------------------------------------
           18,696  Merrill Lynch & Co., Inc.                          1,060,998
--------------------------------------------------------------------------------
           15,200  Morgan Stanley                                       840,256
--------------------------------------------------------------------------------
            2,700  Schwab (Charles) Corp.                                31,320
--------------------------------------------------------------------------------
                                                                      3,940,808
--------------------------------------------------------------------------------
SEMICONDUCTOR -- 1.6%
--------------------------------------------------------------------------------
           28,000  Advanced Micro Devices, Inc.(1)                      503,440
--------------------------------------------------------------------------------
            1,052  Altera Corp.(1)                                       26,647
--------------------------------------------------------------------------------
            7,200  Amkor Technology, Inc.(1)                            140,544
--------------------------------------------------------------------------------
            7,800  Applied Materials, Inc.(1)                           189,540
--------------------------------------------------------------------------------
            1,067  Arrow Electronics, Inc.(1)                            24,946
--------------------------------------------------------------------------------
            6,755  Asyst Technologies Inc.(1)                           123,279
--------------------------------------------------------------------------------
           18,991  Avnet Inc.(1)                                        405,078
--------------------------------------------------------------------------------
            6,000  Canon, Inc. ORD                                      277,159
--------------------------------------------------------------------------------
           16,400  Cirrus Logic Inc.(1)                                 141,040
--------------------------------------------------------------------------------
           82,608  Intel Corp.                                        2,761,586
--------------------------------------------------------------------------------
            5,400  International Rectifier Corp.(1)                     294,948
--------------------------------------------------------------------------------
           14,000  Konica Minolta Holdings Inc.
                   ORD                                                  165,638
--------------------------------------------------------------------------------
            7,800  Linear Technology Corp.                              336,492
--------------------------------------------------------------------------------
            6,600  Microchip Technology Inc.                            227,040
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------

            3,500  Murata Manufacturing Co.,
                   Ltd. ORD                                        $    197,782
--------------------------------------------------------------------------------
            6,700  National Semiconductor Corp.(1)                      299,624
--------------------------------------------------------------------------------
            6,300  O2Micro International Ltd.(1)                        151,200
--------------------------------------------------------------------------------
           11,688  OmniVision Technologies, Inc.(1)                     761,590
--------------------------------------------------------------------------------
           10,600  QUALCOMM Inc.                                        472,230
--------------------------------------------------------------------------------
           12,100  SanDisk Corp.(1)                                     978,406
--------------------------------------------------------------------------------
            7,537  STMicroelectronics N.V. New
                   York Shares                                          210,056
--------------------------------------------------------------------------------
              509  Texas Instruments Inc.                                15,148
--------------------------------------------------------------------------------
                                                                      8,703,413
--------------------------------------------------------------------------------
SPECIALTY STORES -- 0.8%
--------------------------------------------------------------------------------
            3,709  Advance Auto Parts(1)                                302,729
--------------------------------------------------------------------------------
            7,868  Barnes & Noble Inc.(1)                               261,060
--------------------------------------------------------------------------------
              368  Best Buy Co., Inc.                                    22,816
--------------------------------------------------------------------------------
           12,100  BJ's Wholesale Club Inc.(1)                          307,945
--------------------------------------------------------------------------------
           31,290  Blockbuster Inc.                                     534,433
--------------------------------------------------------------------------------
           14,273  Claire's Stores Inc.                                 662,267
--------------------------------------------------------------------------------
           10,300  CVS Corp.                                            385,838
--------------------------------------------------------------------------------
            7,900  Lowe's Companies, Inc.                               460,570
--------------------------------------------------------------------------------
            3,700  O'Reilly Automotive, Inc.(1)                         161,024
--------------------------------------------------------------------------------
            7,660  RadioShack Corp.(1)                                  238,609
--------------------------------------------------------------------------------
           12,986  Rent-A-Center Inc.(1)                                421,915
--------------------------------------------------------------------------------
            9,085  Staples, Inc.(1)                                     246,658
--------------------------------------------------------------------------------
            4,000  Williams-Sonoma Inc.(1)                              144,160
--------------------------------------------------------------------------------
            4,900  Yankee Candle Company Inc.(1)                        144,648
--------------------------------------------------------------------------------
                                                                      4,294,672
--------------------------------------------------------------------------------
TELEPHONE -- 1.4%
--------------------------------------------------------------------------------
           24,746  AT&T Corp.                                           490,713
--------------------------------------------------------------------------------
           37,648  BellSouth Corp.                                      979,977
--------------------------------------------------------------------------------
              272  CenturyTel Inc.                                        8,894
--------------------------------------------------------------------------------
            7,400  Commonwealth Telephone
                   Enterprise Inc.(1)                                   278,388
--------------------------------------------------------------------------------
           86,486  Covad Communications Group
                   Inc.(1)                                              345,944
--------------------------------------------------------------------------------
          101,016  SBC Communications Inc.                            2,351,653
--------------------------------------------------------------------------------
           54,122  Sprint Corp.                                         811,289
--------------------------------------------------------------------------------
           31,080  Telefonica SA ORD                                    402,545
--------------------------------------------------------------------------------
           52,058  Verizon Communications                             1,705,941
--------------------------------------------------------------------------------
                                                                      7,375,344
--------------------------------------------------------------------------------
THRIFTS -- 0.3%
--------------------------------------------------------------------------------
           32,881  Washington Mutual, Inc.                            1,506,279
--------------------------------------------------------------------------------
TOBACCO -- 0.4%
--------------------------------------------------------------------------------
           34,267  Altria Group Inc.                                  1,781,884
--------------------------------------------------------------------------------
            1,463  R.J. Reynolds Tobacco
                   Holdings, Inc.                                        80,758
--------------------------------------------------------------------------------
            6,100  UST Inc.                                             219,539
--------------------------------------------------------------------------------
                                                                      2,082,181
--------------------------------------------------------------------------------

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------
TRUCKING & SHIPPING & AIR FREIGHT -- 0.2%
--------------------------------------------------------------------------------
               35  AP Moller - Maersk AS ORD                       $    251,084
--------------------------------------------------------------------------------
            2,400  CNF Inc.                                              80,208
--------------------------------------------------------------------------------
              593  FedEx Corporation                                     43,111
--------------------------------------------------------------------------------
            7,376  United Parcel Service, Inc. Cl B                     536,752
--------------------------------------------------------------------------------
                                                                        911,155
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 1.1%
--------------------------------------------------------------------------------
            6,407  ALLTEL Corp.                                         290,942
--------------------------------------------------------------------------------
           35,223  Deutsche Telekom ORD(1)                              585,040
--------------------------------------------------------------------------------
           18,675  France Telecom SA ORD(1)                             481,514
--------------------------------------------------------------------------------
               42  KDDI Corp. ORD                                       218,934
--------------------------------------------------------------------------------
          246,561  mmO2 plc ORD(1)                                      319,458
--------------------------------------------------------------------------------
           50,439  Nextel Communications, Inc.(1)                     1,277,620
--------------------------------------------------------------------------------
            9,000  NII Holdings Inc. Cl B(1)                            683,550
--------------------------------------------------------------------------------
               67  NTT DoCoMo, Inc. ORD                                 144,349
--------------------------------------------------------------------------------
            5,908  Tele2 AB ORD(1)                                      301,592
--------------------------------------------------------------------------------
           23,600  Vodafone Group plc ADR                               551,060
--------------------------------------------------------------------------------
          399,407  Vodafone Group plc ORD                               918,078
--------------------------------------------------------------------------------
                                                                      5,772,137
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $198,273,353)                                                 238,163,878
--------------------------------------------------------------------------------
PREFERRED STOCKS(2)

MOTOR VEHICLES & PARTS(2)
--------------------------------------------------------------------------------
              450  Porsche AG ORD                                       232,622
(Cost $202,836)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 11.8%

ALCOHOL -- 0.1%
--------------------------------------------------------------------------------
      $   600,000  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 8/6/03,
                   Cost $597,942)(3)                                    603,907
--------------------------------------------------------------------------------
BANKS -- 1.1%
--------------------------------------------------------------------------------
        1,600,000  Bank of America Corp.,
                   4.375%, 12/1/10                                    1,588,341
--------------------------------------------------------------------------------
          800,000  Bank of America Corp.,
                   4.75%, 8/15/13                                       780,113
--------------------------------------------------------------------------------
        1,800,000  Citigroup Inc., 7.25%, 10/1/10                     2,088,950
--------------------------------------------------------------------------------
          800,000  US Bancorp, 2.75%, 3/30/06                           804,894
--------------------------------------------------------------------------------
          750,000  Wells Fargo & Co., 4.95%,
                   10/16/13                                             745,755
--------------------------------------------------------------------------------
                                                                      6,008,053
--------------------------------------------------------------------------------
CLOTHING STORES -- 0.1%
--------------------------------------------------------------------------------
          300,000  Limited Brands, 6.95%, 3/1/33                        325,654
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 0.2%
--------------------------------------------------------------------------------
        1,200,000  Boeing Capital Corp., VRN,
                   1.59%, 12/26/03, resets
                   quarterly off the 3-month
                   LIBOR plus 0.45% with
                   no caps                                            1,200,604
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
DIVERSIFIED -- 1.9%
--------------------------------------------------------------------------------
           24,500  iShares GS $ InvesTop
                   Corporate Bond Fund(4)                          $  2,696,470
--------------------------------------------------------------------------------
      $ 3,285,000  Lehman Brothers TRAINS(SM),
                   Series 10-2002, 6.96%,
                   1/15/12 (Acquired 5/23/02-
                   1/3/03, Cost $3,470,165)(3)                        3,682,313
--------------------------------------------------------------------------------
        1,760,000  Lehman Brothers TRAINS(SM),
                   Series L-2002, 7.75%,
                   11/15/31 (Acquired 4/14/03,
                   Cost $2,032,360)(3)                                2,068,289
--------------------------------------------------------------------------------
        1,694,000  Morgan Stanley TRACERS(SM),
                   7.70%, 3/1/32 (Acquired
                   3/15/02-8/28/02, Cost
                   $1,796,131)(3)                                     1,959,955
--------------------------------------------------------------------------------
                                                                     10,407,027
--------------------------------------------------------------------------------
DRUGS -- 0.1%
--------------------------------------------------------------------------------
          350,000  Schering-Plough Corp., 5.30%,
                   12/1/13                                              350,214
--------------------------------------------------------------------------------
ELECTRICAL UTILITY -- 0.6%
--------------------------------------------------------------------------------
          600,000  Constellation Energy Group
                   Inc., 4.55%, 6/15/15                                 553,955
--------------------------------------------------------------------------------
          600,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                      608,828
--------------------------------------------------------------------------------
          700,000  Progress Energy Inc., 7.10%,
                   3/1/11                                               789,164
--------------------------------------------------------------------------------
          600,000  Tampa Electric Co., 6.375%,
                   8/15/12                                              644,651
--------------------------------------------------------------------------------
          750,000  Virginia Electric and Power
                   Co., 5.75%, 3/31/06                                  800,596
--------------------------------------------------------------------------------
                                                                      3,397,194
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 0.2%
--------------------------------------------------------------------------------
          400,000  Anadarko Petroleum Corp.,
                   7.95%, 4/15/29                                       491,542
--------------------------------------------------------------------------------
          600,000  Occidental Petroleum Corp.,
                   4.25%, 3/15/10                                       598,876
--------------------------------------------------------------------------------
                                                                      1,090,418
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.1%
--------------------------------------------------------------------------------
          500,000  Waste Management Inc.,
                   7.00%, 10/15/06                                      549,347
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 2.3%
--------------------------------------------------------------------------------
        1,050,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03, Cost
                   $1,047,942)(3)                                     1,069,300
--------------------------------------------------------------------------------
          700,000  American General Finance
                   Corp., Series H, 4.50%,
                   11/15/07                                             725,208
--------------------------------------------------------------------------------
        2,000,000  American Honda Finance
                   Corp., VRN, 1.53%, 2/17/04,
                   resets quarterly off the
                   3-month LIBOR plus 0.35%
                   with no caps (Acquired
                   10/30/03, Cost $2,007,720)(3)                      2,009,305
--------------------------------------------------------------------------------
        1,500,000  Ford Motor Credit Co., 6.875%,
                   2/1/06                                             1,579,546
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   400,000  Ford Motor Credit Co., 5.625%,
                   10/1/08                                         $    399,382
--------------------------------------------------------------------------------
          750,000  Ford Motor Credit Co., 5.80%,
                   1/12/09                                              750,967
--------------------------------------------------------------------------------
          700,000  Ford Motor Credit Co., 7.00%,
                   10/1/13                                              711,054
--------------------------------------------------------------------------------
          600,000  Ford Motor Credit Co., VRN,
                   1.59%, 12/31/03, resets
                   quarterly off the 3-month
                   LIBOR plus 0.45% with
                   no caps                                              592,264
--------------------------------------------------------------------------------
        1,500,000  Ford Motor Credit Co., VRN,
                   1.35%, 1/28/04, resets
                   quarterly off the 3-month
                   LIBOR plus 0.19% with
                   no caps                                            1,480,391
--------------------------------------------------------------------------------
          570,000  General Electric Capital Corp.,
                   4.25%, 12/1/10                                       562,704
--------------------------------------------------------------------------------
          800,000  General Electric Co., 5.00%,
                   2/1/13                                               804,386
--------------------------------------------------------------------------------
        1,000,000  General Motors Acceptance
                   Corp., VRN, 3.14%, 12/3/03,
                   resets quarterly off the
                   3-month LIBOR plus 2.00%
                   with no caps                                       1,012,080
--------------------------------------------------------------------------------
                                                                     11,696,587
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 0.3%
--------------------------------------------------------------------------------
        1,000,000  Cadbury Schweppes US
                   Finance LLC, 5.125%, 10/1/13
                   (Acquired 9/22/03-10/8/03,
                   Cost $994,540)(3)                                    993,068
--------------------------------------------------------------------------------
          700,000  Diageo Capital plc, 3.375%,
                   3/20/08                                              692,063
--------------------------------------------------------------------------------
                                                                      1,685,131
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 0.1%
--------------------------------------------------------------------------------
          300,000  CenterPoint Energy Resources
                   Corp., 6.50%, 2/1/08                                 320,462
--------------------------------------------------------------------------------
          350,000  Sempra Energy, 6.00%,
                   2/1/13                                               371,089
--------------------------------------------------------------------------------
                                                                        691,551
--------------------------------------------------------------------------------
GROCERY STORES -- 0.2%
--------------------------------------------------------------------------------
          950,000  Safeway Inc., 6.15%, 3/1/06                        1,014,761
--------------------------------------------------------------------------------
HOME PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
          500,000  Dial Corp., 7.00%, 8/15/06                           544,619
--------------------------------------------------------------------------------
        2,000,000  Newell Rubbermaid Inc.,
                   2.00%, 5/1/05                                      1,986,758
--------------------------------------------------------------------------------
                                                                      2,531,377
--------------------------------------------------------------------------------
INFORMATION SERVICES -- 0.1%
--------------------------------------------------------------------------------
          750,000  Quebecor World Inc., 6.125%,
                   11/15/13 (Acquired 10/29/03,
                   Cost $744,383)(3)                                    751,201
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 0.1%
--------------------------------------------------------------------------------
          650,000  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $649,987)(3)                            652,537
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MEDIA -- 1.1%
--------------------------------------------------------------------------------
      $   550,000  Comcast Cable
                   Communications, 8.375%,
                   5/1/07                                          $    632,728
--------------------------------------------------------------------------------
          650,000  Comcast Corp., 5.50%,
                   3/15/11                                              671,907
--------------------------------------------------------------------------------
          600,000  Continental Cablevision,
                   8.30%, 5/15/06                                       670,186
--------------------------------------------------------------------------------
          300,000  COX Communications Inc.,
                   6.75%, 3/15/11                                       335,870
--------------------------------------------------------------------------------
        1,200,000  Liberty Media Corp., VRN,
                   2.64%, 12/15/03, resets
                   quarterly off the 3-month
                   LIBOR plus 1.50% with
                   no caps                                            1,213,581
--------------------------------------------------------------------------------
          300,000  News America Holdings,
                   7.75%, 1/20/24                                       348,722
--------------------------------------------------------------------------------
        1,700,000  Walt Disney Company, 5.50%,
                   12/29/06                                           1,808,063
--------------------------------------------------------------------------------
                                                                      5,681,057
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
          400,000  Beckman Coulter Inc., 7.45%,
                   3/4/08                                               452,023
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 0.4%
--------------------------------------------------------------------------------
        1,800,000  General Motors Corporation,
                   7.20%, 1/15/11                                     1,905,070
--------------------------------------------------------------------------------
MULTI-INDUSTRY -- 0.1%
--------------------------------------------------------------------------------
          800,000  Hutchison Whampoa
                   International Ltd., 5.45%,
                   11/24/10 (Acquired 11/19/03,
                   Cost $797,928)(3)                                    799,986
--------------------------------------------------------------------------------
OIL REFINING -- 0.1%
--------------------------------------------------------------------------------
          800,000  Kinder Morgan Energy
                   Partners L.P., 5.00%, 12/15/13                       786,641
--------------------------------------------------------------------------------
PROPERTY AND CASUALTY INSURANCE -- 0.1%
--------------------------------------------------------------------------------
          800,000  American International Group,
                   4.25%, 5/15/13 (Acquired
                   5/8/03, Cost $796,008)(3)                            756,758
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 0.9%
--------------------------------------------------------------------------------
          800,000  Credit Suisse First Boston
                   USA Inc., VRN, 1.42%,
                   12/19/03, resets quarterly off
                   the 3-month LIBOR plus
                   0.28% with no caps                                   801,806
--------------------------------------------------------------------------------
          600,000  Credit Suisse First Boston
                   USA Inc., 5.75%, 4/15/07                             647,252
--------------------------------------------------------------------------------
          750,000  Goldman Sachs Group Inc.,
                   5.25%, 10/15/13                                      752,200
--------------------------------------------------------------------------------
          900,000  Merrill Lynch & Co., Inc.,
                   2.07%, 6/12/06                                       887,774
--------------------------------------------------------------------------------
        1,000,000  Merrill Lynch & Co., Inc.,
                   3.70%, 4/21/08                                     1,000,426
--------------------------------------------------------------------------------
          750,000  Morgan Stanley, 4.25%,
                   5/15/10                                              741,227
--------------------------------------------------------------------------------
                                                                      4,830,685
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
TELEPHONE -- 0.5%
--------------------------------------------------------------------------------
       $    8,000  AT&T Corp., 6.00%, 3/15/09                      $      8,510
--------------------------------------------------------------------------------
          550,000  British Telecommunications
                   plc, 7.00%, 5/23/07                                  611,910
--------------------------------------------------------------------------------
           79,000  Comcast Cable
                   Communications Holdings Inc.,
                   8.375%, 3/15/13                                       96,024
--------------------------------------------------------------------------------
          300,000  Sprint Capital Corp., 6.875%,
                   11/15/28                                             283,569
--------------------------------------------------------------------------------
        1,000,000  Verizon New England Inc.,
                   6.50%, 9/15/11                                     1,097,532
--------------------------------------------------------------------------------
          700,000  Verizon New England Inc.,
                   4.75%, 10/1/13                                       673,762
--------------------------------------------------------------------------------
                                                                      2,771,307
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 0.5%
--------------------------------------------------------------------------------
          300,000  AT&T Wireless Services Inc.,
                   7.875%, 3/1/11                                       338,777
--------------------------------------------------------------------------------
          500,000  Deutsche Telekom
                   International Finance BV,
                   8.50%, 6/15/10                                       599,865
--------------------------------------------------------------------------------
        1,100,000  Telecom Italia Capital, 5.25%,
                   11/15/13 (Acquired 10/22/03,
                   Cost $1,097,162)(3)                                1,096,429
--------------------------------------------------------------------------------
          750,000  Vodafone Group plc, 5.00%,
                   12/16/13                                             739,654
--------------------------------------------------------------------------------
                                                                      2,774,725
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $62,673,738)                                                   63,713,815
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 10.9%

        1,500,000  U.S. Treasury Bonds, 8.875%,
                   8/15/17                                            2,111,486
--------------------------------------------------------------------------------
        1,050,000  U.S. Treasury Bonds, 6.375%,
                   8/16/27                                            1,211,151
--------------------------------------------------------------------------------
        3,100,000  U.S. Treasury Bonds, 5.50%,
                   8/15/28                                            3,207,049
--------------------------------------------------------------------------------
        4,300,000  U.S. Treasury Bonds, 5.375%,
                   2/15/31                                            4,456,550
--------------------------------------------------------------------------------
        9,000,000  U.S. Treasury Notes, 2.125%,
                   8/31/04                                            9,062,586
--------------------------------------------------------------------------------
       10,000,000  U.S. Treasury Notes, 1.75%,
                   12/31/04(5)                                       10,034,769
--------------------------------------------------------------------------------
        9,500,000  U.S. Treasury Notes, 1.625%,
                   3/31/05                                            9,505,567
--------------------------------------------------------------------------------
        5,000,000  U.S. Treasury Notes, 2.00%,
                   5/15/06                                            4,971,880
--------------------------------------------------------------------------------
        1,900,000  U.S. Treasury Notes, 2.375%,
                   8/15/06                                            1,899,185
--------------------------------------------------------------------------------
        2,800,000  U.S. Treasury Notes, 3.00%,
                   2/15/08                                            2,792,345
--------------------------------------------------------------------------------
        3,500,000  U.S. Treasury Notes, 3.375%,
                   11/15/08                                           3,504,652
--------------------------------------------------------------------------------
        6,150,000  U.S. Treasury Notes, 4.25%,
                   8/15/13                                            6,127,423
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $59,106,325)                                                   58,884,643
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(6) -- 9.0%

      $    43,393  FHLMC, 6.50%, 12/1/12                           $     45,734
--------------------------------------------------------------------------------
          271,917  FHLMC, 7.00%, 6/1/14                                 288,830
--------------------------------------------------------------------------------
          334,839  FHLMC, 6.50%, 6/1/16                                 352,545
--------------------------------------------------------------------------------
           91,803  FHLMC, 8.00%, 7/1/30                                  98,940
--------------------------------------------------------------------------------
          471,265  FHLMC, 6.50%, 5/1/31                                 491,908
--------------------------------------------------------------------------------
        4,974,000  FNMA, 5.50%, settlement date
                   12/11/03(7)                                        5,006,639
--------------------------------------------------------------------------------
        5,000,000  FNMA, 5.00%, settlement date
                   12/16/03(7)                                        5,065,626
--------------------------------------------------------------------------------
            5,546  FNMA, 6.50%, 4/1/11                                    5,868
--------------------------------------------------------------------------------
          108,456  FNMA, 6.50%, 5/1/11                                  114,769
--------------------------------------------------------------------------------
           36,659  FNMA, 6.50%, 5/1/11                                   38,793
--------------------------------------------------------------------------------
           23,265  FNMA, 6.50%, 5/1/11                                   24,619
--------------------------------------------------------------------------------
           19,372  FNMA, 6.50%, 2/1/12                                   20,469
--------------------------------------------------------------------------------
           34,492  FNMA, 6.50%, 4/1/12                                   36,444
--------------------------------------------------------------------------------
           97,242  FNMA, 6.50%, 5/1/12                                  102,747
--------------------------------------------------------------------------------
          230,648  FNMA, 6.00%, 4/1/14                                  241,493
--------------------------------------------------------------------------------
           93,696  FNMA, 7.50%, 6/1/15                                  100,182
--------------------------------------------------------------------------------
            8,597  FNMA, 7.00%, 6/1/26                                    9,095
--------------------------------------------------------------------------------
           58,042  FNMA, 7.50%, 3/1/27                                   62,071
--------------------------------------------------------------------------------
          170,769  FNMA, 6.50%, 6/1/29                                  178,221
--------------------------------------------------------------------------------
          311,178  FNMA, 7.00%, 7/1/29                                  328,831
--------------------------------------------------------------------------------
           68,702  FNMA, 7.00%, 7/1/29                                   72,562
--------------------------------------------------------------------------------
          235,770  FNMA, 7.00%, 3/1/30                                  249,015
--------------------------------------------------------------------------------
           26,639  FNMA, 7.00%, 5/1/30                                   28,118
--------------------------------------------------------------------------------
          171,397  FNMA, 7.50%, 8/1/30                                  182,931
--------------------------------------------------------------------------------
          127,692  FNMA, 7.50%, 9/1/30                                  136,285
--------------------------------------------------------------------------------
          640,244  FNMA, 6.50%, 9/1/31                                  667,996
--------------------------------------------------------------------------------
          442,993  FNMA, 7.00%, 9/1/31                                  467,586
--------------------------------------------------------------------------------
          306,378  FNMA, 6.50%, 1/1/32                                  319,591
--------------------------------------------------------------------------------
        1,752,158  FNMA, 7.00%, 6/1/32                                1,850,455
--------------------------------------------------------------------------------
       16,012,300  FNMA, 6.00%, 9/25/32                              16,392,593
--------------------------------------------------------------------------------
        3,029,522  FNMA, 5.50%, 6/1/33                                3,051,262
--------------------------------------------------------------------------------
        6,914,899  FNMA, 5.50%, 8/1/33                                6,964,521
--------------------------------------------------------------------------------
        1,378,792  FNMA, 5.50%, 9/1/33                                1,388,686
--------------------------------------------------------------------------------
           39,409  GNMA, 7.00%, 1/15/24                                  42,143
--------------------------------------------------------------------------------
           33,091  GNMA, 8.00%, 7/15/24                                  36,056
--------------------------------------------------------------------------------
           10,606  GNMA, 8.50%, 7/20/24                                  11,582
--------------------------------------------------------------------------------
           30,465  GNMA, 8.00%, 9/15/24                                  33,195
--------------------------------------------------------------------------------
           31,841  GNMA, 8.25%, 10/15/24                                 34,858
--------------------------------------------------------------------------------
           16,160  GNMA, 8.75%, 3/15/25                                  17,831
--------------------------------------------------------------------------------
           15,742  GNMA, 9.00%, 4/20/25                                  17,365
--------------------------------------------------------------------------------
          162,298  GNMA, 7.00%, 9/15/25                                 173,328
--------------------------------------------------------------------------------
           42,249  GNMA, 7.50%, 10/15/25                                 45,488
--------------------------------------------------------------------------------
           38,457  GNMA, 7.50%, 2/15/26                                  41,353
--------------------------------------------------------------------------------
           13,285  GNMA, 6.00%, 4/15/26                                  13,794
--------------------------------------------------------------------------------
           47,453  GNMA, 7.50%, 5/15/26                                  51,026
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $    12,628  GNMA, 8.00%, 5/15/26                            $     13,727
--------------------------------------------------------------------------------
          191,601  GNMA, 8.25%, 7/15/26                                 208,399
--------------------------------------------------------------------------------
            9,884  GNMA, 9.00%, 8/20/26                                  10,874
--------------------------------------------------------------------------------
           18,405  GNMA, 7.50%, 11/15/27                                 19,749
--------------------------------------------------------------------------------
          467,752  GNMA, 7.00%, 12/15/27                                498,310
--------------------------------------------------------------------------------
           77,164  GNMA, 6.50%, 2/15/28                                  81,232
--------------------------------------------------------------------------------
           69,181  GNMA, 6.50%, 2/15/28                                  72,828
--------------------------------------------------------------------------------
           12,360  GNMA, 6.50%, 2/15/28                                  13,011
--------------------------------------------------------------------------------
           27,376  GNMA, 6.50%, 3/15/28                                  28,819
--------------------------------------------------------------------------------
           63,261  GNMA, 6.50%, 3/15/28                                  66,595
--------------------------------------------------------------------------------
           44,050  GNMA, 6.50%, 3/15/28                                  46,372
--------------------------------------------------------------------------------
           11,238  GNMA, 6.50%, 4/15/28                                  11,830
--------------------------------------------------------------------------------
          181,229  GNMA, 6.00%, 5/15/28                                 187,919
--------------------------------------------------------------------------------
          175,571  GNMA, 6.00%, 7/15/28                                 182,052
--------------------------------------------------------------------------------
          158,278  GNMA, 6.00%, 10/15/28                                164,121
--------------------------------------------------------------------------------
          220,954  GNMA, 7.00%, 5/15/31                                 235,095
--------------------------------------------------------------------------------
        1,582,051  GNMA, 5.50%, 11/15/32                              1,600,974
--------------------------------------------------------------------------------
TOTAL U.S GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $47,893,872)                                                   48,345,351
--------------------------------------------------------------------------------
COMMERCIAL PAPER(8) -- 6.2%

        2,500,000  Anz (Delaware) Inc., 1.07%,
                   1/9/04                                             2,496,763
--------------------------------------------------------------------------------
        2,500,000  Danske Corporation, 1.06%,
                   12/12/03                                           2,498,959
--------------------------------------------------------------------------------
        2,500,000  Diageo Capital plc, 1.08%,
                   2/5/04                                             2,494,658
--------------------------------------------------------------------------------
        1,650,000  General Electric Capital Corp.,
                   1.05%, 12/4/03                                     1,649,706
--------------------------------------------------------------------------------
        2,400,000  Govco Incorporated, 1.10%,
                   1/20/04                                            2,396,078
--------------------------------------------------------------------------------
        2,500,000  HBOS Treasury Services plc,
                   1.07%, 12/9/03                                     2,499,182
--------------------------------------------------------------------------------
        2,500,000  Lexington Parker Capital,
                   1.11%, 2/3/04                                      2,494,818
--------------------------------------------------------------------------------
        2,500,000  Lloyds TSB Bank plc, 1.08%,
                   3/9/04                                             2,491,973
--------------------------------------------------------------------------------
        2,500,000  Nestle Capital Corp., 1.10%,
                   5/19/04                                            2,485,740
--------------------------------------------------------------------------------
        2,100,000  Network Rail CP Finance plc,
                   1.05%, 1/5/04                                      2,097,539
--------------------------------------------------------------------------------
        2,500,000  Newcastle Certificates, 1.11%,
                   1/16/04                                            2,496,223
--------------------------------------------------------------------------------
        2,500,000  Old Line Funding Corp.,
                   1.09%, 1/7/04                                      2,496,917
--------------------------------------------------------------------------------
        2,400,000  Rabobank USA Financial Corp.,
                   1.06%, 1/20/04                                     2,396,078
--------------------------------------------------------------------------------
        2,300,000  Receivables Capital Co. LLC,
                   1.08%, 1/12/04                                     2,296,810
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost $33,296,670)                                                   33,291,444
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 5.1%

      $ 2,000,000  FHLB, 1.25%, 4/28/04                            $  2,001,658
--------------------------------------------------------------------------------
        7,000,000  FHLB, 1.875%, 6/15/06                              6,888,818
--------------------------------------------------------------------------------
        4,000,000  FHLMC, 5.25%, 2/15/04                              4,034,620
--------------------------------------------------------------------------------
        3,600,000  FHLMC, 2.125%, 11/15/05                            3,597,455
--------------------------------------------------------------------------------
        1,500,000  FHLMC, 4.50%, 7/15/13                              1,472,151
--------------------------------------------------------------------------------
        2,655,000  FHLMC STRIPS - COUPON,
                   1.30%, 1/15/04                                     2,650,853
--------------------------------------------------------------------------------
        2,100,000  FNMA, 3.50%, 9/15/04                               2,135,438
--------------------------------------------------------------------------------
        1,900,000  FNMA, 6.625%, 10/15/07                             2,133,140
--------------------------------------------------------------------------------
          600,000  FNMA, 3.25%, 8/15/08                                 591,892
--------------------------------------------------------------------------------
        1,824,000  FNMA STRIPS - COUPON,
                   1.30%, 1/15/04                                     1,821,151
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $27,430,252)                                                   27,327,176
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(6) -- 2.5%

          208,519  AmeriCredit Automobile
                   Receivables Trust, Series
                   1999 D, Class A3 SEQ, 7.02%,
                   12/12/05                                             208,875
--------------------------------------------------------------------------------
        1,900,000  Ameriquest Mortgage
                   Securities Inc., Series 2003-5,
                   Class A3 SEQ, 3.03%, 7/25/33                       1,890,149
--------------------------------------------------------------------------------
        1,500,000  Ameriquest Mortgage
                   Securities Inc., Series 2003-8,
                   Class AF2 SEQ, 3.02%,
                   10/25/33                                           1,481,120
--------------------------------------------------------------------------------
          187,678  AQ Finance Non-Improvement
                   Trust, Series 2003 N11A,
                   7.14%, 11/25/33                                      188,050
--------------------------------------------------------------------------------
        1,500,000  Argent Securities Inc., Series
                   2003 W3, Class AF3 SEQ,
                   3.99%, 9/25/30                                     1,528,097
--------------------------------------------------------------------------------
          207,627  Asset Backed Funding Corp.
                   Non-Improvement Trust,
                   Series 2003-1, Class N1,
                   6.90%, 7/26/33                                       207,991
--------------------------------------------------------------------------------
          539,984  Bayview Financial Acquisition
                   Trust, Series 1998 B, Class M1,
                   VRN, 2.52%, 12/25/03, resets
                   monthly off the 1-month
                   LIBOR plus 1.40% with a cap
                   of 13.00% (Acquired 6/13/03,
                   Cost $542,136)(3)                                    535,877
--------------------------------------------------------------------------------
          517,073  Bayview Financial Acquisition
                   Trust, Series 2002 DA, Class M1,
                   VRN, 1.97%, 12/25/03, resets
                   monthly off the 1-month
                   LIBOR plus 0.85% with no
                   caps (Acquired 9/19/03, Cost
                   $518,305)(3)                                         517,719
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   600,000  Chase Funding Mortgage Loan,
                   Series 2001-1, Class 2M2,
                   VRN, 2.05%, 12/25/03, resets
                   monthly off the 1-month
                   LIBOR plus 0.93% with
                   no caps                                         $    601,571
--------------------------------------------------------------------------------
          450,000  Ford Credit Auto Owner Trust,
                   Series 2002 A, Class B, 4.79%,
                   11/15/06                                             464,208
--------------------------------------------------------------------------------
          856,246  Household Mortgage Loan
                   Trust, Series 2002 HC1,
                   Class M, VRN, 1.77%,
                   12/20/03, resets monthly off
                   the 1-month LIBOR plus
                   0.65% with no caps                                   858,990
--------------------------------------------------------------------------------
        1,050,000  Long Beach Mortgage Loan
                   Trust, Series 2001-2,
                   Class M2, VRN, 2.07%,
                   12/25/03, resets monthly off
                   the 1-month LIBOR plus
                   0.95% with no caps                                 1,035,114
--------------------------------------------------------------------------------
          230,978  Morgan Stanley ABS Capital I,
                   Series 2003 NC9N, Class X
                   and P, 7.60%, 7/25/33
                   (Acquired 10/29/03, Cost
                   $230,978)(3)                                         230,978
--------------------------------------------------------------------------------
          700,000  Peco Energy Transition Trust,
                   Series 1999 A, Class A6 SEQ,
                   6.05%, 3/1/09                                        757,127
--------------------------------------------------------------------------------
        1,500,000  Residential Asset Mortgage
                   Products Inc., Series 2003 RZ4,
                   Class A4 SEQ, 4.04%,
                   12/25/30                                           1,485,716
--------------------------------------------------------------------------------
          600,000  Residential Asset Mortgage
                   Products, Inc., VRN, 1.67%,
                   12/25/03, resets monthly off
                   the 1-month LIBOR plus
                   0.55% with a cap of 14.00%                           601,625
--------------------------------------------------------------------------------
        1,023,000  Saxon Asset Securities Trust,
                   Series 2003-3, Class AF3,
                   3.60%, 12/25/33                                    1,027,063
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $13,612,222)                                                   13,620,270
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 1.7%

        2,100,000  California Rev. Anticipation
                   Warrants, Series 2003 A,
                   2.00%, 6/16/04                                     2,104,116
--------------------------------------------------------------------------------
        3,000,000  Gulf Gate Apartments, VRDN,
                   1.20%, 12/4/03 (Acquired
                   9/29/03-11/10/03, Cost
                   $3,000,000)(3)                                     3,000,000
--------------------------------------------------------------------------------
        1,600,000  Illinois GO, 5.10%, 6/1/33                         1,454,240
--------------------------------------------------------------------------------
        1,100,000  New Jersey Turnpike Auth.
                   Rev., Series 2003 B, 4.25%,
                   1/1/16 (AMBAC)                                     1,030,403
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,180,000  Orange County Housing
                   Finance Auth. Rev., Series
                   2002 B, (Millenia), VRDN,
                   1.25%, 12/3/03 (LOC:
                   Keybank N.A.)                                   $  1,180,000
--------------------------------------------------------------------------------
          300,000  Oregon GO, (Taxable Pension),
                   5.89%, 6/1/27                                        305,271
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $9,310,365)                                                     9,074,030
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(6) -- 1.6%

        1,300,000  Banc of America Commercial
                   Mortgage Inc., Series 2003-2,
                   Class A2 SEQ, 4.34%, 3/11/41                       1,312,593
--------------------------------------------------------------------------------
          127,385  Chase Mortgage Finance
                   Corporation, Series 2001 S3,
                   Class A1 SEQ, AS, 6.50%,
                   7/25/16                                              127,311
--------------------------------------------------------------------------------
       10,555,319  Commercial Mortgage
                   Acceptance Corp. STRIPS -
                   INTEREST, Series 1998 C2,
                   Class X, VRN, 1.04%, 12/1/03                         481,038
--------------------------------------------------------------------------------
          509,514  First Union National Bank
                   Commercial Mortgage, Series
                   2001 C3, Class A1 SEQ,
                   5.20%, 8/15/33                                       531,350
--------------------------------------------------------------------------------
          643,039  FNMA, Series 2002-87,
                   Class AM SEQ, 5.50%, 6/25/31                         659,029
--------------------------------------------------------------------------------
        1,656,420  FNMA, Series 2003-52,
                   Class KF SEQ, VRN, 1.52%,
                   12/25/03, resets monthly off  the
                   1-month LIBOR plus 0.4%
                   with no caps                                       1,661,407
--------------------------------------------------------------------------------
          774,901  GMAC Commercial Mortgage
                   Securities Inc., Series 2002 C2,
                   Class A1 SEQ, 4.32%,
                   10/15/38                                             800,943
--------------------------------------------------------------------------------
          850,000  J.P. Morgan Chase Commercial
                   Mortgage Securities Corp.,
                   Series 2002 FL1A, Class A2,
                   VRN, 1.56%, 12/14/03, resets
                   monthly off the 1-month
                   LIBOR plus 0.44% with no
                   caps (Acquired 4/3/02, Cost
                   $850,000)(3)                                         850,296
--------------------------------------------------------------------------------
          241,551  Morgan Stanley Capital I,
                   Series 1998 WF1, Class A1
                   SEQ, 6.25%, 3/15/30                                  249,238
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   423,126  Nationslink Funding Corp.,
                   Series 1998-2, Class A1 SEQ,
                   6.00%, 8/20/30                                  $    446,074
--------------------------------------------------------------------------------
        1,600,000  Wachovia Bank Commercial
                   Mortgage Trust, Series
                   2003 C4, Class A2 SEQ,
                   4.57%, 4/15/35                                     1,590,921
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE  OBLIGATIONS
(Cost $8,644,557)                                                     8,710,200
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 0.7%

        2,500,000  Canadian Imperial Bank of
                   Commerce (New York),
                   1.07%, 1/20/04                                     2,499,920
--------------------------------------------------------------------------------
        1,200,000  UBS AG, 1.24%, 3/22/04                             1,200,437
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $3,699,963)                                                     3,700,357
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS &
AGENCIES -- 0.4%

        1,200,000  Province of Ontario, 3.50%,
                   9/17/07                                            1,210,360
--------------------------------------------------------------------------------
          700,000  Province of Quebec, 7.50%,
                   9/15/29                                              869,395
--------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENTS
& AGENCIES
(Cost $2,063,341)                                                     2,079,755
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 6.0%

Repurchase Agreement, Bank of America
Securities, LLC, (U.S. Treasury obligations),
in a joint trading account at 1.01%, dated
11/28/03, due 12/1/03 (Delivery value
$6,800,572)                                                           6,800,000
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank
Securities, Inc., (U.S. Treasury obligations),
in a joint trading account at 1.02%, dated
11/28/03, due 12/1/03 (Delivery value
$25,702,185)(5)                                                      25,700,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $32,500,000)                                                   32,500,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $498,707,494)                                                $539,643,541
================================================================================

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

NOVEMBER 30, 2003

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

ADR = American Depositary Receipt

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

TRAINS(SM) = Target Return Index Securities(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2003.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective November 30, 2003.

(1)  Non-income producing.

(2)  Category is less than 0.05% of total investment securities.

(3)  Security was purchased under Rule 144A or Section 4(2) of the
     Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at
     November 30, 2003, was $21,577,918, which represented 4.2% of net assets.

(4)  Security is an exchange-traded bond fund. Quantity indicated reflects the number of shares owned.

(5)  Security, or a portion thereof, has been segregated for a when-issued security and/or forward commitment.

(6)  Final maturity indicated, unless otherwise noted.

(7)  When-issued security or forward commitment.

(8)  The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2003
                                         ------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE        INCEPTION
                          1 YEAR         5 YEARS        INCEPTION         DATE
--------------------------------------------------------------------------------
INVESTOR CLASS            15.67%          5.44%          7.73%          2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX             15.09%         -0.47%          8.38%(1)          --
--------------------------------------------------------------------------------
LEHMAN BROTHERS
U.S. AGGREGATE INDEX       5.18%          6.47%          7.11%(1)          --
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX                 1.05%          3.40%          3.99%(1)          --
--------------------------------------------------------------------------------
Institutional Class       15.89%           --            0.78%           8/1/00
--------------------------------------------------------------------------------
Advisor Class             15.39%          5.19%          7.27%          10/2/96
--------------------------------------------------------------------------------
C Class                   14.78%           --            4.99%          10/2/01
--------------------------------------------------------------------------------
R Class                     --             --            5.39%(2)       8/29/03
--------------------------------------------------------------------------------

(1)  Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

(2)  Returns for periods less than one year are not annualized.

                                                                     (continued)

------

Strategic Allocation: Moderate - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 15, 1996*

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended November 30
--------------------------------------------------------------------------------
                             1996*        1997           1998           1999
--------------------------------------------------------------------------------
Investor Class               9.91%       13.02%         10.32%         16.97%
--------------------------------------------------------------------------------
S&P 500 Index               20.20%       28.51%         23.66%         20.90%
--------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate Index         5.75%        7.55%          9.45%         -0.04%
--------------------------------------------------------------------------------
90-Day U.S. Treasury
Bill Index                   3.82%        5.17%          4.95%          4.67%
--------------------------------------------------------------------------------

Periods ended November 30
--------------------------------------------------------------------------------
                             2000         2001           2002           2003
--------------------------------------------------------------------------------
Investor Class               5.20%       -2.37%         -6.23%         15.67%
--------------------------------------------------------------------------------
S&P 500 Index               -4.22%      -12.22%        -16.51%         15.09%
--------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate Index         9.06%       11.16%          7.34%          5.18%
--------------------------------------------------------------------------------
90-Day U.S. Treasury
Bill Index                   5.94%        3.78%          1.63%          1.05%
--------------------------------------------------------------------------------

* From 2/15/96, the Investor Class's inception date. Index data from 2/29/96, the date nearest the Investor Class's inception for which data are available.
  Not annualized.

The charts on the performance pages give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------

Strategic Allocation: Moderate - Portfolio Commentary

By Jeff Tyler and Brian Howell, portfolio managers

Strategic Allocation: Moderate returned 15.67% during the year ended November
30, 2003.* The portfolio generally allocates holdings over the long term with the following neutral weightings: 63% stocks, 31% bonds, and 6% cash equivalents. Those weightings drifted with the performance of stocks, bonds, and cash, but we rebalanced to reset the portfolio near its neutral asset mix.

As shown in Strategic Allocation: Moderate's schedule of investments (starting on page 23), the portfolio was broadly diversified. At the end of the period, the portfolio's stock holdings were distributed across a wide array of industries, while the bond portion of the portfolio held more than two hundred fixed-income securities, and cash holdings were invested in several different types of money market securities. Because the portfolio maintains broad exposure to stocks (both domestic and international), bonds, and cash, a review of the economy and financial markets helps explain the portfolio's return.

After a slow start, U.S. economic conditions improved significantly during the fiscal year. The economy grew at a relatively slow pace in the fourth quarter of
2002 and in the first half of 2003. Nevertheless, growth picked up dramatically in the third quarter of 2003 due in part to low interest rates and tax cuts.

Similarly, the job market was disappointing for most of the fiscal year, but improved somewhat in the last few months of the period. U.S. payrolls lost
563,000 jobs during the first eight months of the fiscal year, pushing the U.S.
unemployment rate to 6.4% in June. Since then, conditions have improved, with the unemployment rate dropping to 5.9% in November 2003. The combination of soft first-half economic growth and low inflation (with a threat of deflation)
prompted the Federal Reserve to cut its short-term interest rate target again in
June, to just 1.0%.

The U.S. stock market rallied during the fiscal year after stumbling in the first quarter of 2003. The S&P 500 gained +15.09% and the Nasdaq Composite was up +33.24%. Value-oriented stocks generally outperformed growth shares, while small- and medium-sized stocks advanced more than large companies. Strategic
Allocation: Moderate maintained exposure to all of those parts of the stock market throughout the fiscal year. Because stocks outperformed bonds by a wide

ASSET ALLOCATION
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
U.S. Stocks                                                       44.5%
--------------------------------------------------------------------------------
U.S. Bonds                                                        27.0%
--------------------------------------------------------------------------------
Foreign Stocks                                                    17.8%
--------------------------------------------------------------------------------
Money Market Securities                                           10.4%
--------------------------------------------------------------------------------
Foreign Bonds                                                      0.3%
--------------------------------------------------------------------------------

FUND'S U.S. BONDS
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                               U.S. BONDS
--------------------------------------------------------------------------------
Corporate Bonds                                                   38.4%
--------------------------------------------------------------------------------
U.S. Treasury Securities                                          22.9%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed Securities                                        20.8%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                  5.7%
--------------------------------------------------------------------------------
Asset-Backed Securities                                            5.6%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                                4.1%
--------------------------------------------------------------------------------
Municipal Securities                                               2.5%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                     (continued)

------

Strategic Allocation: Moderate - Portfolio Commentary

margin, the stock portion of the portfolio was responsible for most of Strategic
Allocation: Moderate's positive return. If the stock market's gains hold up in
December, this will be the first calendar year since 1999 with positive returns for the major U.S. indices.

Many markets around the world also advanced during the period. Emerging markets generally gained more than markets in developed countries. Strategic Allocation:
Moderate's international equity portfolio was heavily weighted in Europe and
Asia, with smaller weightings in Latin America and Africa. International diversification helped the portfolio generate a positive return.

Despite improving economic conditions, stock market gains, and rising long-term interest rates, the U.S. bond market posted positive returns for the fiscal year. The Lehman Brothers U.S. Aggregate Index (LBA) returned +5.18% and the
10-year Treasury note returned +4.03%, even though its yield rose from 4.21% to
4.34%. High-yield bonds rallied, as did investment-grade corporate bonds.
Fixed-rate MBS, agencys, and Treasurys lagged corporates, but posted positive returns, according to Lehman. If U.S. bonds can hold those gains through
December, this will be the fourth straight calendar year of positive U.S. bond performance (as measured by the LBA). At the end of November, fixed-income securities accounted for 27.3% of the overall portfolio, with the vast majority of the portfolio's bond holdings invested in corporate, U.S. Treasury, and mortgage-backed securities.

Summing up the period, Strategic Allocation: Moderate's positive return can be attributed to gains in the portfolio's stock, bond, and cash holdings. Going forward, we will continue to maintain the portfolio's broad diversification.

FUND'S TOP FIVE U.S. STOCKS
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                          % OF FUND'S              % OF
                                          U.S. STOCKS              FUND
--------------------------------------------------------------------------------
Standard and Poor's 500
Depositary Receipt                           2.1%                  0.9%
--------------------------------------------------------------------------------
Intel Corp.                                  2.0%                  0.9%
--------------------------------------------------------------------------------
Citigroup Inc.                               1.9%                  0.8%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                            1.8%                  0.8%
--------------------------------------------------------------------------------
Microsoft Corporation                        1.6%                  0.7%
--------------------------------------------------------------------------------

FUND'S TOP FIVE FOREIGN STOCKS
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                          % OF FUND'S
                                            FOREIGN                % OF
                                            STOCKS                 FUND
--------------------------------------------------------------------------------
Royal Dutch Petroleum
Co. New York Shares                          2.1%                  0.4%
--------------------------------------------------------------------------------
W Holding Company, Inc.
ADR                                          2.0%                  0.4%
--------------------------------------------------------------------------------
Samsung Electronics
ORD                                          1.5%                  0.3%
--------------------------------------------------------------------------------
Roche Holding AG ORD                         1.5%                  0.3%
--------------------------------------------------------------------------------
Puma AG Rudolf Dassler
Sport ORD                                    1.4%                  0.3%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                                 FOREIGN
                                                                 STOCKS
--------------------------------------------------------------------------------
Europe                                                            46.2%
--------------------------------------------------------------------------------
Asia/Pacific                                                      37.6%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                         12.2%
--------------------------------------------------------------------------------
Africa                                                             4.0%
--------------------------------------------------------------------------------

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 61.8%

AIRLINES -- 0.4%
--------------------------------------------------------------------------------
           39,886  Airtran Holdings Inc.(1)                      $      588,717
--------------------------------------------------------------------------------
           87,171  America West Holdings
                   Corporation Cl B(1)                                1,316,282
--------------------------------------------------------------------------------
           28,382  Continental Airlines Inc.(1)                         529,324
--------------------------------------------------------------------------------
           34,400  Northwest Airlines
                   Corporation(1)                                       454,424
--------------------------------------------------------------------------------
           18,670  Ryanair Holdings plc ADR(1)                          874,503
--------------------------------------------------------------------------------
           35,021  Southwest Airlines Co.                               629,678
--------------------------------------------------------------------------------
                                                                      4,392,928
--------------------------------------------------------------------------------
ALCOHOL -- 0.2%
--------------------------------------------------------------------------------
            7,000  Adolph Coors Company Cl B                            385,770
--------------------------------------------------------------------------------
           32,100  Anheuser-Busch Companies,
                   Inc.                                               1,663,422
--------------------------------------------------------------------------------
                                                                      2,049,192
--------------------------------------------------------------------------------
APPAREL & TEXTILES -- 0.7%
--------------------------------------------------------------------------------
           26,700  Jones Apparel Group, Inc.                            921,150
--------------------------------------------------------------------------------
           21,700  K-Swiss Inc. Cl A                                  1,057,007
--------------------------------------------------------------------------------
           19,800  Liz Claiborne, Inc.                                  693,198
--------------------------------------------------------------------------------
           22,400  NIKE, Inc. Cl B                                    1,506,400
--------------------------------------------------------------------------------
           18,919  Puma AG Rudolf Dassler
                   Sport ORD                                          2,983,552
--------------------------------------------------------------------------------
           13,200  VF Corp.                                             544,764
--------------------------------------------------------------------------------
                                                                      7,706,071
--------------------------------------------------------------------------------
BANKS -- 6.1%
--------------------------------------------------------------------------------
          232,891  Abbey National plc ORD                             2,140,293
--------------------------------------------------------------------------------
           67,433  Alliance & Leicester plc ORD                       1,024,056
--------------------------------------------------------------------------------
           13,700  Alpha Bank A.E. ORD                                  361,125
--------------------------------------------------------------------------------
           52,290  Anglo Irish Bank Corporation
                   ORD                                                  708,609
--------------------------------------------------------------------------------
       85,113,230  Banco do Brasil SA ORD                               710,144
--------------------------------------------------------------------------------
           53,620  Banco Popolare di Verona e
                   Novara Scrl ORD                                      884,820
--------------------------------------------------------------------------------
          100,430  Bank of America Corp.                              7,575,436
--------------------------------------------------------------------------------
          111,000  Bank of Yokohama Ltd. (The)
                   ORD                                                  470,184
--------------------------------------------------------------------------------
           33,800  Bank One Corp.                                     1,465,568
--------------------------------------------------------------------------------
        1,967,000  Bank Rakyat Indonesia ORD(1)                         242,840
--------------------------------------------------------------------------------
           11,254  BB&T Corporation                                     442,957
--------------------------------------------------------------------------------
          211,039  Citigroup Inc.                                     9,927,276
--------------------------------------------------------------------------------
           33,020  Commerzbank AG ORD                                   639,132
--------------------------------------------------------------------------------
      129,664,240  CorpBanca SA ORD(1)                                  665,801
--------------------------------------------------------------------------------
           82,964  Credit Agricole SA ORD(1)                          1,810,801
--------------------------------------------------------------------------------
            9,710  Depfa Bank plc ORD                                 1,114,399
--------------------------------------------------------------------------------
           23,500  East West BanCorp, Inc.                            1,230,930
--------------------------------------------------------------------------------
            9,901  Erste Bank der
                   Oesterreichischen
                   Sparkassen AG ORD                                  1,131,571
--------------------------------------------------------------------------------
            8,200  Fifth Third Bancorp                                  476,666
--------------------------------------------------------------------------------
           28,500  FleetBoston Financial Corp.                        1,157,100
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           19,503  ForeningsSparbanken AB
                   ORD                                           $      337,029
--------------------------------------------------------------------------------
           39,850  HBOS plc ORD                                         500,880
--------------------------------------------------------------------------------
          115,080  HSBC Holdings plc ORD                              1,745,655
--------------------------------------------------------------------------------
           93,742  J.P. Morgan Chase & Co.                            3,314,717
--------------------------------------------------------------------------------
           31,100  KeyCorp                                              864,269
--------------------------------------------------------------------------------
           24,025  Kookmin Bank ORD                                     848,728
--------------------------------------------------------------------------------
           36,200  Marshall & Ilsley Corp.                            1,343,020
--------------------------------------------------------------------------------
          995,000  Mega Financial Holding Co.
                   Ltd. ORD                                             582,723
--------------------------------------------------------------------------------
           45,520  Misr International Bank SAE
                   ORD                                                  217,902
--------------------------------------------------------------------------------
           35,300  National City Corp.                                1,184,315
--------------------------------------------------------------------------------
           16,100  Northern Trust Corp.                                 722,085
--------------------------------------------------------------------------------
           26,240  OTP Bank Rt. ORD(1)                                  321,821
--------------------------------------------------------------------------------
           23,226  PNC Financial Services
                   Group                                              1,262,565
--------------------------------------------------------------------------------
          425,000  PT Bank Central Asia Tbk
                   ORD(1)                                               164,903
--------------------------------------------------------------------------------
           34,140  Societe Generale Cl A ORD                          2,734,952
--------------------------------------------------------------------------------
           18,700  State Street Corp.                                   952,952
--------------------------------------------------------------------------------
              170  Sumitomo Mitsui Financial
                   Group Inc. ORD                                       830,290
--------------------------------------------------------------------------------
           44,100  SunTrust Banks, Inc.                               3,133,305
--------------------------------------------------------------------------------
            9,500  Synovus Financial Corp.                              272,270
--------------------------------------------------------------------------------
          847,000  Taishin Financial Holdings
                   Co. Ltd. ORD                                         615,098
--------------------------------------------------------------------------------
      110,383,960  Turkiye IS Bankasi ORD(1)                            543,431
--------------------------------------------------------------------------------
           53,800  U.S. Bancorp                                       1,490,798
--------------------------------------------------------------------------------
           41,980  Unibanco-Uniao de Bancos
                   Brasileiros SA GDR                                   970,158
--------------------------------------------------------------------------------
            6,673  UnionBanCal Corporation                              380,094
--------------------------------------------------------------------------------
          156,312  W Holding Company, Inc. ADR                        4,134,452
--------------------------------------------------------------------------------
          105,697  Wachovia Corp.                                     4,835,638
--------------------------------------------------------------------------------
           50,006  Wells Fargo & Co.                                  2,866,844
--------------------------------------------------------------------------------
            5,004  Zions Bancorporation                                 308,597
--------------------------------------------------------------------------------
                                                                     71,659,199
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.6%
--------------------------------------------------------------------------------
           61,895  Amgen Inc.(1)                                      3,559,582
--------------------------------------------------------------------------------
           26,200  Connetics Corporation(1)                             462,430
--------------------------------------------------------------------------------
           38,439  MGI Pharma Inc.(1)                                 1,474,904
--------------------------------------------------------------------------------
            1,700  Neurocrine Biosciences Inc.(1)                        89,811
--------------------------------------------------------------------------------
          123,837  QLT Inc.(1)                                        2,016,066
--------------------------------------------------------------------------------
                                                                      7,602,793
--------------------------------------------------------------------------------
CHEMICALS -- 1.3%
--------------------------------------------------------------------------------
           28,900  3M Co.                                             2,284,256
--------------------------------------------------------------------------------
           19,900  Air Products & Chemicals,
                   Inc.                                                 954,006
--------------------------------------------------------------------------------
            7,900  Avery Dennison Corp.                                 435,132
--------------------------------------------------------------------------------
            6,790  BASF AG ORD                                          335,976
--------------------------------------------------------------------------------
        1,576,000  China Manmade Fibers ORD(1)                          743,004
--------------------------------------------------------------------------------
           24,496  Clariant AG ORD(1)                                   346,123
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------

            3,035  Cytec Industries Inc.(1)                      $      110,019
--------------------------------------------------------------------------------
            9,300  Great Lakes Chemical Corp.                           211,203
--------------------------------------------------------------------------------
           13,000  JSR Corp. ORD                                        281,861
--------------------------------------------------------------------------------
           11,010  Linde AG ORD                                         532,771
--------------------------------------------------------------------------------
           74,614  Monsanto Co.                                       2,023,532
--------------------------------------------------------------------------------
           20,900  Nitto Denko Corp. ORD                              1,055,112
--------------------------------------------------------------------------------
           10,100  OM Group Inc.(1)                                     244,521
--------------------------------------------------------------------------------
           19,200  PPG Industries, Inc.                               1,122,624
--------------------------------------------------------------------------------
           21,900  Rohm and Haas Co.                                    879,285
--------------------------------------------------------------------------------
           62,222  Sherwin-Williams Co.                               2,017,859
--------------------------------------------------------------------------------
        3,946,000  Sinopec Shanghai
                   Petrochemical Company
                   Limited Cl H ORD                                   1,282,851
--------------------------------------------------------------------------------
                                                                     14,860,135
--------------------------------------------------------------------------------
CLOTHING STORES -- 0.4%
--------------------------------------------------------------------------------
           26,600  AnnTaylor Stores Corp.(1)                          1,057,084
--------------------------------------------------------------------------------
           24,130  Compagnie Financiere
                   Richemont AG ORD                                     597,832
--------------------------------------------------------------------------------
            7,500  Fast Retailing Company
                   Limited ORD                                          442,304
--------------------------------------------------------------------------------
           66,272  Gap, Inc. (The)                                    1,424,848
--------------------------------------------------------------------------------
           18,720  Hot Topic, Inc.(1)                                   557,856
--------------------------------------------------------------------------------
           37,000  Limited Brands                                       663,040
--------------------------------------------------------------------------------
                                                                      4,742,964
--------------------------------------------------------------------------------
COMPUTER HARDWARE &
BUSINESS MACHINES -- 1.5%
--------------------------------------------------------------------------------
           68,100  Avaya Inc.(1)                                        926,160
--------------------------------------------------------------------------------
          292,710  Cisco Systems Inc.(1)                              6,632,809
--------------------------------------------------------------------------------
           91,854  Dell Inc.(1)                                       3,168,963
--------------------------------------------------------------------------------
            8,300  Diebold Inc.                                         440,315
--------------------------------------------------------------------------------
          103,922  Hewlett-Packard Co.                                2,254,068
--------------------------------------------------------------------------------
          105,671  Maxtor Corporation(1)                              1,179,288
--------------------------------------------------------------------------------
           32,126  Research In Motion Ltd.(1)                         1,465,267
--------------------------------------------------------------------------------
           61,405  Western Digital Corp.(1)                             763,878
--------------------------------------------------------------------------------
           89,966  Xerox Corp.(1)                                     1,095,786
--------------------------------------------------------------------------------
                                                                     17,926,534
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 1.6%
--------------------------------------------------------------------------------
            4,100  Adobe Systems Inc.                                   169,412
--------------------------------------------------------------------------------
           38,200  Check Point Software
                   Technologies(1)                                      674,612
--------------------------------------------------------------------------------
           35,000  Computer Associates
                   International, Inc.                                  815,500
--------------------------------------------------------------------------------
            4,800  Infosys Technologies Limited
                   ORD                                                  516,443
--------------------------------------------------------------------------------
          326,143  Microsoft Corporation                              8,381,875
--------------------------------------------------------------------------------
           45,900  Novell, Inc.(1)                                      436,050
--------------------------------------------------------------------------------
          104,282  Oracle Corp.(1)                                    1,252,427
--------------------------------------------------------------------------------
            7,900  Reynolds & Reynolds Co.
                   Cl A                                                 219,146
--------------------------------------------------------------------------------
           31,400  SAP AG ADR                                         1,210,470
--------------------------------------------------------------------------------
            9,410  SAP AG ORD                                         1,446,730
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           95,200  Siebel Systems, Inc.(1)                       $    1,254,736
--------------------------------------------------------------------------------
           16,500  Trend Micro Inc. ORD(1)                              417,245
--------------------------------------------------------------------------------
           40,100  Veritas Software Corp.(1)                          1,524,642
--------------------------------------------------------------------------------
                                                                     18,319,288
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 0.6%
--------------------------------------------------------------------------------
           12,620  Cemex SA de CV ADR                                   318,907
--------------------------------------------------------------------------------
            7,800  Fluor Corp.                                          285,948
--------------------------------------------------------------------------------
          163,300  Italian-Thai Development
                   PCL ORD(1)                                           417,197
--------------------------------------------------------------------------------
           21,324  KB Home                                            1,468,797
--------------------------------------------------------------------------------
           45,000  Martin Marietta Materials,
                   Inc.                                               1,915,650
--------------------------------------------------------------------------------
            5,400  Masco Corp.                                          146,880
--------------------------------------------------------------------------------
            6,910  MDC Holdings Inc.                                    479,278
--------------------------------------------------------------------------------
            3,409  NVR, Inc.(1)                                       1,673,819
--------------------------------------------------------------------------------
           13,420  Orascom Construction
                   Industries ORD                                       154,940
--------------------------------------------------------------------------------
                                                                      6,861,416
--------------------------------------------------------------------------------
CONSUMER DURABLES -- 0.5%
--------------------------------------------------------------------------------
            4,400  Harman International
                   Industries Inc.                                      599,588
--------------------------------------------------------------------------------
           39,438  Koninklijke Royal Philips
                   Electronics N.V. New York
                   Shares                                             1,120,828
--------------------------------------------------------------------------------
           14,690  LG Electronics Inc. ORD                              726,533
--------------------------------------------------------------------------------
           18,542  LVMH Moet Hennessy Louis
                   Vuitton SA ORD                                     1,277,486
--------------------------------------------------------------------------------
          223,400  Mida Assets PCL ORD(1)                               169,264
--------------------------------------------------------------------------------
           14,500  Pioneer Corp. ORD                                    370,641
--------------------------------------------------------------------------------
           76,000  Sharp Corp. ORD                                    1,137,155
--------------------------------------------------------------------------------
          320,000  Steinhoff International
                   Holdings Ltd. ORD                                    340,511
--------------------------------------------------------------------------------
            9,700  Whirlpool Corp.                                      662,704
--------------------------------------------------------------------------------
                                                                      6,404,710
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 0.8%
--------------------------------------------------------------------------------
           23,200  Boeing Co.                                           890,648
--------------------------------------------------------------------------------
           47,700  Honeywell International Inc.                       1,416,213
--------------------------------------------------------------------------------
           11,100  Northrop Grumman Corp.                             1,028,193
--------------------------------------------------------------------------------
           81,000  Raytheon Company                                   2,244,510
--------------------------------------------------------------------------------
           58,000  Rockwell Collins                                   1,559,620
--------------------------------------------------------------------------------
           17,300  Textron Inc.                                         862,232
--------------------------------------------------------------------------------
           31,788  United Defense Industries,
                   Inc.(1)                                            1,057,269
--------------------------------------------------------------------------------
                                                                      9,058,685
--------------------------------------------------------------------------------
DEPARTMENT STORES -- 1.6%
--------------------------------------------------------------------------------
          825,440  Controladora Comercial
                   Mexicana SA de CV ORD                                762,051
--------------------------------------------------------------------------------
           76,728  Federated Department
                   Stores, Inc.                                       3,766,578
--------------------------------------------------------------------------------
          226,750  JD Group Ltd. ORD                                  1,419,631
--------------------------------------------------------------------------------
           86,200  Marui Co., Ltd. ORD                                1,058,417
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------

           43,393  May Department Stores Co.
                   (The)                                         $    1,286,602
--------------------------------------------------------------------------------
           30,807  Metro AG ORD                                       1,320,794
--------------------------------------------------------------------------------
           20,000  Neiman Marcus Group, Inc.
                   Cl A(1)                                            1,078,000
--------------------------------------------------------------------------------
           34,330  Next plc ORD                                         659,070
--------------------------------------------------------------------------------
           28,400  Nordstrom, Inc.                                      979,800
--------------------------------------------------------------------------------
           27,509  Sears, Roebuck & Co.                               1,517,396
--------------------------------------------------------------------------------
           10,000  Target Corporation                                   387,200
--------------------------------------------------------------------------------
           81,850  Tesco plc ORD                                        350,562
--------------------------------------------------------------------------------
           71,220  Wal-Mart Stores, Inc.                              3,962,680
--------------------------------------------------------------------------------
                                                                     18,548,781
--------------------------------------------------------------------------------
DIVERSIFIED -- 1.0%
--------------------------------------------------------------------------------
          105,265  Standard and Poor's 500
                   Depositary Receipt                                11,201,249
--------------------------------------------------------------------------------
            5,000  Standard and Poor's MidCap
                   400 Depositary Receipt                               521,200
--------------------------------------------------------------------------------
                                                                     11,722,449
--------------------------------------------------------------------------------
DRUGS -- 3.2%
--------------------------------------------------------------------------------
           93,010  Abbott Laboratories                                4,111,042
--------------------------------------------------------------------------------
           23,800  AstraZeneca plc ORD                                1,081,432
--------------------------------------------------------------------------------
           93,000  Bristol-Myers Squibb Co.                           2,450,550
--------------------------------------------------------------------------------
           26,000  Chugai Pharmaceutical Co.
                   Ltd. ORD                                             351,287
--------------------------------------------------------------------------------
           14,700  Dr. Reddy's Laboratories Ltd.
                   ORD                                                  408,417
--------------------------------------------------------------------------------
           11,100  Eli Lilly and Company                                761,016
--------------------------------------------------------------------------------
           52,877  Endo Pharmaceuticals
                   Holdings Inc.(1)                                     996,203
--------------------------------------------------------------------------------
           11,498  Gedeon Richter Rt. ORD                             1,226,890
--------------------------------------------------------------------------------
           84,720  GlaxoSmithKline plc ORD                            1,912,367
--------------------------------------------------------------------------------
            3,804  IDEXX Laboratories, Inc.(1)                          180,119
--------------------------------------------------------------------------------
           61,363  Johnson & Johnson                                  3,024,582
--------------------------------------------------------------------------------
           74,948  Merck & Co., Inc.                                  3,042,889
--------------------------------------------------------------------------------
           69,634  Mylan Laboratories Inc.                            1,763,133
--------------------------------------------------------------------------------
           17,096  Novartis AG ORD                                      722,702
--------------------------------------------------------------------------------
          236,337  Pfizer, Inc.                                       7,929,107
--------------------------------------------------------------------------------
            5,600  Pharmaceutical Resources
                   Inc.(1)                                              406,448
--------------------------------------------------------------------------------
           34,451  Roche Holding AG ORD                               3,107,418
--------------------------------------------------------------------------------
            8,483  Sanofi-Synthelabo SA ORD                             574,788
--------------------------------------------------------------------------------
           34,800  Schering-Plough Corp.                                558,540
--------------------------------------------------------------------------------
           25,230  Sigma-Aldrich Corp.                                1,351,571
--------------------------------------------------------------------------------
           58,310  Smith & Nephew plc ORD                               448,278
--------------------------------------------------------------------------------
           25,430  Teva Pharmaceutical
                   Industries Ltd. ADR                                1,531,799
--------------------------------------------------------------------------------
            7,578  Valeant Pharmaceuticals
                   International                                        181,190
--------------------------------------------------------------------------------
                                                                     38,121,768
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT -- 2.2%
--------------------------------------------------------------------------------
          168,000  3Com Corp.(1)                                      1,256,640
--------------------------------------------------------------------------------
          169,354  ABB Limited ORD(1)                                   831,298
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           68,116  Alcatel SA ORD(1)                             $      889,584
--------------------------------------------------------------------------------
           35,800  Amphenol Corp. Cl A(1)                             2,166,616
--------------------------------------------------------------------------------
           18,800  AVX Corp.                                            283,880
--------------------------------------------------------------------------------
           19,881  Benchmark Electronics Inc.(1)                        730,229
--------------------------------------------------------------------------------
           33,287  Comverse Technology, Inc.(1)                         640,109
--------------------------------------------------------------------------------
           42,100  Corning Inc.(1)                                      482,466
--------------------------------------------------------------------------------
           23,792  Dover Corp.                                          913,375
--------------------------------------------------------------------------------
           35,130  Interflex Co. Ltd. ORD(1)                            840,983
--------------------------------------------------------------------------------
           40,700  Jabil Circuit, Inc.(1)                             1,119,657
--------------------------------------------------------------------------------
            4,900  Keyence Corp. ORD                                  1,100,867
--------------------------------------------------------------------------------
           30,400  Littelfuse, Inc.(1)                                  905,616
--------------------------------------------------------------------------------
          102,000  NEC Corp. ORD(1)                                     739,346
--------------------------------------------------------------------------------
           38,696  Netopia Inc.(1)                                      592,049
--------------------------------------------------------------------------------
           73,170  Nokia Oyj ADR                                      1,315,597
--------------------------------------------------------------------------------
          154,500  Nortel Networks Corp.(1)                             696,795
--------------------------------------------------------------------------------
           13,700  Photon Dynamics Inc.(1)                              559,097
--------------------------------------------------------------------------------
           17,738  Plantronics, Inc.(1)                                 543,492
--------------------------------------------------------------------------------
           26,500  Power-One Inc.(1)                                    223,395
--------------------------------------------------------------------------------
           67,918  Sanmina-SCI Corp.(1)                                 827,920
--------------------------------------------------------------------------------
           12,184  Scientific-Atlanta, Inc.                             351,874
--------------------------------------------------------------------------------
           37,870  Siemens AG ORD                                     2,763,993
--------------------------------------------------------------------------------
           17,500  Sony Corp. ORD                                       607,084
--------------------------------------------------------------------------------
          245,010  Telefonaktiebolaget LM
                   Ericsson B Shares ORD(1)                             395,821
--------------------------------------------------------------------------------
           13,300  Tokyo Electron Ltd. ORD                              940,980
--------------------------------------------------------------------------------
           81,400  UTStarcom Inc.(1)                                  3,083,433
--------------------------------------------------------------------------------
           24,045  Viasat Inc.(1)                                       511,437
--------------------------------------------------------------------------------
              863  Zhone Technologies Inc.(1)                             4,772
--------------------------------------------------------------------------------
                                                                     26,318,405
--------------------------------------------------------------------------------
ELECTRICAL UTILITY -- 1.1%
--------------------------------------------------------------------------------
           41,700  Ameren Corp.                                       1,840,221
--------------------------------------------------------------------------------
           30,400  American Electric Power                              841,776
--------------------------------------------------------------------------------
        1,337,359  China Resources Power
                   Holdings Co. ORD(1)                                  499,349
--------------------------------------------------------------------------------
          133,780  Edison International(1)                            2,731,788
--------------------------------------------------------------------------------
           56,822  Exelon Corporation                                 3,512,737
--------------------------------------------------------------------------------
           11,600  FirstEnergy Corp.                                    401,940
--------------------------------------------------------------------------------
           11,100  FPL Group, Inc.                                      705,405
--------------------------------------------------------------------------------
           11,954  Great Plains Energy Inc.                             379,300
--------------------------------------------------------------------------------
           42,082  TXU Corp.                                            931,695
--------------------------------------------------------------------------------
           26,568  Westar Energy Inc.                                   527,640
--------------------------------------------------------------------------------
           11,600  Wisconsin Energy Corp.                               379,320
--------------------------------------------------------------------------------
                                                                     12,751,171
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 2.3%
--------------------------------------------------------------------------------
           49,800  BP plc ADR                                         2,125,962
--------------------------------------------------------------------------------
          270,930  BP plc ORD                                         1,892,772
--------------------------------------------------------------------------------
           56,602  ChevronTexaco Corp.                                4,250,810
--------------------------------------------------------------------------------
          254,556  Exxon Mobil Corp.                                  9,207,291
--------------------------------------------------------------------------------
           53,300  Occidental Petroleum Corp.                         1,955,044
--------------------------------------------------------------------------------
           21,662  Patina Oil & Gas Corp.                               972,191
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------

        1,559,000  PetroChina Company
                   Limited ORD                                   $      577,088
--------------------------------------------------------------------------------
            6,860  Petroleo Brasileiro SA -
                   Petrobras ADR                                        165,120
--------------------------------------------------------------------------------
           99,700  Royal Dutch Petroleum Co.
                   New York Shares                                    4,476,530
--------------------------------------------------------------------------------
           47,394  XTO Energy Inc.                                    1,198,120
--------------------------------------------------------------------------------
                                                                     26,820,928
--------------------------------------------------------------------------------
ENTERTAINMENT -- 0.2%
--------------------------------------------------------------------------------
           33,298  Regal Entertainment Group                            693,930
--------------------------------------------------------------------------------
           36,209  Viacom, Inc. Cl B                                  1,423,738
--------------------------------------------------------------------------------
                                                                      2,117,668
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.2%
--------------------------------------------------------------------------------
           63,500  Waste Management, Inc.                             1,867,535
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 2.8%
--------------------------------------------------------------------------------
           65,740  3i Group plc ORD                                     689,334
--------------------------------------------------------------------------------
           52,175  American Express Co.                               2,384,919
--------------------------------------------------------------------------------
           43,536  Block (H & R), Inc.                                2,363,569
--------------------------------------------------------------------------------
           71,200  Credit Suisse Group ORD                            2,364,881
--------------------------------------------------------------------------------
           23,800  Deutsche Boerse AG ORD                             1,199,056
--------------------------------------------------------------------------------
           18,294  Fannie Mae                                         1,280,580
--------------------------------------------------------------------------------
          114,300  Freddie Mac                                        6,220,207
--------------------------------------------------------------------------------
          185,822  General Electric Co.                               5,327,517
--------------------------------------------------------------------------------
           22,200  ICAP plc ORD                                         516,023
--------------------------------------------------------------------------------
          103,240  ING Groep N.V. ORD                                 2,212,495
--------------------------------------------------------------------------------
            1,610  Julius Baer Holding AG ORD                           512,318
--------------------------------------------------------------------------------
           14,900  Marsh & McLennan
                   Companies, Inc.                                      662,156
--------------------------------------------------------------------------------
           98,160  MBNA Corporation                                   2,406,883
--------------------------------------------------------------------------------
           14,000  MGIC Investment Corp.                                741,300
--------------------------------------------------------------------------------
           22,248  New Century Financial Corp.                          846,536
--------------------------------------------------------------------------------
           11,100  ORIX Corporation ORD                                 813,703
--------------------------------------------------------------------------------
           25,154  Prudential Financial Inc.                            983,773
--------------------------------------------------------------------------------
          103,320  Skandia Forsakrings AB ORD                           348,883
--------------------------------------------------------------------------------
            1,400  Student Loan Corp. (The)                             198,814
--------------------------------------------------------------------------------
           18,247  UBS AG ORD                                         1,176,109
--------------------------------------------------------------------------------
                                                                     33,249,056
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 1.7%
--------------------------------------------------------------------------------
           24,400  Campbell Soup Company                                624,884
--------------------------------------------------------------------------------
           12,100  Coca-Cola Company (The)                              562,650
--------------------------------------------------------------------------------
           21,500  Coca-Cola Enterprises                                443,975
--------------------------------------------------------------------------------
            7,770  Groupe Danone ORD                                  1,211,362
--------------------------------------------------------------------------------
           25,200  H.J. Heinz Company                                   909,720
--------------------------------------------------------------------------------
           17,500  Hormel Foods Corp.                                   469,175
--------------------------------------------------------------------------------
            3,300  Interstate Bakeries Corp.                             51,975
--------------------------------------------------------------------------------
          378,000  IOI Corp. BHD ORD                                    726,158
--------------------------------------------------------------------------------
            8,200  Kellogg Co.                                          293,314
--------------------------------------------------------------------------------
           65,300  Kraft Foods Inc.                                   2,068,051
--------------------------------------------------------------------------------
           16,700  McCormick & Company,
                   Incorporated                                         479,123
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           57,400  Pepsi Bottling Group Inc.                     $    1,324,792
--------------------------------------------------------------------------------
           10,984  PepsiAmericas Inc.                                   172,339
--------------------------------------------------------------------------------
           76,443  PepsiCo, Inc.                                      3,678,438
--------------------------------------------------------------------------------
          105,300  PSC Industries BHD ORD                               184,275
--------------------------------------------------------------------------------
           81,383  Reckitt Benckiser plc ORD                          1,778,189
--------------------------------------------------------------------------------
           33,200  Sara Lee Corp.                                       682,260
--------------------------------------------------------------------------------
           19,526  Smithfield Foods Inc.(1)                             457,885
--------------------------------------------------------------------------------
          128,920  Tyson Foods, Inc. Cl A                             1,759,758
--------------------------------------------------------------------------------
           28,000  Unilever N.V. New York
                   Shares                                             1,682,800
--------------------------------------------------------------------------------
           16,500  Wrigley (Wm.) Jr. Company                            909,480
--------------------------------------------------------------------------------
                                                                     20,470,603
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.6%
--------------------------------------------------------------------------------
        1,963,604  Chung HWA Pulp ORD                                   948,740
--------------------------------------------------------------------------------
           48,187  CRH plc ORD                                          901,497
--------------------------------------------------------------------------------
           90,797  Louisiana-Pacific Corp.(1)                         1,642,518
--------------------------------------------------------------------------------
        1,162,848  Shandong Chenming Paper
                   Holdings Ltd. ORD                                    956,713
--------------------------------------------------------------------------------
           44,800  Smurfit-Stone Container
                   Corp.(1)                                             732,928
--------------------------------------------------------------------------------
           48,068  United Stationers Inc.(1)                          1,939,543
--------------------------------------------------------------------------------
            4,803  Weyerhaeuser Co.                                     273,771
--------------------------------------------------------------------------------
                                                                      7,395,710
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 0.7%
--------------------------------------------------------------------------------
           46,300  AGL Resources Inc.                                 1,314,920
--------------------------------------------------------------------------------
        1,264,000  Beijing Datang Power
                   Generation Company Ltd.
                   ORD                                                  789,308
--------------------------------------------------------------------------------
       10,027,840  Companhia de Saneamento
                   Basico do Estado de Sao
                   Paulo ORD                                            495,708
--------------------------------------------------------------------------------
           12,237  E.On AG ORD                                          694,138
--------------------------------------------------------------------------------
           67,250  Enersis SA ADR                                       433,090
--------------------------------------------------------------------------------
          496,000  Huaneng Power International,
                   Inc. ORD                                             731,215
--------------------------------------------------------------------------------
           51,530  Korea Electric Power Corp.
                   ORD                                                1,085,811
--------------------------------------------------------------------------------
           28,200  NiSource Inc.                                        585,150
--------------------------------------------------------------------------------
           60,332  ONEOK, Inc.                                        1,195,177
--------------------------------------------------------------------------------
            2,860  Public Power Corporation
                   ORD                                                   64,893
--------------------------------------------------------------------------------
           37,600  WGL Holdings Inc.                                  1,005,048
--------------------------------------------------------------------------------
                                                                      8,394,458
--------------------------------------------------------------------------------
GOLD -- 0.1%
--------------------------------------------------------------------------------
           43,950  Anglo American plc ORD                               938,440
--------------------------------------------------------------------------------
GROCERY STORES -- 0.2%
--------------------------------------------------------------------------------
           40,100  Kroger Co. (The)(1)                                  756,286
--------------------------------------------------------------------------------
           75,304  Supervalu Inc.                                     1,944,349
--------------------------------------------------------------------------------
                                                                      2,700,635
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------
HEAVY ELECTRICAL EQUIPMENT -- 0.4%
--------------------------------------------------------------------------------
           47,800  Emerson Electric Co.                          $    2,917,712
--------------------------------------------------------------------------------
           13,696  Thomas & Betts Corp.                                 284,877
--------------------------------------------------------------------------------
           20,700  United Technologies Corp.                          1,773,990
--------------------------------------------------------------------------------
                                                                      4,976,579
--------------------------------------------------------------------------------
HEAVY MACHINERY -- 0.4%
--------------------------------------------------------------------------------
           21,610  Atlas Copco AB Cl B ORD                              772,634
--------------------------------------------------------------------------------
           10,600  Bharat Forge Ltd. ORD(1)                             144,861
--------------------------------------------------------------------------------
          121,700  Daewoo Heavy Industries &
                   Machinery Ltd. ORD(1)                                977,201
--------------------------------------------------------------------------------
           22,600  Fanuc Ltd. ORD                                     1,328,684
--------------------------------------------------------------------------------
          152,400  Samsung Heavy Industries
                   ORD                                                  874,078
--------------------------------------------------------------------------------
           36,830  Volvo AB Cl B ORD                                  1,065,635
--------------------------------------------------------------------------------
                                                                      5,163,093
--------------------------------------------------------------------------------
HOME PRODUCTS -- 1.5%
--------------------------------------------------------------------------------
           12,900  Clorox Company                                       605,268
--------------------------------------------------------------------------------
           28,700  Estee Lauder Companies,
                   Inc. Cl A                                          1,090,600
--------------------------------------------------------------------------------
           15,700  Fortune Brands, Inc.                               1,072,624
--------------------------------------------------------------------------------
           77,153  Gillette Company                                   2,602,371
--------------------------------------------------------------------------------
           18,300  Jarden Corp.(1)                                      495,015
--------------------------------------------------------------------------------
           70,300  Kimberly-Clark Corp.                               3,811,666
--------------------------------------------------------------------------------
           43,800  Newell Rubbermaid Inc.                             1,001,706
--------------------------------------------------------------------------------
           50,049  Nu Skin Enterprises Inc.,
                   Cl A                                                 869,351
--------------------------------------------------------------------------------
           64,913  Procter & Gamble Co. (The)                         6,247,227
--------------------------------------------------------------------------------
            7,000  USANA Health Sciences, Inc.(1)                       236,810
--------------------------------------------------------------------------------
                                                                     18,032,638
--------------------------------------------------------------------------------
HOTELS -- 0.4%
--------------------------------------------------------------------------------
           32,601  Accor SA ORD                                       1,368,387
--------------------------------------------------------------------------------
           59,809  Cendant Corporation(1)                             1,325,367
--------------------------------------------------------------------------------
           14,300  Harrah's Entertainment, Inc.                         684,541
--------------------------------------------------------------------------------
           24,200  Marriott International, Inc.                       1,109,086
--------------------------------------------------------------------------------
                                                                      4,487,381
--------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 0.8%
--------------------------------------------------------------------------------
            7,540  AAPICO Hitech Public
                   Company Limited ORD                                   28,706
--------------------------------------------------------------------------------
           18,363  Black & Decker Corporation                           851,860
--------------------------------------------------------------------------------
            3,364  Briggs & Stratton Corp.                              227,070
--------------------------------------------------------------------------------
            8,500  Carlisle Companies, Inc.                             500,225
--------------------------------------------------------------------------------
           36,600  Denso Corporation ORD                                683,285
--------------------------------------------------------------------------------
           29,788  Energizer Holdings, Inc.(1)                        1,128,667
--------------------------------------------------------------------------------
           13,500  Grainger (W.W.), Inc.                                624,510
--------------------------------------------------------------------------------
           32,100  Ingersoll-Rand Company                             2,001,113
--------------------------------------------------------------------------------
           15,000  Parker-Hannifin Corp.                                824,850
--------------------------------------------------------------------------------
           14,300  Snap-on Incorporated                                 429,286
--------------------------------------------------------------------------------
      117,049,070  Trakya CAM Sanayii ORD(1)                            314,136
--------------------------------------------------------------------------------
           85,445  Tyco International Ltd.                            1,960,963
--------------------------------------------------------------------------------
                                                                      9,574,671
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
INDUSTRIAL SERVICES -- 0.5%
--------------------------------------------------------------------------------
           23,389  Adecco SA ORD                                 $    1,452,306
--------------------------------------------------------------------------------
           16,200  Cintas Corp.                                         757,188
--------------------------------------------------------------------------------
          375,130  Hays plc ORD                                         820,292
--------------------------------------------------------------------------------
           43,610  Labor Ready Inc.(1)                                  497,154
--------------------------------------------------------------------------------
          194,000  Mitsubishi Corporation ORD                         1,779,897
--------------------------------------------------------------------------------
            5,567  Strayer Education Inc.                               622,001
--------------------------------------------------------------------------------
                                                                      5,928,838
--------------------------------------------------------------------------------
INFORMATION SERVICES -- 1.8%
--------------------------------------------------------------------------------
            7,850  ADVO, Inc.                                           237,149
--------------------------------------------------------------------------------
           14,419  Apollo Group Inc. Cl A(1)                            995,344
--------------------------------------------------------------------------------
           54,600  BISYS Group Inc. (The)(1)                            814,632
--------------------------------------------------------------------------------
           20,310  Career Education Corp.(1)                          1,038,450
--------------------------------------------------------------------------------
           39,038  Computer Sciences Corp.(1)                         1,616,173
--------------------------------------------------------------------------------
           46,936  Convergys Corp.(1)                                   719,998
--------------------------------------------------------------------------------
           19,783  Corinthian Colleges, Inc.(1)                       1,264,727
--------------------------------------------------------------------------------
               70  Dentsu Inc. ORD                                      297,152
--------------------------------------------------------------------------------
            3,000  DST Systems, Inc.(1)                                 111,960
--------------------------------------------------------------------------------
           39,200  Electronic Data Systems
                   Corp.                                                847,504
--------------------------------------------------------------------------------
           60,820  Exel plc ORD                                         797,442
--------------------------------------------------------------------------------
           13,800  Fiserv, Inc.(1)                                      517,500
--------------------------------------------------------------------------------
          111,000  HCL Technologies Ltd. ORD                            653,583
--------------------------------------------------------------------------------
          115,100  Hughes Software Systems
                   ORD                                                1,235,496
--------------------------------------------------------------------------------
           47,636  International Business
                   Machines Corp.                                     4,312,963
--------------------------------------------------------------------------------
           21,720  Publicis Groupe ORD                                  686,357
--------------------------------------------------------------------------------
           90,500  Sapient Corporation(1)                               508,610
--------------------------------------------------------------------------------
           80,526  T-Online International AG
                   ORD(1)                                             1,006,268
--------------------------------------------------------------------------------
           22,700  Valassis Communications,
                   Inc.(1)                                              617,440
--------------------------------------------------------------------------------
           45,951  Viad Corp.                                         1,129,935
--------------------------------------------------------------------------------
           91,221  Wanadoo ORD(1)                                       701,233
--------------------------------------------------------------------------------
               49  Yahoo Japan Corporation
                   ORD(1)                                               644,148
--------------------------------------------------------------------------------
                                                                     20,754,064
--------------------------------------------------------------------------------
INTERNET -- 0.2%
--------------------------------------------------------------------------------
           16,500  Amazon.com, Inc.(1)                                  891,990
--------------------------------------------------------------------------------
            1,939  Earthlink Inc.(1)                                     18,614
--------------------------------------------------------------------------------
            1,995  Netflix Inc.(1)                                       97,755
--------------------------------------------------------------------------------
           10,663  United Online, Inc.(1)                               194,173
--------------------------------------------------------------------------------
              786  VeriSign, Inc.(1)                                     12,741
--------------------------------------------------------------------------------
           36,100  Yahoo! Inc.(1)                                     1,551,579
--------------------------------------------------------------------------------
                                                                      2,766,852
--------------------------------------------------------------------------------
LEISURE -- 0.2%
--------------------------------------------------------------------------------
           43,527  Eastman Kodak Co.                                  1,060,318
--------------------------------------------------------------------------------
           48,974  Hasbro, Inc.                                       1,082,815
--------------------------------------------------------------------------------
            3,500  International Speedway Corp.                         150,430
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------

          714,800  Jakarta International Hotel &
                   Development Tbk PT ORD(1)                     $       54,629
--------------------------------------------------------------------------------
           11,400  Mandalay Resort Group                                489,630
--------------------------------------------------------------------------------
            3,100  Speedway Motorsports Inc.                             90,830
--------------------------------------------------------------------------------
                                                                      2,928,652
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 0.6%
--------------------------------------------------------------------------------
           13,100  CIGNA Corp.                                          702,815
--------------------------------------------------------------------------------
            9,600  Lincoln National Corp.                               376,416
--------------------------------------------------------------------------------
           39,900  MetLife, Inc.                                      1,304,331
--------------------------------------------------------------------------------
           66,447  Principal Financial Group                          2,200,061
--------------------------------------------------------------------------------
           32,544  Protective Life Corporation                        1,069,070
--------------------------------------------------------------------------------
           20,400  Torchmark Corp.                                      899,640
--------------------------------------------------------------------------------
                                                                      6,552,333
--------------------------------------------------------------------------------
MEDIA -- 1.5%
--------------------------------------------------------------------------------
           98,760  British Sky Broadcasting plc
                   ORD(1)                                             1,146,103
--------------------------------------------------------------------------------
           98,191  Disney (Walt) Co.                                  2,267,230
--------------------------------------------------------------------------------
      223,443,010  Dogan Yayin Holding ORD(1)                           614,938
--------------------------------------------------------------------------------
           42,600  EchoStar Communications
                   Corp. Cl A(1)                                      1,468,848
--------------------------------------------------------------------------------
           10,500  Entercom Communications
                   Corp.(1)                                             485,100
--------------------------------------------------------------------------------
           44,577  Fox Entertainment Group,
                   Inc. Cl A(1)                                       1,272,673
--------------------------------------------------------------------------------
           24,890  Grupo Televisa SA ADR                              1,016,757
--------------------------------------------------------------------------------
           22,148  PanAmSat Corp.(1)                                    489,249
--------------------------------------------------------------------------------
           27,200  Spanish Broadcasting
                   System(1)                                            273,360
--------------------------------------------------------------------------------
          243,426  Time Warner Inc.(1)                                3,962,976
--------------------------------------------------------------------------------
          148,310  TV Azteca SA de CV ADR                             1,290,297
--------------------------------------------------------------------------------
           76,770  United Business Media plc
                   ORD                                                  662,565
--------------------------------------------------------------------------------
           30,500  Univision Communications
                   Inc. Cl A(1)                                       1,100,440
--------------------------------------------------------------------------------
          100,606  WPP Group plc ORD                                    964,854
--------------------------------------------------------------------------------
          265,680  ZEE Telefilms Ltd. ORD                               752,286
--------------------------------------------------------------------------------
                                                                     17,767,676
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 1.9%
--------------------------------------------------------------------------------
           25,010  Alcon, Inc.                                        1,454,832
--------------------------------------------------------------------------------
           11,800  Bard (C.R.), Inc.                                    892,080
--------------------------------------------------------------------------------
           31,000  Baxter International, Inc.                           862,420
--------------------------------------------------------------------------------
           38,789  Beckman Coulter Inc.                               1,984,057
--------------------------------------------------------------------------------
           53,900  Becton Dickinson & Co.                             2,157,617
--------------------------------------------------------------------------------
          152,658  Boston Scientific Corp.(1)                         5,478,895
--------------------------------------------------------------------------------
           11,101  Cooper Companies, Inc. (The)                         506,761
--------------------------------------------------------------------------------
            3,724  Dade Behring Holdings Inc.(1)                        125,871
--------------------------------------------------------------------------------
           19,300  Fisher Scientific
                   International(1)                                     777,211
--------------------------------------------------------------------------------
           13,576  Guidant Corp.                                        770,710
--------------------------------------------------------------------------------
           16,800  Hoya Corp. ORD                                     1,472,339
--------------------------------------------------------------------------------
           18,851  Inamed Corp.(1)                                    1,477,164
--------------------------------------------------------------------------------
           37,000  Medtronic, Inc.                                    1,672,400
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

            3,966  Mettler-Toledo International,
                   Inc.(1)                                       $      155,547
--------------------------------------------------------------------------------
           15,800  St. Jude Medical, Inc.(1)                          1,000,772
--------------------------------------------------------------------------------
           28,124  Therasense Inc.(1)                                   479,514
--------------------------------------------------------------------------------
           24,500  Waters Corp.(1)                                      783,510
--------------------------------------------------------------------------------
                                                                     22,051,700
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 1.7%
--------------------------------------------------------------------------------
           59,100  AETNA Inc.                                         3,804,858
--------------------------------------------------------------------------------
           26,281  Anthem, Inc.(1)                                    1,895,386
--------------------------------------------------------------------------------
           69,800  Beverly Enterprises Inc.(1)                          546,534
--------------------------------------------------------------------------------
           47,300  Coventry Health Care Inc.(1)                       2,833,270
--------------------------------------------------------------------------------
           20,100  HCA Inc.                                             842,391
--------------------------------------------------------------------------------
           62,290  Health Net Inc.(1)                                 2,036,883
--------------------------------------------------------------------------------
           31,001  Humana Inc.(1)                                       692,252
--------------------------------------------------------------------------------
           11,900  Kindred Healthcare Inc.(1)                           613,921
--------------------------------------------------------------------------------
           14,500  Manor Care, Inc.                                     512,140
--------------------------------------------------------------------------------
           58,964  McKesson Corp.                                     1,721,749
--------------------------------------------------------------------------------
           39,476  Medco Health Solutions Inc.(1)                     1,438,111
--------------------------------------------------------------------------------
           22,400  PacifiCare Health Systems,
                   Inc.(1)                                            1,458,464
--------------------------------------------------------------------------------
           50,900  Tenet Healthcare Corp.(1)                            743,649
--------------------------------------------------------------------------------
           17,700  VCA Antech Inc.(1)                                   553,125
--------------------------------------------------------------------------------
                                                                     19,692,733
--------------------------------------------------------------------------------
MINING & METALS -- 1.0%
--------------------------------------------------------------------------------
           24,000  Alcoa Inc.                                           787,440
--------------------------------------------------------------------------------
           48,595  China Steel Corporation GDR(1)                       770,231
--------------------------------------------------------------------------------
           11,137  Engelhard Corporation                                332,105
--------------------------------------------------------------------------------
       25,780,070  Eregli Demir ve Celik
                   Fabrikalari TAS ORD(1)                               489,161
--------------------------------------------------------------------------------
          606,145  Grupo Mexico SA de CV
                   ORD(1)                                             1,091,506
--------------------------------------------------------------------------------
          302,200  Iscor Ltd. ORD                                     1,105,841
--------------------------------------------------------------------------------
        1,703,000  Jiangxi Copper Co. Ltd. ORD                          641,355
--------------------------------------------------------------------------------
          162,450  KGHM Polska Miedz SA ORD(1)                          943,070
--------------------------------------------------------------------------------
           38,200  Korea Zinc Co. Ltd. ORD                              825,568
--------------------------------------------------------------------------------
          178,544  Kumba Resources Limited
                   ORD                                                1,035,001
--------------------------------------------------------------------------------
        2,478,800  Millennium Steel PCL ORD(1)                          176,325
--------------------------------------------------------------------------------
            5,330  MMC Norilsk Nickel ADR                               308,394
--------------------------------------------------------------------------------
            6,000  NOK Corporation ORD                                  220,194
--------------------------------------------------------------------------------
           14,700  Nucor Corp.                                          824,817
--------------------------------------------------------------------------------
            8,160  POSCO ORD                                            969,935
--------------------------------------------------------------------------------
           24,400  Schnitzer Steel Industries Inc.                    1,320,283
--------------------------------------------------------------------------------
                                                                     11,841,226
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 0.9%
--------------------------------------------------------------------------------
           15,833  American Axle &
                   Manufacturing Holdings, Inc.(1)                      627,462
--------------------------------------------------------------------------------
            6,400  BorgWarner Inc.                                      505,600
--------------------------------------------------------------------------------
          240,068  Ford Motor Company                                 3,168,897
--------------------------------------------------------------------------------
           22,600  General Motors Corp.                                 966,828
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------

           65,200  Mahindra & Mahindra Ltd.
                   ORD                                           $      502,853
--------------------------------------------------------------------------------
          215,000  Nissan Motor Co., Ltd. ORD                         2,457,367
--------------------------------------------------------------------------------
           14,500  Renault SA ORD(1)                                    964,227
--------------------------------------------------------------------------------
            4,500  Superior Industries
                   International, Inc.                                  200,160
--------------------------------------------------------------------------------
      406,271,710  Tofas Turk Otomobil Fabrik
                   ORD(1)                                               611,155
--------------------------------------------------------------------------------
            2,800  Toyota Motor Corp. ADR                               166,796
--------------------------------------------------------------------------------
           33,600  Toyota Motor Corp. ORD                             1,009,166
--------------------------------------------------------------------------------
                                                                     11,180,511
--------------------------------------------------------------------------------
MULTI-INDUSTRY -- 0.1%
--------------------------------------------------------------------------------
          108,800  Alfa SA de CV ORD                                    328,763
--------------------------------------------------------------------------------
           12,980  Sekonix Co., Ltd. ORD(1)                             283,757
--------------------------------------------------------------------------------
          764,000  Tianjin Development
                   Holdings ORD                                         361,500
--------------------------------------------------------------------------------
                                                                        974,020
--------------------------------------------------------------------------------
OIL REFINING -- 0.5%
--------------------------------------------------------------------------------
           24,400  ConocoPhillips                                     1,384,456
--------------------------------------------------------------------------------
           59,018  Marathon Oil Corp.                                 1,747,523
--------------------------------------------------------------------------------
           50,546  Sunoco, Inc.                                       2,426,713
--------------------------------------------------------------------------------
           10,600  Valero Energy Corp.                                  456,860
--------------------------------------------------------------------------------
                                                                      6,015,552
--------------------------------------------------------------------------------
OIL SERVICES -- 0.7%
--------------------------------------------------------------------------------
           80,279  BHP Billiton Limited ORD                             655,533
--------------------------------------------------------------------------------
          218,000  CNOOC Ltd. ORD                                       449,091
--------------------------------------------------------------------------------
           41,700  Diamond Offshore Drilling,
                   Inc.                                                 731,835
--------------------------------------------------------------------------------
           27,300  Global SantaFe Corp.                                 586,950
--------------------------------------------------------------------------------
           23,870  Mol Magyar Olaj-es Gazipari
                   Rt. ORD                                              672,279
--------------------------------------------------------------------------------
           49,300  Reliance Industries Ltd. ORD                         525,529
--------------------------------------------------------------------------------
           42,780  Schlumberger Ltd.                                  2,007,237
--------------------------------------------------------------------------------
           31,260  STX Shipbuilding Co. Ltd.
                   ORD(1)                                               475,506
--------------------------------------------------------------------------------
           28,400  Transocean Inc.(1)                                   550,392
--------------------------------------------------------------------------------
        1,224,000  Xinao Gas Holdings Ltd. ORD(1)                       654,015
--------------------------------------------------------------------------------
           49,802  YUKOS ORD                                            565,751
--------------------------------------------------------------------------------
                                                                      7,874,118
--------------------------------------------------------------------------------
PROPERTY AND CASUALTY INSURANCE -- 2.0%
--------------------------------------------------------------------------------
           89,806  Allstate Corp.                                     3,626,366
--------------------------------------------------------------------------------
           41,844  American International
                   Group, Inc.                                        2,424,860
--------------------------------------------------------------------------------
           95,243  Axa ORD                                            1,830,949
--------------------------------------------------------------------------------
           49,672  Berkley (W.R.) Corp.                               1,696,299
--------------------------------------------------------------------------------
            4,500  Chubb Corp.                                          294,525
--------------------------------------------------------------------------------
           12,200  Everest Re Group, Ltd.                             1,002,718
--------------------------------------------------------------------------------
           83,087  Fidelity National Financial,
                   Inc.                                               2,935,464
--------------------------------------------------------------------------------
           77,081  First American Financial
                   Corp. (The)                                        2,281,598
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           21,500  Hartford Financial Services
                   Group Inc. (The)                              $    1,182,500
--------------------------------------------------------------------------------
           31,039  HCC Insurance Holdings, Inc.                         965,623
--------------------------------------------------------------------------------
           25,600  Horace Mann Educators Corp.                          345,856
--------------------------------------------------------------------------------
           26,000  Loews Corp.                                        1,108,380
--------------------------------------------------------------------------------
            4,296  Muenchener
                   Rueckversicherungs-
                   Gesellschaft AG ORD                                  488,562
--------------------------------------------------------------------------------
           23,927  Odyssey Re Holdings Corp.                            547,689
--------------------------------------------------------------------------------
           17,000  Radian Group Inc.                                    838,950
--------------------------------------------------------------------------------
            8,790  Swiss Life Holding ORD(1)                          1,599,295
--------------------------------------------------------------------------------
                                                                     23,169,634
--------------------------------------------------------------------------------
PUBLISHING -- 0.2%
--------------------------------------------------------------------------------
           14,800  Gannett Co., Inc.                                  1,281,680
--------------------------------------------------------------------------------
           25,900  R. R. Donnelley & Sons
                   Company                                              726,754
--------------------------------------------------------------------------------
                                                                      2,008,434
--------------------------------------------------------------------------------
RAILROADS -- 0.3%
--------------------------------------------------------------------------------
           27,568  Burlington Northern Santa Fe
                   Corp.                                                820,699
--------------------------------------------------------------------------------
            7,800  Canadian National Railway
                   Co.                                                  462,930
--------------------------------------------------------------------------------
           16,800  Canadian Pacific Railway
                   Ltd.                                                 457,632
--------------------------------------------------------------------------------
          122,000  Tokyu Corporation ORD                                566,898
--------------------------------------------------------------------------------
           22,881  Union Pacific Corp.                                1,457,062
--------------------------------------------------------------------------------
                                                                      3,765,221
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 0.4%
--------------------------------------------------------------------------------
           71,366  Annaly Mortgage
                   Management Inc.                                    1,231,777
--------------------------------------------------------------------------------
           77,000  Cheung Kong (Holdings) Ltd.
                   ORD                                                  607,232
--------------------------------------------------------------------------------
           17,900  Equity Residential                                   525,544
--------------------------------------------------------------------------------
            2,800  General Growth Properties,
                   Inc.                                                 225,680
--------------------------------------------------------------------------------
        1,291,000  Lalin Property Public
                   Company Limited ORD                                  388,028
--------------------------------------------------------------------------------
           57,000  Mitsui Fudosan Co., Ltd. ORD                         496,942
--------------------------------------------------------------------------------
          800,000  MK Land Holdings BHD ORD                             486,316
--------------------------------------------------------------------------------
           59,000  Sun Hung Kai Properties
                   Ltd. ORD                                             474,777
--------------------------------------------------------------------------------
                                                                      4,436,296
--------------------------------------------------------------------------------
RESTAURANTS -- 0.6%
--------------------------------------------------------------------------------
           31,100  Brinker International, Inc.(1)                     1,012,616
--------------------------------------------------------------------------------
            3,763  CBRL Group, Inc.                                     155,224
--------------------------------------------------------------------------------
           10,700  CEC Entertainment Inc.(1)                            537,996
--------------------------------------------------------------------------------
           69,500  CKE Restaurants, Inc.(1)                             486,500
--------------------------------------------------------------------------------
           58,800  Darden Restaurants, Inc.                           1,217,748
--------------------------------------------------------------------------------
          136,711  McDonald's Corporation                             3,503,903
--------------------------------------------------------------------------------
           13,300  Wendy's International, Inc.                          516,439
--------------------------------------------------------------------------------
                                                                      7,430,426
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 0.8%
--------------------------------------------------------------------------------
           52,800  Edwards (A.G.), Inc.                          $    1,939,872
--------------------------------------------------------------------------------
            6,300  Goldman Sachs Group, Inc.
                   (The)                                                605,304
--------------------------------------------------------------------------------
            2,700  Legg Mason, Inc.                                     215,217
--------------------------------------------------------------------------------
           28,486  Lehman Brothers Holdings
                   Inc.                                               2,056,974
--------------------------------------------------------------------------------
           36,837  Man Group plc ORD                                    905,088
--------------------------------------------------------------------------------
           43,978  Merrill Lynch & Co., Inc.                          2,495,752
--------------------------------------------------------------------------------
           28,800  Morgan Stanley                                     1,592,064
--------------------------------------------------------------------------------
           10,000  Schwab (Charles) Corp.                               116,000
--------------------------------------------------------------------------------
                                                                      9,926,271
--------------------------------------------------------------------------------
SEMICONDUCTOR -- 3.5%
--------------------------------------------------------------------------------
          159,000  Acer Inc. ORD                                        227,209
--------------------------------------------------------------------------------
           96,300  Advanced Micro Devices,
                   Inc.(1)                                            1,731,474
--------------------------------------------------------------------------------
            3,853  Altera Corp.(1)                                       97,596
--------------------------------------------------------------------------------
           51,880  Alvarion Ltd.(1)                                     511,018
--------------------------------------------------------------------------------
           24,400  Amkor Technology, Inc.(1)                            476,288
--------------------------------------------------------------------------------
           28,700  Applied Materials, Inc.(1)                           697,410
--------------------------------------------------------------------------------
            4,428  Arrow Electronics, Inc.(1)                           103,527
--------------------------------------------------------------------------------
           23,167  Asyst Technologies Inc.(1)                           422,798
--------------------------------------------------------------------------------
          335,000  AU Optronics Corp. ORD                               401,215
--------------------------------------------------------------------------------
           73,575  Avnet Inc.(1)                                      1,569,355
--------------------------------------------------------------------------------
           17,000  Canon, Inc. ORD                                      785,284
--------------------------------------------------------------------------------
          618,550  Career Technology Company
                   Limited ORD(1)                                       804,206
--------------------------------------------------------------------------------
           56,200  Cirrus Logic Inc.(1)                                 483,320
--------------------------------------------------------------------------------
          316,621  Intel Corp.                                       10,584,640
--------------------------------------------------------------------------------
           18,700  International Rectifier Corp.(1)                   1,021,394
--------------------------------------------------------------------------------
          331,000  King Yuan Electronics
                   Company Limited ORD(1)                               330,515
--------------------------------------------------------------------------------
           37,000  Konica Minolta Holdings Inc.
                   ORD                                                  437,758
--------------------------------------------------------------------------------
           28,800  Linear Technology Corp.                            1,242,432
--------------------------------------------------------------------------------
          167,100  Malaysian Pacific Industries
                   ORD                                                  747,553
--------------------------------------------------------------------------------
           24,300  Microchip Technology Inc.                            835,920
--------------------------------------------------------------------------------
            9,500  Murata Manufacturing Co.,
                   Ltd. ORD                                             536,836
--------------------------------------------------------------------------------
           23,200  National Semiconductor
                   Corp.(1)                                           1,037,504
--------------------------------------------------------------------------------
          217,750  Novatek Microelectronics
                   Corp., Ltd. ORD                                      644,004
--------------------------------------------------------------------------------
          344,000  O-TA Precision Industry Co.
                   Ltd. ORD                                             679,941
--------------------------------------------------------------------------------
           21,400  O2Micro International Ltd.(1)                        513,600
--------------------------------------------------------------------------------
           40,394  OmniVision Technologies,
                   Inc.(1)                                            2,632,073
--------------------------------------------------------------------------------
          120,000  Optimax Technology
                   Corporation ORD                                      335,578
--------------------------------------------------------------------------------
           38,900  QUALCOMM Inc.                                      1,732,995
--------------------------------------------------------------------------------
          265,700  Quanta Computer Inc. ORD                             626,321
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

            8,410  Samsung Electronics ORD                       $    3,250,613
--------------------------------------------------------------------------------
           41,000  SanDisk Corp.(1)                                   3,315,260
--------------------------------------------------------------------------------
           18,955  STMicroelectronics N.V.
                   New York Shares                                      528,276
--------------------------------------------------------------------------------
          862,800  Taiwan Semiconductor
                   Manufacturing Co. Ltd. ORD(1)                      1,604,328
--------------------------------------------------------------------------------
            2,195  Texas Instruments Inc.                                65,323
--------------------------------------------------------------------------------
          561,000  United Microelectronics
                   Corp. ORD(1)                                         492,826
--------------------------------------------------------------------------------
                                                                     41,506,390
--------------------------------------------------------------------------------
SPECIALTY STORES -- 1.3%
--------------------------------------------------------------------------------
           14,479  Advance Auto Parts(1)                              1,181,776
--------------------------------------------------------------------------------
           31,128  Barnes & Noble Inc.(1)                             1,032,827
--------------------------------------------------------------------------------
            1,619  Best Buy Co., Inc.                                   100,378
--------------------------------------------------------------------------------
           39,900  BJ's Wholesale Club Inc.(1)                        1,015,455
--------------------------------------------------------------------------------
           96,410  Blockbuster Inc.                                   1,646,683
--------------------------------------------------------------------------------
           50,380  Claire's Stores Inc.                               2,337,633
--------------------------------------------------------------------------------
           19,500  CVS Corp.                                            730,470
--------------------------------------------------------------------------------
          110,060  Foschini Limited ORD                                 319,089
--------------------------------------------------------------------------------
           29,100  Lowe's Companies, Inc.                             1,696,530
--------------------------------------------------------------------------------
           11,800  O'Reilly Automotive, Inc.(1)                         513,536
--------------------------------------------------------------------------------
           29,469  RadioShack Corp.(1)                                  917,959
--------------------------------------------------------------------------------
           50,252  Rent-A-Center Inc.(1)                              1,632,687
--------------------------------------------------------------------------------
           35,697  Staples, Inc.(1)                                     969,174
--------------------------------------------------------------------------------
           13,800  Williams-Sonoma Inc.(1)                              497,352
--------------------------------------------------------------------------------
           16,600  Yankee Candle Company
                   Inc.(1)                                              490,032
--------------------------------------------------------------------------------
                                                                     15,081,581
--------------------------------------------------------------------------------
TELEPHONE -- 1.5%
--------------------------------------------------------------------------------
           50,582  AT&T Corp.                                         1,003,041
--------------------------------------------------------------------------------
           98,107  BellSouth Corp.                                    2,553,725
--------------------------------------------------------------------------------
            1,707  CenturyTel Inc.                                       55,819
--------------------------------------------------------------------------------
           13,600  Commonwealth Telephone
                   Enterprise Inc.(1)                                   511,632
--------------------------------------------------------------------------------
          290,867  Covad Communications
                   Group Inc.(1)                                      1,163,468
--------------------------------------------------------------------------------
          626,500  PT Telekomunikasi Indonesia
                   ORD                                                  453,025
--------------------------------------------------------------------------------
          189,846  SBC Communications Inc.                            4,419,615
--------------------------------------------------------------------------------
          151,267  Sprint Corp.                                       2,267,492
--------------------------------------------------------------------------------
           20,180  Tele Norte Leste
                   Participacoes SA ADR                                 285,143
--------------------------------------------------------------------------------
           66,806  Telefonica SA ORD                                    865,265
--------------------------------------------------------------------------------
          113,123  Verizon Communications                             3,707,041
--------------------------------------------------------------------------------
                                                                     17,285,266
--------------------------------------------------------------------------------
THRIFTS -- 0.3%
--------------------------------------------------------------------------------
           87,422  Washington Mutual, Inc.                            4,004,802
--------------------------------------------------------------------------------
TOBACCO -- 0.4%
--------------------------------------------------------------------------------
           86,739  Altria Group Inc.                                  4,510,428
--------------------------------------------------------------------------------
            5,605  R.J. Reynolds Tobacco
                   Holdings, Inc.                                       309,396
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------

           11,300  UST Inc.                                      $      406,687
--------------------------------------------------------------------------------
                                                                      5,226,511
--------------------------------------------------------------------------------
TRUCKING & SHIPPING & AIR FREIGHT -- 0.5%
--------------------------------------------------------------------------------
               65  AP Moller - Maersk AS ORD                            466,299
--------------------------------------------------------------------------------
            4,500  CNF Inc.                                             150,390
--------------------------------------------------------------------------------
            2,336  FedEx Corporation                                    169,827
--------------------------------------------------------------------------------
           57,800  Hanjin Shipping ORD                                  975,304
--------------------------------------------------------------------------------
          131,100  Hyundai Merchant Marine
                   ORD(1)                                               955,693
--------------------------------------------------------------------------------
          812,000  Neptune Orient Lines ORD(1)                          998,631
--------------------------------------------------------------------------------
          397,130  Seyang Shipping Co. ORD(1)                           673,409
--------------------------------------------------------------------------------
           28,336  United Parcel Service, Inc.
                   Cl B                                               2,062,012
--------------------------------------------------------------------------------
                                                                      6,451,565
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 2.3%
--------------------------------------------------------------------------------
           24,551  ALLTEL Corp.                                       1,114,861
--------------------------------------------------------------------------------
           48,330  America Movil SA de CV
                   Series L ADR                                       1,239,181
--------------------------------------------------------------------------------
          393,751  Bharti Televentures ORD(1)                           729,949
--------------------------------------------------------------------------------
            8,610  China Telecom Corp. Ltd.
                   ADR                                                  277,500
--------------------------------------------------------------------------------
           73,885  Deutsche Telekom ORD(1)                            1,227,201
--------------------------------------------------------------------------------
           50,083  France Telecom SA ORD(1)                           1,291,334
--------------------------------------------------------------------------------
              112  KDDI Corp. ORD                                       583,823
--------------------------------------------------------------------------------
           20,310  KH Vatec Co., Ltd. ORD                               849,169
--------------------------------------------------------------------------------
          631,056  mmO2 plc ORD(1)                                      817,631
--------------------------------------------------------------------------------
            7,739  Mobile Telesystems ADR                               638,468
--------------------------------------------------------------------------------
          323,450  MTN Group Limited ORD(1)                           1,317,421
--------------------------------------------------------------------------------
          185,935  Nextel Communications, Inc.(1)                     4,709,733
--------------------------------------------------------------------------------
           22,990  Nice Systems Ltd. ADR(1)                             546,013
--------------------------------------------------------------------------------
           30,900  NII Holdings Inc. Cl B(1)                          2,346,855
--------------------------------------------------------------------------------
              192  NTT DoCoMo, Inc. ORD                                 413,657
--------------------------------------------------------------------------------
           49,550  Orascom Telecom Holding
                   SAE ORD(1)                                           518,689
--------------------------------------------------------------------------------
           46,150  Partner Communications
                   ORD(1)                                               316,769
--------------------------------------------------------------------------------
          359,500  PT Indonesian Satellite Corp
                   Tbk ORD                                              486,096
--------------------------------------------------------------------------------
           15,321  Tele2 AB ORD(1)                                      782,108
--------------------------------------------------------------------------------
           41,850  Telecom Argentina SA ADR(1)                          328,523
--------------------------------------------------------------------------------
          104,110  Telkom SA Limited ORD(1)                           1,065,410
--------------------------------------------------------------------------------
       26,439,903  Uralsvyazinform ORD                                  840,789
--------------------------------------------------------------------------------
            7,800  Vimpel-Communications
                   ADR(1)                                               541,944
--------------------------------------------------------------------------------
           64,800  Vodafone Group plc ADR                             1,513,080
--------------------------------------------------------------------------------
        1,019,722  Vodafone Group plc ORD                             2,343,936
--------------------------------------------------------------------------------
          356,570  VolgaTelecom ORD                                     832,591
--------------------------------------------------------------------------------
                                                                     27,672,731
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $614,134,600)                                                 729,529,287
--------------------------------------------------------------------------------

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 0.5%

GAS & WATER UTILITIES -- 0.2%
--------------------------------------------------------------------------------
       78,786,190  Centrais Eletricas Brasileiras
                   SA ORD                                        $    1,112,526
--------------------------------------------------------------------------------
       18,405,880  Companhia de Gas de Sao
                   Paulo Cl A ORD(1)                                    932,165
--------------------------------------------------------------------------------
       37,230,075  Eletropaulo Metropolitana de
                   Sao Paulo SA ORD(1)                                  764,569
--------------------------------------------------------------------------------
                                                                      2,809,260
--------------------------------------------------------------------------------
MEDIA(2)
--------------------------------------------------------------------------------
            5,500  Cablevision Systems Corp.,
                   Series H, 11.75%, 10/1/07                            581,625
--------------------------------------------------------------------------------
MINING & METALS -- 0.1%
--------------------------------------------------------------------------------
       46,443,670  Companhia Siderurgica de
                   Tubarao ORD                                        1,250,164
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 0.1%
--------------------------------------------------------------------------------
            1,160  Porsche AG ORD                                       599,647
--------------------------------------------------------------------------------
TELEPHONE(2)
--------------------------------------------------------------------------------
        8,000,000  Sibirtelecom ORD                                     164,000
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 0.1%
--------------------------------------------------------------------------------
      389,732,090  Telemig Celular
                   Participacoes SA ORD                                 677,335
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost $4,652,665)                                                     6,082,031
--------------------------------------------------------------------------------
CORPORATE BONDS -- 10.4%

ALCOHOL -- 0.1%
--------------------------------------------------------------------------------
      $   650,000  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 8/6/03,
                   Cost $647,771)(3)                                    654,233
--------------------------------------------------------------------------------
APPAREL & TEXTILES(2)
--------------------------------------------------------------------------------
          250,000  Perry Ellis International Inc.,
                   8.875%, 9/15/13 (Acquired
                   9/15/03, Cost $250,000)(3)                           261,875
--------------------------------------------------------------------------------
BANKS -- 0.7%
--------------------------------------------------------------------------------
        2,000,000  Bank of America Corp.,
                   4.375%, 12/1/10                                    1,985,426
--------------------------------------------------------------------------------
          800,000  Bank of America Corp.,
                   4.75%, 8/15/13                                       780,113
--------------------------------------------------------------------------------
        2,200,000  Citigroup Inc., 7.25%,
                   10/1/10                                            2,553,161
--------------------------------------------------------------------------------
        1,500,000  US Bancorp, 2.75%, 3/30/06                         1,509,177
--------------------------------------------------------------------------------
          900,000  Wells Fargo & Co., 4.95%,
                   10/16/13                                             894,906
--------------------------------------------------------------------------------
                                                                      7,722,783
--------------------------------------------------------------------------------
CHEMICALS -- 0.3%
--------------------------------------------------------------------------------
        1,300,000  Crompton Corp., 8.50%,
                   3/15/05                                            1,358,500
--------------------------------------------------------------------------------
          325,000  Huntsman ICI Chemicals,
                   10.125%, 7/1/09                                      325,813
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   500,000  Huntsman International
                   Holdings LLC, 13.17%,
                   12/31/09(4)                                   $      221,250
--------------------------------------------------------------------------------
          550,000  Lyondell Chemical Co.,
                   9.50%, 12/15/08                                      561,000
--------------------------------------------------------------------------------
          595,000  United Industries Corp.,
                   9.875%, 4/1/09                                       621,775
--------------------------------------------------------------------------------
                                                                      3,088,338
--------------------------------------------------------------------------------
CLOTHING STORES(2)
--------------------------------------------------------------------------------
          500,000  Limited Brands, 6.95%,
                   3/1/33                                               542,757
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 0.4%
--------------------------------------------------------------------------------
          275,000  Associated Materials Inc.,
                   9.75%, 4/15/12                                       298,375
--------------------------------------------------------------------------------
          500,000  Atrium Companies Inc.,
                   Series B, 10.50%, 5/1/09                             533,124
--------------------------------------------------------------------------------
          125,000  Beazer Homes USA Inc.,
                   8.375%, 4/15/12                                      138,125
--------------------------------------------------------------------------------
          325,000  Integrated Electrical Services
                   Inc., 9.375%, 2/1/09                                 344,500
--------------------------------------------------------------------------------
          225,000  Integrated Electrical Services
                   Inc., 9.375%, 2/1/09                                 238,500
--------------------------------------------------------------------------------
          350,000  KB Home, 9.50%, 2/15/11                              394,625
--------------------------------------------------------------------------------
          250,000  Meritage Corporation, 9.75%,
                   6/1/11                                               279,063
--------------------------------------------------------------------------------
           75,000  Meritage Corporation, 9.75%,
                   6/1/11 (Acquired 9/18/03,
                   Cost $81,750)(3)                                      83,719
--------------------------------------------------------------------------------
          250,000  Nortek Holdings Inc., 9.25%,
                   3/15/07                                              258,750
--------------------------------------------------------------------------------
          500,000  Nortek Holdings Inc., 0.00%,
                   11/15/07 (Acquired
                   11/19/03, Cost $339,245)(3)(5)                       357,500
--------------------------------------------------------------------------------
          250,000  Schuler Homes, Inc., 10.50%,
                   7/15/11                                              287,188
--------------------------------------------------------------------------------
          275,000  Standard-Pacific Corp.,
                   9.25%, 4/15/12                                       306,625
--------------------------------------------------------------------------------
          425,000  URS Corp., 12.25%, 5/1/09                            452,625
--------------------------------------------------------------------------------
          500,000  WCI Communities Inc.,
                   10.625%, 2/15/11                                     562,499
--------------------------------------------------------------------------------
          250,000  William Lyon Homes Inc.,
                   10.75%, 4/1/13                                       281,563
--------------------------------------------------------------------------------
                                                                      4,816,781
--------------------------------------------------------------------------------
CONSUMER DURABLES -- 0.1%
--------------------------------------------------------------------------------
          325,000  Merisant Co., 9.50%,
                   7/15/13 (Acquired 6/27/03-
                   11/13/03, Cost $338,438)(3)                          334,750
--------------------------------------------------------------------------------
          475,000  Sealy Mattress Co., Series B,
                   10.875%, 12/15/07                                    495,188
--------------------------------------------------------------------------------
                                                                        829,938
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 0.2%
--------------------------------------------------------------------------------
        2,200,000  Boeing Capital Corp., VRN,
                   1.59%, 12/26/03, resets
                   quarterly off the 3-month
                   LIBOR plus 0.45% with no
                   caps                                               2,201,107
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
DIVERSIFIED -- 1.2%
--------------------------------------------------------------------------------
           32,500  iShares GS $ InvesTop
                   Corporate Bond Fund(6)                        $    3,576,950
--------------------------------------------------------------------------------
      $ 4,905,600  Lehman Brothers TRAINS(SM),
                   Series 10-2002, 6.96%,
                   1/15/12 (Acquired 5/23/02-
                   1/3/03, Cost $5,138,372)(3)                        5,498,922
--------------------------------------------------------------------------------
        1,892,000  Lehman Brothers TRAINS(SM),
                   Series L-2002, 7.75%,
                   11/15/31 (Acquired 4/14/03,
                   Cost $2,184,787)(3)                                2,223,410
--------------------------------------------------------------------------------
        2,860,000  Morgan Stanley TRACERS(SM),
                   7.70%, 3/1/32 (Acquired
                   3/15/02-8/28/02, Cost
                   $3,022,930)(3)                                     3,309,014
--------------------------------------------------------------------------------
                                                                     14,608,296
--------------------------------------------------------------------------------
DRUGS(2)
--------------------------------------------------------------------------------
          450,000  Schering-Plough Corp.,
                   5.30%, 12/1/13                                       450,275
--------------------------------------------------------------------------------
ELECTRICAL UTILITY -- 0.5%
--------------------------------------------------------------------------------
          375,000  Calpine Canada Energy
                   Finance, 8.50%, 5/1/08                               279,375
--------------------------------------------------------------------------------
          800,000  Constellation Energy Group
                   Inc., 4.55%, 6/15/15                                 738,607
--------------------------------------------------------------------------------
        1,100,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                    1,116,184
--------------------------------------------------------------------------------
          400,000  MSW Energy Holdings
                   LLC/MSW Energy Finance
                   Co. Inc., 8.50%, 9/1/10
                   (Acquired 6/11/03, Cost
                   $414,000)(3)                                         433,000
--------------------------------------------------------------------------------
          950,000  Progress Energy Inc., 7.10%,
                   3/1/11                                             1,071,008
--------------------------------------------------------------------------------
          750,000  Tampa Electric Co., 6.375%,
                   8/15/12                                              805,814
--------------------------------------------------------------------------------
        1,000,000  Virginia Electric and Power
                   Co., 5.75%, 3/31/06                                1,067,462
--------------------------------------------------------------------------------
                                                                      5,511,450
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 0.3%
--------------------------------------------------------------------------------
          325,000  BRL Universal Equipment,
                   8.875%, 2/15/08                                      351,000
--------------------------------------------------------------------------------
          450,000  Forest Oil Corp., 7.75%,
                   5/1/14                                               472,500
--------------------------------------------------------------------------------
          350,000  Magnum Hunter Resources
                   Inc., 9.60%, 3/15/12                                 393,750
--------------------------------------------------------------------------------
          102,000  Nuevo Energy Co., 9.50%,
                   6/1/08                                               107,355
--------------------------------------------------------------------------------
        1,000,000  Occidental Petroleum Corp.,
                   4.25%, 3/15/10                                       998,127
--------------------------------------------------------------------------------
          275,000  Range Resources Corp.,
                   7.375%, 7/15/13                                      276,375
--------------------------------------------------------------------------------
          550,000  XTO Energy Inc., 6.25%,
                   4/15/13                                              583,000
--------------------------------------------------------------------------------
                                                                      3,182,107
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ENTERTAINMENT -- 0.1%
--------------------------------------------------------------------------------
      $   325,000  Resorts International Hotel
                   and Casino Inc., 11.50%,
                   3/15/09                                       $      346,937
--------------------------------------------------------------------------------
          275,000  Six Flags Inc., 8.875%,
                   2/1/10                                               270,188
--------------------------------------------------------------------------------
          300,000  Six Flags Inc., 9.75%,
                   4/15/13                                              305,625
--------------------------------------------------------------------------------
                                                                        922,750
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.2%
--------------------------------------------------------------------------------
          300,000  Allied Waste North America,
                   Inc., Series B, 7.625%,
                   1/1/06                                               315,000
--------------------------------------------------------------------------------
          350,000  Allied Waste North America,
                   Inc., Series B, 10.00%,
                   8/1/09                                               379,750
--------------------------------------------------------------------------------
          325,000  Casella Waste Systems Inc.,
                   9.75%, 2/1/13                                        365,625
--------------------------------------------------------------------------------
          500,000  Newpark Resources, 8.625%,
                   12/15/07                                             517,500
--------------------------------------------------------------------------------
        1,000,000  Waste Management Inc.,
                   7.00%, 10/15/06                                    1,098,694
--------------------------------------------------------------------------------
                                                                      2,676,569
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 1.4%
--------------------------------------------------------------------------------
        1,450,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03, Cost
                   $1,447,158)(3)                                     1,476,652
--------------------------------------------------------------------------------
        1,000,000  American General Finance
                   Corp., Series H, 4.50%,
                   11/15/07                                           1,036,012
--------------------------------------------------------------------------------
        2,500,000  American Honda Finance
                   Corp., VRN, 1.53%, 2/17/04,
                   resets quarterly off the
                   3-month LIBOR plus 0.35%
                   with no caps (Acquired
                   10/30/03, Cost $2,509,650)(3)                      2,511,633
--------------------------------------------------------------------------------
        1,900,000  Ford Motor Credit Co.,
                   6.875%, 2/1/06                                     2,000,759
--------------------------------------------------------------------------------
          450,000  Ford Motor Credit Co.,
                   5.625%, 10/1/08                                      449,305
--------------------------------------------------------------------------------
          900,000  Ford Motor Credit Co.,
                   5.80%, 1/12/09                                       901,160
--------------------------------------------------------------------------------
          850,000  Ford Motor Credit Co.,
                   7.00%, 10/1/13                                       863,422
--------------------------------------------------------------------------------
          700,000  Ford Motor Credit Co., VRN,
                   1.59%, 12/31/03, resets
                   quarterly off the 3-month
                   LIBOR plus 0.45% with
                   no caps                                              690,974
--------------------------------------------------------------------------------
        1,800,000  Ford Motor Credit Co, VRN,
                   1.35%, 1/28/04, resets
                   quarterly off the 3-month
                   LIBOR plus 0.19% with
                   no caps                                            1,776,469
--------------------------------------------------------------------------------
          740,000  General Electric Capital
                   Corp., 4.25%, 12/1/10                                730,528
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,400,000  General Electric Co., 5.00%,
                   2/1/13                                        $    1,407,676
--------------------------------------------------------------------------------
        1,200,000  General Motors Acceptance
                   Corp., VRN, 3.14%, 12/3/03,
                   resets quarterly off the
                   3-month LIBOR plus 2.00%
                   with no caps                                       1,214,496
--------------------------------------------------------------------------------
                                                                     15,059,086
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 0.2%
--------------------------------------------------------------------------------
        1,250,000  Cadbury Schweppes US
                   Finance LLC, 5.125%,
                   10/1/13 (Acquired 9/22/03-
                   10/8/03, Cost $1,243,130)(3)                       1,241,335
--------------------------------------------------------------------------------
        1,300,000  Diageo Capital plc, 3.375%,
                   3/20/08                                            1,285,261
--------------------------------------------------------------------------------
                                                                      2,526,596
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.1%
--------------------------------------------------------------------------------
          700,000  Abitibi-Consolidated Finance
                   L.P., 7.875%, 8/1/09                                 736,113
--------------------------------------------------------------------------------
          275,000  Ainsworth Lumber Co. Ltd.,
                   12.50%, 7/15/07                                      320,375
--------------------------------------------------------------------------------
          350,000  Tembec Industries Inc.,
                   7.75%, 3/15/12                                       329,875
--------------------------------------------------------------------------------
                                                                      1,386,363
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 0.2%
--------------------------------------------------------------------------------
          350,000  CenterPoint Energy
                   Resources Corp., 6.50%,
                   2/1/08                                               373,873
--------------------------------------------------------------------------------
          300,000  El Paso Corp., 7.875%,
                   6/15/12                                              265,500
--------------------------------------------------------------------------------
          450,000  El Paso Corp., 7.75%,
                   1/15/32                                              355,500
--------------------------------------------------------------------------------
          700,000  Sempra Energy, 6.00%,
                   2/1/13                                               742,177
--------------------------------------------------------------------------------
          200,000  Williams Cos Inc., 8.125%,
                   3/15/12                                              217,000
--------------------------------------------------------------------------------
          250,000  Williams Cos Inc., 7.875%,
                   9/1/21                                               251,250
--------------------------------------------------------------------------------
                                                                      2,205,300
--------------------------------------------------------------------------------
GROCERY STORES -- 0.2%
--------------------------------------------------------------------------------
          800,000  Delhaize America Inc.,
                   7.375%, 4/15/06                                      866,000
--------------------------------------------------------------------------------
        1,100,000  Safeway Inc., 6.15%, 3/1/06                        1,174,985
--------------------------------------------------------------------------------
          175,000  Stater Brothers Holdings,
                   10.75%, 8/15/06                                      185,063
--------------------------------------------------------------------------------
                                                                      2,226,048
--------------------------------------------------------------------------------
HOME PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
        1,000,000  Dial Corp., 7.00%, 8/15/06                         1,089,237
--------------------------------------------------------------------------------
          275,000  Sealy Mattress Co., 9.875%,
                   12/15/07                                             285,313
--------------------------------------------------------------------------------
                                                                      1,374,550
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
HOTELS -- 0.2%
--------------------------------------------------------------------------------
      $   275,000  Aztar Corp., 8.875%,
                   5/15/07                                       $      288,406
--------------------------------------------------------------------------------
          700,000  MGM Mirage Inc., 6.75%,
                   2/1/08                                               743,750
--------------------------------------------------------------------------------
        1,300,000  MGM Mirage Inc., 6.00%,
                   10/1/09                                            1,324,376
--------------------------------------------------------------------------------
          275,000  Starwood Hotels & Resorts
                   Worldwide Inc., 7.875%,
                   5/1/12                                               306,281
--------------------------------------------------------------------------------
                                                                      2,662,813
--------------------------------------------------------------------------------
INDUSTRIAL SERVICES -- 0.1%
--------------------------------------------------------------------------------
          500,000  Graham Packaging Co.,
                   Series B, 10.75%, 1/15/09                            518,750
--------------------------------------------------------------------------------
          400,000  United Rentals Inc., 9.25%,
                   1/15/09                                              421,000
--------------------------------------------------------------------------------
                                                                        939,750
--------------------------------------------------------------------------------
INFORMATION SERVICES -- 0.1%
--------------------------------------------------------------------------------
          500,000  Pacifica Papers Inc., 10.00%,
                   3/15/09                                              531,250
--------------------------------------------------------------------------------
          900,000  Quebecor World Inc., 6.125%,
                   11/15/13 (Acquired
                   10/29/03, Cost $893,259)(3)                          901,441
--------------------------------------------------------------------------------
                                                                      1,432,691
--------------------------------------------------------------------------------
LEISURE -- 0.2%
--------------------------------------------------------------------------------
          250,000  Bally Total Fitness Holding
                   Corp., 10.50%, 7/15/11
                   (Acquired 6/26/03, Cost
                   $250,000)(3)                                         250,625
--------------------------------------------------------------------------------
          250,000  Hollywood Casino Shreveport
                   Corp., 13.00%, 8/1/06                                168,750
--------------------------------------------------------------------------------
          275,000  Isle of Capri Casinos, 8.75%,
                   4/15/09                                              290,813
--------------------------------------------------------------------------------
          364,000  Mandalay Resort Group,
                   9.375%, 2/15/10                                      420,420
--------------------------------------------------------------------------------
          475,000  Park Place Entertainment
                   Corp., 9.375%, 2/15/07                               531,999
--------------------------------------------------------------------------------
          125,000  Penn National Gaming Inc.,
                   11.125%, 3/1/08                                      141,250
--------------------------------------------------------------------------------
          325,000  Penn National Gaming Inc.,
                   8.875%, 3/15/10                                      352,625
--------------------------------------------------------------------------------
          275,000  Poster Financial Group Inc.,
                   8.75%, 12/1/11 (Acquired
                   11/18/03, Cost $279,125)(3)(7)                       282,906
--------------------------------------------------------------------------------
          275,000  Venetian Casino Resort LLC,
                   11.00%, 6/15/10                                      319,688
--------------------------------------------------------------------------------
                                                                      2,759,076
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 0.1%
--------------------------------------------------------------------------------
        1,100,000  Monumental Global Funding
                   II, 3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $1,099,978)(3)                        1,104,293
--------------------------------------------------------------------------------
MEDIA -- 0.9%
--------------------------------------------------------------------------------
          425,000  Charter Communications
                   Holdings LLC, 0.00%,
                   4/1/04(5)                                            329,375
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   450,000  Charter Communications
                   Holdings LLC, 10.75%,
                   10/1/09                                       $      387,000
--------------------------------------------------------------------------------
        1,100,000  Comcast Cable
                   Communications, 8.375%,
                   5/1/07                                             1,265,455
--------------------------------------------------------------------------------
          500,000  Comcast Corp., 5.50%,
                   3/15/11                                              516,852
--------------------------------------------------------------------------------
        1,400,000  Continental Cablevision,
                   8.30%, 5/15/06                                     1,563,765
--------------------------------------------------------------------------------
          700,000  COX Communications Inc.,
                   6.75%, 3/15/11                                       783,696
--------------------------------------------------------------------------------
          400,000  CSC Holdings Inc., 7.875%,
                   12/15/07                                             412,000
--------------------------------------------------------------------------------
          275,000  Dex Media Inc., 0.00%,
                   11/15/08 (Acquired 11/6/03,
                   Cost $179,781)(3)(5)                                 185,625
--------------------------------------------------------------------------------
          275,000  Echostar DBS Corp., 9.375%,
                   2/1/09                                               291,500
--------------------------------------------------------------------------------
          175,000  Garden State Newspapers
                   Inc., 8.625%, 7/1/11                                 185,500
--------------------------------------------------------------------------------
          500,000  Imax Corp., 7.875%, 12/1/05                          511,250
--------------------------------------------------------------------------------
          400,000  Imax Corp., 9.625%, 12/1/10
                   (Acquired 11/19/03, Cost
                   $401,875)(3)(7)                                      416,000
--------------------------------------------------------------------------------
        1,500,000  Liberty Media Corp., VRN,
                   2.64%, 12/15/03, resets
                   quarterly off the 3-month
                   LIBOR plus 1.50% with
                   no caps                                            1,516,977
--------------------------------------------------------------------------------
          300,000  Mediacom LLC, 8.50%,
                   4/15/08                                              297,000
--------------------------------------------------------------------------------
          275,000  Mediacom LLC, 9.50%,
                   1/15/13                                              274,313
--------------------------------------------------------------------------------
          500,000  News America Holdings,
                   7.75%, 1/20/24                                       581,203
--------------------------------------------------------------------------------
          200,000  Shaw Communications Inc.,
                   8.25%, 4/11/10                                       225,000
--------------------------------------------------------------------------------
        1,200,000  Walt Disney Company, 5.50%,
                   12/29/06                                           1,276,280
--------------------------------------------------------------------------------
                                                                     11,018,791
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
        1,000,000  Beckman Coulter Inc., 7.45%,
                   3/4/08                                             1,130,058
--------------------------------------------------------------------------------
          325,000  Sybron Dental Specialties
                   Inc., 8.125%, 6/15/12                                353,438
--------------------------------------------------------------------------------
                                                                      1,483,496
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 0.1%
--------------------------------------------------------------------------------
          400,000  Genesis HealthCare Corp.,
                   8.00%, 10/15/13 (Acquired
                   10/30/03, Cost $408,500)(3)                          409,000
--------------------------------------------------------------------------------
          325,000  Universal Hospital Services
                   Inc., 10.125%, 11/1/11
                   (Acquired 10/9/03, Cost
                   $335,563)(3)                                         338,000
--------------------------------------------------------------------------------
                                                                        747,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MINING & METALS -- 0.1%
--------------------------------------------------------------------------------
      $   850,000  Ball Corp., 7.75%, 8/1/06                     $      924,375
--------------------------------------------------------------------------------
          350,000  IPSCO Inc., 8.75%, 6/1/13
                   (Acquired 6/13/03-7/1/03,
                   Cost $360,938)(3)                                    379,750
--------------------------------------------------------------------------------
          200,000  Massey Energy Co., 6.625%,
                   11/15/10 (Acquired 11/5/03,
                   Cost $200,000)(3)                                    203,000
--------------------------------------------------------------------------------
                                                                      1,507,125
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 0.3%
--------------------------------------------------------------------------------
          450,000  Asbury Automotive Group
                   Inc., 9.00%, 6/15/12                                 475,875
--------------------------------------------------------------------------------
          275,000  Dana Corp., 9.00%, 8/15/11                           313,500
--------------------------------------------------------------------------------
        2,200,000  General Motors Corporation,
                   7.20%, 1/15/11                                     2,328,418
--------------------------------------------------------------------------------
          275,000  TRW Automotive Inc.,
                   9.375%, 2/15/13 (Acquired
                   2/6/03, Cost $275,000)(3)                            312,125
--------------------------------------------------------------------------------
          275,000  United Auto Group, Inc.,
                   9.625%, 3/15/12                                      306,625
--------------------------------------------------------------------------------
                                                                      3,736,543
--------------------------------------------------------------------------------
MULTI-INDUSTRY -- 0.1%
--------------------------------------------------------------------------------
        1,000,000  Hutchison Whampoa
                   International Ltd., 5.45%,
                   11/24/10 (Acquired
                   11/19/03, Cost $997,410)(3)                          999,983
--------------------------------------------------------------------------------
          425,000  Key Components, Inc.,
                   10.50%, 6/1/08                                       428,188
--------------------------------------------------------------------------------
                                                                      1,428,171
--------------------------------------------------------------------------------
OIL REFINING -- 0.1%
--------------------------------------------------------------------------------
        1,000,000  Kinder Morgan Energy
                   Partners L.P., 5.00%,
                   12/15/13                                             983,301
--------------------------------------------------------------------------------
OIL SERVICES -- 0.1%
--------------------------------------------------------------------------------
          950,000  Pemex Project Funding
                   Master Trust, 7.375%,
                   12/15/14                                           1,002,250
--------------------------------------------------------------------------------
          202,000  Pride International Inc.,
                   9.375%, 5/1/07                                       208,565
--------------------------------------------------------------------------------
                                                                      1,210,815
--------------------------------------------------------------------------------
PROPERTY AND CASUALTY INSURANCE -- 0.1%
--------------------------------------------------------------------------------
          850,000  American International
                   Group, 4.25%, 5/15/13
                   (Acquired 5/8/03, Cost
                   $845,759)(3)                                         804,055
--------------------------------------------------------------------------------
PUBLISHING(2)
--------------------------------------------------------------------------------
          275,000  Cadmus Communications
                   Corp., 9.75%, 6/1/09                                 294,938
--------------------------------------------------------------------------------
          275,000  Hollinger International
                   Publishing, 9.00%, 12/15/10                          292,875
--------------------------------------------------------------------------------
                                                                        587,813
--------------------------------------------------------------------------------
RESTAURANTS -- 0.1%
--------------------------------------------------------------------------------
          475,000  Friendly Ice Cream, 10.50%,
                   12/1/07                                              494,594
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,000,000  Yum! Brands Inc., 8.875%,
                   4/15/11                                       $    1,210,000
--------------------------------------------------------------------------------
                                                                      1,704,594
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 0.5%
--------------------------------------------------------------------------------
          900,000  Credit Suisse First Boston
                   USA Inc., VRN, 1.42%,
                   12/19/03, resets quarterly
                   off the 3-month LIBOR plus
                   0.28% with no caps                                   902,032
--------------------------------------------------------------------------------
        1,000,000  Credit Suisse First Boston
                   USA Inc., 5.75%, 4/15/07                           1,078,753
--------------------------------------------------------------------------------
        1,000,000  Goldman Sachs Group Inc.,
                   5.25%, 10/15/13                                    1,002,933
--------------------------------------------------------------------------------
        1,100,000  Merrill Lynch & Co., Inc.,
                   2.07%, 6/12/06                                     1,085,058
--------------------------------------------------------------------------------
        1,000,000  Merrill Lynch & Co., Inc.,
                   3.70%, 4/21/08                                     1,000,425
--------------------------------------------------------------------------------
        1,100,000  Morgan Stanley, 4.25%,
                   5/15/10                                            1,087,133
--------------------------------------------------------------------------------
                                                                      6,156,334
--------------------------------------------------------------------------------
SPECIALTY STORES -- 0.1%
--------------------------------------------------------------------------------
          500,000  Autonation, Inc., 9.00%,
                   8/1/08                                               571,250
--------------------------------------------------------------------------------
          400,000  Tuesday Morning Corp.,
                   Series B, 11.00%, 12/15/07                           417,500
--------------------------------------------------------------------------------
                                                                        988,750
--------------------------------------------------------------------------------
TELEPHONE -- 0.4%
--------------------------------------------------------------------------------
          275,000  ACC Escrow Corp., 10.00%,
                   8/1/11 (Acquired 7/29/03,
                   Cost $280,500)(3)                                    302,500
--------------------------------------------------------------------------------
           15,000  AT&T Corp., 6.00%, 3/15/09                            15,956
--------------------------------------------------------------------------------
          700,000  British Telecommunications
                   plc, 7.00%, 5/23/07                                  778,794
--------------------------------------------------------------------------------
          149,000  Comcast Cable
                   Communications Holdings
                   Inc., 8.375%, 3/15/13                                181,109
--------------------------------------------------------------------------------
          250,000  Qwest Capital Funding Inc.,
                   7.90%, 8/15/10                                       242,500
--------------------------------------------------------------------------------
          325,000  Qwest Capital Funding Inc.,
                   7.75%, 2/15/31                                       287,625
--------------------------------------------------------------------------------
          250,000  Qwest Services Corp.,
                   13.50%, 12/15/10 (Acquired
                   7/24/03, Cost $280,000)(3)                           295,313
--------------------------------------------------------------------------------
          350,000  Sprint Capital Corp., 6.875%,
                   11/15/28                                             330,831
--------------------------------------------------------------------------------
          900,000  Verizon New England Inc.,
                   4.75%, 10/1/13                                       866,265
--------------------------------------------------------------------------------
        1,000,000  Verizon Pennsylvania Inc.,
                   Series A, 5.65%, 11/15/11                          1,044,046
--------------------------------------------------------------------------------
                                                                      4,344,939
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 0.4%
--------------------------------------------------------------------------------
          450,000  AT&T Wireless Services Inc.,
                   7.875%, 3/1/11                                       508,166
--------------------------------------------------------------------------------
          800,000  Deutsche Telekom
                   International Finance BV,
                   8.50%, 6/15/10                                       959,784
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   275,000  Dobson Communications
                   Corp., 8.875%, 10/1/13
                   (Acquired 9/12/03, Cost
                   $275,000)(3)                                  $      278,094
--------------------------------------------------------------------------------
          350,000  Nextel Partners Inc., 11.00%,
                   3/15/10                                              386,750
--------------------------------------------------------------------------------
        1,400,000  Telecom Italia Capital, 5.25%,
                   11/15/13 (Acquired
                   10/22/03, Cost $1,396,388)(3)                      1,395,493
--------------------------------------------------------------------------------
          900,000  Vodafone Group plc, 5.00%,
                   12/16/13                                             887,979
--------------------------------------------------------------------------------
                                                                      4,416,266
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $118,438,405)                                                 122,263,818
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 6.2%

        1,600,000  U.S. Treasury Bonds, 8.875%,
                   8/15/17                                            2,252,251
--------------------------------------------------------------------------------
        2,550,000  U.S. Treasury Bonds, 5.50%,
                   8/15/28                                            2,638,057
--------------------------------------------------------------------------------
        3,250,000  U.S. Treasury Bonds, 5.375%,
                   2/15/31                                            3,368,323
--------------------------------------------------------------------------------
        9,100,000  U.S. Treasury Notes, 2.125%,
                   8/31/04                                            9,163,281
--------------------------------------------------------------------------------
        2,800,000  U.S. Treasury Notes, 1.75%,
                   12/31/04                                           2,809,736
--------------------------------------------------------------------------------
        6,500,000  U.S. Treasury Notes, 2.00%,
                   5/15/06                                            6,463,444
--------------------------------------------------------------------------------
        3,800,000  U.S. Treasury Notes, 2.375%,
                   8/15/06                                            3,798,370
--------------------------------------------------------------------------------
       14,800,000  U.S. Treasury Notes, 3.00%,
                   2/15/08                                           14,759,536
--------------------------------------------------------------------------------
       14,450,000  U.S. Treasury Notes, 3.375%,
                   11/15/08                                          14,469,204
--------------------------------------------------------------------------------
       13,100,000  U.S. Treasury Notes, 4.25%,
                   8/15/13                                           13,051,910
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $73,205,846)                                                   72,774,112
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(8) -- 5.6%

           21,697  FHLMC, 6.50%, 12/1/12                                 22,867
--------------------------------------------------------------------------------
          181,278  FHLMC, 7.00%, 6/1/14                                 192,553
--------------------------------------------------------------------------------
          852,954  FHLMC, 6.50%, 6/1/16                                 898,058
--------------------------------------------------------------------------------
          669,677  FHLMC, 6.50%, 6/1/16                                 705,089
--------------------------------------------------------------------------------
            7,831  FHLMC, 8.00%, 6/1/26                                   8,500
--------------------------------------------------------------------------------
            6,915  FHLMC, 8.00%, 6/1/26                                   7,506
--------------------------------------------------------------------------------
           26,855  FHLMC, 8.00%, 6/1/26                                  29,150
--------------------------------------------------------------------------------
           12,172  FHLMC, 8.00%, 7/1/26                                  13,212
--------------------------------------------------------------------------------
           40,195  FHLMC, 7.00%, 8/1/29                                  42,423
--------------------------------------------------------------------------------
          285,548  FHLMC, 7.50%, 8/1/29                                 305,483
--------------------------------------------------------------------------------
          304,098  FHLMC, 8.00%, 7/1/30                                 327,738
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   926,031  FHLMC, 6.50%, 6/1/31                          $      966,595
--------------------------------------------------------------------------------
        5,480,000  FNMA, 5.50%, settlement
                   date 12/11/03(7)                                   5,515,960
--------------------------------------------------------------------------------
          160,308  FNMA, 6.50%, 3/1/12                                  169,383
--------------------------------------------------------------------------------
            4,293  FNMA, 6.50%, 4/1/12                                    4,536
--------------------------------------------------------------------------------
           95,685  FNMA, 6.50%, 4/1/12                                  101,102
--------------------------------------------------------------------------------
          122,530  FNMA, 6.50%, 4/1/12                                  129,467
--------------------------------------------------------------------------------
           23,327  FNMA, 6.50%, 4/1/12                                   24,648
--------------------------------------------------------------------------------
          222,801  FNMA, 6.00%, 12/1/13                                 233,278
--------------------------------------------------------------------------------
          576,619  FNMA, 6.00%, 4/1/14                                  603,733
--------------------------------------------------------------------------------
          281,088  FNMA, 7.50%, 6/1/15                                  300,547
--------------------------------------------------------------------------------
           19,678  FNMA, 7.00%, 5/1/26                                   20,820
--------------------------------------------------------------------------------
           34,386  FNMA, 7.00%, 6/1/26                                   36,381
--------------------------------------------------------------------------------
           58,042  FNMA, 7.50%, 3/1/27                                   62,071
--------------------------------------------------------------------------------
          193,047  FNMA, 6.50%, 4/1/29                                  201,471
--------------------------------------------------------------------------------
          273,777  FNMA, 6.50%, 6/1/29                                  285,724
--------------------------------------------------------------------------------
          170,769  FNMA, 6.50%, 6/1/29                                  178,221
--------------------------------------------------------------------------------
          124,471  FNMA, 7.00%, 7/1/29                                  131,532
--------------------------------------------------------------------------------
          137,404  FNMA, 7.00%, 7/1/29                                  145,123
--------------------------------------------------------------------------------
          434,843  FNMA, 6.50%, 8/1/29                                  453,819
--------------------------------------------------------------------------------
          353,656  FNMA, 7.00%, 3/1/30                                  373,522
--------------------------------------------------------------------------------
          130,313  FNMA, 8.00%, 7/1/30                                  140,841
--------------------------------------------------------------------------------
          212,820  FNMA, 7.50%, 9/1/30                                  227,142
--------------------------------------------------------------------------------
        1,062,865  FNMA, 6.50%, 9/1/31                                1,108,935
--------------------------------------------------------------------------------
        1,328,980  FNMA, 7.00%, 9/1/31                                1,402,757
--------------------------------------------------------------------------------
          510,630  FNMA, 6.50%, 1/1/32                                  532,652
--------------------------------------------------------------------------------
        3,153,884  FNMA, 7.00%, 6/1/32                                3,330,820
--------------------------------------------------------------------------------
       28,149,500  FNMA, 6.00%, 9/25/32                              28,818,052
--------------------------------------------------------------------------------
        3,204,686  FNMA, 6.50%, 10/1/32                               3,342,798
--------------------------------------------------------------------------------
        2,272,142  FNMA, 5.50%, 6/1/33                                2,288,447
--------------------------------------------------------------------------------
        7,408,820  FNMA, 5.50%, 8/1/33                                7,461,986
--------------------------------------------------------------------------------
           26,934  GNMA, 8.75%, 3/15/25                                  29,719
--------------------------------------------------------------------------------
           15,742  GNMA, 9.00%, 4/20/25                                  17,365
--------------------------------------------------------------------------------
           23,045  GNMA, 7.50%, 10/15/25                                 24,812
--------------------------------------------------------------------------------
           16,211  GNMA, 7.50%, 11/15/25                                 17,454
--------------------------------------------------------------------------------
           10,415  GNMA, 6.00%, 4/15/26                                  10,813
--------------------------------------------------------------------------------
           11,497  GNMA, 6.00%, 4/15/26                                  11,937
--------------------------------------------------------------------------------
           43,151  GNMA, 7.50%, 6/15/26                                  46,401
--------------------------------------------------------------------------------
           18,405  GNMA, 7.50%, 11/15/27                                 19,749
--------------------------------------------------------------------------------
          334,109  GNMA, 7.00%, 12/15/27                                355,936
--------------------------------------------------------------------------------
          227,561  GNMA, 7.50%, 12/15/27                                244,175
--------------------------------------------------------------------------------
           96,384  GNMA, 6.50%, 1/15/28                                 101,465
--------------------------------------------------------------------------------
          202,882  GNMA, 6.50%, 3/15/28                                 213,577
--------------------------------------------------------------------------------
          117,663  GNMA, 6.00%, 5/15/28                                 122,006
--------------------------------------------------------------------------------
          201,809  GNMA, 6.00%, 5/15/28                                 209,259
--------------------------------------------------------------------------------
           47,213  GNMA, 6.50%, 5/15/28                                  49,702
--------------------------------------------------------------------------------
            9,528  GNMA, 6.50%, 5/15/28                                  10,030
--------------------------------------------------------------------------------
           10,214  GNMA, 6.50%, 5/15/28                                  10,752
--------------------------------------------------------------------------------
          177,406  GNMA, 6.00%, 7/15/28                                 183,954
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   254,185  GNMA, 6.00%, 8/15/28                          $      263,568
--------------------------------------------------------------------------------
          729,151  GNMA, 7.00%, 5/15/31                                 775,816
--------------------------------------------------------------------------------
        2,373,076  GNMA, 5.50%, 11/15/32                              2,401,460
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $65,496,267)                                                   66,264,892
--------------------------------------------------------------------------------
COMMERCIAL PAPER(9) -- 4.3%

        1,469,000  Amstel Funding Corp.,
                   1.06%, 12/15/03                                    1,468,243
--------------------------------------------------------------------------------
        1,295,000  Amstel Funding Corp.,
                   1.08%, 12/22/03                                    1,294,059
--------------------------------------------------------------------------------
        3,000,000  Archer-Daniels-Midland Co.,
                   1.11%, 3/8/04                                      2,990,463
--------------------------------------------------------------------------------
        3,000,000  Crown Point Capital Co.,
                   1.09%, 1/7/04                                      2,996,301
--------------------------------------------------------------------------------
        3,400,000  Falcon Asset Securitization
                   Corp., 1.09%, 1/12/04
                   (Acquired 11/21/03, Cost
                   $3,394,647)(3)                                     3,395,284
--------------------------------------------------------------------------------
        3,500,000  General Electric Capital
                   Corp., 1.09%, 1/15/04                              3,494,820
--------------------------------------------------------------------------------
        3,000,000  Govco Incorporated, 1.10%,
                   1/20/04                                            2,995,098
--------------------------------------------------------------------------------
        3,000,000  ING (US) Funding LLC,
                   1.09%, 2/5/04                                      2,993,589
--------------------------------------------------------------------------------
        3,000,000  Lexington Parker Capital,
                   1.11%, 2/3/04                                      2,993,781
--------------------------------------------------------------------------------
        3,100,000  Lloyds TSB Bank plc, 1.08%,
                   3/9/04                                             3,090,046
--------------------------------------------------------------------------------
        3,000,000  Nestle Capital Corp., 1.10%,
                   5/19/04                                            2,982,888
--------------------------------------------------------------------------------
        2,500,000  Network Rail CP Finance plc,
                   1.05%, 1/5/04                                      2,497,070
--------------------------------------------------------------------------------
        3,000,000  Newcastle Certificates,
                   1.11%, 1/16/04                                     2,995,467
--------------------------------------------------------------------------------
        3,000,000  Old Line Funding Corp.,
                   1.09%, 1/7/04                                      2,996,301
--------------------------------------------------------------------------------
        3,500,000  Prefco, 1.09%, 1/9/04
                   (Acquired 11/18/03, Cost
                   $3,494,489)(3)                                     3,495,467
--------------------------------------------------------------------------------
        3,000,000  Rabobank USA Financial
                   Corp., 1.06%, 1/20/04                              2,995,098
--------------------------------------------------------------------------------
        3,000,000  Receivables Capital Co. LLC,
                   1.08%, 1/12/04                                     2,995,839
--------------------------------------------------------------------------------
        2,500,000  Spintab-Swedmortgage AB,
                   1.08%, 12/1/03                                     2,499,778
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost $51,177,273)                                                   51,169,592
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 1.5%

        1,000,000  FHLB, 5.25%, 2/13/04                               1,008,197
--------------------------------------------------------------------------------
        1,250,000  FHLB, 1.34%, 4/5/04                                1,243,944
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,595,000  FHLB, 1.25%, 4/28/04                          $    2,597,151
--------------------------------------------------------------------------------
        2,000,000  FHLB, 1.875%, 6/15/06                              1,968,234
--------------------------------------------------------------------------------
        4,900,000  FHLMC, 2.125%, 11/15/05                            4,896,536
--------------------------------------------------------------------------------
        1,600,000  FHLMC, 4.50%, 7/15/13                              1,570,294
--------------------------------------------------------------------------------
        1,000,000  FNMA, 3.50%, 9/15/04                               1,016,875
--------------------------------------------------------------------------------
        2,200,000  FNMA, 6.625%, 10/15/07                             2,469,951
--------------------------------------------------------------------------------
          500,000  FNMA, 3.25%, 8/15/08                                 493,244
--------------------------------------------------------------------------------
          800,000  FNMA, 6.625%, 11/15/10                               913,659
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $18,175,949)                                                   18,178,085
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(8) -- 1.5%

          312,778  AmeriCredit Automobile
                   Receivables Trust, Series
                   1999 D, Class A3 SEQ,
                   7.02%, 12/12/05                                      313,312
--------------------------------------------------------------------------------
        2,150,000  Ameriquest Mortgage
                   Securities Inc., Series
                   2003-5, Class A3 SEQ,
                   3.03%, 7/25/33                                     2,138,855
--------------------------------------------------------------------------------
        1,700,000  Ameriquest Mortgage
                   Securities Inc., Series
                   2003-8, Class AF2 SEQ,
                   3.02%, 10/25/33                                    1,678,602
--------------------------------------------------------------------------------
          258,057  AQ Finance Non-Improvement
                   Trust, Series 2003 N11A,
                   7.14%, 11/25/33                                      258,568
--------------------------------------------------------------------------------
        1,950,000  Argent Securities Inc.,
                   Series 2003 W3, Class AF3
                   SEQ, 3.99%, 9/25/30                                1,986,525
--------------------------------------------------------------------------------
          290,678  Asset Backed Funding Corp.
                   Non-Improvement Trust,
                   Series 2003-1, Class N1,
                   6.90%, 7/26/33                                       291,187
--------------------------------------------------------------------------------
          665,980  Bayview Financial
                   Acquisition Trust, Series
                   1998 B, Class M1, VRN,
                   2.52%, 12/25/03, resets
                   monthly off the 1-month
                   LIBOR plus 1.40% with a
                   cap of 13.00% (Acquired
                   6/13/03, Cost $668,635)(3)                           660,915
--------------------------------------------------------------------------------
           64,634  Bayview Financial
                   Acquisition Trust, Series
                   2002 DA, Class M1, VRN,
                   1.97%, 12/25/03, resets
                   monthly off the 1-month
                   LIBOR plus 0.85% with no
                   caps (Acquired 9/19/03,
                   Cost $64,789)(3)                                      64,715
--------------------------------------------------------------------------------
          750,000  Chase Funding Mortgage
                   Loan, Series 2001-1, Class
                   2M2, VRN, 2.05%, 12/25/03,
                   resets monthly off the
                   1-month LIBOR plus 0.93%
                   with no caps                                         751,964
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   800,000  Ford Credit Auto Owner Trust,
                   Series 2002 A, Class B,
                   4.79%, 11/15/06                               $      825,258
--------------------------------------------------------------------------------
        1,100,887  Household Mortgage Loan
                   Trust, Series 2002 HC1,
                   Class M, VRN, 1.77%,
                   12/20/03, resets monthly
                   off the 1-month LIBOR plus
                   0.65% with no caps                                 1,104,416
--------------------------------------------------------------------------------
        1,400,000  Long Beach Mortgage Loan
                   Trust, Series 2001-2,
                   Class M2, VRN, 2.07%,
                   12/25/03, resets monthly
                   off the 1-month LIBOR plus
                   0.95% with no caps                                 1,380,152
--------------------------------------------------------------------------------
          277,173  Morgan Stanley ABS Capital I,
                   Series 2003 NC9N, Class X
                   and P, 7.60%, 7/25/33
                   (Acquired 10/29/03, Cost
                   $277,174)(3)                                         277,173
--------------------------------------------------------------------------------
        1,200,000  Peco Energy Transition Trust,
                   Series 1999 A, Class A6 SEQ,
                   6.05%, 3/1/09                                      1,297,932
--------------------------------------------------------------------------------
        1,800,000  Residential Asset Mortgage
                   Products Inc., Series 2003
                   RZ4, Class A4 SEQ, 4.04%,
                   12/25/30                                           1,782,859
--------------------------------------------------------------------------------
          750,000  Residential Asset Mortgage
                   Products, Inc., VRN, 1.67%,
                   12/25/03, resets monthly
                   off the 1-month LIBOR plus
                   0.55% with a cap of 14.00%                           752,032
--------------------------------------------------------------------------------
          899,560  Residential Funding
                   Mortgage Securities II,
                   Series 2002 HS2, Class A4
                   SEQ, 5.24%, 3/25/17                                  900,345
--------------------------------------------------------------------------------
        1,352,350  Saxon Asset Securities Trust,
                   Series 2003-3, Class AF3,
                   3.60%, 12/25/33                                    1,357,722
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $17,794,230)                                                   17,822,532
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(8) -- 1.1%

        1,500,000  Banc of America
                   Commercial Mortgage Inc.,
                   Series 2003-2, Class A2 SEQ,
                   4.34%, 3/11/41                                     1,514,531
--------------------------------------------------------------------------------
          191,078  Chase Mortgage Finance
                   Corporation, Series 2001 S3,
                   Class A1 SEQ, AS, 6.50%,
                   7/25/16                                              190,966
--------------------------------------------------------------------------------
       21,990,248  Commercial Mortgage
                   Acceptance Corp. STRIPS -
                   INTEREST, Series 1998 C2,
                   Class X, VRN, 1.04%,
                   12/1/03                                            1,002,162
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,146,407  First Union National Bank
                   Commercial Mortgage,
                   Series 2001 C3, Class A1
                   SEQ, 5.20%, 8/15/33                           $    1,195,538
--------------------------------------------------------------------------------
        1,227,621  FNMA, Series 2002-87,
                   Class AM SEQ, 5.50%,
                   6/25/31                                            1,258,145
--------------------------------------------------------------------------------
        2,024,513  FNMA, Series 2003-52,
                   Class KF SEQ, VRN, 1.52%,
                   12/25/03, resets monthly off
                   the 1-month LIBOR plus
                   0.4% with no caps                                  2,030,609
--------------------------------------------------------------------------------
        1,631,370  GMAC Commercial Mortgage
                   Securities Inc., Series 2002
                   C2, Class A1 SEQ, 4.32%,
                   10/15/38                                           1,686,196
--------------------------------------------------------------------------------
        1,700,000  J.P. Morgan Chase
                   Commercial Mortgage
                   Securities Corp., Series
                   2002 FL1A, Class A2, VRN,
                   1.56%, 12/14/03, resets
                   monthly off the 1-month
                   LIBOR plus 0.44% with no
                   caps (Acquired 4/3/02,
                   Cost $1,700,000)(3)                                1,700,592
--------------------------------------------------------------------------------
          144,931  Morgan Stanley Capital I,
                   Series 1998 WF1, Class A1
                   SEQ, 6.25%, 3/15/30                                  149,543
--------------------------------------------------------------------------------
          241,786  Nationslink Funding Corp.,
                   Series 1998-2, Class A1 SEQ,
                   6.00%, 8/20/30                                       254,899
--------------------------------------------------------------------------------
        1,900,000  Wachovia Bank Commercial
                   Mortgage Trust, Series 2003
                   C4, Class A2 SEQ, 4.57%,
                   4/15/35                                            1,889,219
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE  OBLIGATIONS
(Cost $12,738,970)                                                   12,872,400
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.7%

        2,500,000  California Rev. Anticipation
                   Warrants, Series 2003 A,
                   2.00%, 6/16/04                                     2,504,900
--------------------------------------------------------------------------------
        1,750,000  Illinois GO, 5.10%, 6/1/33                         1,590,575
--------------------------------------------------------------------------------
        1,300,000  New Jersey Turnpike Auth.
                   Rev., Series 2003 B, 4.25%,
                   1/1/16 (AMBAC)                                     1,217,749
--------------------------------------------------------------------------------
        2,360,000  Orange County Housing
                   Finance Auth. Rev., Series
                   2002 B, (Millenia), VRDN,
                   1.25%, 12/3/03 (LOC:
                   Keybank N.A.)                                      2,360,000
--------------------------------------------------------------------------------
          400,000  Oregon GO, (Taxable
                   Pension), 5.89%, 6/1/27                              407,028
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $8,340,609)                                                     8,080,252
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

NOVEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 0.4%

      $ 3,000,000  Canadian Imperial Bank of
                   Commerce (New York),
                   1.07%, 1/20/04                                $    2,999,904
--------------------------------------------------------------------------------
        2,000,000  UBS AG, 1.24%, 3/22/04                             2,000,728
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $4,999,939)                                                     5,000,632
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS
& AGENCIES -- 0.3%

        2,000,000  Province of Ontario, 3.50%,
                   9/17/07                                            2,017,266
--------------------------------------------------------------------------------
        1,350,000  Province of Quebec, 7.50%,
                   9/15/29                                            1,676,691
--------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENTS  & AGENCIES
(Cost $3,667,729)                                                     3,693,957
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 5.7%

Repurchase Agreement, Bank of America
Securities, LLC, (U.S. Treasury obligations),
in a joint trading account at 1.01%, dated
11/28/03, due 12/1/03 (Delivery value
$9,400,791)                                                      $    9,400,000
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank
Securities, Inc., (U.S. Treasury obligations),
in a joint trading account at 1.02%, dated
11/28/03, due 12/1/03 (Delivery value
$57,304,871)(10)                                                     57,300,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $66,700,000)                                                   66,700,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100%
(Cost $1,059,522,482)                                            $1,180,431,590
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

ADR = American Depositary Receipt

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GDR = Global Depositary Receipt

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

TRAINS(SM) = Target Return Index Securities(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2003.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective November 30, 2003.

(1)  Non-income producing.

(2)  Category is less than 0.05% of total investment securities.

(3)  Security was purchased under Rule 144A or Section 4(2) of the
     Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2003, was $36,838,392, which represented 3.2%
     of net assets.

(4)  Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(5)  Step-coupon security. These securities become interest bearing at a predetermined rate and future date and are issued at a substantial discount from their value at maturity.

(6)  Security is an exchange-traded bond fund. Quantity indicated reflects the number of shares owned.

(7)  When-issued security or forward commitment.

(8)  Final maturity indicated, unless otherwise noted.

(9)  The rate indicated is the yield to maturity at purchase.

(10) Security, or a portion thereof, has been segregated for a when-issued security and/or a forward commitment.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2003
                                         ------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE        INCEPTION
                          1 YEAR         5 YEARS        INCEPTION         DATE
--------------------------------------------------------------------------------
INVESTOR CLASS            18.82%          5.66%          8.01%          2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX             15.09%         -0.47%          8.38%(1)          --
--------------------------------------------------------------------------------
LEHMAN BROTHERS
U.S. AGGREGATE INDEX       5.18%          6.47%          7.11%(1)          --
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX                 1.05%          3.40%          3.99%(1)          --
--------------------------------------------------------------------------------
Institutional Class       18.82%           --           -2.14%          8/1/00
--------------------------------------------------------------------------------
Advisor Class             18.37%          5.41%          7.40%         10/2/96
--------------------------------------------------------------------------------
C Class                   17.81%           --            2.50%        11/27/01
--------------------------------------------------------------------------------

(1)  Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

                                                                    (continued)

------

Strategic Allocation: Aggressive - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 15, 1996*

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended November 30
--------------------------------------------------------------------------------
                               1996*        1997         1998         1999
--------------------------------------------------------------------------------
Investor Class                10.60%       13.84%        9.93%       25.69%
--------------------------------------------------------------------------------
S&P 500 Index                 20.20%       28.51%       23.66%       20.90%
--------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate Index           5.75%        7.55%        9.45%       -0.04%
--------------------------------------------------------------------------------
90-Day U.S. Treasury
Bill Index                     3.82%        5.17%        4.95%        4.67%
--------------------------------------------------------------------------------

Periods ended November 30
--------------------------------------------------------------------------------
                               2000         2001         2002         2003
--------------------------------------------------------------------------------
Investor Class                 5.14%       -7.27%       -9.59%       18.82%
--------------------------------------------------------------------------------
S&P 500 Index                 -4.22%      -12.22%      -16.51%       15.09%
--------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate Index           9.06%       11.16%        7.34%        5.18%
--------------------------------------------------------------------------------
90-Day U.S. Treasury
Bill Index                     5.94%        3.78%        1.63%        1.05%
--------------------------------------------------------------------------------

* From 2/15/96, the Investor Class's inception date. Index data from 2/29/96, the date nearest the Investor Class's inception for which data are available.
  Not annualized.

The charts on the performance pages give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------

Strategic Allocation: Aggressive - Portfolio Commentary

By Jeff Tyler and Brian Howell, portfolio managers

Strategic Allocation: Aggressive returned 18.82% during the year ended November
30, 2003.* The portfolio generally allocates holdings over the long term with the following neutral weightings: 78% stocks, 20% bonds, and 2% cash equivalents. Those weightings drifted with the performance of stocks, bonds, and cash, but we rebalanced to reset the portfolio near its neutral asset mix.

As shown in Strategic Allocation: Aggressive's schedule of investments (starting on page 44), the portfolio was broadly diversified. At the end of the period, the portfolio's stock holdings were distributed across a wide array of industries, while the bond portion of the portfolio held more than two hundred fixed-income securities, and cash holdings were invested in several different types of money market securities. Because the portfolio maintains broad exposure to stocks (both domestic and international), bonds, and cash, a review of the economy and financial markets helps explain the portfolio's return.

After a slow start, U.S. economic conditions improved significantly during the fiscal year. The economy grew at a relatively slow pace in the fourth quarter of
2002 and in the first half of 2003. Nevertheless, growth picked up dramatically in the third quarter of 2003 due in part to low interest rates and tax cuts.

Similarly, the job market was disappointing for most of the fiscal year, but improved somewhat in the last few months of the period. U.S. payrolls lost
563,000 jobs during the first eight months of the fiscal year, pushing the U.S.
unemployment rate to 6.4% in June. Since then, conditions have improved, with the unemployment rate dropping to 5.9% in November 2003. The combination of soft first-half economic growth and low inflation (with a threat of deflation)
prompted the Federal Reserve to cut its short-term interest rate target again in
June, to just 1.0%.

The U.S. stock market rallied during the fiscal year after stumbling in the first quarter of 2003. The S&P 500 gained +15.09% and the Nasdaq Composite was up +33.24%. Value-oriented stocks generally outperformed growth shares, while small- and medium-sized stocks advanced more than large companies. Strategic
Allocation: Aggressive maintained exposure to all of those parts of the stock

ASSET ALLOCATION
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
U.S. Stocks                                                       53.5%
--------------------------------------------------------------------------------
Foreign Stocks                                                    24.2%
--------------------------------------------------------------------------------
U.S. Bonds                                                        15.9%
--------------------------------------------------------------------------------
Money Market Securities                                            6.2%
--------------------------------------------------------------------------------
Foreign Bonds                                                      0.2%
--------------------------------------------------------------------------------

FUND'S U.S. BONDS
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                               U.S. BONDS
--------------------------------------------------------------------------------
Corporate Bonds                                                   51.0%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed Securities                                        16.5%
--------------------------------------------------------------------------------
U.S. Treasury Securities                                          16.2%
--------------------------------------------------------------------------------
Asset-Backed Securities                                            5.6%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                  5.5%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                                3.6%
--------------------------------------------------------------------------------
Municipal Securities                                               1.6%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                     (continued)

------

Strategic Allocation: Aggressive - Portfolio Commentary

market throughout the fiscal year. Because stocks outperformed bonds by a wide margin, the stock portion of the portfolio was responsible for most of Strategic
Allocation: Aggressive's positive return. If the stock market's gains hold up in
December, this will be the first calendar year since 1999 with positive returns for the major U.S. indices.

Many markets around the world also advanced during the period. Emerging markets generally gained more than markets in developed countries. Strategic Allocation:
Aggressive's international equity portfolio was heavily weighted in Europe and
Asia, with smaller weightings in Latin America and Africa. International diversification helped the portfolio generate a positive return.

Despite improving economic conditions, stock market gains, and rising long-term interest rates, the U.S. bond market posted positive returns for the fiscal year. The Lehman Brothers U.S. Aggregate Index (LBA) returned +5.18% and the
10-year Treasury note returned +4.03%, even though its yield rose from 4.21% to
4.34%. High-yield bonds rallied, as did investment-grade corporate bonds.
Fixed-rate MBS, agencys, and Treasurys lagged corporates, but posted positive returns, according to Lehman. If U.S. bonds can hold those gains through
December, this will be the fourth straight calendar year of positive U.S. bond performance (as measured by the LBA). At the end of November, fixed-income securities accounted for only 16.1% of the overall portfolio, with the vast majority of the portfolio's bond holdings invested in corporate, mortgage-backed, and U.S. Treasury securities.

Summing up the period, Strategic Allocation: Aggressive's positive return can be attributed to gains in the portfolio's stock, bond, and cash holdings. Going forward, we will continue to maintain the portfolio's broad diversification.

FUND'S TOP FIVE U.S. STOCKS
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                          % OF FUND'S              % OF
                                          U.S. STOCKS              FUND
--------------------------------------------------------------------------------
Intel Corp.                                  1.9%                  1.0%
--------------------------------------------------------------------------------
Standard and Poor's 500
Depositary Receipt                           1.9%                  1.0%
--------------------------------------------------------------------------------
Boston Scientific Corp.                      1.6%                  0.8%
--------------------------------------------------------------------------------
Citigroup Inc.                               1.5%                  0.8%
--------------------------------------------------------------------------------
Cisco Systems Inc.                           1.5%                  0.8%
--------------------------------------------------------------------------------

FUND'S TOP FIVE FOREIGN STOCKS
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                          % OF FUND'S
                                            FOREIGN                % OF
                                            STOCKS                 FUND
--------------------------------------------------------------------------------
W Holding Company, Inc.
ADR                                          2.6%                  0.6%
--------------------------------------------------------------------------------
Puma AG Rudolf Dassler
Sport ORD                                    1.8%                  0.4%
--------------------------------------------------------------------------------
Samsung Electronics
ORD                                          1.7%                  0.4%
--------------------------------------------------------------------------------
Roche Holding AG ORD                         1.6%                  0.4%
--------------------------------------------------------------------------------
Royal Dutch Petroleum
Co. New York Shares                          1.4%                  0.3%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                                 FOREIGN
                                                                 STOCKS
--------------------------------------------------------------------------------
Europe                                                            44.7%
--------------------------------------------------------------------------------
Asia/Pacific                                                      37.3%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                         14.0%
--------------------------------------------------------------------------------
Africa                                                             4.0%
--------------------------------------------------------------------------------

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 77.0%

AIRLINES -- 0.6%
--------------------------------------------------------------------------------
           36,219  Airtran Holdings Inc.(1)                        $    534,592
--------------------------------------------------------------------------------
           79,367  America West Holdings
                   Corporation Cl B(1)                                1,198,442
--------------------------------------------------------------------------------
           25,898  Continental Airlines Inc.(1)                         482,998
--------------------------------------------------------------------------------
           31,200  Northwest Airlines Corporation(1)                    412,152
--------------------------------------------------------------------------------
           12,010  Ryanair Holdings plc ADR(1)                          562,548
--------------------------------------------------------------------------------
           22,264  Southwest Airlines Co.                               400,307
--------------------------------------------------------------------------------
                                                                      3,591,039
--------------------------------------------------------------------------------
ALCOHOL -- 0.3%
--------------------------------------------------------------------------------
            3,100  Adolph Coors Company Cl B                            170,841
--------------------------------------------------------------------------------
           29,700  Anheuser-Busch Companies,
                   Inc.                                               1,539,054
--------------------------------------------------------------------------------
                                                                      1,709,895
--------------------------------------------------------------------------------
APPAREL & TEXTILES -- 1.0%
--------------------------------------------------------------------------------
           12,600  Jones Apparel Group, Inc.                            434,700
--------------------------------------------------------------------------------
           19,800  K-Swiss Inc. Cl A                                    964,458
--------------------------------------------------------------------------------
            9,300  Liz Claiborne, Inc.                                  325,593
--------------------------------------------------------------------------------
           20,500  NIKE, Inc. Cl B                                    1,378,625
--------------------------------------------------------------------------------
           16,263  Puma AG Rudolf Dassler Sport
                   ORD                                                2,564,697
--------------------------------------------------------------------------------
            5,800  VF Corp.                                             239,366
--------------------------------------------------------------------------------
                                                                      5,907,439
--------------------------------------------------------------------------------
BANKS -- 6.9%
--------------------------------------------------------------------------------
          155,271  Abbey National plc ORD                             1,426,957
--------------------------------------------------------------------------------
           44,784  Alliance & Leicester plc ORD                         680,102
--------------------------------------------------------------------------------
            9,400  Alpha Bank A.E. ORD                                  247,779
--------------------------------------------------------------------------------
           35,160  Anglo Irish Bank Corporation
                   ORD                                                  476,472
--------------------------------------------------------------------------------
       58,578,350  Banco do Brasil SA ORD                               488,749
--------------------------------------------------------------------------------
           33,730  Banco Popolare di Verona e
                   Novara Scrl ORD                                      556,602
--------------------------------------------------------------------------------
           46,644  Bank of America Corp.                              3,518,357
--------------------------------------------------------------------------------
           74,000  Bank of Yokohama Ltd. (The)
                   ORD                                                  313,456
--------------------------------------------------------------------------------
           15,500  Bank One Corp.                                       672,080
--------------------------------------------------------------------------------
        1,457,000  Bank Rakyat Indonesia ORD(1)                         179,877
--------------------------------------------------------------------------------
            5,310  BB&T Corporation                                     209,002
--------------------------------------------------------------------------------
          105,840  Citigroup Inc.                                     4,978,715
--------------------------------------------------------------------------------
           22,510  Commerzbank AG ORD                                   435,701
--------------------------------------------------------------------------------
       90,072,750  CorpBanca SA ORD(1)                                  462,506
--------------------------------------------------------------------------------
           55,316  Credit Agricole SA ORD(1)                          1,207,346
--------------------------------------------------------------------------------
            6,630  Depfa Bank plc ORD                                   760,913
--------------------------------------------------------------------------------
           21,500  East West BanCorp, Inc.                            1,126,170
--------------------------------------------------------------------------------
            6,559  Erste Bank der
                   Oesterreichischen Sparkassen
                   AG ORD                                               749,618
--------------------------------------------------------------------------------
            7,600  Fifth Third Bancorp                                  441,788
--------------------------------------------------------------------------------
           12,900  FleetBoston Financial Corp.                          523,740
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           12,726  ForeningsSparbanken AB ORD                      $    219,916
--------------------------------------------------------------------------------
           27,214  HBOS plc ORD                                         342,057
--------------------------------------------------------------------------------
           76,510  HSBC Holdings plc ORD                              1,160,585
--------------------------------------------------------------------------------
           43,061  J.P. Morgan Chase & Co.                            1,522,637
--------------------------------------------------------------------------------
           13,700  KeyCorp                                              380,723
--------------------------------------------------------------------------------
           15,737  Kookmin Bank ORD                                     555,939
--------------------------------------------------------------------------------
           17,100  Marshall & Ilsley Corp.                              634,410
--------------------------------------------------------------------------------
          728,000  Mega Financial Holding Co.
                   Ltd. ORD                                             426,354
--------------------------------------------------------------------------------
           31,360  Misr International Bank SAE
                   ORD                                                  150,118
--------------------------------------------------------------------------------
           16,100  National City Corp.                                  540,155
--------------------------------------------------------------------------------
           15,100  Northern Trust Corp.                                 677,235
--------------------------------------------------------------------------------
           17,920  OTP Bank Rt. ORD(1)                                  219,781
--------------------------------------------------------------------------------
           10,699  PNC Financial Services Group                         581,598
--------------------------------------------------------------------------------
          295,000  PT Bank Central Asia Tbk ORD(1)                      114,462
--------------------------------------------------------------------------------
           23,200  Societe Generale Cl A ORD                          1,858,550
--------------------------------------------------------------------------------
           17,400  State Street Corp.                                   886,704
--------------------------------------------------------------------------------
              110  Sumitomo Mitsui Financial
                   Group Inc. ORD                                       537,247
--------------------------------------------------------------------------------
           20,900  SunTrust Banks, Inc.                               1,484,945
--------------------------------------------------------------------------------
            8,800  Synovus Financial Corp.                              252,208
--------------------------------------------------------------------------------
          617,000  Taishin Financial Holdings Co.
                   Ltd. ORD                                             448,070
--------------------------------------------------------------------------------
       80,197,870  Turkiye IS Bankasi ORD(1)                            394,822
--------------------------------------------------------------------------------
           24,500  U.S. Bancorp                                         678,895
--------------------------------------------------------------------------------
           28,340  Unibanco-Uniao de Bancos
                   Brasileiros SA GDR                                   654,937
--------------------------------------------------------------------------------
            3,098  UnionBanCal Corporation                              176,462
--------------------------------------------------------------------------------
          143,445  W Holding Company, Inc. ADR                        3,794,120
--------------------------------------------------------------------------------
           48,399  Wachovia Corp.                                     2,214,254
--------------------------------------------------------------------------------
           22,844  Wells Fargo & Co.                                  1,309,647
--------------------------------------------------------------------------------
            2,079  Zions Bancorporation                                 128,212
--------------------------------------------------------------------------------
                                                                     41,800,973
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.0%
--------------------------------------------------------------------------------
           35,235  Amgen Inc.(1)                                      2,026,365
--------------------------------------------------------------------------------
           23,700  Connetics Corporation(1)                             418,305
--------------------------------------------------------------------------------
           34,736  MGI Pharma Inc.(1)                                 1,332,820
--------------------------------------------------------------------------------
            1,600  Neurocrine Biosciences Inc.(1)                        84,528
--------------------------------------------------------------------------------
          112,836  QLT Inc.(1)                                        1,836,970
--------------------------------------------------------------------------------
                                                                      5,698,988
--------------------------------------------------------------------------------
CHEMICALS -- 1.5%
--------------------------------------------------------------------------------
           26,700  3M Co.                                             2,110,368
--------------------------------------------------------------------------------
            9,400  Air Products & Chemicals, Inc.                       450,636
--------------------------------------------------------------------------------
            3,800  Avery Dennison Corp.                                 209,304
--------------------------------------------------------------------------------
            4,860  BASF AG ORD                                          240,478
--------------------------------------------------------------------------------
        1,153,000  China Manmade Fibers ORD(1)                          543,581
--------------------------------------------------------------------------------
           16,668  Clariant AG ORD(1)                                   235,515
--------------------------------------------------------------------------------
            1,453  Cytec Industries Inc.(1)                              52,671
--------------------------------------------------------------------------------
            4,400  Great Lakes Chemical Corp.                            99,924
--------------------------------------------------------------------------------
            9,000  JSR Corp. ORD                                        195,134
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------

            7,520  Linde AG ORD                                    $    363,891
--------------------------------------------------------------------------------
           33,897  Monsanto Co.                                         919,287
--------------------------------------------------------------------------------
           13,300  Nitto Denko Corp. ORD                                671,435
--------------------------------------------------------------------------------
            9,200  OM Group Inc.(1)                                     222,732
--------------------------------------------------------------------------------
            8,700  PPG Industries, Inc.                                 508,689
--------------------------------------------------------------------------------
           15,600  Rohm and Haas Co.                                    626,340
--------------------------------------------------------------------------------
           29,196  Sherwin-Williams Co.                                 946,826
--------------------------------------------------------------------------------
        2,646,000  Sinopec Shanghai
                   Petrochemical Company
                   Limited Cl H ORD                                     860,219
--------------------------------------------------------------------------------
                                                                      9,257,030
--------------------------------------------------------------------------------
CLOTHING STORES -- 0.5%
--------------------------------------------------------------------------------
           23,600  AnnTaylor Stores Corp.(1)                            937,864
--------------------------------------------------------------------------------
           16,580  Compagnie Financiere
                   Richemont AG ORD                                     410,777
--------------------------------------------------------------------------------
            5,000  Fast Retailing Company
                   Limited ORD                                          294,869
--------------------------------------------------------------------------------
           30,671  Gap, Inc. (The)                                      659,427
--------------------------------------------------------------------------------
           17,092  Hot Topic, Inc.(1)                                   509,342
--------------------------------------------------------------------------------
           16,700  Limited Brands                                       299,264
--------------------------------------------------------------------------------
                                                                      3,111,543
--------------------------------------------------------------------------------
COMPUTER HARDWARE &
BUSINESS MACHINES -- 2.2%
--------------------------------------------------------------------------------
           62,300  Avaya Inc.(1)                                        847,280
--------------------------------------------------------------------------------
          219,005  Cisco Systems Inc.(1)                              4,962,653
--------------------------------------------------------------------------------
           72,808  Dell Inc.(1)                                       2,511,876
--------------------------------------------------------------------------------
            7,700  Diebold Inc.                                         408,485
--------------------------------------------------------------------------------
           48,157  Hewlett-Packard Co.                                1,044,525
--------------------------------------------------------------------------------
           95,530  Maxtor Corporation(1)                              1,066,115
--------------------------------------------------------------------------------
           29,355  Research In Motion Ltd.(1)                         1,338,882
--------------------------------------------------------------------------------
           28,500  Western Digital Corp.(1)                             354,540
--------------------------------------------------------------------------------
           40,971  Xerox Corp.(1)                                       499,027
--------------------------------------------------------------------------------
                                                                     13,033,383
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 2.1%
--------------------------------------------------------------------------------
            3,700  Adobe Systems Inc.                                   152,884
--------------------------------------------------------------------------------
           35,500  Check Point Software
                   Technologies(1)                                      626,930
--------------------------------------------------------------------------------
           15,600  Computer Associates
                   International, Inc.                                  363,480
--------------------------------------------------------------------------------
            3,300  Infosys Technologies Limited
                   ORD                                                  355,055
--------------------------------------------------------------------------------
          183,074  Microsoft Corporation                              4,705,001
--------------------------------------------------------------------------------
           41,600  Novell, Inc.(1)                                      395,200
--------------------------------------------------------------------------------
           87,455  Oracle Corp.(1)                                    1,050,335
--------------------------------------------------------------------------------
            3,700  Reynolds & Reynolds Co. Cl A                         102,638
--------------------------------------------------------------------------------
           29,100  SAP AG ADR                                         1,121,805
--------------------------------------------------------------------------------
            6,600  SAP AG ORD                                         1,014,709
--------------------------------------------------------------------------------
           88,800  Siebel Systems, Inc.(1)                            1,170,384
--------------------------------------------------------------------------------
           12,500  Trend Micro Inc. ORD(1)                              316,095
--------------------------------------------------------------------------------
           37,300  Veritas Software Corp.(1)                          1,418,183
--------------------------------------------------------------------------------
                                                                     12,792,699
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 0.6%
--------------------------------------------------------------------------------
            9,240  Cemex SA de CV ADR                              $    233,495
--------------------------------------------------------------------------------
            3,700  Fluor Corp.                                          135,642
--------------------------------------------------------------------------------
          113,400  Italian-Thai Development PCL
                   ORD(1)                                               289,713
--------------------------------------------------------------------------------
            9,827  KB Home                                              676,884
--------------------------------------------------------------------------------
           21,300  Martin Marietta Materials, Inc.                      906,740
--------------------------------------------------------------------------------
            2,500  Masco Corp.                                           68,000
--------------------------------------------------------------------------------
            6,202  MDC Holdings Inc.                                    430,171
--------------------------------------------------------------------------------
            1,569  NVR, Inc.(1)                                         770,379
--------------------------------------------------------------------------------
            9,830  Orascom Construction
                   Industries ORD                                       113,492
--------------------------------------------------------------------------------
                                                                      3,624,516
--------------------------------------------------------------------------------
CONSUMER DURABLES -- 0.7%
--------------------------------------------------------------------------------
            4,000  Harman International
                   Industries Inc.                                      545,080
--------------------------------------------------------------------------------
           27,797  Koninklijke Royal Philips
                   Electronics N.V. New York
                   Shares                                               789,991
--------------------------------------------------------------------------------
           10,050  LG Electronics Inc. ORD                              497,049
--------------------------------------------------------------------------------
           12,744  LVMH Moet Hennessy Louis
                   Vuitton SA ORD                                       878,022
--------------------------------------------------------------------------------
          163,500  Mida Assets PCL ORD(1)                               123,879
--------------------------------------------------------------------------------
            9,700  Pioneer Corp. ORD                                    247,946
--------------------------------------------------------------------------------
           50,000  Sharp Corp. ORD                                      748,129
--------------------------------------------------------------------------------
          221,000  Steinhoff International
                   Holdings Ltd. ORD                                    235,165
--------------------------------------------------------------------------------
            4,200  Whirlpool Corp.                                      286,944
--------------------------------------------------------------------------------
                                                                      4,352,205
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 0.8%
--------------------------------------------------------------------------------
           10,700  Boeing Co.                                           410,773
--------------------------------------------------------------------------------
           21,900  Honeywell International Inc.                         650,211
--------------------------------------------------------------------------------
            5,300  Northrop Grumman Corp.                               490,939
--------------------------------------------------------------------------------
           37,800  Raytheon Company                                   1,047,438
--------------------------------------------------------------------------------
           27,500  Rockwell Collins                                     739,475
--------------------------------------------------------------------------------
           15,900  Textron Inc.                                         792,456
--------------------------------------------------------------------------------
           14,264  United Defense Industries, Inc.(1)                   474,421
--------------------------------------------------------------------------------
                                                                      4,605,713
--------------------------------------------------------------------------------
DEPARTMENT STORES -- 2.0%
--------------------------------------------------------------------------------
          568,540  Controladora Comercial
                   Mexicana SA de CV ORD                                524,879
--------------------------------------------------------------------------------
           35,545  Federated Department Stores,
                   Inc.                                               1,744,904
--------------------------------------------------------------------------------
          156,060  JD Group Ltd. ORD                                    977,056
--------------------------------------------------------------------------------
           55,300  Marui Co., Ltd. ORD                                  679,008
--------------------------------------------------------------------------------
           19,750  May Department Stores Co.
                   (The)                                                585,588
--------------------------------------------------------------------------------
           20,536  Metro AG ORD                                         880,444
--------------------------------------------------------------------------------
           18,000  Neiman Marcus Group, Inc.
                   Cl A(1)                                              970,200
--------------------------------------------------------------------------------
           23,230  Next plc ORD                                         445,971
--------------------------------------------------------------------------------
           25,900  Nordstrom, Inc.                                      893,550
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------

           13,414  Sears, Roebuck & Co.                            $    739,916
--------------------------------------------------------------------------------
            9,200  Target Corporation                                   356,224
--------------------------------------------------------------------------------
           54,530  Tesco plc ORD                                        233,551
--------------------------------------------------------------------------------
           54,792  Wal-Mart Stores, Inc.                              3,048,627
--------------------------------------------------------------------------------
                                                                     12,079,918
--------------------------------------------------------------------------------
DIVERSIFIED -- 1.1%
--------------------------------------------------------------------------------
           55,918  Standard and Poor's 500
                   Depositary Receipt                                 5,950,234
--------------------------------------------------------------------------------
            4,600  Standard and Poor's MidCap
                   400 Depositary Receipt                               479,504
--------------------------------------------------------------------------------
                                                                      6,429,738
--------------------------------------------------------------------------------
DRUGS -- 4.0%
--------------------------------------------------------------------------------
           64,112  Abbott Laboratories                                2,833,750
--------------------------------------------------------------------------------
           15,860  AstraZeneca plc ORD                                  720,651
--------------------------------------------------------------------------------
           43,100  Bristol-Myers Squibb Co.                           1,135,685
--------------------------------------------------------------------------------
           18,000  Chugai Pharmaceutical Co.
                   Ltd. ORD                                             243,199
--------------------------------------------------------------------------------
            9,400  Dr. Reddy's Laboratories Ltd.
                   ORD                                                  261,165
--------------------------------------------------------------------------------
           10,400  Eli Lilly and Company                                713,024
--------------------------------------------------------------------------------
           24,236  Endo Pharmaceuticals
                   Holdings Inc.(1)                                     456,606
--------------------------------------------------------------------------------
            8,259  Gedeon Richter Rt. ORD                               881,274
--------------------------------------------------------------------------------
           58,170  GlaxoSmithKline plc ORD                            1,313,060
--------------------------------------------------------------------------------
            1,841  IDEXX Laboratories, Inc.(1)                           87,171
--------------------------------------------------------------------------------
           38,086  Johnson & Johnson                                  1,877,259
--------------------------------------------------------------------------------
           34,594  Merck & Co., Inc.                                  1,404,516
--------------------------------------------------------------------------------
           49,775  Mylan Laboratories Inc.                            1,260,303
--------------------------------------------------------------------------------
           15,729  Novartis AG ORD                                      664,914
--------------------------------------------------------------------------------
          147,650  Pfizer, Inc.                                       4,953,658
--------------------------------------------------------------------------------
            2,672  Pharmaceutical Resources Inc.(1)                     193,934
--------------------------------------------------------------------------------
           25,776  Roche Holding AG ORD                               2,324,949
--------------------------------------------------------------------------------
            5,652  Sanofi-Synthelabo SA ORD                             382,966
--------------------------------------------------------------------------------
           16,500  Schering-Plough Corp.                                264,825
--------------------------------------------------------------------------------
           11,596  Sigma-Aldrich Corp.                                  621,198
--------------------------------------------------------------------------------
           34,720  Smith & Nephew plc ORD                               266,922
--------------------------------------------------------------------------------
           16,381  Teva Pharmaceutical
                   Industries Ltd. ADR                                  986,724
--------------------------------------------------------------------------------
            3,602  Valeant Pharmaceuticals
                   International                                         86,124
--------------------------------------------------------------------------------
                                                                     23,933,877
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT -- 3.2%
--------------------------------------------------------------------------------
          153,500  3Com Corp.(1)                                      1,148,180
--------------------------------------------------------------------------------
          106,842  ABB Limited ORD(1)                                   524,449
--------------------------------------------------------------------------------
           45,297  Alcatel SA ORD(1)                                    591,571
--------------------------------------------------------------------------------
           32,700  Amphenol Corp. Cl A(1)                             1,979,004
--------------------------------------------------------------------------------
            8,900  AVX Corp.                                            134,390
--------------------------------------------------------------------------------
            9,112  Benchmark Electronics Inc.(1)                        334,684
--------------------------------------------------------------------------------
           21,329  Comverse Technology, Inc.(1)                         410,157
--------------------------------------------------------------------------------
           38,100  Corning Inc.(1)                                      436,626
--------------------------------------------------------------------------------
           11,354  Dover Corp.                                          435,880
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           24,460  Interflex Co. Ltd. ORD(1)                       $    585,552
--------------------------------------------------------------------------------
           38,000  Jabil Circuit, Inc.(1)                             1,045,380
--------------------------------------------------------------------------------
            3,400  Keyence Corp. ORD                                    763,867
--------------------------------------------------------------------------------
           14,400  Littelfuse, Inc.(1)                                  428,976
--------------------------------------------------------------------------------
           66,000  NEC Corp. ORD(1)                                     478,401
--------------------------------------------------------------------------------
           35,220  Netopia Inc.(1)                                      538,866
--------------------------------------------------------------------------------
           45,550  Nokia Oyj ADR                                        818,989
--------------------------------------------------------------------------------
          141,800  Nortel Networks Corp.(1)                             639,518
--------------------------------------------------------------------------------
           12,400  Photon Dynamics Inc.(1)                              506,044
--------------------------------------------------------------------------------
           16,002  Plantronics, Inc.(1)                                 490,301
--------------------------------------------------------------------------------
           24,000  Power-One Inc.(1)                                    202,320
--------------------------------------------------------------------------------
           31,089  Sanmina-SCI Corp.(1)                                 378,975
--------------------------------------------------------------------------------
            5,766  Scientific-Atlanta, Inc.                             166,522
--------------------------------------------------------------------------------
           25,180  Siemens AG ORD                                     1,837,796
--------------------------------------------------------------------------------
          163,300  Telefonaktiebolaget LM
                   Ericsson B Shares ORD(1)                             263,816
--------------------------------------------------------------------------------
            8,200  Tokyo Electron Ltd. ORD                              580,153
--------------------------------------------------------------------------------
           74,300  UTStarcom Inc.(1)                                  2,814,484
--------------------------------------------------------------------------------
           21,940  Viasat Inc.(1)                                       466,664
--------------------------------------------------------------------------------
              828  Zhone Technologies Inc.(1)                             4,579
--------------------------------------------------------------------------------
                                                                     19,006,144
--------------------------------------------------------------------------------
ELECTRICAL UTILITY -- 1.0%
--------------------------------------------------------------------------------
           19,700  Ameren Corp.                                         869,361
--------------------------------------------------------------------------------
           13,800  American Electric Power                              382,122
--------------------------------------------------------------------------------
          949,094  China Resources Power
                   Holdings Co. ORD(1)                                  354,377
--------------------------------------------------------------------------------
           62,210  Edison International(1)                            1,270,328
--------------------------------------------------------------------------------
           25,738  Exelon Corporation                                 1,591,122
--------------------------------------------------------------------------------
            5,500  FirstEnergy Corp.                                    190,575
--------------------------------------------------------------------------------
            5,200  FPL Group, Inc.                                      330,460
--------------------------------------------------------------------------------
            5,346  Great Plains Energy Inc.                             169,629
--------------------------------------------------------------------------------
           20,625  TXU Corp.                                            456,638
--------------------------------------------------------------------------------
           11,940  Westar Energy Inc.                                   237,128
--------------------------------------------------------------------------------
            5,500  Wisconsin Energy Corp.                               179,850
--------------------------------------------------------------------------------
                                                                      6,031,590
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 2.4%
--------------------------------------------------------------------------------
           23,600  BP plc ADR                                         1,007,484
--------------------------------------------------------------------------------
          185,130  BP plc ORD                                         1,293,356
--------------------------------------------------------------------------------
           26,983  ChevronTexaco Corp.                                2,026,423
--------------------------------------------------------------------------------
          117,134  Exxon Mobil Corp.                                  4,236,738
--------------------------------------------------------------------------------
           33,900  Occidental Petroleum Corp.                         1,243,452
--------------------------------------------------------------------------------
           19,731  Patina Oil & Gas Corp.                               885,527
--------------------------------------------------------------------------------
        1,053,000  PetroChina Company Limited
                   ORD                                                  389,784
--------------------------------------------------------------------------------
            4,720  Petroleo Brasileiro SA -
                   Petrobras ADR                                        113,610
--------------------------------------------------------------------------------
           46,300  Royal Dutch Petroleum Co.
                   New York Shares                                    2,078,870
--------------------------------------------------------------------------------
           43,286  XTO Energy Inc.                                    1,094,270
--------------------------------------------------------------------------------
                                                                     14,369,514
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------
ENTERTAINMENT -- 0.2%
--------------------------------------------------------------------------------
           14,905  Regal Entertainment Group                       $    310,620
--------------------------------------------------------------------------------
           16,772  Viacom, Inc. Cl B                                    659,475
--------------------------------------------------------------------------------
                                                                        970,095
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.1%
--------------------------------------------------------------------------------
           29,500  Waste Management, Inc.                               867,595
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.4%
--------------------------------------------------------------------------------
           39,190  3i Group plc ORD                                     410,937
--------------------------------------------------------------------------------
           39,673  American Express Co.                               1,813,453
--------------------------------------------------------------------------------
           19,938  Block (H & R), Inc.                                1,082,434
--------------------------------------------------------------------------------
           48,620  Credit Suisse Group ORD                            1,614,895
--------------------------------------------------------------------------------
           16,180  Deutsche Boerse AG ORD                               815,156
--------------------------------------------------------------------------------
            8,379  Fannie Mae                                           586,530
--------------------------------------------------------------------------------
           52,600  Freddie Mac                                        2,862,492
--------------------------------------------------------------------------------
          142,812  General Electric Co.                               4,094,421
--------------------------------------------------------------------------------
           20,800  ICAP plc ORD                                         483,481
--------------------------------------------------------------------------------
           66,230  ING Groep N.V. ORD                                 1,419,348
--------------------------------------------------------------------------------
            1,110  Julius Baer Holding AG ORD                           353,213
--------------------------------------------------------------------------------
            7,000  Marsh & McLennan
                   Companies, Inc.                                      311,080
--------------------------------------------------------------------------------
           44,698  MBNA Corporation                                   1,095,995
--------------------------------------------------------------------------------
            6,300  MGIC Investment Corp.                                333,585
--------------------------------------------------------------------------------
           10,265  New Century Financial Corp.                          390,583
--------------------------------------------------------------------------------
            7,600  ORIX Corporation ORD                                 557,130
--------------------------------------------------------------------------------
           23,356  Prudential Financial Inc.                            913,453
--------------------------------------------------------------------------------
           68,840  Skandia Forsakrings AB ORD                           232,454
--------------------------------------------------------------------------------
              700  Student Loan Corp. (The)                              99,407
--------------------------------------------------------------------------------
           12,134  UBS AG ORD                                           782,096
--------------------------------------------------------------------------------
                                                                     20,252,143
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 2.1%
--------------------------------------------------------------------------------
           11,500  Campbell Soup Company                                294,515
--------------------------------------------------------------------------------
           11,100  Coca-Cola Company (The)                              516,150
--------------------------------------------------------------------------------
           10,200  Coca-Cola Enterprises                                210,630
--------------------------------------------------------------------------------
            5,390  Groupe Danone ORD                                    840,314
--------------------------------------------------------------------------------
           11,400  H.J. Heinz Company                                   411,540
--------------------------------------------------------------------------------
           16,000  Hormel Foods Corp.                                   428,960
--------------------------------------------------------------------------------
            1,600  Interstate Bakeries Corp.                             25,200
--------------------------------------------------------------------------------
          277,000  IOI Corp. BHD ORD                                    532,132
--------------------------------------------------------------------------------
            3,900  Kellogg Co.                                          139,503
--------------------------------------------------------------------------------
           30,900  Kraft Foods Inc.                                     978,603
--------------------------------------------------------------------------------
           15,500  McCormick & Company,
                   Incorporated                                         444,695
--------------------------------------------------------------------------------
           26,500  Pepsi Bottling Group Inc.                            611,620
--------------------------------------------------------------------------------
            4,933  PepsiAmericas Inc.                                    77,399
--------------------------------------------------------------------------------
           52,111  PepsiCo, Inc.                                      2,507,582
--------------------------------------------------------------------------------
           72,500  PSC Industries BHD ORD                               126,875
--------------------------------------------------------------------------------
           55,904  Reckitt Benckiser plc ORD                          1,221,482
--------------------------------------------------------------------------------
           14,400  Sara Lee Corp.                                       295,920
--------------------------------------------------------------------------------
           17,689  Smithfield Foods Inc.(1)                             414,807
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           60,839  Tyson Foods, Inc. Cl A                          $    830,452
--------------------------------------------------------------------------------
           13,000  Unilever N.V. New York Shares                        781,300
--------------------------------------------------------------------------------
           15,300  Wrigley (Wm.) Jr. Company                            843,336
--------------------------------------------------------------------------------
                                                                     12,533,015
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.8%
--------------------------------------------------------------------------------
        1,363,920  Chung HWA Pulp ORD                                   658,995
--------------------------------------------------------------------------------
           34,052  CRH plc ORD                                          637,055
--------------------------------------------------------------------------------
           50,459  Louisiana-Pacific Corp.(1)                           912,804
--------------------------------------------------------------------------------
          804,300  Shandong Chenming Paper
                   Holdings Ltd. ORD                                    661,724
--------------------------------------------------------------------------------
           40,700  Smurfit-Stone Container Corp.(1)                     665,852
--------------------------------------------------------------------------------
           22,041  United Stationers Inc.(1)                            889,354
--------------------------------------------------------------------------------
            2,262  Weyerhaeuser Co.                                     128,934
--------------------------------------------------------------------------------
                                                                      4,554,718
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 0.8%
--------------------------------------------------------------------------------
           21,900  AGL Resources Inc.                                   621,960
--------------------------------------------------------------------------------
          834,000  Beijing Datang Power
                   Generation Company Ltd. ORD                          520,794
--------------------------------------------------------------------------------
        7,301,510  Companhia de Saneamento
                   Basico do Estado de Sao
                   Paulo ORD                                            360,936
--------------------------------------------------------------------------------
            8,376  E.On AG ORD                                          475,125
--------------------------------------------------------------------------------
           49,240  Enersis SA ADR                                       317,106
--------------------------------------------------------------------------------
          306,000  Huaneng Power International,
                   Inc. ORD                                             451,112
--------------------------------------------------------------------------------
           35,780  Korea Electric Power Corp.
                   ORD                                                  753,936
--------------------------------------------------------------------------------
           13,200  NiSource Inc.                                        273,900
--------------------------------------------------------------------------------
           27,673  ONEOK, Inc.                                          548,202
--------------------------------------------------------------------------------
            2,070  Public Power Corporation ORD                          46,968
--------------------------------------------------------------------------------
           19,200  WGL Holdings Inc.                                    513,216
--------------------------------------------------------------------------------
                                                                      4,883,255
--------------------------------------------------------------------------------
GOLD -- 0.1%
--------------------------------------------------------------------------------
           30,270  Anglo American plc ORD                               646,339
--------------------------------------------------------------------------------
GROCERY STORES -- 0.2%
--------------------------------------------------------------------------------
           18,000  Kroger Co. (The)(1)                                  339,480
--------------------------------------------------------------------------------
           34,603  Supervalu Inc.                                       893,449
--------------------------------------------------------------------------------
                                                                      1,232,929
--------------------------------------------------------------------------------
HEAVY ELECTRICAL EQUIPMENT -- 0.5%
--------------------------------------------------------------------------------
           22,200  Emerson Electric Co.                               1,355,088
--------------------------------------------------------------------------------
            6,484  Thomas & Betts Corp.                                 134,867
--------------------------------------------------------------------------------
           19,100  United Technologies Corp.                          1,636,870
--------------------------------------------------------------------------------
                                                                      3,126,825
--------------------------------------------------------------------------------
HEAVY MACHINERY -- 0.6%
--------------------------------------------------------------------------------
           14,780  Atlas Copco AB Cl B ORD                              528,437
--------------------------------------------------------------------------------
            7,700  Bharat Forge Ltd. ORD(1)                             105,229
--------------------------------------------------------------------------------
           84,520  Daewoo Heavy Industries &
                   Machinery Ltd. ORD(1)                                678,661
--------------------------------------------------------------------------------
           15,400  Fanuc Ltd. ORD                                       905,387
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------

          106,100  Samsung Heavy Industries
                   ORD                                             $    608,528
--------------------------------------------------------------------------------
           25,140  Volvo AB Cl B ORD                                    727,398
--------------------------------------------------------------------------------
                                                                      3,553,640
--------------------------------------------------------------------------------
HOME PRODUCTS -- 1.8%
--------------------------------------------------------------------------------
            6,100  Clorox Company                                       286,212
--------------------------------------------------------------------------------
           26,100  Estee Lauder Companies, Inc.
                   Cl A                                                 991,800
--------------------------------------------------------------------------------
           14,500  Fortune Brands, Inc.                                 990,640
--------------------------------------------------------------------------------
           35,548  Gillette Company                                   1,199,034
--------------------------------------------------------------------------------
           16,500  Jarden Corp.(1)                                      446,325
--------------------------------------------------------------------------------
           33,200  Kimberly-Clark Corp.                               1,800,104
--------------------------------------------------------------------------------
           20,100  Newell Rubbermaid Inc.                               459,687
--------------------------------------------------------------------------------
           45,293  Nu Skin Enterprises Inc., Cl A                       786,739
--------------------------------------------------------------------------------
           40,169  Procter & Gamble Co. (The)                         3,865,865
--------------------------------------------------------------------------------
            6,800  USANA Health Sciences, Inc.(1)                       230,044
--------------------------------------------------------------------------------
                                                                     11,056,450
--------------------------------------------------------------------------------
HOTELS -- 0.5%
--------------------------------------------------------------------------------
           22,391  Accor SA ORD                                         939,834
--------------------------------------------------------------------------------
           27,325  Cendant Corporation(1)                               605,522
--------------------------------------------------------------------------------
            6,300  Harrah's Entertainment, Inc.                         301,581
--------------------------------------------------------------------------------
           22,300  Marriott International, Inc.                       1,022,009
--------------------------------------------------------------------------------
                                                                      2,868,946
--------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 0.9%
--------------------------------------------------------------------------------
            4,970  AAPICO Hitech Public
                   Company Limited ORD                                   18,921
--------------------------------------------------------------------------------
            8,864  Black & Decker Corporation                           411,201
--------------------------------------------------------------------------------
            1,579  Briggs & Stratton Corp.                              106,583
--------------------------------------------------------------------------------
            7,700  Carlisle Companies, Inc.                             453,145
--------------------------------------------------------------------------------
           24,200  Denso Corporation ORD                                451,789
--------------------------------------------------------------------------------
           13,744  Energizer Holdings, Inc.(1)                          520,760
--------------------------------------------------------------------------------
            6,400  Grainger (W.W.), Inc.                                296,064
--------------------------------------------------------------------------------
           22,000  Ingersoll-Rand Company                             1,371,479
--------------------------------------------------------------------------------
            6,700  Parker-Hannifin Corp.                                368,433
--------------------------------------------------------------------------------
            6,300  Snap-on Incorporated                                 189,126
--------------------------------------------------------------------------------
       80,613,500  Trakya CAM Sanayii ORD(1)                            216,351
--------------------------------------------------------------------------------
           39,170  Tyco International Ltd.                              898,952
--------------------------------------------------------------------------------
                                                                      5,302,804
--------------------------------------------------------------------------------
INDUSTRIAL SERVICES -- 0.7%
--------------------------------------------------------------------------------
           16,141  Adecco SA ORD                                      1,002,252
--------------------------------------------------------------------------------
           15,000  Cintas Corp.                                         701,100
--------------------------------------------------------------------------------
          249,420  Hays plc ORD                                         545,403
--------------------------------------------------------------------------------
           39,249  Labor Ready Inc.(1)                                  447,439
--------------------------------------------------------------------------------
          129,000  Mitsubishi Corporation ORD                         1,183,540
--------------------------------------------------------------------------------
            5,119  Strayer Education Inc.                               571,946
--------------------------------------------------------------------------------
                                                                      4,451,680
--------------------------------------------------------------------------------
INFORMATION SERVICES -- 2.2%
--------------------------------------------------------------------------------
            3,700  ADVO, Inc.                                           111,777
--------------------------------------------------------------------------------
           13,034  Apollo Group Inc. Cl A(1)                            899,737
--------------------------------------------------------------------------------
           25,900  BISYS Group Inc. (The)(1)                            386,428
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           18,350  Career Education Corp.(1)                       $    938,236
--------------------------------------------------------------------------------
           22,844  Computer Sciences Corp.(1)                           945,742
--------------------------------------------------------------------------------
           21,859  Convergys Corp.(1)                                   335,317
--------------------------------------------------------------------------------
           18,178  Corinthian Colleges, Inc.(1)                       1,162,120
--------------------------------------------------------------------------------
               45  Dentsu Inc. ORD                                      191,026
--------------------------------------------------------------------------------
            2,800  DST Systems, Inc.(1)                                 104,496
--------------------------------------------------------------------------------
           17,900  Electronic Data Systems Corp.                        386,998
--------------------------------------------------------------------------------
           41,590  Exel plc ORD                                         545,308
--------------------------------------------------------------------------------
           12,600  Fiserv, Inc.(1)                                      472,500
--------------------------------------------------------------------------------
           77,000  HCL Technologies Ltd. ORD                            453,387
--------------------------------------------------------------------------------
           83,900  Hughes Software Systems ORD                          900,591
--------------------------------------------------------------------------------
           21,742  International Business
                   Machines Corp.                                     1,968,520
--------------------------------------------------------------------------------
           14,450  Publicis Groupe ORD                                  456,623
--------------------------------------------------------------------------------
           82,800  Sapient Corporation(1)                               465,336
--------------------------------------------------------------------------------
           57,050  T-Online International AG ORD(1)                     712,907
--------------------------------------------------------------------------------
           10,700  Valassis Communications, Inc.(1)                     291,040
--------------------------------------------------------------------------------
           21,188  Viad Corp.                                           521,013
--------------------------------------------------------------------------------
           58,263  Wanadoo ORD(1)                                       447,879
--------------------------------------------------------------------------------
               38  Yahoo Japan Corporation ORD(1)                       499,543
--------------------------------------------------------------------------------
                                                                     13,196,524
--------------------------------------------------------------------------------
INTERNET -- 0.4%
--------------------------------------------------------------------------------
           15,100  Amazon.com, Inc.(1)                                  816,306
--------------------------------------------------------------------------------
              888  Earthlink Inc.(1)                                      8,525
--------------------------------------------------------------------------------
              930  Netflix Inc.(1)                                       45,570
--------------------------------------------------------------------------------
            4,865  United Online, Inc.(1)                                88,592
--------------------------------------------------------------------------------
              686  VeriSign, Inc.(1)                                     11,120
--------------------------------------------------------------------------------
           33,300  Yahoo! Inc.(1)                                     1,431,234
--------------------------------------------------------------------------------
                                                                      2,401,347
--------------------------------------------------------------------------------
LEISURE -- 0.3%
--------------------------------------------------------------------------------
           20,110  Eastman Kodak Co.                                    489,880
--------------------------------------------------------------------------------
           22,315  Hasbro, Inc.                                         493,384
--------------------------------------------------------------------------------
            1,600  International Speedway Corp.                          68,768
--------------------------------------------------------------------------------
          494,700  Jakarta International Hotel &
                   Development Tbk PT ORD(1)                             37,808
--------------------------------------------------------------------------------
           11,000  Mandalay Resort Group                                472,450
--------------------------------------------------------------------------------
            1,500  Speedway Motorsports Inc.                             43,950
--------------------------------------------------------------------------------
                                                                      1,606,240
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 0.5%
--------------------------------------------------------------------------------
            6,300  CIGNA Corp.                                          337,995
--------------------------------------------------------------------------------
            9,000  Lincoln National Corp.                               352,890
--------------------------------------------------------------------------------
           18,900  MetLife, Inc.                                        617,841
--------------------------------------------------------------------------------
           30,388  Principal Financial Group                          1,006,146
--------------------------------------------------------------------------------
           14,848  Protective Life Corporation                          487,757
--------------------------------------------------------------------------------
            9,000  Torchmark Corp.                                      396,900
--------------------------------------------------------------------------------
                                                                      3,199,529
--------------------------------------------------------------------------------
MEDIA -- 2.0%
--------------------------------------------------------------------------------
           67,830  British Sky Broadcasting plc
                   ORD(1)                                               787,163
--------------------------------------------------------------------------------
           73,673  Disney (Walt) Co.                                  1,701,110
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------

      154,629,440  Dogan Yayin Holding ORD(1)                      $    425,556
--------------------------------------------------------------------------------
           39,000  EchoStar Communications
                   Corp. Cl A(1)                                      1,344,720
--------------------------------------------------------------------------------
            9,500  Entercom Communications
                   Corp.(1)                                             438,900
--------------------------------------------------------------------------------
           20,352  Fox Entertainment Group, Inc.
                   Cl A(1)                                              581,050
--------------------------------------------------------------------------------
           17,170  Grupo Televisa SA ADR                                701,395
--------------------------------------------------------------------------------
           10,761  PanAmSat Corp.(1)                                    237,710
--------------------------------------------------------------------------------
           24,700  Spanish Broadcasting System(1)                       248,235
--------------------------------------------------------------------------------
          113,125  Time Warner Inc.(1)                                1,841,674
--------------------------------------------------------------------------------
          133,300  TV Azteca SA de CV ADR                             1,159,710
--------------------------------------------------------------------------------
           49,440  United Business Media plc
                   ORD                                                  426,693
--------------------------------------------------------------------------------
           28,100  Univision Communications Inc.
                   Cl A(1)                                            1,013,848
--------------------------------------------------------------------------------
           68,014  WPP Group plc ORD                                    652,283
--------------------------------------------------------------------------------
          183,760  ZEE Telefilms Ltd. ORD                               520,325
--------------------------------------------------------------------------------
                                                                     12,080,372
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 2.8%
--------------------------------------------------------------------------------
           21,350  Alcon, Inc.                                        1,241,930
--------------------------------------------------------------------------------
           10,800  Bard (C.R.), Inc.                                    816,480
--------------------------------------------------------------------------------
           14,000  Baxter International, Inc.                           389,480
--------------------------------------------------------------------------------
           18,180  Beckman Coulter Inc.                                 929,907
--------------------------------------------------------------------------------
           25,306  Becton Dickinson & Co.                             1,012,999
--------------------------------------------------------------------------------
          141,172  Boston Scientific Corp.(1)                         5,066,663
--------------------------------------------------------------------------------
           10,124  Cooper Companies, Inc. (The)                         462,161
--------------------------------------------------------------------------------
            1,870  Dade Behring Holdings Inc.(1)                         63,206
--------------------------------------------------------------------------------
           17,900  Fisher Scientific International(1)                   720,833
--------------------------------------------------------------------------------
            6,208  Guidant Corp.                                        352,428
--------------------------------------------------------------------------------
           10,800  Hoya Corp. ORD                                       946,504
--------------------------------------------------------------------------------
           17,281  Inamed Corp.(1)                                    1,354,139
--------------------------------------------------------------------------------
           34,100  Medtronic, Inc.                                    1,541,320
--------------------------------------------------------------------------------
            1,837  Mettler-Toledo International,
                   Inc.(1)                                               72,047
--------------------------------------------------------------------------------
           14,500  St. Jude Medical, Inc.(1)                            918,430
--------------------------------------------------------------------------------
           25,663  Therasense Inc.(1)                                   437,554
--------------------------------------------------------------------------------
           22,700  Waters Corp.(1)                                      725,946
--------------------------------------------------------------------------------
                                                                     17,052,027
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 2.6%
--------------------------------------------------------------------------------
           54,600  AETNA Inc.                                         3,515,148
--------------------------------------------------------------------------------
           23,680  Anthem, Inc.(1)                                    1,707,802
--------------------------------------------------------------------------------
           63,400  Beverly Enterprises Inc.(1)                          496,422
--------------------------------------------------------------------------------
           43,600  Coventry Health Care Inc.(1)                       2,611,640
--------------------------------------------------------------------------------
            9,200  HCA Inc.                                             385,572
--------------------------------------------------------------------------------
           28,574  Health Net Inc.(1)                                   934,370
--------------------------------------------------------------------------------
           14,553  Humana Inc.(1)                                       324,968
--------------------------------------------------------------------------------
           10,800  Kindred Healthcare Inc.(1)                           557,172
--------------------------------------------------------------------------------
           13,000  Manor Care, Inc.                                     459,160
--------------------------------------------------------------------------------
           27,149  McKesson Corp.                                       792,751
--------------------------------------------------------------------------------
           36,415  Medco Health Solutions Inc.(1)                     1,326,598
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           20,500  PacifiCare Health Systems, Inc.(1)              $  1,334,755
--------------------------------------------------------------------------------
           23,900  Tenet Healthcare Corp.(1)                            349,179
--------------------------------------------------------------------------------
           16,200  VCA Antech Inc.(1)                                   506,250
--------------------------------------------------------------------------------
                                                                     15,301,787
--------------------------------------------------------------------------------
MINING & METALS -- 1.4%
--------------------------------------------------------------------------------
           10,900  Alcoa Inc.                                           357,629
--------------------------------------------------------------------------------
           35,292  China Steel Corporation GDR(1)                       559,378
--------------------------------------------------------------------------------
            4,856  Engelhard Corporation                                144,806
--------------------------------------------------------------------------------
       17,778,860  Eregli Demir ve Celik
                   Fabrikalari TAS ORD(1)                               337,343
--------------------------------------------------------------------------------
          439,141  Grupo Mexico SA de CV ORD(1)                         790,776
--------------------------------------------------------------------------------
          207,160  Iscor Ltd. ORD                                       758,061
--------------------------------------------------------------------------------
        1,246,000  Jiangxi Copper Co. Ltd. ORD                          469,247
--------------------------------------------------------------------------------
          110,210  KGHM Polska Miedz SA ORD(1)                          639,801
--------------------------------------------------------------------------------
           26,600  Korea Zinc Co. Ltd. ORD                              574,872
--------------------------------------------------------------------------------
          130,736  Kumba Resources Limited ORD                          757,863
--------------------------------------------------------------------------------
        1,721,400  Millennium Steel PCL ORD(1)                          122,449
--------------------------------------------------------------------------------
            3,900  MMC Norilsk Nickel ADR                               225,654
--------------------------------------------------------------------------------
            4,000  NOK Corporation ORD                                  146,796
--------------------------------------------------------------------------------
            6,600  Nucor Corp.                                          370,326
--------------------------------------------------------------------------------
            5,630  POSCO ORD                                            669,207
--------------------------------------------------------------------------------
           22,100  Schnitzer Steel Industries Inc.                    1,195,832
--------------------------------------------------------------------------------
                                                                      8,120,040
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 1.1%
--------------------------------------------------------------------------------
            7,210  American Axle &
                   Manufacturing Holdings, Inc.(1)                      285,732
--------------------------------------------------------------------------------
            5,900  BorgWarner Inc.                                      466,100
--------------------------------------------------------------------------------
          111,204  Ford Motor Company                                 1,467,893
--------------------------------------------------------------------------------
           10,700  General Motors Corp.                                 457,746
--------------------------------------------------------------------------------
           44,900  Mahindra & Mahindra Ltd.
                    ORD                                                 346,290
--------------------------------------------------------------------------------
          149,000  Nissan Motor Co., Ltd. ORD                         1,703,012
--------------------------------------------------------------------------------
           10,200  Renault SA ORD(1)                                    678,284
--------------------------------------------------------------------------------
            2,100  Superior Industries
                   International, Inc.                                   93,408
--------------------------------------------------------------------------------
      278,504,090  Tofas Turk Otomobil Fabrik
                   ORD(1)                                               418,954
--------------------------------------------------------------------------------
            1,300  Toyota Motor Corp. ADR                                77,441
--------------------------------------------------------------------------------
           15,900  Toyota Motor Corp. ORD                               477,552
--------------------------------------------------------------------------------
                                                                      6,472,412
--------------------------------------------------------------------------------
MULTI-INDUSTRY -- 0.1%
--------------------------------------------------------------------------------
           75,540  Alfa SA de CV ORD                                    228,261
--------------------------------------------------------------------------------
            9,490  Sekonix Co., Ltd. ORD(1)                             207,462
--------------------------------------------------------------------------------
          536,000  Tianjin Development Holdings
                   ORD                                                  253,617
--------------------------------------------------------------------------------
                                                                        689,340
--------------------------------------------------------------------------------
OIL REFINING -- 0.5%
--------------------------------------------------------------------------------
           11,491  ConocoPhillips                                       651,999
--------------------------------------------------------------------------------
           26,832  Marathon Oil Corp.                                   794,496
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------

           23,018  Sunoco, Inc.                                    $  1,105,094
--------------------------------------------------------------------------------
            9,800  Valero Energy Corp.                                  422,380
--------------------------------------------------------------------------------
                                                                      2,973,969
--------------------------------------------------------------------------------
OIL SERVICES -- 0.8%
--------------------------------------------------------------------------------
           51,144  BHP Billiton Limited ORD                             417,625
--------------------------------------------------------------------------------
          138,000  CNOOC Ltd. ORD                                       284,287
--------------------------------------------------------------------------------
           19,800  Diamond Offshore Drilling, Inc.                      347,490
--------------------------------------------------------------------------------
           12,900  Global SantaFe Corp.                                 277,350
--------------------------------------------------------------------------------
           17,480  Mol Magyar Olaj-es Gazipari
                   Rt. ORD                                              492,310
--------------------------------------------------------------------------------
           34,200  Reliance Industries Ltd. ORD                         364,566
--------------------------------------------------------------------------------
           19,562  Schlumberger Ltd.                                    917,850
--------------------------------------------------------------------------------
           21,620  STX Shipbuilding Co. Ltd. ORD(1)                     328,869
--------------------------------------------------------------------------------
           12,400  Transocean Inc.(1)                                   240,312
--------------------------------------------------------------------------------
          854,000  Xinao Gas Holdings Ltd. ORD(1)                       456,314
--------------------------------------------------------------------------------
           34,004  YUKOS ORD                                            386,285
--------------------------------------------------------------------------------
                                                                      4,513,258
--------------------------------------------------------------------------------
PROPERTY AND CASUALTY INSURANCE -- 2.2%
--------------------------------------------------------------------------------
           40,804  Allstate Corp.                                     1,647,665
--------------------------------------------------------------------------------
           27,154  American International Group,
                   Inc.                                               1,573,574
--------------------------------------------------------------------------------
           61,087  Axa ORD                                            1,174,335
--------------------------------------------------------------------------------
           22,725  Berkley (W.R.) Corp.                                 776,059
--------------------------------------------------------------------------------
            2,100  Chubb Corp.                                          137,445
--------------------------------------------------------------------------------
           11,100  Everest Re Group, Ltd.                               912,309
--------------------------------------------------------------------------------
           38,083  Fidelity National Financial, Inc.                  1,345,472
--------------------------------------------------------------------------------
           35,342  First American Financial Corp.
                   (The)                                              1,046,123
--------------------------------------------------------------------------------
            9,900  Hartford Financial Services
                   Group Inc. (The)                                     544,500
--------------------------------------------------------------------------------
           27,861  HCC Insurance Holdings, Inc.                         866,756
--------------------------------------------------------------------------------
           12,100  Horace Mann Educators Corp.                          163,471
--------------------------------------------------------------------------------
           11,800  Loews Corp.                                          503,034
--------------------------------------------------------------------------------
            2,868  Muenchener
                   Rueckversicherungs-
                   Gesellschaft AG ORD                                  326,163
--------------------------------------------------------------------------------
           11,213  Odyssey Re Holdings Corp.                            256,666
--------------------------------------------------------------------------------
           16,000  Radian Group Inc.                                    789,600
--------------------------------------------------------------------------------
            5,632  Swiss Life Holding ORD(1)                          1,024,714
--------------------------------------------------------------------------------
                                                                     13,087,886
--------------------------------------------------------------------------------
PUBLISHING -- 0.1%
--------------------------------------------------------------------------------
            6,600  Gannett Co., Inc.                                    571,560
--------------------------------------------------------------------------------
           11,300  R. R. Donnelley & Sons
                   Company                                              317,078
--------------------------------------------------------------------------------
                                                                        888,638
--------------------------------------------------------------------------------
RAILROADS -- 0.4%
--------------------------------------------------------------------------------
           13,200  Burlington Northern Santa Fe
                   Corp.                                                392,964
--------------------------------------------------------------------------------
            7,100  Canadian National Railway Co.                        421,385
--------------------------------------------------------------------------------
           15,200  Canadian Pacific Railway Ltd.                        414,048
--------------------------------------------------------------------------------
          124,000  Tokyu Corporation ORD                                576,191
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           10,600  Union Pacific Corp.                             $    675,008
--------------------------------------------------------------------------------
                                                                      2,479,596
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 0.5%
--------------------------------------------------------------------------------
           65,287  Annaly Mortgage Management
                   Inc.                                               1,126,855
--------------------------------------------------------------------------------
           49,000  Cheung Kong (Holdings) Ltd.
                   ORD                                                  386,420
--------------------------------------------------------------------------------
            7,700  Equity Residential                                   226,072
--------------------------------------------------------------------------------
            1,300  General Growth Properties, Inc.                      104,780
--------------------------------------------------------------------------------
          850,500  Lalin Property Public
                   Company Limited ORD                                  255,629
--------------------------------------------------------------------------------
           36,000  Mitsui Fudosan Co., Ltd. ORD                         313,858
--------------------------------------------------------------------------------
          585,000  MK Land Holdings BHD ORD                             355,618
--------------------------------------------------------------------------------
           40,000  Sun Hung Kai Properties Ltd.
                   ORD                                                  321,883
--------------------------------------------------------------------------------
                                                                      3,091,115
--------------------------------------------------------------------------------
RESTAURANTS -- 0.8%
--------------------------------------------------------------------------------
           14,700  Brinker International, Inc.(1)                       478,632
--------------------------------------------------------------------------------
            1,782  CBRL Group, Inc.                                      73,508
--------------------------------------------------------------------------------
            9,700  CEC Entertainment Inc.(1)                            487,716
--------------------------------------------------------------------------------
           62,900  CKE Restaurants, Inc.(1)                             440,300
--------------------------------------------------------------------------------
           27,900  Darden Restaurants, Inc.                             577,809
--------------------------------------------------------------------------------
           83,559  McDonald's Corporation                             2,141,617
--------------------------------------------------------------------------------
           12,100  Wendy's International, Inc.                          469,843
--------------------------------------------------------------------------------
                                                                      4,669,425
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 0.9%
--------------------------------------------------------------------------------
           31,500  Edwards (A.G.), Inc.                               1,157,310
--------------------------------------------------------------------------------
            5,800  Goldman Sachs Group, Inc.
                   (The)                                                557,264
--------------------------------------------------------------------------------
            1,300  Legg Mason, Inc.                                     103,623
--------------------------------------------------------------------------------
           13,112  Lehman Brothers Holdings Inc.                        946,818
--------------------------------------------------------------------------------
           25,043  Man Group plc ORD                                    615,309
--------------------------------------------------------------------------------
           25,622  Merrill Lynch & Co., Inc.                          1,454,048
--------------------------------------------------------------------------------
           12,900  Morgan Stanley                                       713,112
--------------------------------------------------------------------------------
            9,200  Schwab (Charles) Corp.                               106,720
--------------------------------------------------------------------------------
                                                                      5,654,204
--------------------------------------------------------------------------------
SEMICONDUCTOR -- 5.1%
--------------------------------------------------------------------------------
          108,000  Acer Inc. ORD                                        154,331
--------------------------------------------------------------------------------
           88,000  Advanced Micro Devices, Inc.(1)                    1,582,240
--------------------------------------------------------------------------------
            1,613  Altera Corp.(1)                                       40,857
--------------------------------------------------------------------------------
           35,900  Alvarion Ltd.(1)                                     353,615
--------------------------------------------------------------------------------
           22,100  Amkor Technology, Inc.(1)                            431,392
--------------------------------------------------------------------------------
           26,600  Applied Materials, Inc.(1)                           646,380
--------------------------------------------------------------------------------
            1,632  Arrow Electronics, Inc.(1)                            38,156
--------------------------------------------------------------------------------
           21,258  Asyst Technologies Inc.(1)                           387,959
--------------------------------------------------------------------------------
          227,000  AU Optronics Corp. ORD                               271,868
--------------------------------------------------------------------------------
           33,832  Avnet Inc.(1)                                        721,637
--------------------------------------------------------------------------------
           11,000  Canon, Inc. ORD                                      508,125
--------------------------------------------------------------------------------
          449,400  Career Technology Company
                   Limited ORD(1)                                       584,286
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------

           50,900  Cirrus Logic Inc.(1)                            $    437,740
--------------------------------------------------------------------------------
          187,372  Intel Corp.                                        6,263,846
--------------------------------------------------------------------------------
           17,100  International Rectifier Corp.(1)                     934,002
--------------------------------------------------------------------------------
          242,000  King Yuan Electronics
                   Company Limited ORD(1)                               241,646
--------------------------------------------------------------------------------
           25,000  Konica Minolta Holdings Inc.
                   ORD                                                  295,782
--------------------------------------------------------------------------------
           26,800  Linear Technology Corp.                            1,156,152
--------------------------------------------------------------------------------
          115,200  Malaysian Pacific Industries
                   ORD                                                  515,368
--------------------------------------------------------------------------------
           22,500  Microchip Technology Inc.                            774,000
--------------------------------------------------------------------------------
            6,300  Murata Manufacturing Co.,
                   Ltd. ORD                                             356,007
--------------------------------------------------------------------------------
           21,200  National Semiconductor Corp.(1)                      948,064
--------------------------------------------------------------------------------
          151,650  Novatek Microelectronics
                   Corp., Ltd. ORD                                      448,511
--------------------------------------------------------------------------------
          239,000  O-TA Precision Industry Co Ltd.
                   ORD                                                  472,401
--------------------------------------------------------------------------------
           19,500  O2Micro International Ltd.(1)                        468,000
--------------------------------------------------------------------------------
           36,779  OmniVision Technologies, Inc.(1)                   2,396,520
--------------------------------------------------------------------------------
           83,000  Optimax Technology
                   Corporation ORD                                      232,108
--------------------------------------------------------------------------------
           36,000  QUALCOMM Inc.                                      1,603,800
--------------------------------------------------------------------------------
          184,300  Quanta Computer Inc. ORD                             434,441
--------------------------------------------------------------------------------
            6,250  Samsung Electronics ORD                            2,415,735
--------------------------------------------------------------------------------
           37,800  SanDisk Corp.(1)                                   3,056,508
--------------------------------------------------------------------------------
           12,799  STMicroelectronics N.V. New
                   York Shares                                          356,708
--------------------------------------------------------------------------------
          606,400  Taiwan Semiconductor
                   Manufacturing Co. Ltd. ORD(1)                      1,127,567
--------------------------------------------------------------------------------
            1,383  Texas Instruments Inc.                                41,158
--------------------------------------------------------------------------------
          386,000  United Microelectronics Corp.
                   ORD(1)                                               339,092
--------------------------------------------------------------------------------
                                                                     31,036,002
--------------------------------------------------------------------------------
SPECIALTY STORES -- 1.6%
--------------------------------------------------------------------------------
            6,750  Advance Auto Parts(1)                                550,935
--------------------------------------------------------------------------------
           14,250  Barnes & Noble Inc.(1)                               472,815
--------------------------------------------------------------------------------
              659  Best Buy Co., Inc.                                    40,858
--------------------------------------------------------------------------------
           36,100  BJ's Wholesale Club Inc.(1)                          918,745
--------------------------------------------------------------------------------
           43,815  Blockbuster Inc.                                     748,360
--------------------------------------------------------------------------------
           40,194  Claire's Stores Inc.                               1,865,001
--------------------------------------------------------------------------------
            8,700  CVS Corp.                                            325,902
--------------------------------------------------------------------------------
           79,970  Foschini Limited ORD                                 231,852
--------------------------------------------------------------------------------
           26,900  Lowe's Companies, Inc.                             1,568,270
--------------------------------------------------------------------------------
           10,500  O'Reilly Automotive, Inc.(1)                         456,960
--------------------------------------------------------------------------------
           13,624  RadioShack Corp.(1)                                  424,388
--------------------------------------------------------------------------------
           23,216  Rent-A-Center Inc.(1)                                754,288
--------------------------------------------------------------------------------
           16,373  Staples, Inc.(1)                                     444,527
--------------------------------------------------------------------------------
           12,600  Williams-Sonoma Inc.(1)                              454,104
--------------------------------------------------------------------------------
           15,000  Yankee Candle Company Inc.(1)                        442,800
--------------------------------------------------------------------------------
                                                                      9,699,805
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
TELEPHONE -- 1.5%
--------------------------------------------------------------------------------
           23,535  AT&T Corp.                                      $    466,699
--------------------------------------------------------------------------------
           45,164  BellSouth Corp.                                    1,175,619
--------------------------------------------------------------------------------
            1,451  CenturyTel Inc.                                       47,448
--------------------------------------------------------------------------------
            6,500  Commonwealth Telephone
                   Enterprise Inc.(1)                                   244,530
--------------------------------------------------------------------------------
          268,322  Covad Communications Group
                   Inc.(1)                                            1,073,288
--------------------------------------------------------------------------------
          458,500  PT Telekomunikasi Indonesia
                   ORD                                                  331,543
--------------------------------------------------------------------------------
           87,300  SBC Communications Inc.                            2,032,344
--------------------------------------------------------------------------------
           70,202  Sprint Corp.                                       1,052,328
--------------------------------------------------------------------------------
           14,730  Tele Norte Leste Participacoes
                   SA ADR                                               208,135
--------------------------------------------------------------------------------
           42,166  Telefonica SA ORD                                    546,130
--------------------------------------------------------------------------------
           52,643  Verizon Communications                             1,725,111
--------------------------------------------------------------------------------
                                                                      8,903,175
--------------------------------------------------------------------------------
THRIFTS -- 0.3%
--------------------------------------------------------------------------------
           41,164  Washington Mutual, Inc.                            1,885,723
--------------------------------------------------------------------------------
TOBACCO -- 0.4%
--------------------------------------------------------------------------------
           40,099  Altria Group Inc.                                  2,085,148
--------------------------------------------------------------------------------
            2,645  R.J. Reynolds Tobacco
                   Holdings, Inc.                                       146,004
--------------------------------------------------------------------------------
            5,400  UST Inc.                                             194,346
--------------------------------------------------------------------------------
                                                                      2,425,498
--------------------------------------------------------------------------------
TRUCKING & SHIPPING & AIR FREIGHT -- 0.7%
--------------------------------------------------------------------------------
               42  AP Moller - Maersk AS ORD                            301,301
--------------------------------------------------------------------------------
            2,100  CNF Inc.                                              70,182
--------------------------------------------------------------------------------
            1,000  FedEx Corporation                                     72,700
--------------------------------------------------------------------------------
           40,200  Hanjin Shipping ORD                                  678,326
--------------------------------------------------------------------------------
           90,330  Hyundai Merchant Marine ORD(1)                       658,488
--------------------------------------------------------------------------------
          562,000  Neptune Orient Lines ORD(1)                          691,171
--------------------------------------------------------------------------------
          274,680  Seyang Shipping Co. ORD(1)                           465,772
--------------------------------------------------------------------------------
           17,697  United Parcel Service, Inc. Cl B                   1,287,810
--------------------------------------------------------------------------------
                                                                      4,225,750
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 3.2%
--------------------------------------------------------------------------------
           11,497  ALLTEL Corp.                                         522,079
--------------------------------------------------------------------------------
           31,340  America Movil SA de CV
                   Series L ADR                                         803,558
--------------------------------------------------------------------------------
          267,054  Bharti Televentures ORD(1)                           495,074
--------------------------------------------------------------------------------
            6,300  China Telecom Corp. Ltd. ADR                         203,049
--------------------------------------------------------------------------------
           51,329  Deutsche Telekom ORD(1)                              852,555
--------------------------------------------------------------------------------
           32,251  France Telecom SA ORD(1)                             831,556
--------------------------------------------------------------------------------
               80  KDDI Corp. ORD                                       417,017
--------------------------------------------------------------------------------
           14,860  KH Vatec Co., Ltd. ORD                               621,303
--------------------------------------------------------------------------------
          430,040  mmO2 plc ORD(1)                                      557,183
--------------------------------------------------------------------------------
            5,150  Mobile Telesystems ADR                               424,875
--------------------------------------------------------------------------------
          225,130  MTN Group Limited ORD(1)                             916,961
--------------------------------------------------------------------------------
          123,545  Nextel Communications, Inc.(1)                     3,129,394
--------------------------------------------------------------------------------
           15,910  Nice Systems Ltd. ADR(1)                             377,863
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2003

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------

           28,000  NII Holdings Inc. Cl B(1)                       $  2,126,599
--------------------------------------------------------------------------------
              131  NTT DoCoMo, Inc. ORD                                 282,235
--------------------------------------------------------------------------------
           34,290  Orascom Telecom Holding SAE
                   ORD(1)                                               358,947
--------------------------------------------------------------------------------
           32,050  Partner Communications ORD(1)                        219,988
--------------------------------------------------------------------------------
          261,500  PT Indonesian Satellite Corp
                   Tbk ORD                                              353,586
--------------------------------------------------------------------------------
            9,671  Tele2 AB ORD(1)                                      493,686
--------------------------------------------------------------------------------
           29,060  Telecom Argentina SA ADR(1)                          228,121
--------------------------------------------------------------------------------
           72,440  Telkom SA Limited ORD(1)                             741,315
--------------------------------------------------------------------------------
       19,306,003  Uralsvyazinform ORD                                  613,931
--------------------------------------------------------------------------------
            7,200  Vimpel-Communications ADR(1)                         500,256
--------------------------------------------------------------------------------
           46,800  Vodafone Group plc ADR                             1,092,780
--------------------------------------------------------------------------------
          700,083  Vodafone Group plc ORD                             1,609,213
--------------------------------------------------------------------------------
          235,973  VolgaTelecom ORD                                     550,997
--------------------------------------------------------------------------------
                                                                     19,324,121
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $388,181,166)                                                 462,614,421
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 0.7%

GAS & WATER UTILITIES -- 0.3%
--------------------------------------------------------------------------------
       54,364,810  Centrais Eletricas Brasileiras
                   SA ORD                                               767,678
--------------------------------------------------------------------------------
       12,735,790  Companhia de Gas de Sao
                   Paulo Cl A ORD(1)                                    645,003
--------------------------------------------------------------------------------
       25,813,652  Eletropaulo Metropolitana de
                   Sao Paulo SA ORD(1)                                  530,117
--------------------------------------------------------------------------------
                                                                      1,942,798
--------------------------------------------------------------------------------
MEDIA -- 0.1%
--------------------------------------------------------------------------------
            4,500  Cablevision Systems Corp.,
                   Series H, 11.75%, 10/1/07                            475,875
--------------------------------------------------------------------------------
MINING & METALS -- 0.1%
--------------------------------------------------------------------------------
       31,911,830  Companhia Siderurgica de
                   Tubarao ORD                                          858,998
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 0.1%
--------------------------------------------------------------------------------
              740  Porsche AG ORD                                       382,533
--------------------------------------------------------------------------------
TELEPHONE(2)
--------------------------------------------------------------------------------
        5,000,000  Sibirtelecom ORD                                     102,500
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 0.1%
--------------------------------------------------------------------------------
      270,583,930  Telemig Celular Participacoes
                   SA ORD                                               470,261
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost $3,255,917)                                                     4,232,965
--------------------------------------------------------------------------------
CORPORATE BONDS -- 8.0%

ALCOHOL(2)
--------------------------------------------------------------------------------
      $   150,000  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 8/6/03,
                   Cost $149,486)(3)                                    150,977
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
APPAREL & TEXTILES(2)
--------------------------------------------------------------------------------
      $   200,000  Perry Ellis International Inc.,
                   8.875%, 9/15/13 (Acquired
                   9/15/03, Cost $200,000)(3)                      $    209,500
--------------------------------------------------------------------------------
BANKS -- 0.3%
--------------------------------------------------------------------------------
          600,000  Bank of America Corp.,
                   4.375%, 12/1/10                                      595,628
--------------------------------------------------------------------------------
          500,000  Citigroup Inc., 7.25%, 10/1/10                       580,264
--------------------------------------------------------------------------------
          350,000  US Bancorp, 2.75%, 3/30/06                           352,141
--------------------------------------------------------------------------------
          250,000  Wells Fargo & Co., 4.95%,
                   10/16/13                                             248,585
--------------------------------------------------------------------------------
                                                                      1,776,618
--------------------------------------------------------------------------------
CHEMICALS -- 0.3%
--------------------------------------------------------------------------------
          400,000  Crompton Corp., 8.50%,
                   3/15/05                                              418,000
--------------------------------------------------------------------------------
          250,000  Huntsman ICI Chemicals,
                   10.125%, 7/1/09                                      250,625
--------------------------------------------------------------------------------
          500,000  Huntsman International
                   Holdings LLC, 13.17%,
                   12/31/09(4)                                          221,250
--------------------------------------------------------------------------------
          450,000  Lyondell Chemical Co., 9.50%,
                   12/15/08                                             459,000
--------------------------------------------------------------------------------
          500,000  United Industries Corp.,
                   9.875%, 4/1/09                                       522,500
--------------------------------------------------------------------------------
                                                                      1,871,375
--------------------------------------------------------------------------------
CLOTHING STORES(2)
--------------------------------------------------------------------------------
          150,000  Limited Brands, 6.95%, 3/1/33                        162,827
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 0.6%
--------------------------------------------------------------------------------
          225,000  Associated Materials Inc.,
                   9.75%, 4/15/12                                       244,125
--------------------------------------------------------------------------------
          500,000  Atrium Companies Inc.,
                   Series B, 10.50%, 5/1/09                             533,124
--------------------------------------------------------------------------------
          125,000  Beazer Homes USA Inc.,
                   8.375%, 4/15/12                                      138,125
--------------------------------------------------------------------------------
          275,000  Integrated Electrical Services
                   Inc., 9.375%, 2/1/09                                 291,500
--------------------------------------------------------------------------------
          175,000  Integrated Electrical Services
                   Inc., 9.375%, 2/1/09                                 185,500
--------------------------------------------------------------------------------
          300,000  KB Home, 9.50%, 2/15/11                              338,250
--------------------------------------------------------------------------------
          250,000  Meritage Corporation, 9.75%,
                   6/1/11                                               279,063
--------------------------------------------------------------------------------
           25,000  Meritage Corporation, 9.75%,
                   6/1/11 (Acquired 9/18/03,
                   Cost $27,250)(3)                                      27,906
--------------------------------------------------------------------------------
          250,000  Nortek Holdings Inc., 9.25%,
                   3/15/07                                              258,750
--------------------------------------------------------------------------------
          400,000  Nortek Holdings Inc., 0.00%,
                   11/15/07 (Acquired
                   11/19/03, Cost $271,396)(3)(5)                       286,000
--------------------------------------------------------------------------------
          200,000  Schuler Homes, Inc., 10.50%,
                   7/15/11                                              229,750
--------------------------------------------------------------------------------
          225,000  Standard-Pacific Corp., 9.25%,
                   4/15/12                                              250,875
--------------------------------------------------------------------------------
          325,000  URS Corp., 12.25%, 5/1/09                            346,125
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   200,000  William Lyon Homes Inc.,
                   10.75%, 4/1/13                                  $    225,250
--------------------------------------------------------------------------------
                                                                      3,634,343
--------------------------------------------------------------------------------
CONSUMER DURABLES -- 0.1%
--------------------------------------------------------------------------------
          275,000  Merisant Co., 9.50%, 7/15/13
                   (Acquired 6/27/03-11/13/03,
                   Cost $286,063)(3)                                    283,250
--------------------------------------------------------------------------------
          425,000  Sealy Mattress Co., Series B,
                   10.875%, 12/15/07                                    443,063
--------------------------------------------------------------------------------
                                                                        726,313
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 0.1%
--------------------------------------------------------------------------------
          600,000  Boeing Capital Corp., VRN,
                   1.59%, 12/26/03, resets
                   quarterly off the 3-month
                   LIBOR plus 0.45% with
                   no caps                                              600,302
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.6%
--------------------------------------------------------------------------------
            8,000  iShares GS $ InvesTop
                   Corporate Bond Fund(6)                               880,480
--------------------------------------------------------------------------------
        1,095,000  Lehman Brothers TRAINS(SM),
                   Series 10-2002, 6.96%,
                   1/15/12 (Acquired 5/23/02-
                   8/14/02, Cost $1,138,579)(3)                       1,227,438
--------------------------------------------------------------------------------
          440,000  Lehman Brothers TRAINS(SM),
                   Series L-2002, 7.75%,
                   11/15/31 (Acquired 4/14/03,
                   Cost $508,090)(3)                                    517,072
--------------------------------------------------------------------------------
          814,000  Morgan Stanley TRACERS(SM),
                   7.70%, 3/1/32 (Acquired
                   3/15/02-8/28/02, Cost
                   $860,282)(3)                                         941,796
--------------------------------------------------------------------------------
                                                                      3,566,786
--------------------------------------------------------------------------------
DRUGS(2)
--------------------------------------------------------------------------------
          100,000  Schering-Plough Corp., 5.30%,
                   12/1/13                                              100,061
--------------------------------------------------------------------------------
ELECTRICAL UTILITY -- 0.3%
--------------------------------------------------------------------------------
          325,000  Calpine Canada Energy
                   Finance, 8.50%, 5/1/08                               242,125
--------------------------------------------------------------------------------
          200,000  Constellation Energy Group
                   Inc., 4.55%, 6/15/15                                 184,652
--------------------------------------------------------------------------------
          300,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                      304,414
--------------------------------------------------------------------------------
          300,000  MSW Energy Holdings
                   LLC/MSW Energy Finance Co.
                   Inc., 8.50%, 9/1/10 (Acquired
                   6/11/03, Cost $310,500)(3)                           324,749
--------------------------------------------------------------------------------
          250,000  Progress Energy Inc., 7.10%,
                   3/1/11                                               281,844
--------------------------------------------------------------------------------
          200,000  Tampa Electric Co., 6.375%,
                   8/15/12                                              214,884
--------------------------------------------------------------------------------
          250,000  Virginia Electric and Power
                   Co., 5.75%, 3/31/06                                  266,866
--------------------------------------------------------------------------------
                                                                      1,819,534
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 0.3%
--------------------------------------------------------------------------------
      $   275,000  BRL Universal Equipment,
                   8.875%, 2/15/08                                 $    297,000
--------------------------------------------------------------------------------
          350,000  Forest Oil Corp., 7.75%,
                   5/1/14                                               367,499
--------------------------------------------------------------------------------
          300,000  Magnum Hunter Resources
                   Inc., 9.60%, 3/15/12                                 337,500
--------------------------------------------------------------------------------
           79,000  Nuevo Energy Co., 9.50%,
                   6/1/08                                                83,148
--------------------------------------------------------------------------------
          250,000  Occidental Petroleum Corp.,
                   4.25%, 3/15/10                                       249,532
--------------------------------------------------------------------------------
          225,000  Range Resources Corp.,
                   7.375%, 7/15/13                                      226,125
--------------------------------------------------------------------------------
          150,000  XTO Energy Inc., 6.25%,
                   4/15/13                                              159,000
--------------------------------------------------------------------------------
                                                                      1,719,804
--------------------------------------------------------------------------------
ENTERTAINMENT -- 0.1%
--------------------------------------------------------------------------------
          275,000  Resorts International Hotel and
                   Casino Inc., 11.50%, 3/15/09                         293,562
--------------------------------------------------------------------------------
          225,000  Six Flags Inc., 8.875%, 2/1/10                       221,063
--------------------------------------------------------------------------------
          200,000  Six Flags Inc., 9.75%, 4/15/13                       203,750
--------------------------------------------------------------------------------
                                                                        718,375
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.3%
--------------------------------------------------------------------------------
          200,000  Allied Waste North America,
                   Inc., Series B, 7.625%, 1/1/06                       210,000
--------------------------------------------------------------------------------
          300,000  Allied Waste North America,
                   Inc., Series B, 10.00%, 8/1/09                       325,500
--------------------------------------------------------------------------------
          275,000  Casella Waste Systems Inc.,
                   9.75%, 2/1/13                                        309,375
--------------------------------------------------------------------------------
          500,000  Newpark Resources, 8.625%,
                   12/15/07                                             517,500
--------------------------------------------------------------------------------
          300,000  Waste Management Inc.,
                   7.00%, 10/15/06                                      329,608
--------------------------------------------------------------------------------
                                                                      1,691,983
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 0.6%
--------------------------------------------------------------------------------
          350,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03, Cost
                   $349,314)(3)                                         356,433
--------------------------------------------------------------------------------
          300,000  American General Finance
                   Corp., Series H, 4.50%,
                   11/15/07                                             310,804
--------------------------------------------------------------------------------
          500,000  American Honda Finance
                   Corp., VRN, 1.53%, 2/17/04,
                   resets quarterly off the
                   3-month LIBOR plus 0.35%
                   with no caps (Acquired
                   10/30/03, Cost $501,930)(3)                          502,326
--------------------------------------------------------------------------------
          400,000  Ford Motor Credit Co., 6.875%,
                   2/1/06                                               421,212
--------------------------------------------------------------------------------
          100,000  Ford Motor Credit Co., 5.625%,
                   10/1/08                                               99,846
--------------------------------------------------------------------------------
          250,000  Ford Motor Credit Co., 5.80%,
                   1/12/09                                              250,322
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   200,000  Ford Motor Credit Co., 7.00%,
                   10/1/13                                         $    203,158
--------------------------------------------------------------------------------
          200,000  Ford Motor Credit Co., VRN,
                   1.59%, 12/31/03, resets
                   quarterly off the 3-month
                   LIBOR plus 0.45% with
                   no caps                                              197,421
--------------------------------------------------------------------------------
          500,000  Ford Motor Credit Co,, VRN,
                   1.35%, 1/28/04, resets
                   quarterly off the 3-month
                   LIBOR plus 0.19% with
                   no caps                                              493,464
--------------------------------------------------------------------------------
          190,000  General Electric Capital Corp.,
                   4.25%, 12/1/10                                       187,568
--------------------------------------------------------------------------------
          300,000  General Electric Co., 5.00%,
                   2/1/13                                               301,645
--------------------------------------------------------------------------------
          300,000  General Motors Acceptance
                   Corp., VRN, 3.14%, 12/3/03,
                   resets quarterly off the
                   3-month LIBOR plus 2.00%
                   with no caps                                         303,624
--------------------------------------------------------------------------------
                                                                      3,627,823
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 0.1%
--------------------------------------------------------------------------------
          350,000  Cadbury Schweppes US
                   Finance LLC, 5.125%, 10/1/13
                   (Acquired 9/22/03-10/8/03,
                   Cost $348,086)(3)                                    347,573
--------------------------------------------------------------------------------
          300,000  Diageo Capital plc, 3.375%,
                   3/20/08                                              296,599
--------------------------------------------------------------------------------
                                                                        644,172
---------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.1%
--------------------------------------------------------------------------------
          200,000  Abitibi-Consolidated Finance
                   L.P., 7.875%, 8/1/09                                 210,318
--------------------------------------------------------------------------------
          225,000  Ainsworth Lumber Co. Ltd.,
                   12.50%, 7/15/07                                      262,125
--------------------------------------------------------------------------------
          300,000  Tembec Industries Inc., 7.75%,
                   3/15/12                                              282,750
--------------------------------------------------------------------------------
                                                                        755,193
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 0.2%
--------------------------------------------------------------------------------
          100,000  CenterPoint Energy Resources
                   Corp., 6.50%, 2/1/08                                 106,821
--------------------------------------------------------------------------------
          350,000  El Paso Corp., 7.875%,
                   6/15/12                                              309,750
--------------------------------------------------------------------------------
          250,000  El Paso Corp., 7.75%, 1/15/32                        197,500
--------------------------------------------------------------------------------
          150,000  Sempra Energy, 6.00%, 2/1/13                         159,038
--------------------------------------------------------------------------------
          300,000  Williams Cos Inc., 8.125%,
                   3/15/12                                              325,500
--------------------------------------------------------------------------------
                                                                      1,098,609
--------------------------------------------------------------------------------
GROCERY STORES -- 0.1%
--------------------------------------------------------------------------------
          200,000  Delhaize America Inc., 7.375%,
                   4/15/06                                              216,500
--------------------------------------------------------------------------------
          250,000  Safeway Inc., 6.15%, 3/1/06                          267,042
--------------------------------------------------------------------------------
          225,000  Stater Brothers Holdings,
                   10.75%, 8/15/06                                      237,938
--------------------------------------------------------------------------------
                                                                        721,480
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
HOME PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
      $   300,000  Dial Corp., 7.00%, 8/15/06                      $    326,771
--------------------------------------------------------------------------------
          225,000  Sealy Mattress Co., 9.875%,
                   12/15/07                                             233,438
--------------------------------------------------------------------------------
                                                                        560,209
--------------------------------------------------------------------------------
HOTELS -- 0.2%
--------------------------------------------------------------------------------
          225,000  Aztar Corp., 8.875%, 5/15/07                         235,969
--------------------------------------------------------------------------------
          300,000  MGM Mirage Inc., 6.00%,
                   10/1/09                                              305,625
--------------------------------------------------------------------------------
          200,000  MGM Mirage Inc., 6.75%,
                   2/1/08                                               212,500
--------------------------------------------------------------------------------
          225,000  Starwood Hotels & Resorts
                   Worldwide Inc., 7.875%,
                   5/1/12                                               250,594
--------------------------------------------------------------------------------
                                                                      1,004,688
--------------------------------------------------------------------------------
INDUSTRIAL SERVICES -- 0.1%
--------------------------------------------------------------------------------
          500,000  Graham Packaging Co.,
                   Series B, 10.75%, 1/15/09                            518,750
--------------------------------------------------------------------------------
          300,000  United Rentals Inc., 9.25%,
                   1/15/09                                              315,750
--------------------------------------------------------------------------------
                                                                        834,500
--------------------------------------------------------------------------------
INFORMATION SERVICES -- 0.1%
--------------------------------------------------------------------------------
          500,000  Pacifica Papers Inc., 10.00%,
                   3/15/09                                              531,250
--------------------------------------------------------------------------------
          250,000  Quebecor World Inc., 6.125%,
                   11/15/13 (Acquired 10/29/03,
                   Cost $248,128)(3)                                    250,400
--------------------------------------------------------------------------------
                                                                        781,650
--------------------------------------------------------------------------------
LEISURE -- 0.4%
--------------------------------------------------------------------------------
          200,000  Bally Total Fitness Holding
                   Corp., 10.50%, 7/15/11
                   (Acquired 6/26/03, Cost
                   $200,000)(3)                                         200,500
--------------------------------------------------------------------------------
          250,000  Hollywood Casino Shreveport
                   Corp., 13.00%, 8/1/06                                168,750
--------------------------------------------------------------------------------
          225,000  Isle of Capri Casinos, 8.75%,
                   4/15/09                                              237,938
--------------------------------------------------------------------------------
          313,000  Mandalay Resort Group,
                   9.375%, 2/15/10                                      361,515
--------------------------------------------------------------------------------
          375,000  Park Place Entertainment
                   Corp., 9.375%, 2/15/07                               419,999
--------------------------------------------------------------------------------
          125,000  Penn National Gaming Inc.,
                   11.125%, 3/1/08                                      141,250
--------------------------------------------------------------------------------
          275,000  Penn National Gaming Inc.,
                   8.875%, 3/15/10                                      298,375
--------------------------------------------------------------------------------
          225,000  Poster Financial Group Inc.,
                   8.75%, 12/1/11 (Acquired
                   11/18/03, Cost $227,750)(3)(7)                       231,469
--------------------------------------------------------------------------------
          225,000  Venetian Casino Resort LLC,
                   11.00%, 6/15/10                                      261,563
--------------------------------------------------------------------------------
                                                                      2,321,359
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 0.1%
--------------------------------------------------------------------------------
          300,000  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $299,994)(3)                            301,171
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MEDIA -- 0.8%
--------------------------------------------------------------------------------
      $   275,000  Charter Communications
                   Holdings LLC, 0.00%, 4/1/04(5)                  $    213,125
--------------------------------------------------------------------------------
          425,000  Charter Communications
                   Holdings LLC, 10.75%,
                   10/1/09                                              365,500
--------------------------------------------------------------------------------
          300,000  Comcast Cable
                   Communications, 8.375%,
                   5/1/07                                               345,124
--------------------------------------------------------------------------------
          350,000  Comcast Corp., 5.50%,
                   3/15/11                                              361,796
--------------------------------------------------------------------------------
          200,000  COX Communications Inc.,
                   6.75%, 3/15/11                                       223,913
--------------------------------------------------------------------------------
          350,000  CSC Holdings Inc., 7.875%,
                   12/15/07                                             360,500
--------------------------------------------------------------------------------
          225,000  Dex Media Inc., 0.00%,
                   11/15/08 (Acquired 11/6/03,
                   Cost $147,094)(3)(5)                                 151,875
--------------------------------------------------------------------------------
          225,000  Echostar DBS Corp., 9.375%,
                   2/1/09                                               238,500
--------------------------------------------------------------------------------
          150,000  Garden State Newspapers Inc.,
                   8.625%, 7/1/11                                       159,000
--------------------------------------------------------------------------------
          500,000  Imax Corp., 7.875%, 12/1/05                          511,249
--------------------------------------------------------------------------------
          300,000  Imax Corp., 9.625%, 12/1/10
                   (Acquired 11/19/03, Cost
                   $301,250)(3)(7)                                      312,000
--------------------------------------------------------------------------------
          400,000  Liberty Media Corp., VRN,
                   2.64%, 12/15/03, resets
                   quarterly off the 3-month
                   LIBOR plus 1.50% with
                   no caps                                              404,527
--------------------------------------------------------------------------------
          250,000  Mediacom LLC, 8.50%,
                   4/15/08                                              247,500
--------------------------------------------------------------------------------
          225,000  Mediacom LLC, 9.50%,
                   1/15/13                                              224,438
--------------------------------------------------------------------------------
          100,000  News America Holdings,
                   7.75%, 1/20/24                                       116,241
--------------------------------------------------------------------------------
          150,000  Shaw Communications Inc.,
                   8.25%, 4/11/10                                       168,750
--------------------------------------------------------------------------------
          300,000  Walt Disney Company, 5.50%,
                   12/29/06                                             319,070
--------------------------------------------------------------------------------
                                                                      4,723,108
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
          300,000  Beckman Coulter Inc., 7.45%,
                   3/4/08                                               339,017
--------------------------------------------------------------------------------
          275,000  Sybron Dental Specialties Inc.,
                   8.125%, 6/15/12                                      299,063
--------------------------------------------------------------------------------
                                                                        638,080
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 0.1%
--------------------------------------------------------------------------------
          350,000  Genesis HealthCare Corp.,
                   8.00%, 10/15/13 (Acquired
                   10/30/03, Cost $357,438)(3)                          357,875
--------------------------------------------------------------------------------
          275,000  Universal Hospital Services
                   Inc., 10.125%, 11/1/11
                   (Acquired 10/9/03, Cost
                   $283,938)(3)                                         286,000
--------------------------------------------------------------------------------
                                                                        643,875
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MINING & METALS -- 0.1%
--------------------------------------------------------------------------------
      $   250,000  Ball Corp., 7.75%, 8/1/06                       $    271,875
--------------------------------------------------------------------------------
          350,000  IPSCO Inc., 8.75%, 6/1/13
                   (Acquired 6/13/03-7/1/03,
                   Cost $360,063)(3)                                    379,750
--------------------------------------------------------------------------------
          150,000  Massey Energy Co., 6.625%,
                   11/15/10 (Acquired 11/5/03,
                   Cost $150,000)(3)                                    152,250
--------------------------------------------------------------------------------
                                                                        803,875
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 0.3%
--------------------------------------------------------------------------------
          350,000  Asbury Automotive Group Inc.,
                   9.00%, 6/15/12                                       370,125
--------------------------------------------------------------------------------
          225,000  Dana Corp., 9.00%, 8/15/11                           256,500
--------------------------------------------------------------------------------
          550,000  General Motors Corporation,
                   7.20%, 1/15/11                                       582,105
--------------------------------------------------------------------------------
          225,000  TRW Automotive Inc., 9.375%,
                   2/15/13 (Acquired 2/6/03,
                   Cost $225,000)(3)                                    255,375
--------------------------------------------------------------------------------
          225,000  United Auto Group, Inc.,
                   9.625%, 3/15/12                                      250,875
--------------------------------------------------------------------------------
                                                                      1,714,980
--------------------------------------------------------------------------------
MULTI-INDUSTRY -- 0.1%
--------------------------------------------------------------------------------
          250,000  Hutchison Whampoa
                   International Ltd., 5.45%,
                   11/24/10 (Acquired 11/19/03,
                   Cost $249,353)(3)                                    249,996
--------------------------------------------------------------------------------
          375,000  Key Components, Inc., 10.50%,
                   6/1/08                                               377,812
--------------------------------------------------------------------------------
                                                                        627,808
--------------------------------------------------------------------------------
OIL REFINING(2)
--------------------------------------------------------------------------------
          250,000  Kinder Morgan Energy
                   Partners L.P., 5.00%, 12/15/13                       245,825
--------------------------------------------------------------------------------
OIL SERVICES -- 0.1%
--------------------------------------------------------------------------------
          250,000  Pemex Project Funding Master
                   Trust, 7.375%, 12/15/14                              263,750
--------------------------------------------------------------------------------
          201,000  Pride International Inc.,
                   9.375%, 5/1/07                                       207,533
--------------------------------------------------------------------------------
                                                                        471,283
--------------------------------------------------------------------------------
PROPERTY AND CASUALTY INSURANCE(2)
--------------------------------------------------------------------------------
          250,000  American International Group,
                   4.25%, 5/15/13 (Acquired
                   5/8/03, Cost $248,753)(3)                            236,487
--------------------------------------------------------------------------------
PUBLISHING -- 0.1%
--------------------------------------------------------------------------------
          225,000  Cadmus Communications
                   Corp., 9.75%, 6/1/09                                 241,313
--------------------------------------------------------------------------------
          225,000  Hollinger International
                   Publishing, 9.00%, 12/15/10                          239,625
--------------------------------------------------------------------------------
                                                                        480,938
--------------------------------------------------------------------------------
RESTAURANTS -- 0.1%
--------------------------------------------------------------------------------
          425,000  Friendly Ice Cream, 10.50%,
                   12/1/07                                              442,531
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 0.3%
--------------------------------------------------------------------------------
      $   200,000  Credit Suisse First Boston
                   USA Inc., VRN, 1.42%,
                   12/19/03, resets quarterly off
                   the 3-month LIBOR plus
                   0.28% with no caps                              $    200,452
--------------------------------------------------------------------------------
          300,000  Credit Suisse First Boston
                   USA Inc., 5.75%, 4/15/07                             323,625
--------------------------------------------------------------------------------
          250,000  Goldman Sachs Group Inc.,
                   5.25%, 10/15/13                                      250,733
--------------------------------------------------------------------------------
          300,000  Merrill Lynch & Co., Inc.,
                   2.07%, 6/12/06                                       295,925
--------------------------------------------------------------------------------
          300,000  Merrill Lynch & Co., Inc.,
                   3.70%, 4/21/08                                       300,128
--------------------------------------------------------------------------------
          300,000  Morgan Stanley, 4.25%,
                   5/15/10                                              296,491
--------------------------------------------------------------------------------
                                                                      1,667,354
---------------------------------------------------------------------------------
SPECIALTY STORES -- 0.1%
--------------------------------------------------------------------------------
          250,000  Autonation, Inc., 9.00%,
                   8/1/08                                               285,625
--------------------------------------------------------------------------------
          338,000  Tuesday Morning Corp.,
                   Series B, 11.00%, 12/15/07                           352,788
--------------------------------------------------------------------------------
                                                                        638,413
---------------------------------------------------------------------------------
TELEPHONE -- 0.4%
--------------------------------------------------------------------------------
          225,000  ACC Escrow Corp., 10.00%,
                   8/1/11 (Acquired 7/29/03,
                   Cost $229,500)(3)                                    247,500
--------------------------------------------------------------------------------
            4,000  AT&T Corp., 6.00%, 3/15/09                             4,255
--------------------------------------------------------------------------------
          200,000  British Telecommunications
                   plc, 7.00%, 5/23/07                                  222,513
--------------------------------------------------------------------------------
           40,000  Comcast Cable
                   Communications Holdings Inc.,
                   8.375%, 3/15/13                                       48,620
--------------------------------------------------------------------------------
          200,000  Qwest Capital Funding Inc.,
                   7.90%, 8/15/10                                       194,000
--------------------------------------------------------------------------------
          275,000  Qwest Capital Funding Inc.,
                   7.75%, 2/15/31                                       243,375
--------------------------------------------------------------------------------
          200,000  Qwest Services Corp., 13.50%,
                   12/15/10 (Acquired 7/24/03,
                   Cost $224,000)(3)                                    236,250
--------------------------------------------------------------------------------
          100,000  Sprint Capital Corp., 6.875%,
                   11/15/28                                              94,523
--------------------------------------------------------------------------------
          600,000  Verizon New England Inc.,
                   6.50%, 9/15/11                                       658,519
--------------------------------------------------------------------------------
          200,000  Verizon New England Inc.,
                   4.75%, 10/1/13                                       192,503
--------------------------------------------------------------------------------
                                                                      2,142,058
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 0.3%
--------------------------------------------------------------------------------
          100,000  AT&T Wireless Services Inc.,
                   7.875%, 3/1/11                                       112,926
--------------------------------------------------------------------------------
          200,000  Deutsche Telekom
                   International Finance BV,
                   8.50%, 6/15/10                                       239,946
--------------------------------------------------------------------------------
          225,000  Dobson Communications Corp.,
                   8.875%, 10/1/13 (Acquired
                   9/12/03, Cost $225,000)(3)                           227,531
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   300,000  Nextel Partners Inc., 11.00%,
                   3/15/10                                         $    331,500
--------------------------------------------------------------------------------
          350,000  Telecom Italia Capital, 5.25%,
                   11/15/13 (Acquired 10/22/03,
                   Cost $349,097)(3)                                    348,863
--------------------------------------------------------------------------------
          250,000  Vodafone Group plc, 5.00%,
                   12/16/13                                             246,636
--------------------------------------------------------------------------------
                                                                      1,507,402
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $46,567,391)                                                   48,383,669
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(8) -- 2.6%

            7,232  FHLMC, 6.50%, 12/1/12                                  7,622
--------------------------------------------------------------------------------
          113,299  FHLMC, 7.00%, 6/1/14                                 120,346
--------------------------------------------------------------------------------
           24,117  FHLMC, 7.00%, 8/1/29                                  25,454
--------------------------------------------------------------------------------
          200,820  FHLMC, 8.00%, 7/1/30                                 216,431
--------------------------------------------------------------------------------
        1,370,000  FNMA, 5.50%, settlement date
                   12/11/03(7)                                        1,378,990
--------------------------------------------------------------------------------
           26,441  FNMA, 6.50%, 4/1/12                                   27,938
--------------------------------------------------------------------------------
          230,648  FNMA, 6.00%, 4/1/14                                  241,493
--------------------------------------------------------------------------------
          140,544  FNMA, 7.50%, 6/1/15                                  150,273
--------------------------------------------------------------------------------
          584,032  FNMA, 5.50%, 12/1/16                                 602,252
--------------------------------------------------------------------------------
            8,597  FNMA, 7.00%, 6/1/26                                    9,095
--------------------------------------------------------------------------------
           58,042  FNMA, 7.50%, 3/1/27                                   62,071
--------------------------------------------------------------------------------
           31,951  FNMA, 7.00%, 1/1/29                                   33,764
--------------------------------------------------------------------------------
          193,047  FNMA, 6.50%, 4/1/29                                  201,471
--------------------------------------------------------------------------------
          155,064  FNMA, 6.50%, 8/1/29                                  161,831
--------------------------------------------------------------------------------
          244,693  FNMA, 6.50%, 12/1/29                                 255,371
--------------------------------------------------------------------------------
          117,885  FNMA, 7.00%, 3/1/30                                  124,507
--------------------------------------------------------------------------------
           26,639  FNMA, 7.00%, 5/1/30                                   28,118
--------------------------------------------------------------------------------
           43,438  FNMA, 8.00%, 7/1/30                                   46,947
--------------------------------------------------------------------------------
           63,846  FNMA, 7.50%, 9/1/30                                   68,142
--------------------------------------------------------------------------------
          442,993  FNMA, 7.00%, 9/1/31                                  467,586
--------------------------------------------------------------------------------
          153,189  FNMA, 6.50%, 1/1/32                                  159,796
--------------------------------------------------------------------------------
          700,863  FNMA, 7.00%, 6/1/32                                  740,182
--------------------------------------------------------------------------------
          227,098  FNMA, 6.50%, 8/1/32                                  236,892
--------------------------------------------------------------------------------
        5,673,700  FNMA, 6.00%, 9/25/32                               5,808,450
--------------------------------------------------------------------------------
        1,572,891  FNMA, 6.50%, 11/1/32                               1,640,678
--------------------------------------------------------------------------------
          615,372  FNMA, 5.50%, 6/1/33                                  619,788
--------------------------------------------------------------------------------
          493,921  FNMA, 5.50%, 8/1/33                                  497,466
--------------------------------------------------------------------------------
           10,774  GNMA, 8.75%, 3/15/25                                  11,887
--------------------------------------------------------------------------------
           11,522  GNMA, 7.50%, 10/15/25                                 12,406
--------------------------------------------------------------------------------
           94,166  GNMA, 6.00%, 3/15/26                                  97,774
--------------------------------------------------------------------------------
          100,233  GNMA, 7.00%, 12/15/27                                106,781
--------------------------------------------------------------------------------
           74,908  GNMA, 6.50%, 2/15/28                                  78,857
--------------------------------------------------------------------------------
          101,174  GNMA, 6.50%, 3/15/28                                 106,507
--------------------------------------------------------------------------------
           77,630  GNMA, 7.00%, 8/15/29                                  82,642
--------------------------------------------------------------------------------
           23,287  GNMA, 7.50%, 5/15/30                                  24,954
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   386,670  GNMA, 7.00%, 5/15/31                            $    411,417
--------------------------------------------------------------------------------
          791,025  GNMA, 5.50%, 11/15/32                                800,487
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $15,441,264)                                                   15,666,666
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 2.6%

          500,000  U.S. Treasury Bonds, 8.875%,
                   8/15/17                                              703,829
--------------------------------------------------------------------------------
          250,000  U.S. Treasury Bonds, 6.375%,
                   8/16/27                                              288,369
--------------------------------------------------------------------------------
          400,000  U.S. Treasury Bonds, 5.50%,
                   8/15/28                                              413,813
--------------------------------------------------------------------------------
        1,250,000  U.S. Treasury Bonds, 5.375%,
                   2/15/31                                            1,295,509
--------------------------------------------------------------------------------
        2,400,000  U.S. Treasury Notes, 2.125%,
                   8/31/04                                            2,416,690
--------------------------------------------------------------------------------
          700,000  U.S. Treasury Notes, 1.75%,
                   12/31/04                                             702,434
--------------------------------------------------------------------------------
        1,000,000  U.S. Treasury Notes, 1.625%,
                   3/31/05                                            1,000,586
--------------------------------------------------------------------------------
          500,000  U.S. Treasury Notes, 2.00%,
                   5/15/06                                              497,188
--------------------------------------------------------------------------------
          570,000  U.S. Treasury Notes, 2.375%,
                   8/15/06                                              569,755
--------------------------------------------------------------------------------
        1,650,000  U.S. Treasury Notes, 3.00%,
                   2/15/08                                            1,645,489
--------------------------------------------------------------------------------
        1,300,000  U.S. Treasury Notes, 3.375%,
                   11/15/08                                           1,301,728
--------------------------------------------------------------------------------
        4,550,000  U.S. Treasury Notes, 4.25%,
                   8/15/13                                            4,533,296
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $15,441,013)                                                   15,368,686
--------------------------------------------------------------------------------
COMMERCIAL PAPER(9) -- 1.6%

          316,000  Amstel Funding Corp., 1.10%,
                   12/15/03                                             315,837
--------------------------------------------------------------------------------
          500,000  Anz (Delaware) Inc., 1.07%,
                   1/9/04                                               499,353
--------------------------------------------------------------------------------
          500,000  Danske Corporation, 1.06%,
                   12/12/03                                             499,792
--------------------------------------------------------------------------------
          500,000  Diageo Capital plc, 1.08%,
                   2/5/04                                               498,932
--------------------------------------------------------------------------------
          600,000  Falcon Asset Securitization
                   Corp., 1.09%, 1/12/04
                   (Acquired 11/21/03, Cost
                   $599,055)(3)                                         599,167
--------------------------------------------------------------------------------
          600,000  Govco Incorporated, 1.10%,
                   1/20/04                                              599,019
--------------------------------------------------------------------------------
          500,000  HBOS Treasury Services plc,
                   1.07%, 12/9/03                                       499,837
--------------------------------------------------------------------------------
          500,000  Lexington Parker Capital,
                   1.11%, 2/3/04                                        498,964
--------------------------------------------------------------------------------
          500,000  Lloyds TSB Bank plc, 1.08%,
                   3/9/04                                               498,395
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   500,000  Nestle Capital Corp., 1.10%,
                   5/19/04                                         $    497,148
--------------------------------------------------------------------------------
          400,000  Network Rail CP Finance plc,
                   1.05%, 1/5/04                                        399,531
--------------------------------------------------------------------------------
          500,000  Newcastle Certificates, 1.11%,
                   1/16/04                                              499,245
--------------------------------------------------------------------------------
          500,000  Old Line Funding Corp.,
                   1.09%, 1/7/04                                        499,384
--------------------------------------------------------------------------------
          713,000  Pfizer Inc., 1.01%, 12/1/03                          712,936
--------------------------------------------------------------------------------
          500,000  Prefco, 1.09%, 1/9/04
                   (Acquired 11/18/03, Cost
                   $499,213)(3)                                         499,353
--------------------------------------------------------------------------------
          600,000  Rabobank USA Financial Corp.,
                   1.06%, 1/20/04                                       599,019
--------------------------------------------------------------------------------
          700,000  Receivables Capital Co. LLC,
                   1.08%, 1/12/04                                       699,028
--------------------------------------------------------------------------------
          500,000  Spintab-Swedmortgage AB,
                   1.08%, 12/1/03                                       499,956
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost $9,416,233)                                                     9,414,896
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(8) -- 0.9%

          139,012  AmeriCredit Automobile
                   Receivables Trust, Series
                   1999 D, Class A3 SEQ, 7.02%,
                   12/12/05                                             139,250
--------------------------------------------------------------------------------
          500,000  Ameriquest Mortgage
                   Securities Inc., Series 2003-5,
                   Class A3 SEQ, 3.03%, 7/25/33                         497,408
--------------------------------------------------------------------------------
          300,000  Ameriquest Mortgage
                   Securities Inc., Series 2003-8,
                   Class AF2 SEQ, 3.02%,
                   10/25/33                                             296,224
--------------------------------------------------------------------------------
           65,687  AQ Finance Non-Improvement
                   Trust, Series 2003 N11A,
                   7.14%, 11/25/33                                       65,817
--------------------------------------------------------------------------------
          450,000  Argent Securities Inc., Series
                   2003 W3, Class AF3 SEQ,
                   3.99%, 9/25/30                                       458,429
--------------------------------------------------------------------------------
           83,051  Asset Backed Funding Corp.
                   Non-Improvement Trust,
                   Series 2003-1, Class N1,
                   6.90%, 7/26/33                                        83,196
--------------------------------------------------------------------------------
          161,995  Bayview Financial Acquisition
                   Trust, Series 1998 B, Class M1,
                   VRN, 2.52%, 12/25/03, resets
                   monthly off the 1-month
                   LIBOR plus 1.40% with a cap
                   of 13.00% (Acquired 6/13/03,
                   Cost $162,641)(3)                                    160,763
--------------------------------------------------------------------------------
          155,122  Bayview Financial Acquisition
                   Trust, Series 2002 DA,
                   Class M1, VRN, 1.97%,
                   12/25/03, resets monthly off
                   the 1-month LIBOR plus
                   0.85% with no caps (Acquired
                   9/19/03, Cost $155,491)(3)                           155,316
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   200,000  Chase Funding Mortgage Loan,
                   Series 2001-1, Class 2M2,
                   VRN, 2.05%, 12/25/03, resets
                   monthly off the 1-month
                   LIBOR plus 0.93% with
                   no caps                                         $    200,524
--------------------------------------------------------------------------------
          130,515  CIT RV Trust, Series 1998 A,
                   Class A4 SEQ, 6.09%, 2/15/12                         132,424
--------------------------------------------------------------------------------
          250,000  Ford Credit Auto Owner Trust,
                   Series 2002 A, Class B, 4.79%,
                   11/15/06                                             257,893
--------------------------------------------------------------------------------
          244,642  Household Mortgage Loan
                   Trust, Series 2002 HC1,
                   Class M, VRN, 1.77%,
                   12/20/03, resets monthly off
                   the 1-month LIBOR plus
                   0.65% with no caps                                   245,426
--------------------------------------------------------------------------------
          340,000  Long Beach Mortgage Loan
                   Trust, Series 2001-2, Class M2,
                   VRN, 2.07%, 12/25/03, resets
                   monthly off the 1-month
                   LIBOR plus 0.95% with
                   no caps                                              335,180
--------------------------------------------------------------------------------
           76,993  Morgan Stanley ABS Capital I,
                   Series 2003 NC9N, Class X
                   and P, 7.60%, 7/25/33
                   (Acquired 10/29/03, Cost
                   $76,993)(3)                                           76,993
--------------------------------------------------------------------------------
          300,000  Peco Energy Transition Trust,
                   Series 1999 A, Class A6 SEQ,
                   6.05%, 3/1/09                                        324,483
--------------------------------------------------------------------------------
          435,000  Residential Asset Mortgage
                   Products Inc., Series 2003 RZ4,
                   Class A4 SEQ, 4.04%,
                   12/25/30                                             430,858
--------------------------------------------------------------------------------
          200,000  Residential Asset Mortgage
                   Products, Inc., VRN, 1.67%,
                   12/25/03, resets monthly off
                   the 1-month LIBOR plus
                   0.55% with a cap of 14.00%                           200,542
--------------------------------------------------------------------------------
          899,560  Residential Funding Mortgage
                   Securities II, Series 2002 HS2,
                   Class A4 SEQ, 5.24%, 3/25/17                         900,344
--------------------------------------------------------------------------------
          310,000  Saxon Asset Securities Trust,
                   Series 2003-3, Class AF3,
                   3.60%, 12/25/33                                      311,231
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $5,260,064)                                                     5,272,301
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 0.9%

        1,000,000  FHLB, 1.875%, 6/15/06                                984,117
--------------------------------------------------------------------------------
        1,100,000  FHLMC, 2.125%, 11/15/05                            1,099,222
--------------------------------------------------------------------------------
          400,000  FHLMC, 4.50%, 7/15/13                                392,574
--------------------------------------------------------------------------------
          217,000  FHLMC STRIPS - COUPON,
                   1.33%, 1/15/04                                       216,661
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   615,000  FHLMC STRIPS - COUPON,
                   1.38%, 4/15/04                                  $    611,932
--------------------------------------------------------------------------------
          100,000  FICO STRIPS - COUPON,
                   1.45%, 10/6/04                                        98,585
--------------------------------------------------------------------------------
          400,000  FNMA, 3.50%, 9/15/04                                 406,750
--------------------------------------------------------------------------------
          500,000  FNMA, 6.625%, 10/15/07                               561,353
--------------------------------------------------------------------------------
          200,000  FNMA, 3.25%, 8/15/08                                 197,297
--------------------------------------------------------------------------------
          200,000  FNMA, 6.625%, 11/15/10                               228,415
--------------------------------------------------------------------------------
          473,000  TVA STRIPS - COUPON,
                   1.40%, 5/13/04                                       469,833
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $5,266,873)                                                     5,266,739
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(8) -- 0.6%

          400,000  Banc of America Commercial
                   Mortgage Inc., Series 2003-2,
                   Class A2 SEQ, 4.34%, 3/11/41                         403,875
--------------------------------------------------------------------------------
           63,693  Chase Mortgage Finance
                   Corporation, Series 2001 S3,
                   Class A1 SEQ, AS, 6.50%,
                   7/25/16                                               63,655
--------------------------------------------------------------------------------
        5,277,660  Commercial Mortgage
                   Acceptance Corp. STRIPS -
                   INTEREST, Series 1998 C2,
                   Class X, VRN, 1.04%, 12/1/03                         240,519
--------------------------------------------------------------------------------
          382,136  First Union National Bank
                   Commercial Mortgage, Series
                   2001 C3, Class A1 SEQ,
                   5.20%, 8/15/33                                       398,513
--------------------------------------------------------------------------------
          350,749  FNMA, Series 2002-87,
                   Class AM SEQ, 5.50%, 6/25/31                         359,470
--------------------------------------------------------------------------------
          506,128  FNMA, Series 2003-52,
                   Class KF SEQ, VRN, 1.52%,
                   7/25/17, resets monthly off
                   the 1-month LIBOR plus 0.4%
                   with no caps                                         507,651
--------------------------------------------------------------------------------
          367,058  GMAC Commercial Mortgage
                   Securities Inc., Series 2002 C2,
                   Class A1 SEQ, 4.32%,
                   10/15/38                                             379,394
--------------------------------------------------------------------------------
          450,000  J.P. Morgan Chase Commercial
                   Mortgage Securities Corp.,
                   Series 2002 FL1A, Class A2,
                   VRN, 1.56%, 12/14/03, resets
                   monthly off the 1-month
                   LIBOR plus 0.44% with no
                   caps (Acquired 4/3/02, Cost
                   $450,000)(3)                                         450,157
--------------------------------------------------------------------------------
           48,310  Morgan Stanley Capital I,
                   Series 1998 WF1, Class A1
                   SEQ, 6.25%, 3/15/30                                   49,848
--------------------------------------------------------------------------------
           60,447  Nationslink Funding Corp.,
                   Series 1998-2, Class A1 SEQ,
                   6.00%, 8/20/30                                        63,725
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   500,000  Wachovia Bank Commercial
                   Mortgage Trust, Series 2003
                   C4, Class A2 SEQ, 4.57%,
                   4/15/35                                         $    497,163
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $3,378,626)                                                     3,413,970
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.3%

          400,000  California Rev. Anticipation
                   Warrants, Series 2003 A,
                   2.00%, 6/16/04                                       400,784
--------------------------------------------------------------------------------
          450,000  Illinois GO, 5.10%, 6/1/33                           409,005
--------------------------------------------------------------------------------
          300,000  New Jersey Turnpike Auth.
                   Rev., Series 2003 B, 4.25%,
                   1/1/16 (AMBAC)                                       281,019
--------------------------------------------------------------------------------
          360,000  Orange County Housing
                   Finance Auth. Rev., Series
                   2002 B, (Millenia), VRDN,
                   1.25%, 12/3/03 (LOC:
                   Keybank N.A.)                                        360,000
--------------------------------------------------------------------------------
          100,000  Oregon GO, (Taxable Pension),
                   5.89%, 6/1/27                                        101,757
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $1,616,749)                                                     1,552,565
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS
& AGENCIES -- 0.2%

      $   550,000  Province of Ontario,
                   3.50%, 9/17/07                                  $    554,748
--------------------------------------------------------------------------------
          300,000  Province of Quebec, 7.50%,
                   9/15/29                                              372,598
--------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENTS  & AGENCIES
(Cost $919,485)                                                         927,346
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 0.1%

          500,000  Canadian Imperial Bank of
                   Commerce (New York),
                   1.07%, 1/20/04                                       499,976
--------------------------------------------------------------------------------
          300,000  UBS AG, 1.24%, 3/22/04                               300,109
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $799,982)                                                         800,085
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 4.5%

       27,000,000  FNMA Discount Notes, 0.95%,
                   12/1/03(9)(10)                                    27,000,000
(Cost $27,000,000)
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $522,544,763)                                                $599,914,309
================================================================================

See Notes to Financial Statements.                                   (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

NOVEMBER 30, 2003

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

ADR = American Depositary Receipt

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

GDR = Global Depositary Receipt

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

TRAINS(SM) = Target Return Index Securities(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

TVA = Tennessee Valley Authority

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2003.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective November 30, 2003.

(1)  Non-income producing.

(2)  Category is less than 0.05% of total investment securities.

(3)  Security was purchased under Rule 144A or Section 4(2) of the
     Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2003, was $11,542,061, which represented 1.9%
     of net assets.

(4)  Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero- coupon securities are issued at a substantial discount from their value at maturity.

(5)  Step-coupon security. These securities become interest bearing at a predetermined rate and future date and are issued at a substantial discount from their value at maturity.

(6)  Security is an exchange-traded bond fund. Quantity indicated reflects the number of shares owned.

(7)  When-issued security or forward commitment.

(8)  Final maturity indicated, unless otherwise noted.

(9)  The rate indicated is the yield to maturity at purchase.

(10) Security, or a portion thereof, has been segregated for when-issued securities and forward commitments.

See Notes to Financial Statements.

------

Statement of Assets and Liabilities

NOVEMBER 30, 2003
------------------------------------------------------------------------------------------
                                               STRATEGIC        STRATEGIC      STRATEGIC
                                             CONSERVATIVE       MODERATE       AGGRESSIVE
------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------
Investment securities, at value
(cost of $498,707,494, $1,059,522,482,
and $522,544,763, respectively)              $539,643,541   $1,180,431,590   $599,914,309
--------------------------------------------
Cash                                                --           1,025,415        767,586
--------------------------------------------
Foreign currency holdings, at value
(cost $--, $498,344, and $402,463,
respectively)                                       --             498,075        402,180
--------------------------------------------
Receivable for investments sold                19,711,411       37,408,447     11,319,773
--------------------------------------------
Receivable for capital shares sold                 33,995           77,211        147,068
--------------------------------------------
Dividends and interest receivable               2,090,326        4,051,435      1,804,341
------------------------------------------------------------------------------------------
                                              561,479,273    1,223,492,173    614,355,257
------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                             43,390             --              --
--------------------------------------------
Payable for investments purchased              45,891,277       73,979,329     20,164,665
--------------------------------------------
Accrued management fees                           379,363          921,455        536,499
--------------------------------------------
Distribution fees payable                          15,974           46,090         33,281
--------------------------------------------
Service fees payable                               15,974           44,985         32,121
------------------------------------------------------------------------------------------
                                               46,345,978       74,991,859     20,766,566
------------------------------------------------------------------------------------------
NET ASSETS                                   $515,133,295   $1,148,500,314   $593,588,691
==========================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Assets and Liabilities

NOVEMBER 30, 2003
-----------------------------------------------------------------------------------------
                                              STRATEGIC        STRATEGIC      STRATEGIC
                                            CONSERVATIVE        MODERATE      AGGRESSIVE
-----------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------
Capital (par value and paid-in surplus)    $478,209,692    $1,088,900,518   $579,797,974
-------------------------------------------
Undistributed net investment income           1,916,863         3,734,188      4,586,077
-------------------------------------------
Accumulated net realized
loss on investment and foreign
currency transactions                        (5,935,180)     (64,757,324)    (68,023,473)
-------------------------------------------
Net unrealized appreciation on
investments and translation
of assets and liabilities in
foreign currencies                           40,941,920       120,622,932     77,228,113
-----------------------------------------------------------------------------------------
                                           $515,133,295    $1,148,500,314   $593,588,691
=========================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
-----------------------------------------------------------------------------------------
Net assets                                 $289,099,272      $633,674,844   $397,881,464
-------------------------------------------
Shares outstanding                           53,940,422       102,977,331     58,715,851
-------------------------------------------
Net asset value per share                         $5.36             $6.15          $6.78
-----------------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
-----------------------------------------------------------------------------------------
Net assets                                 $147,601,515      $291,856,469    $36,407,700
-------------------------------------------
Shares outstanding                           27,530,184        47,421,048      5,361,864
-------------------------------------------
Net asset value per share                         $5.36             $6.15          $6.79
-----------------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
-----------------------------------------------------------------------------------------
Net assets                                  $78,432,508      $220,031,731   $156,274,856
-------------------------------------------
Shares outstanding                           14,641,000        35,794,109     23,122,456
-------------------------------------------
Net asset value per share                         $5.36             $6.15          $6.76
-----------------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
-----------------------------------------------------------------------------------------
Net assets                                       N/A           $2,934,636     $3,024,671
-------------------------------------------
Shares outstanding                               N/A              476,894        450,326
-------------------------------------------
Net asset value per share                        N/A                $6.15          $6.72
-----------------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
-----------------------------------------------------------------------------------------
Net assets                                       N/A               $2,634          N/A
-------------------------------------------
Shares outstanding                               N/A                  428          N/A
-------------------------------------------
Net asset value per share                        N/A                $6.15          N/A
-----------------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

YEAR ENDED NOVEMBER 30, 2003
---------------------------------------------------------------------------------------
                                             STRATEGIC       STRATEGIC      STRATEGIC
                                           CONSERVATIVE      MODERATE       AGGRESSIVE
---------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------
INCOME:
------------------------------------------
Interest                                    $7,415,127     $14,409,454     $5,331,768
------------------------------------------
Dividends (net of foreign taxes
withheld of $108,432, $421,830,
and $263,316, respectively)                  3,886,212      10,826,344      5,887,397
---------------------------------------------------------------------------------------
                                            11,301,339      25,235,798     11,219,165
---------------------------------------------------------------------------------------

EXPENSES:
------------------------------------------
Management fees                              3,909,519       9,631,039      5,347,746
------------------------------------------
Distribution fees:
------------------------------------------
  Advisor Class                                147,179         428,729        278,796
------------------------------------------
  C Class                                       --               9,521         13,338
------------------------------------------
Service fees:
------------------------------------------
  Advisor Class                                147,179         428,729        278,796
------------------------------------------
  C Class                                       --               3,174          4,446
------------------------------------------
Service and distribution
fees -- R Class                                 --                   3            --
------------------------------------------
Directors' fees and expenses                     7,483          17,853          9,551
------------------------------------------
Other expenses                                   9,561          21,146          5,984
---------------------------------------------------------------------------------------
                                             4,220,921      10,540,194      5,938,657
---------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        7,080,418      14,695,604      5,280,508
---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
------------------------------------------
Investment transactions                     11,183,829      40,621,648     23,532,785
------------------------------------------
Foreign currency transactions
(net of foreign taxes withheld of
$--, $1,073, and $745, respectively)             7,144        (624,101)      (433,150)
---------------------------------------------------------------------------------------
                                            11,190,973      39,997,547     23,099,635
---------------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
------------------------------------------
Investments (net of foreign
taxes accrued of $--, $296,414,
and $150,005, respectively)                 33,793,525      97,926,848     60,817,080
------------------------------------------
Translation of assets and liabilities
in foreign currencies                            3,923          91,161         62,953
---------------------------------------------------------------------------------------
                                            33,797,448      98,018,009     60,880,033
---------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN            44,988,421     138,015,556     83,979,668
---------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                  $52,068,839    $152,711,160    $89,260,176
=======================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2003 AND NOVEMBER 30, 2002
---------------------------------------------------------------------------------------------
                                       STRATEGIC CONSERVATIVE           STRATEGIC MODERATE
---------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                2003           2002            2003            2002
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment income              $7,080,418     $6,679,350      $14,695,604    $15,407,944
---------------------------------
Net realized gain (loss)           11,190,973    (12,767,918)      39,997,547    (59,073,628)
---------------------------------
Change in net
unrealized appreciation            33,797,448     (1,557,324)      98,018,009     (8,936,033)
---------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                    52,068,839     (7,645,892)     152,711,160    (52,601,717)
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
From net  investment income:
---------------------------------
  Investor Class                   (4,485,340)    (5,633,600)      (9,167,563)   (10,791,420)
---------------------------------
  Institutional Class              (1,397,571)      (405,503)      (2,641,451)    (2,237,764)
---------------------------------
  Advisor Class                      (758,919)      (409,501)      (2,053,750)    (1,240,584)
---------------------------------
  C Class                              --             --               (5,029)        (1,257)
---------------------------------
  R Class                              --             --                   (6)          --
---------------------------------
From net realized gains:
---------------------------------
  Investor Class                       --           (869,726)           --              --
---------------------------------
  Institutional Class                  --            (62,113)           --              --
---------------------------------
  Advisor Class                        --            (50,180)           --              --
---------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                 (6,641,830)    (7,430,623)     (13,867,799)   (14,271,025)
---------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------------------
Net increase in net
assets from capital
share transactions                181,778,664     70,601,880      224,567,626    133,444,971
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS        227,205,673     55,525,365      363,410,987     66,572,229

NET ASSETS
---------------------------------------------------------------------------------------------
Beginning of period               287,927,622    232,402,257      785,089,327    718,517,098
---------------------------------------------------------------------------------------------
End of period                    $515,133,295   $287,927,622   $1,148,500,314   $785,089,327
=============================================================================================

Undistributed net
investment income                  $1,916,863     $1,202,278       $3,734,188     $2,747,710
=============================================================================================

See Notes to Financial Statements.                                   (continued)

------

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2003 AND NOVEMBER 30, 2002
--------------------------------------------------------------------------------
                                                       STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                 2003            2002
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                               $5,280,508      $5,386,387
-----------------------------------------------
Net realized gain (loss)                            23,099,635     (42,924,357)
-----------------------------------------------
Change in net unrealized appreciation               60,880,033        (281,775)
--------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations                    89,260,176     (37,819,745)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-----------------------------------------------
  Investor Class                                    (3,719,426)     (4,402,208)
-----------------------------------------------
  Institutional Class                                 (395,761)       (526,504)
-----------------------------------------------
  Advisor Class                                       (799,079)       (503,990)
-----------------------------------------------
  C Class                                               (2,863)           (103)
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                                  (4,917,129)     (5,432,805)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                         100,839,895      84,531,796
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                         185,182,942      41,279,246

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                408,405,749     367,126,503
--------------------------------------------------------------------------------
End of period                                     $593,588,691    $408,405,749
================================================================================

Undistributed net investment income                 $4,586,077      $4,263,632
================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

NOVEMBER 30, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Strategic Asset Allocations, Inc. (the
corporation) is registered under the Investment Company Act of 1940 the (1940
Act) as an open-end management investment company. Strategic Allocation:
Conservative Fund (Strategic Conservative), Strategic Allocation: Moderate Fund
(Strategic Moderate) and Strategic Allocation: Aggressive Fund (Strategic
Aggressive) (collectively, the funds) are three funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds' investment objectives are to provide as high a level of total return (capital appreciation plus dividend and interest income) as is consistent with each fund's risk profile. The funds seek to achieve this by diversifying investments among three asset classes -- equity securities, bonds and cash equivalent instruments, the mix of which will depend on the risk profile of each fund. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Strategic Conservative is authorized to issue the Investor
Class, the Institutional Class, and the Advisor Class. Strategic Moderate is
authorized to issue the Investor Class, the Institutional Class, the Advisor
Class, the C Class and the R Class. Strategic Aggressive is authorized to issue the Investor Class, the Institutional Class, the Advisor Class, and the C Class.
The C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of Strategic Moderate's R Class commenced on August
29, 2003.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors. If an event were to occur after the close of the foreign exchange on which a portfolio security principally trades, but before the net asset value per-share of a fund was determined that was likely to materially affect the net asset value of the fund, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of
Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country.
The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is

                                                                     (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss)
on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that the funds investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is each fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly, with the exception of those for Strategic Aggressive, which are declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year. The funds may make distributions on a more frequent basis to comply with the distribution requirements of the
Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2003

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of each funds' average daily closing net assets during the previous month.

The annual management fee schedule for each class of Strategic Conservative is as follows:

--------------------------------------------------------------------------------
                                   INVESTOR       INSTITUTIONAL       ADVISOR
                                     CLASS            CLASS            CLASS
--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
First $500 million                   1.00%            0.80%            0.75%
--------------------------------------------------------------------------------
More than $500 million
to $1 billion                        0.95%            0.75%            0.70%
--------------------------------------------------------------------------------
Over $1 billion                      0.90%            0.70%            0.65%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of Strategic Moderate is as follows:

--------------------------------------------------------------------------------
                          INVESTOR   INSTITUTIONAL   ADVISOR       C         R
                            CLASS        CLASS        CLASS      CLASS     CLASS
--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Up to $1 billion            1.10%        0.90%        0.85%      1.10%     1.10%
--------------------------------------------------------------------------------
$1 billion and over         1.00%        0.80%        0.75%      1.00%     1.00%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of Strategic Aggressive is as follows:

--------------------------------------------------------------------------------
                                 INVESTOR   INSTITUTIONAL   ADVISOR         C
                                   CLASS        CLASS        CLASS        CLASS
--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Up to $1 billion                   1.20%        1.00%        0.95%        1.20%
--------------------------------------------------------------------------------
$1 billion and over                1.10%        0.90%        0.85%        1.10%
--------------------------------------------------------------------------------

The effective annual management fee for each of the fund's classes for the year ended November 30, 2003 was as follows:

--------------------------------------------------------------------------------
                          INVESTOR   INSTITUTIONAL   ADVISOR       C        R
                            CLASS        CLASS        CLASS      CLASS    CLASS
--------------------------------------------------------------------------------
Strategic Conservative      1.00%        0.80%        0.75%       N/A      N/A
--------------------------------------------------------------------------------
Strategic Moderate          1.10%        0.90%        0.85%      1.10%    1.10%
--------------------------------------------------------------------------------
Strategic Aggressive        1.20%        1.00%        0.95%      1.20%     N/A
--------------------------------------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2003

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the C Class and R Class (collectively with the Advisor
Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

----------------------------------------------------
                        ADVISOR          C
----------------------------------------------------
Distribution Fee        0.25%          0.75%
----------------------------------------------------
Service Fee             0.25%          0.25%
----------------------------------------------------

The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by
ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class and R Class shares. Fees incurred under the plans during the year ended November 30, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the year ended November 30, 2003, the funds invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). The funds have a securities lending agreement with JPMCB. JPMCB is a wholly owned subsidiary of
JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
November 30, 2003, were as follows:

--------------------------------------------------------------------------------
                                STRATEGIC          STRATEGIC         STRATEGIC
                              CONSERVATIVE         MODERATE          AGGRESSIVE
--------------------------------------------------------------------------------
PURCHASES
--------------------------------------------------------------------------------
Investment Securities other
than U.S. Government &
Agency Obligations            $453,265,524      $1,235,462,386      $752,197,729
--------------------------------------------------------------------------------
U.S. Government &
Agency Obligations            $430,887,614        $438,259,084       $85,784,674
--------------------------------------------------------------------------------
PROCEEDS FROM SALES
--------------------------------------------------------------------------------
Investment Securities other
than U.S. Government &
Agency Obligations            $346,560,842      $1,075,681,281      $668,223,625
--------------------------------------------------------------------------------
U.S. Government &
Agency Obligations            $385,814,986        $417,255,729       $86,228,233
--------------------------------------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2003

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

----------------------------------------------------------------------------------------------------
                                           STRATEGIC CONSERVATIVE         STRATEGIC MODERATE
----------------------------------------------------------------------------------------------------
                                           SHARES          AMOUNT       SHARES           AMOUNT
----------------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                        140,000,000                   225,000,000
====================================================================================================
Sold                                      18,128,183    $90,604,575     38,178,294     $212,436,091
----------------------------------------
Issued in reinvestment of distributions      875,922      4,374,119      1,649,621        9,076,351
----------------------------------------
Redeemed                                 (13,555,090)   (68,392,528)   (39,954,506)    (225,975,130)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                    5,449,015    $26,586,166       (126,591)     $(4,462,688)
====================================================================================================
YEAR ENDED NOVEMBER 30, 2002

SHARES AUTHORIZED                        200,000,000                   200,000,000
====================================================================================================
Sold                                      22,688,199   $113,298,307     32,944,066     $185,807,127
----------------------------------------
Issued in reinvestment of distributions    1,260,386      6,341,481      1,924,974       10,704,657
----------------------------------------
Redeemed                                 (14,585,444)   (72,487,745)   (27,878,008)    (153,774,575)
----------------------------------------------------------------------------------------------------
Net increase                               9,363,141    $47,152,043      6,991,032      $42,737,209
====================================================================================================
INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                         75,000,000                    75,000,000
====================================================================================================
Sold                                      34,687,975   $166,890,781     36,590,950     $203,586,218
----------------------------------------
Issued in reinvestment of distributions      269,789      1,397,571        471,852        2,641,451
----------------------------------------
Redeemed                                 (10,432,593)   (52,098,019)    (9,331,429)     (51,999,477)
----------------------------------------------------------------------------------------------------
Net increase                              24,525,171   $116,190,333     27,731,373     $154,228,192
====================================================================================================
YEAR ENDED NOVEMBER 30, 2002

SHARES AUTHORIZED                         50,000,000                    50,000,000
====================================================================================================
Sold                                       2,153,069    $10,731,103      4,272,201      $23,762,147
----------------------------------------
Issued in reinvestment of distributions       92,815        467,616        401,527        2,237,764
----------------------------------------
Redeemed                                  (2,077,325)   (10,335,665)    (4,348,739)     (24,303,755)
----------------------------------------------------------------------------------------------------
Net increase                                 168,559       $863,054        324,989       $1,696,156
====================================================================================================
ADVISOR CLASS
----------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                         40,000,000                    75,000,000
====================================================================================================
Sold                                      10,276,885    $51,507,202     19,704,126     $108,030,149
----------------------------------------
Issued in reinvestment of distributions      151,276        758,919        371,780        2,053,409
----------------------------------------
Redeemed                                  (2,612,033)   (13,263,956)    (6,746,697)     (37,505,998)
----------------------------------------------------------------------------------------------------
Net increase                               7,816,128    $39,002,165     13,329,209      $72,577,560
====================================================================================================
YEAR ENDED NOVEMBER 30, 2002

SHARES AUTHORIZED                         50,000,000                    50,000,000
====================================================================================================
Sold                                       5,590,549    $27,463,573     22,650,067     $127,142,333
----------------------------------------
Issued in reinvestment of distributions       92,351        459,681        227,161        1,238,847
----------------------------------------
Redeemed                                  (1,084,196)    (5,336,471)    (7,256,364)     (39,856,083)
----------------------------------------------------------------------------------------------------
Net increase                               4,598,704    $22,586,783     15,620,864      $88,525,097
====================================================================================================

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2003

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

-----------------------------------------------------------------------------------------------
                                           STRATEGIC CONSERVATIVE     STRATEGIC MODERATE
---------------------------------------------------------------------------------------------
                                           SHARES       AMOUNT       SHARES        AMOUNT
---------------------------------------------------------------------------------------------
C CLASS
---------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                            N/A                 10,000,000
=============================================================================================
Sold                                                                416,916     $2,401,144
------------------------------------------
Issued in reinvestment of distributions                                 908          5,025
------------------------------------------
Redeemed                                                            (32,166)      (184,115)
---------------------------------------------------------------------------------------------
Net increase                                                        385,658     $2,222,054
=============================================================================================
YEAR ENDED NOVEMBER 30, 2002

SHARES AUTHORIZED                            N/A                 50,000,000
=============================================================================================
Sold                                                                 92,143       $493,791
------------------------------------------
Issued in reinvestment of distributions                                 238          1,257
------------------------------------------
Redeemed                                                             (1,590)        (8,539)
---------------------------------------------------------------------------------------------
Net increase                                                         90,791       $486,509
=============================================================================================
R CLASS
---------------------------------------------------------------------------------------------
PERIOD ENDED NOVEMBER 30, 2003(1)

SHARES AUTHORIZED                            N/A                 50,000,000
=============================================================================================
Sold                                                                    427         $2,502
------------------------------------------
Issued in reinvestment of distributions                                   1              6
---------------------------------------------------------------------------------------------
Net increase                                                            428         $2,508
=============================================================================================

(1)  August 29, 2003 (commencement of sale) through November 30, 2003 for
     Strategic Moderate.

--------------------------------------------------------------------------------
                                                       STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
                                                      SHARES          AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                                 125,000,000
================================================================================
Sold                                               22,053,519     $132,375,753
------------------------------------------
Issued in reinvestment of distributions               666,594        3,686,264
------------------------------------------
Redeemed                                          (15,978,873)     (95,313,958)
--------------------------------------------------------------------------------
Net increase                                        6,741,240      $40,748,059
================================================================================
YEAR ENDED NOVEMBER 30, 2002

SHARES AUTHORIZED                                 200,000,000
================================================================================
Sold                                               17,695,821     $108,252,641
------------------------------------------
Issued in reinvestment of distributions               687,385        4,364,895
------------------------------------------
Redeemed                                          (11,988,085)     (72,189,244)
--------------------------------------------------------------------------------
Net increase                                        6,395,121      $40,428,292
================================================================================

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2003

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                       STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
                                                      SHARES          AMOUNT
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                                   25,000,000
================================================================================
Sold                                                 4,674,779      $27,128,481
------------------------------------------
Issued in reinvestment of distributions                 71,566          395,761
------------------------------------------
Redeemed                                            (4,173,111)     (24,746,523)
--------------------------------------------------------------------------------
Net increase                                           573,234       $2,777,719
================================================================================
YEAR ENDED NOVEMBER 30, 2002

SHARES AUTHORIZED                                   50,000,000
================================================================================
Sold                                                 1,378,001       $8,434,006
------------------------------------------
Issued in reinvestment of distributions                 82,914          526,504
------------------------------------------
Redeemed                                            (1,472,741)      (8,929,425)
--------------------------------------------------------------------------------
Net increase (decrease)                                (11,826)         $31,085
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                                   50,000,000
================================================================================
Sold                                                13,764,385      $81,371,978
------------------------------------------
Issued in reinvestment of distributions                144,757          799,061
------------------------------------------
Redeemed                                            (4,480,024)     (26,482,259)
--------------------------------------------------------------------------------
Net increase                                         9,429,118      $55,688,780
================================================================================
YEAR ENDED NOVEMBER 30, 2002

SHARES AUTHORIZED                                   50,000,000
================================================================================
Sold                                                 9,616,315      $55,369,370
------------------------------------------
Issued in reinvestment of distributions                 79,365          503,959
------------------------------------------
Redeemed                                            (2,200,909)     (12,864,093)
--------------------------------------------------------------------------------
Net increase                                         7,494,771      $43,009,236
================================================================================
C CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                                   10,000,000
================================================================================
Sold                                                   299,689       $1,800,556
------------------------------------------
Issued in reinvestment of distributions                    525            2,863
------------------------------------------
Redeemed                                               (29,584)        (178,082)
--------------------------------------------------------------------------------
Net increase                                           270,630       $1,625,337
================================================================================
YEAR ENDED NOVEMBER 30, 2002

SHARES AUTHORIZED                                   50,000,000
================================================================================
Sold                                                   182,252       $1,084,912
------------------------------------------
Issued in reinvestment of distributions                     16              103
------------------------------------------
Redeemed                                                (3,647)         (21,832)
--------------------------------------------------------------------------------
Net increase                                           178,621       $1,063,183
================================================================================

                                                                     (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2003

5. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $620,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed to
$650,000,000 effective December 17, 2003. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended November 30, 2003.

6. FEDERAL TAX INFORMATION

On December 19, 2003, Strategic Aggressive declared and paid the following per-share distributions to shareholders of record on December 18, 2003. On
December 31, 2003, Strategic Conservative and Strategic Moderate declared and paid the following per share distributions to shareholders of record on December
30, 2003.

--------------------------------------------------------------------------------
                         INVESTOR   INSTITUTIONAL   ADVISOR       C         R
                           CLASS        CLASS        CLASS      CLASS     CLASS
--------------------------------------------------------------------------------
Strategic Conservative    $0.0225      $0.0256      $0.0185      N/A       N/A
--------------------------------------------------------------------------------
Strategic Moderate        $0.0192      $0.0230      $0.0146    $0.0006   $0.0091
--------------------------------------------------------------------------------
Strategic Aggressive      $0.0599      $0.0734      $0.0426      --        N/A
--------------------------------------------------------------------------------

The tax character of distributions paid during the years ended November 30, 2003 and November 30, 2002 were as follows:

--------------------------------------------------------------------------------
                            STRATEGIC CONSERVATIVE        STRATEGIC MODERATE
--------------------------------------------------------------------------------
                              2003          2002         2003            2002
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income            $6,641,830    $6,448,604   $13,867,799    $14,271,025
--------------------------------------------------------------------------------
Long-term capital gains        --          $982,019        --              --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                         STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
                                                         2003            2002
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income                                       $4,917,129      $5,432,805
--------------------------------------------------------------------------------
Long-term capital gains                                   --              --
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

                                                                    (continued)

------

Notes to Financial Statements

NOVEMBER 30, 2003

6. FEDERAL TAX INFORMATION (CONTINUED)

As of November 30, 2003, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

-------------------------------------------------------------------------------------------------
                                                      STRATEGIC       STRATEGIC      STRATEGIC
                                                    CONSERVATIVE      MODERATE       AGGRESSIVE
-------------------------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
-------------------------------------------------------------------------------------------------
Federal tax cost of investments                    $505,990,509   $1,082,113,984   $534,254,260
=================================================================================================
Gross tax appreciation of investments                $38,57,786     $113,010,011    $73,558,656
----------------------------------------------
Gross tax depreciation of investments                (4,504,754)     (14,692,405)    (7,898,607)
-------------------------------------------------------------------------------------------------
Net tax appreciation of investments                 $33,653,032      $98,317,606    $65,660,049
=================================================================================================
Net tax appreciation (depreciation)
of derivatives and translation of
assets and liabilities in
foreign currencies                                       $5,457        $(288,473)     $(143,080)
=================================================================================================
Net tax appreciation                                $33,658,489      $98,029,133    $65,516,969
-------------------------------------------------------------------------------------------------
Undistributed ordinary income                        $3,271,767       $3,820,396     $4,647,126
----------------------------------------------
Accumulated capital losses                               --         $(42,187,147)  $(56,328,186)
----------------------------------------------
Currency loss deferral                                  $(6,653)        $(62,586)      $(45,192)
-------------------------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2010 for Strategic
Moderate and in 2009 through 2010 for Strategic Aggressive.

The currency loss deferrals represent net currency losses incurred in the one-month period ended November 30, 2003. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

7. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

For corporate taxpayers, the following percentage of the ordinary income distributions paid during the fiscal year ended November 30, 2003, qualify for the corporate dividends received deduction.

--------------------------------------------------------------------------------
    STRATEGIC CONSERVATIVE       STRATEGIC MODERATE      STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
            11.99%                     15.12%                   23.89%
--------------------------------------------------------------------------------

Strategic Conservative and Strategic Moderate hereby designate $3,570,423 and
$9,484,839, respectively, of qualified dividend income for the fiscal year ended
November 30, 2003.

------

Strategic Allocation: Conservative - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30
----------------------------------------------------------------------------------------------
                                                             INVESTOR CLASS
----------------------------------------------------------------------------------------------
                                         2003       2002        2001        2000        1999
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $4.94      $5.26       $5.69       $5.69       $5.59
----------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income(1)               0.09       0.13        0.16        0.19        0.17
--------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                            0.42      (0.30)       0.02        0.19        0.28
----------------------------------------------------------------------------------------------
  Total From Investment Operations       0.51      (0.17)       0.18        0.38        0.45
----------------------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income            (0.09)     (0.13)      (0.15)      (0.19)      (0.16)
--------------------------------------
  From Net Realized Gains                 --       (0.02)      (0.46)      (0.19)      (0.19)
----------------------------------------------------------------------------------------------
  Total Distributions                   (0.09)     (0.15)      (0.61)      (0.38)      (0.35)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $5.36      $4.94       $5.26       $5.69       $5.69
==============================================================================================
  TOTAL RETURN(2)                       10.43%     (3.23)%      3.37%       6.74%       8.47%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    1.00%      1.00%       1.00%       1.00%       1.00%
--------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    1.65%      2.60%       3.06%       3.32%       3.01%
--------------------------------------
Portfolio Turnover Rate                   200%       111%        160%        149%        105%
--------------------------------------
Net Assets, End of Period
(in thousands)                         $289,099   $239,410    $205,778    $168,037    $167,083
-----------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
--------------------------------------------------------------------------------
                                                  INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                        2003       2002       2001       2000(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $4.94      $5.26      $5.69       $5.68
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income(2)              0.09       0.14       0.17        0.07
-------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                           0.43      (0.30)      0.02       (0.01)
--------------------------------------------------------------------------------
  Total From Investment Operations      0.52      (0.16)      0.19        0.06
--------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income           (0.10)     (0.14)     (0.16)      (0.05)
-------------------------------------
  From Net Realized Gains                --       (0.02)     (0.46)        --
--------------------------------------------------------------------------------
  Total Distributions                  (0.10)     (0.16)     (0.62)      (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of Period         $5.36      $4.94      $5.26       $5.69
================================================================================
  TOTAL RETURN(3)                      10.64%     (3.03)%     3.57%       1.10%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   0.80%      0.80%      0.80%     0.80%(4)
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                   1.85%      2.80%      3.26%     3.70%(4)
-------------------------------------
Portfolio Turnover Rate                 200%       111%       160%       149%(5)
-------------------------------------
Net Assets, End of Period
(in thousands)                        $147,602    $14,843    $14,922     $3,573
--------------------------------------------------------------------------------

(1)  August 1, 2000 (commencement of sale) through November 30, 2000.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2000.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30
-------------------------------------------------------------------------------------
                                                          ADVISOR CLASS
-------------------------------------------------------------------------------------
                                        2003      2002      2001      2000     1999
-------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $4.93     $5.26     $5.69     $5.69    $5.59
-------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income(1)              0.07      0.12      0.15      0.18     0.15
--------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                           0.44     (0.31)     0.02      0.18     0.30
-------------------------------------------------------------------------------------
  Total From Investment Operations      0.51     (0.19)     0.17      0.36     0.45
-------------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income           (0.08)    (0.12)    (0.14)    (0.17)   (0.16)
--------------------------------------
  From Net Realized Gains                --      (0.02)    (0.46)    (0.19)   (0.19)
-------------------------------------------------------------------------------------
  Total Distributions                  (0.08)    (0.14)    (0.60)    (0.36)   (0.35)
-------------------------------------------------------------------------------------
Net Asset Value, End of Period         $5.36     $4.93     $5.26     $5.69    $5.69
=====================================================================================
  TOTAL RETURN(2)                      10.39%    (3.66)%    3.11%     6.49%    8.32%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   1.25%     1.25%     1.25%     1.25%    1.25%
--------------------------------------
Ratio of Net Investment Income
to Average Net Assets                   1.40%     2.35%     2.81%     3.07%    2.76%
--------------------------------------
Portfolio Turnover Rate                  200%      111%      160%      149%     105%
--------------------------------------
Net Assets, End of Period
(in thousands)                         $78,433   $33,675   $11,702   $11,737  $8,876
-------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30
----------------------------------------------------------------------------------------
                                                           INVESTOR CLASS
----------------------------------------------------------------------------------------
                                        2003      2002       2001       2000      1999
----------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $5.40     $5.87      $6.92      $6.89     $6.22
----------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income(1)              0.09      0.11       0.13       0.16      0.12
-------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                           0.75     (0.47)     (0.26)      0.20      0.88
----------------------------------------------------------------------------------------
  Total From Investment Operations      0.84     (0.36)     (0.13)      0.36      1.00
----------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income           (0.09)    (0.11)     (0.12)     (0.15)    (0.12)
-------------------------------------
  From Net Realized Gains                --        --       (0.80)     (0.18)    (0.21)
----------------------------------------------------------------------------------------
  Total Distributions                  (0.09)    (0.11)     (0.92)     (0.33)    (0.33)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period         $6.15     $5.40      $5.87      $6.92     $6.89
========================================================================================
  TOTAL RETURN(2)                      15.67%    (6.23)%    (2.37)%     5.20%    16.97%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   1.10%     1.10%      1.10%      1.10%     1.10%
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                   1.56%     2.01%      2.20%      2.24%     1.92%
-------------------------------------
Portfolio Turnover Rate                  174%      147%       175%       153%      107%
-------------------------------------
Net Assets, End of Period
(in thousands)                        $633,675  $556,989   $564,586   $444,882  $375,592
----------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
--------------------------------------------------------------------------------
                                                     INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                          2003       2002       2001     2000(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $5.40      $5.87      $6.93     $7.23
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Income(2)                0.10       0.12       0.14      0.06
----------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                             0.75      (0.47)     (0.27)    (0.31)
--------------------------------------------------------------------------------
  Total From Investment Operations        0.85      (0.35)     (0.13)    (0.25)
--------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Investment Income             (0.10)     (0.12)     (0.13)    (0.05)
----------------------------------------
  From Net Realized Gains                  --         --       (0.80)      --
--------------------------------------------------------------------------------
  Total Distributions                    (0.10)     (0.12)     (0.93)    (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of Period           $6.15      $5.40      $5.87     $6.93
================================================================================
  TOTAL RETURN(3)                        15.89%     (6.04)%    (2.30)%   (3.53)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                     0.90%      0.90%      0.90%   0.90%(4)
----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                     1.76%      2.21%      2.40%   2.67%(4)
----------------------------------------
Portfolio Turnover Rate                    174%       147%       175%    153%(5)
----------------------------------------
Net Assets, End of Period
(in thousands)                          $291,856   $106,398   $113,763   $24,285
--------------------------------------------------------------------------------

(1)  August 1, 2000 (commencement of sale) through November 30, 2000.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2000.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30
--------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
--------------------------------------------------------------------------------------
                                       2003      2002      2001       2000      1999
--------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $5.40     $5.87     $6.92      $6.89     $6.22
--------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income(1)             0.07      0.10      0.12       0.15      0.11
-------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                          0.75     (0.48)    (0.27)      0.20      0.88
--------------------------------------------------------------------------------------
  Total From Investment Operations     0.82     (0.38)    (0.15)      0.35      0.99
--------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income          (0.07)    (0.09)    (0.10)     (0.14)    (0.11)
-------------------------------------
  From Net Realized Gains               --        --      (0.80)     (0.18)    (0.21)
--------------------------------------------------------------------------------------
  Total Distributions                 (0.07)    (0.09)    (0.90)     (0.32)    (0.32)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period        $6.15     $5.40     $5.87      $6.92     $6.89
======================================================================================
  TOTAL RETURN(2)                     15.39%    (6.45)%   (2.59)%     4.95%    16.66%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  1.35%     1.35%     1.35%      1.35%     1.35%
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                  1.31%     1.76%     1.95%      1.99%     1.67%
-------------------------------------
Portfolio Turnover Rate                 174%      147%      175%       153%      107%
-------------------------------------
Net Assets, End of Period
(in thousands)                       $220,032  $121,210   $40,166    $21,605  $15,979
--------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
--------------------------------------------------------------------------------
                                                         C CLASS
--------------------------------------------------------------------------------
                                            2003           2002          2001(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $5.39          $5.86          $5.62
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income(2)                  0.03           0.06           0.01
--------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                               0.76          (0.48)          0.23
--------------------------------------------------------------------------------
  Total From Investment Operations          0.79          (0.42)          0.24
--------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income               (0.03)         (0.05)            --
--------------------------------------------------------------------------------
Net Asset Value, End of Period             $6.15          $5.39          $5.86
================================================================================
  TOTAL RETURN(3)                          14.78%         (7.16)%         4.27%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       2.10%          2.10%        2.10%(4)
--------------------------------------
Ratio of Net Investment Income
to Average Net Assets                       0.56%          1.01%        0.72%(4)
--------------------------------------
Portfolio Turnover Rate                      174%           147%         175%(5)
--------------------------------------
Net Assets, End of Period
(in thousands)                            $2,935           $492           $3
--------------------------------------------------------------------------------

(1)  October 2, 2001 (commencement of sale) through November 30, 2001.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2001.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       R CLASS
--------------------------------------------------------------------------------
                                                                       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $5.85
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income(2)                                              0.01
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                      0.30
--------------------------------------------------------------------------------
  Total From Investment Operations                                      0.31
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
  From Net Investment Income                                           (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $6.15
================================================================================
  TOTAL RETURN(3)                                                       5.39%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.60%(4)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  0.83%(4)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                174%(5)
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $3
--------------------------------------------------------------------------------

(1)  August 29, 2003 (commencement of sale) through November 30, 2003.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30
------------------------------------------------------------------------------------------
                                                             INVESTOR CLASS
------------------------------------------------------------------------------------------
                                         2003      2002        2001       2000      1999
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $5.78     $6.49       $7.89      $7.91     $6.54
------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income(1)               0.07      0.09        0.10       0.11      0.07
--------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                            1.00     (0.70)      (0.59)      0.30      1.55
------------------------------------------------------------------------------------------
  Total From Investment Operations       1.07     (0.61)      (0.49)      0.41      1.62
------------------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income            (0.07)    (0.10)      (0.09)     (0.08)    (0.08)
--------------------------------------
  From Net Realized Gains                 --        --        (0.82)     (0.35)    (0.17)
------------------------------------------------------------------------------------------
  Total Distributions                   (0.07)    (0.10)      (0.91)     (0.43)    (0.25)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $6.78     $5.78       $6.49      $7.89     $7.91
==========================================================================================
  TOTAL RETURN(2)                       18.82%    (9.59)%     (7.27)%     5.14%    25.69%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    1.20%     1.20%       1.20%      1.20%     1.20%
--------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    1.17%     1.42%       1.53%      1.25%     1.02%
--------------------------------------
Portfolio Turnover Rate                   169%      172%        184%       149%      115%
--------------------------------------
Net Assets, End of Period
(in thousands)                         $397,881  $300,644    $295,780   $311,193  $192,831
------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
--------------------------------------------------------------------------------
                                                    INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                         2003       2002       2001      2000(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $5.80      $6.50      $7.89      $8.50
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Income(2)               0.08       0.10       0.11       0.05
----------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                            0.99      (0.69)     (0.59)     (0.66)
--------------------------------------------------------------------------------
  Total From Investment Operations       1.07      (0.59)     (0.48)     (0.61)
--------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Investment Income            (0.08)     (0.11)     (0.09)       --
----------------------------------------
  From Net Realized Gains                 --         --       (0.82)       --
--------------------------------------------------------------------------------
  Total Distributions                   (0.08)     (0.11)     (0.91)       --
--------------------------------------------------------------------------------
Net Asset Value, End of Period          $6.79      $5.80      $6.50      $7.89
================================================================================
  TOTAL RETURN(3)                       18.82%     (9.23)%    (7.06)%    (7.18)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    1.00%      1.00%      1.00%    1.00%(4)
----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    1.37%      1.62%      1.73%    1.70%(4)
----------------------------------------
Portfolio Turnover Rate                   169%       172%       184%     149%(5)
----------------------------------------
Net Assets, End of Period
(in thousands)                          $36,408    $27,764    $31,219    $6,404
--------------------------------------------------------------------------------

(1)  August 1, 2000 (commencement of sale) through November 30, 2000.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2000.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30
--------------------------------------------------------------------------------
                                                        ADVISOR CLASS
--------------------------------------------------------------------------------
                                       2003     2002     2001     2000     1999
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $5.77    $6.47    $7.86    $7.89   $6.52
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income(1)             0.05     0.07     0.09     0.09     0.05
-------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                          1.00    (0.69)   (0.59)    0.29     1.55
--------------------------------------------------------------------------------
  Total From Investment Operations     1.05    (0.62)   (0.50)    0.38     1.60
--------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income          (0.06)   (0.08)   (0.07)   (0.06)   (0.06)
-------------------------------------
  From Net Realized Gains               --       --     (0.82)   (0.35)   (0.17)
--------------------------------------------------------------------------------
  Total Distributions                 (0.06)   (0.08)   (0.89)   (0.41)   (0.23)
--------------------------------------------------------------------------------
Net Asset Value, End of Period        $6.76    $5.77    $6.47    $7.86    $7.89
================================================================================
  TOTAL RETURN(2)                     18.37%   (9.68)%  (7.44)%   4.78%   25.46%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  1.45%    1.45%    1.45%    1.45%    1.45%
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                  0.92%    1.17%    1.28%    1.00%    0.77%
-------------------------------------
Portfolio Turnover Rate                 169%     172%     184%     149%     115%
-------------------------------------
Net Assets, End of Period
(in thousands)                       $156,275  $78,970  $40,120 $40,721  $13,417
--------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
--------------------------------------------------------------------------------
                                                          C CLASS
--------------------------------------------------------------------------------
                                            2003           2002          2001(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $5.72          $6.49          $6.51
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income(2)                  0.01           0.03           --(3)
---------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                               1.01          (0.70)         (0.02)
--------------------------------------------------------------------------------
  Total From Investment Operations          1.02          (0.67)         (0.02)
--------------------------------------------------------------------------------
Distributions
---------------------------------------
  From Net Investment Income               (0.02)         (0.10)           --
--------------------------------------------------------------------------------
Net Asset Value, End of Period             $6.72          $5.72          $6.49
================================================================================
  TOTAL RETURN(4)                          17.81%        (10.54)%        (0.31)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       2.20%          2.20%        2.20%(5)
---------------------------------------
Ratio of Net Investment Income
to Average Net Assets                       0.17%          0.42%        1.87%(5)
---------------------------------------
Portfolio Turnover Rate                      169%           172%         184%(6)
---------------------------------------
Net Assets, End of Period
(in thousands)                             $3,025         $1,029           $7
--------------------------------------------------------------------------------

(1)  November 27, 2001 (commencement of sale) through November 30, 2001.

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2001.

See Notes to Financial Statements.

------

Independent Auditors' Report

The Board of Directors and Shareholders,
American Century Strategic Asset Allocations, Inc:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Strategic Allocation: Conservative Fund,
Strategic Allocation: Moderate Fund, and Strategic Allocation: Aggressive Fund,
(collectively the "Funds"), three of the funds comprising American Century
Strategic Asset Allocations, Inc., as of November 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds'
management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of
Strategic Allocation: Conservative Fund, Strategic Allocation: Moderate Fund,
and Strategic Allocation: Aggressive Fund as of November 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
January 14, 2004

------

Management

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
75, although the remaining independent directors may temporarily waive this requirement on a case-by-case basis. Those listed as interested directors are
"interested" primarily by virtue of their engagement as officers of American
Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM);
the funds' principal underwriter, American Century Investment Services, Inc.
(ACIS); and the funds' transfer agent, American Century Services Corporation
(ACSC).

The other directors (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN (63), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 22

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Strategic Account Implementation
Manager, Applied Industrial Technologies, Inc., a corporation engaged in the sale of bearings and power transmission products

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ROBERT W. DOERING, M.D. (71), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director Emeritus(1)

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly a general surgeon

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D. (58), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
--------------------------------------------------------------------------------

(1)  Dr. Robert Doering resigned as full-time director, effective November 5,
     2001, after serving in such capacity for 33 years. Dr. Doering continues to serve the board in an advisory capacity. His position as Director Emeritus is an advisory position and involves attendance at one board meeting per year to review prior year-end results for the funds. He receives all regular board communications, including monthly mailings, industry newsletters, email communications, and company information, but not quarterly board and committee materials relating to meetings that he does not attend. Dr. Doering is not a director or a member of the board and has no voting power relating to any matters relating to fund operations. He is not an interested person of the funds or ACIM. He receives an annual stipend of $2,500 for his services.

                                                                    (continued)

------

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
D.D. (DEL) HOCK (68), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
and J.D. Edwards  & Company
--------------------------------------------------------------------------------
DONALD H. PRATT (65), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS (60), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers Computer Source
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD (57), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President--Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President, Finance--Global Markets Group, Sprint Corporation
(November 1998 to January 2003)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER (42), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR. (79)(1), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 44
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACSC and other ACC subsidiaries; Director, ACIM,
ACSC, and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III (44)(1), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 12
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Chief Executive Officer, ACC (June 1996 to September 2000); Director,
ACC, ACIM, ACSC, and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
(1)  James E. Stowers, Jr. is the father of James E. Stowers III.

                                                                     (continued)

------

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON (57), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS, and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (47), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer (September 1985 to present), ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (45), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH (37), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller--Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL (36), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Employee
Benefit Services, Inc. (December 2000 to present); Treasurer, American Century
Ventures, Inc. (December 1999 to January 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the funds' directors and is available without charge upon request by calling 1-800-345-2021.

------

Share Class Information

Three classes of share are authorized for sale by Strategic Allocation
Conservative: Investor Class, Institutional Class, and Advisor Class. Five
classes of shares  are authorized for sale by Strategic Allocation Moderate:
Investor Class, Institutional Class, Advisor Class, C Class, and R Class. Four
classes of shares are authorized for sale by Strategic Allocation Aggressive:
Investor Class, Institutional Class, Advisor Class, and C Class. The total expense ratios of Advisor, C, and R Class shares are higher than those of
Investor Class. The total expense ratio of Institutional Class is lower.

INVESTOR CLASS shares are available for purchase  in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00%. There is no CDSC
on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's
Web site at www.americancentury.com and on the Securities and Exchange
Commission's Web site at www.sec.gov.

------

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The NASDAQ COMPOSITE INDEX is a market-value weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------

Notes

------

Notes

------

Notes

------

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0401                                  American Century Investment Services, Inc.
SH-ANN-36706N                      (c)2004 American Century Services Corporation

NOVEMBER 30, 2003

American Century
Annual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of side-by-side bridges]

EmVee(reg.sm)

[american century logo and text logo (reg.sm)]

[inside front cover]

Table of Contents

Our Message to You........................................................  1

EMVEE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

Our Message to You

We are pleased to provide you with the annual report for the American Century
EmVee fund for the year ended November 30, 2003.

The report includes comparative performance figures, commentary, summary tables, a full list of portfolio holdings and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Many of you have called or written to express your concern about allegations of wrongdoing by other mutual fund investment management firms. We share your concern--fund companies must put investors first and do everything possible to maintain investor trust. Through the Investment Company Institute, the mutual fund trade association, American Century has advocated industry-wide proposals that strengthen protections for fund investors. We believe that decisive action is needed to show that we are committed, as an industry, to the interests of the
95 million investors we serve.

As information about alleged trading abuses in the mutual fund industry has come to light, we have posted messages and commentary about these issues on
www.americancentury.com. Beyond what's currently in the headlines, American
Century has been a champion of many important investor and industry issues, which are outlined in a document titled PUTTING INVESTORS FIRST. We invite you to visit our Web site and read about how our values have influenced these positions.

As always, we deeply appreciate your investment with American Century.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III
      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

EmVee - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                          SINCE INCEPTION     INCEPTION DATE
--------------------------------------------------------------------------------
EMVEE                                         17.10%(1)          8/29/2003
--------------------------------------------------------------------------------
WILSHIRE 5000 TOTAL MARKET INDEX               6.40%(1)             --
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

GROWTH OF $10,000 OVER LIFE OF FUND

$10,000 investment made August 29, 2003

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
2

EmVee - Portfolio Commentary

[photo of Jim Stowers III and John Small, Jr.]

A PORTFOLIO COMMENTARY FROM JIM STOWERS III AND JOHN SMALL, JR., PORTFOLIO
MANAGERS ON THE EMVEE INVESTMENT TEAM.

EmVee gained 17.10% from its inception on August 29, 2003 through November 30,
2003, outpacing its benchmark, the Wilshire 5000 Total Market Index, which gained 6.40%.

The period was marked by government reports indicating that economic growth was accelerating. The third quarter saw the fastest quarterly growth in gross domestic product and profits at American companies since 1984. These positive trends helped drive advances by most major indices tracked by the Frank Russell
Company, regardless of investment style. As is often the case when the economy heats up, stocks of smaller companies performed best in both the growth and value universes.

EmVee's highly automated system attempts to identify companies whose share price patterns suggest that they may either rise or fall, an approach commonly referred to as technical analysis. The portfolio's process led managers to focus on technology companies, which produced almost half of EmVee's performance for the period. On average, more than one-third of the portfolio was in that sector.

Semiconductor stocks, the largest industry position, was also the biggest contributor. The group was led by California Micro Devices, which climbed after forecasting that increased shipments and higher prices for its products would produce the company's first quarterly profit in almost three years. Fairchild
Semiconductor, which designs and manufactures microchips used for Internet hardware and telecommunications equipment, rose after it forecast higher bookings and plans for additional cost reductions. However, DuPont Photomasks, which makes plates containing images of integrated circuits that are used by microchip manufacturers, detracted after reporting a charge related to a factory closing.

Electronic equipment holdings contributed as well, led by manufacturers Motorola and 3Com. However, computer software companies provided mixed

TOP TEN HOLDINGS
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                                             % OF FUND
                                                            INVESTMENTS
                                                               AS OF
                                                             11/30/03
--------------------------------------------------------------------------------
First Horizon Pharmaceutical Corporation                        4.0%
--------------------------------------------------------------------------------
TeleTech Holdings Inc.                                          3.8%
--------------------------------------------------------------------------------
California Micro Devices Corporation                            3.5%
--------------------------------------------------------------------------------
Luminex Corporation                                             3.1%
--------------------------------------------------------------------------------
CVS Corp.                                                       3.0%
--------------------------------------------------------------------------------
Six Flags, Inc.                                                 2.9%
--------------------------------------------------------------------------------
Sirenza Microdevices Inc.                                       2.9%
--------------------------------------------------------------------------------
PanAmSat Corp.                                                  2.9%
--------------------------------------------------------------------------------
Plexus Corporation                                              2.8%
--------------------------------------------------------------------------------
Micrel Inc.                                                     2.8%
--------------------------------------------------------------------------------

                                                                    (continued)

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3

EmVee - Portfolio Commentary

results. PLATO Learning, which designs software for schools, colleges, and training programs, gained, while WatchGuard Technologies, which provides
Internet security services and products to small businesses, detracted.

Health care companies, EmVee's second largest sector concentration, was also the second largest contributing group. Drugmakers added the most to performance, led by First Horizon Pharmaceutical, a maker of drugs to treat chronic diseases in children and pregnant women. The company reported a profitable quarter after two quarters of losses. Medical products and supplies companies also contributed:
Luminex, which provides testing services for the life sciences industry, and
Urologix, which makes products to treat urological disorders.

However, Albany Molecular Research, which provides chemical services and research to drug companies, declined after reporting that its customers have reduced spending on outsourcing. HCA, one of the nation's largest hospital groups, also detracted.

The performance of commercial services companies was dependent entirely on the information services group, which was led by TeleTech Holdings, a provider of automated and live-agent customer services to Fortune 500 companies.

Some of EmVee's sector concentrations detracted. Its financial sector slumped due to declining financial services companies, the portfolio's largest detracting industry group.

The basic materials sector also took away from performance, led downward by
Goodyear Tire, which restated almost five years of earnings.

Consumer non-cyclical companies, those who revenue streams are generally unaffected by swings in the economy, represented the sector that detracted most during the period. Pepsi Bottling Group declined after reporting weaker-than-expected volume in Mexico due to increased competition. Grocery store chain Safeway declined as well.

As we look to the new year, we will continue to apply our disciplined approach.
We believe this strategy enables us to position the fund to benefit from the market's best investment opportunities.

TOP FIVE INDUSTRIES
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                                             % OF FUND
                                                            INVESTMENTS
                                                               AS OF
                                                             11/30/03
--------------------------------------------------------------------------------
Semiconductor                                                  13.3%
--------------------------------------------------------------------------------
Electronic Equipment                                            8.9%
--------------------------------------------------------------------------------
Computer Hardware
& Business Machines                                             8.9%
--------------------------------------------------------------------------------
Medical Products & Supplies                                     8.2%
--------------------------------------------------------------------------------
Computer Software                                               6.6%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                               AS OF
                                                             11/30/03
--------------------------------------------------------------------------------
U.S. Common Stocks                                            100.0%
--------------------------------------------------------------------------------

------
4

EmVee - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 100.0%

ALCOHOL -- 1.3%
--------------------------------------------------------------------------------
      530   Adolph Coors Company Cl B                               $   29,208
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 4.5%
--------------------------------------------------------------------------------
    7,328   Array Biopharma Inc.(1)                                     38,472
--------------------------------------------------------------------------------
    9,254   Avigen Inc.(1)                                              60,151
--------------------------------------------------------------------------------
                                                                        98,623
--------------------------------------------------------------------------------

CHEMICALS -- 1.6%
--------------------------------------------------------------------------------
    5,353   Goodyear Tire &
            Rubber Co. (The)(1)                                         36,133
--------------------------------------------------------------------------------

COMPUTER HARDWARE
& BUSINESS MACHINES -- 8.9%
--------------------------------------------------------------------------------
    2,034   Cisco Systems Inc.(1)                                       46,090
--------------------------------------------------------------------------------
    2,943   Coinstar Inc.(1)                                            49,531
--------------------------------------------------------------------------------
    4,326   Computer Network
            Technology Corp.(1)                                         43,044
--------------------------------------------------------------------------------
    7,272   InFocus Corporation(1)                                      57,594
--------------------------------------------------------------------------------
                                                                       196,259
--------------------------------------------------------------------------------

COMPUTER SOFTWARE -- 6.6%
--------------------------------------------------------------------------------
    2,010   PeopleSoft, Inc.(1)                                         42,512
--------------------------------------------------------------------------------
    5,136   PLATO Learning Inc.(1)                                      51,000
--------------------------------------------------------------------------------
    8,496   WatchGuard Technologies(1)                                  52,760
--------------------------------------------------------------------------------
                                                                       146,272
--------------------------------------------------------------------------------

CONSTRUCTION & REAL PROPERTY -- 5.3%
--------------------------------------------------------------------------------
    1,853   Butler Manufacturing Co.                                    38,376
--------------------------------------------------------------------------------
    1,600   NCI Building Systems Inc.(1)                                37,264
--------------------------------------------------------------------------------
    6,948   US Concrete Inc.(1)                                         40,986
--------------------------------------------------------------------------------
                                                                       116,626
--------------------------------------------------------------------------------

CONSUMER DURABLES -- 1.6%
--------------------------------------------------------------------------------
    1,322   Maytag Corporation                                          34,954
--------------------------------------------------------------------------------

DEFENSE/AEROSPACE -- 3.5%
--------------------------------------------------------------------------------
      924   Alliant Techsystems Inc.(1)                                 47,152
--------------------------------------------------------------------------------
      773   Boeing Co.                                                  29,675
--------------------------------------------------------------------------------
                                                                        76,827
--------------------------------------------------------------------------------

DEPARTMENT STORES -- 1.8%
--------------------------------------------------------------------------------
    1,641   J.C. Penney Co. Inc.
            Holding Company                                             40,828
--------------------------------------------------------------------------------

DRUGS -- 5.9%
--------------------------------------------------------------------------------
    7,668   First Horizon
            Pharmaceutical Corporation(1)                               87,415
--------------------------------------------------------------------------------
    4,233   Nastech Pharmaceutical Inc.(1)                              42,542
--------------------------------------------------------------------------------
                                                                       129,957
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT -- 8.9%
--------------------------------------------------------------------------------
    5,986   3Com Corp.(1)                                               44,775
--------------------------------------------------------------------------------
    3,044   Motorola, Inc.                                              42,738
--------------------------------------------------------------------------------
    3,547   Plexus Corporation(1)                                       62,959
--------------------------------------------------------------------------------
    1,999   Rudolph Technologies Inc.(1)                                46,277
--------------------------------------------------------------------------------
                                                                       196,749
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

ENTERTAINMENT -- 5.1%
--------------------------------------------------------------------------------
    1,783   4Kids Entertainment Inc.(1)                             $   47,874
--------------------------------------------------------------------------------
    9,475   Six Flags, Inc.(1)                                          63,956
--------------------------------------------------------------------------------
                                                                       111,830
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 1.6%
--------------------------------------------------------------------------------
    1,204   Federal Agricultural
            Mortgage Corp. Cl C(1)                                      34,302
--------------------------------------------------------------------------------

INFORMATION SERVICES -- 5.9%
--------------------------------------------------------------------------------
    4,708   QRS Corp.(1)                                                47,975
--------------------------------------------------------------------------------
    8,271   TeleTech Holdings Inc.(1)                                   83,123
--------------------------------------------------------------------------------
                                                                       131,098
--------------------------------------------------------------------------------

LEISURE -- 2.7%
--------------------------------------------------------------------------------
    4,199   Nautilus Group, Inc. (The)                                  59,752
--------------------------------------------------------------------------------

MEDIA -- 2.9%
--------------------------------------------------------------------------------
    2,856   PanAmSat Corp.(1)                                           63,089
--------------------------------------------------------------------------------

MEDICAL PRODUCTS & SUPPLIES -- 8.2%
--------------------------------------------------------------------------------
    6,532   Luminex Corporation(1)                                      68,912
--------------------------------------------------------------------------------
   14,120   Rita Medical Systems Inc.(1)                                60,010
--------------------------------------------------------------------------------
    9,289   Urologix Inc.(1)                                            52,576
--------------------------------------------------------------------------------
                                                                       181,498
--------------------------------------------------------------------------------

MINING & METALS -- 1.7%
--------------------------------------------------------------------------------
    3,859   Roanoke Electric Steel Corp.                                37,239
--------------------------------------------------------------------------------

MOTOR VEHICLES & PARTS -- 2.1%
--------------------------------------------------------------------------------
    5,871   Visteon Corp.                                               46,087
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST -- 2.2%
--------------------------------------------------------------------------------
    4,654   FelCor Lodging Trust Inc.                                   49,193
--------------------------------------------------------------------------------

SEMICONDUCTOR -- 13.3%
--------------------------------------------------------------------------------
    9,043   California Micro
            Devices Corporation(1)                                      77,589
--------------------------------------------------------------------------------
    3,502   Credence Systems Corp.(1)                                   45,386
--------------------------------------------------------------------------------
    1,864   Fairchild Semiconductor
            International Inc.(1)                                       48,464
--------------------------------------------------------------------------------
    3,597   Micrel Inc.(1)                                              61,509
--------------------------------------------------------------------------------
   10,938   Sirenza Microdevices Inc.(1)                                63,769
--------------------------------------------------------------------------------
                                                                       296,717
--------------------------------------------------------------------------------

SPECIALTY STORES -- 4.4%
--------------------------------------------------------------------------------
    1,500   Angelica Corp.                                              30,975
--------------------------------------------------------------------------------
    1,777   CVS Corp.                                                   66,566
--------------------------------------------------------------------------------
                                                                        97,541
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $1,917,830)                                                   $2,210,782
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

See Notes to Financial Statements.

------
5

Statement of Assets and Liabilities

NOVEMBER 30, 2003
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $1,917,830)                $2,210,782
------------------------------------------------------------------
Cash                                                                    54,266
------------------------------------------------------------------
Receivable for investments sold                                         51,671
------------------------------------------------------------------
Dividends receivable                                                       898
--------------------------------------------------------------------------------
                                                                     2,317,617
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                       50,183
------------------------------------------------------------------
Accrued management fees                                                  2,532
--------------------------------------------------------------------------------
                                                                        52,715
--------------------------------------------------------------------------------

NET ASSETS                                                          $2,264,902
================================================================================

CAPITAL SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Authorized                                                         100,000,000
================================================================================
Outstanding                                                            193,407
================================================================================

NET ASSET VALUE PER SHARE                                               $11.71
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                             $2,001,095
------------------------------------------------------------------
Accumulated net realized loss on investment transactions               (29,145)
------------------------------------------------------------------
Net unrealized appreciation on investments                             292,952
--------------------------------------------------------------------------------
                                                                    $2,264,902
================================================================================

See Notes to Financial Statements.

------
6

Statement of Operations

PERIOD ENDED NOVEMBER 30, 2003(1)
--------------------------------------------------------------------------------
INVESTMENT LOSS
--------------------------------------------------------------------------------
INCOME:
------------------------------------------------------------------
Dividends                                                             $  1,630
------------------------------------------------------------------
Interest                                                                   281
--------------------------------------------------------------------------------
                                                                         1,911
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------------------------------------
Management fees                                                          6,363
------------------------------------------------------------------
Directors' fees and expenses                                                 3
------------------------------------------------------------------
Other expenses                                                              17
--------------------------------------------------------------------------------
                                                                         6,383
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                     (4,472)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on investment transactions                           (29,145)
------------------------------------------------------------------
Change in net unrealized appreciation on investments                   292,952
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                       263,807
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $259,335
================================================================================

(1) August 29, 2003 (inception) to November 30, 2003.

See Notes to Financial Statements.

------
7

Statement of Changes in Net Assets

PERIOD ENDED NOVEMBER 30, 2003(1)
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                                  2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                                                 $   (4,472)
------------------------------------------------------------------
Net realized loss                                                      (29,145)
------------------------------------------------------------------
Change in net unrealized appreciation                                  292,952
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   259,335
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                                            2,005,567
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                           2,264,902

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                                         --
--------------------------------------------------------------------------------
End of period                                                       $2,264,902
================================================================================

TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                                   193,407
================================================================================

(1)  August 29, 2003 (inception) to November 30, 2003.

See Notes to Financial Statements.

------
8

Notes to Financial Statements

NOVEMBER 30, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Strategic Asset Allocations, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. EmVee Fund (the fund) is one fund in a series issued by the corporation. The fund is non-diversified under the 1940 Act. The fund's investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in common stocks of companies of any size, industry type or geographic location, whose share price patterns suggest to the manager that their stocks may increase in value.
The fund incepted on August 29, 2003. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

REDEMPTION -- The fund may impose a 2% redemption fee on shares held less than five years. These redemption fees are recorded as a reduction in the cost of shares redeemed.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

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9

Notes to Financial Statements

NOVEMBER 30, 2003

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on the fund's average daily closing net assets during the previous month. The annual management fee is 1.50%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services
Corporation. On August 29, 2003, ACIM purchased 100,000 shares to seed operations of the fund. ACIM owned approximately 52% of the fund as of November
30, 2003. In addition, an interested director owned approximately 9% of the fund as of November 30, 2003.

During the period ended November 30, 2003, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2003, were $2,201,452 and $254,477, respectively.

4. SUBSEQUENT EVENT

Effective December 17, 2003, the fund, along with certain other funds managed by
ACIM, entered into a $650,000,000 unsecured bank line of credit agreement with
JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of JPM. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%.

                                                                    (continued)

------
10

Notes to Financial Statements

NOVEMBER 30, 2003

5. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. There were no distributions paid by the fund during the period ended November 30, 2003.

As of November 30, 2003, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                                     $1,917,851
================================================================================
Gross tax appreciation of investments                                 $310,320
------------------------------------------------------------------
Gross tax depreciation of investments                                  (17,389)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                   $292,931
================================================================================
Undistributed ordinary income                                              $--
------------------------------------------------------------------
Accumulated capital losses                                            $(25,707)
------------------------------------------------------------------
Capital loss deferral                                                  $(3,417)
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2011.

The capital loss deferrals represent net capital losses incurred in the one-month period ended November 30, 2003. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
11

EmVee - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------
  Net Investment Loss                                                   (0.02)
------------------------------------------------------------------
  Net Realized and Unrealized Gain                                       1.73
--------------------------------------------------------------------------------
  Total From Investment Operations                                       1.71
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $11.71
================================================================================
  TOTAL RETURN(2)                                                       17.10%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.50%(3)
------------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                  (1.05)%(3)
------------------------------------------------------------------
Portfolio Turnover Rate                                                    16%
------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $2,265
--------------------------------------------------------------------------------

(1) August 29, 2003 (inception) through November 30, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

See Notes to Financial Statements.

------
12

Independent Auditors' Report

The Board of Directors and Shareholders,
American Century Strategic Asset Allocations, Inc:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of EmVee Fund, one of the funds comprising American
Century Strategic Asset Allocations, Inc., as of November 30, 2003, and the
related statement of operations, the statement of changes in net assets, and the financial highlights for the period from August 29, 2003 (inception) through
November 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EmVee
Fund as of November 30, 2003, the results of its operations, the changes in its net assets, and its financial highlights for the period from August 29, 2003
(inception) through November 30, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
January 14, 2004

------
13

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
75, although the remaining independent directors may temporarily waive this requirement on a case-by-case basis. Those listed as interested directors are
"interested" primarily by virtue of their engagement as officers of American
Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American Century Investment Management, Inc. (ACIM);
the fund's principal underwriter, American Century Investment Services, Inc.
(ACIS); and the fund's transfer agent, American Century Services Corporation
(ACSC).

The other directors (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.

All persons named as officers of the fund also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN (63), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 22

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Strategic Account Implementation
Manager, Applied Industrial Technologies, Inc., a corporation engaged in the sale of bearings and power transmission products

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ROBERT W. DOERING, M.D. (71), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director Emeritus(1)

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly a general surgeon

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D. (58), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
--------------------------------------------------------------------------------

(1) Dr. Robert Doering resigned as full-time director, effective November 5,
    2001, after serving in such capacity for 33 years. Dr. Doering continues to serve the board in an advisory capacity. His position as Director Emeritus is an advisory position and involves attendance at one board meeting per year to review prior year-end results for the funds. He receives all regular board communications, including monthly mailings, industry newsletters, email communications, and company information, but not quarterly board and committee materials relating to meetings that he does not attend. Dr. Doering is not a director or a member of the board and has no voting power relating to any matters relating to fund operations. He is not an interested person of the funds or ACIM. He receives an annual stipend of $2,500 for his services.

                                                                    (continued)

------
14

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
D.D. (DEL) HOCK (68), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
and J.D. Edwards & Company
--------------------------------------------------------------------------------
DONALD H. PRATT (65), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS (60), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers Computer Source

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD (57), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President - Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President, Finance - Global Markets Group, Sprint Corporation
(November 1998 to January 2003)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER (42), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR. (79)(1), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 44

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACSC and other ACC subsidiaries; Director, ACIM,
ACSC, and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III (44)(1), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 12

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Chief Executive Officer, ACC (June 1996 to September 2000); Director,
ACC, ACIM, ACSC, and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

                                                                    (continued)

------
15

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON (57), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS, and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (47), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer (September 1985 to present), ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (45), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH (37), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL (36), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Employee
Benefit Services, Inc. (December 2000 to present); Treasurer, American Century
Ventures, Inc. (December 1999 to January 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the funds' directors and is available without charge upon request by calling 1-800-345-2021.

------
16

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

------
17

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The WILSHIRE 5000 TOTAL MARKET INDEX measures the performance of all U.S.
headquartered equity securities with readily available price data.

------
18

Notes

------
19

Notes

------
20

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0401                              American Century Investment Services, Inc.
SH-ANN-36712N                     (c)2004 American Century Services Corporation

ITEM 2. CODE OF ETHICS.

(a)  The registrant has adopted a Code of Ethics for Senior  Financial  Officers that applies to the registrant's  principal  executive  officer,  principal financial officer,  principal  accounting  officer,  and persons performing similar functions.

(b)  No response required.

(c)  None.

(d)  None.

(e)  Not applicable.

(f) The registrant's Code of Ethics for Senior Financial Officers was filed as
    Exhibit 10(a) to American Century Mutual Fund, Inc.'s Annual Certified
    Shareholder Report on Form N-CSR, File No. 811-0816, on December 23, 2003,
    and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) D. D. (Del) Hock, Donald H. Pratt and M. Jeannine Strandjord are the
       registrant's designated audit committee financial experts. They are
       "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b)    No response required.

(c)    No response required.

(d)    No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable prior to annual filings for fiscal years ending after
        December 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6. [RESERVED].

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

        Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        Not  applicable  prior to the  first  reporting  period  ending  after
        January 1, 2004.

ITEM 10. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)  Registrant's  Code of Ethics for Senior Financial  Officers,  which is the subject of the  disclosure  required by Item 2 of Form N-CSR,  was filed as  Exhibit  10(a)  to  American  Century  Mutual  Fund,  Inc.'s
        Certified  Shareholder  Report on Form N-CSR,  File No.  811-3706,  on
        December 23, 2003.

(a)(2)  Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
        Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
        99.302CERT.

(a)(3)  Not applicable.

(b)     A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Strategic Asset Allocations, Inc.

By:   /s/ William M. Lyons
      -------------------------------------------
      Name:    William M. Lyons
      Title:   President

Date:  January 29, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      --------------------------------------------
      Name:    William M. Lyons
      Title:   President
               (principal executive officer)

Date:  January 29, 2004

By:   /s/ Maryanne L. Roepke
      ---------------------------------------------
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer, and
               Chief Accounting Officer
               (principal financial officer)

Date:  January 29, 2004